UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-00242

Natixis Funds Trust II

(Exact name of Registrant as specified in charter)

888 Boylston Street, Suite 800 Boston, Massachusetts 02199-8197

(Address of principal executive offices) (Zip code)

Russell L. Kane, Esq.

NGAM Distribution, L.P.

888 Boylston Street, Suite 800

Boston, Massachusetts 02199-8197

(Name and address of agent for service)

Registrant’s telephone number, including area code: (617) 449-2822

Date of fiscal year end: December 31

Date of reporting period: June 30, 2017

Item 1. Reports to Stockholders.

The Registrant’s semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:

SEMIANNUAL REPORT

June 30, 2017

Natixis Oakmark Fund

Natixis Oakmark International Fund

Vaughan Nelson Small Cap Value Fund

Vaughan Nelson Value Opportunity Fund

TABLE OF  CONTENTS

Portfolio Review  page  1

Portfolio of Investments  page  20

Financial Statements  page  37

Notes to Financial Statements  page  63

Shareholder Supplement enclosed

NATIXIS OAKMARK FUND

Managers	Symbols
William C. Nygren, CFA®	Class A NEFOX
Kevin G. Grant, CFA®	Class C NECOX
M. Colin Hudson, CFA®	Class N NOANX
Michael J. Mangan, CFA®	Class Y NEOYX
Harris Associates L.P.

Investment Goal

The Fund seeks long-term capital appreciation.

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Average Annual Total Returns — June 30, 20173

						Expense Ratios[4]
	6 Months	1 Year	5 Years	10 Years	Life of Class N	Gross	Net

Class Y (Inception 11/18/98)
NAV	8.11%	27.52%	15.32%	6.93%	—%	0.92%	0.92%

Class A (Inception 5/6/31)
NAV	7.96	27.18	15.02	6.63	—	1.18	1.18
With 5.75% Maximum Sales Charge	1.77	19.89	13.67	6.00	—

Class C (Inception 5/1/95)
NAV	7.60	26.21	14.17	5.84	—	1.93	1.93
With CDSC[1]	6.60	25.21	14.17	5.84	—

Class N (Inception 5/1/17)
NAV	—	—	—	—	3.03	0.81	0.81

Comparative Performance
S&P 500® Index[2]	9.34	17.90	14.63	7.18	1.86

Performance data shown represents past performance and is no guarantee of, and not necessarily indicative of, future results. Total return and value will vary, and you may have a gain or loss when shares are sold. Current performance may be lower or higher than quoted. For most recent month-end performance, visit ngam.natixis.com/performance. Performance for other share classes will be greater or less than shown based on differences in fees and sales charges. You may not invest directly in an index. Performance for periods less than one year is cumulative, not annualized. Returns reflect changes in share price and reinvestment of dividends and capital gains, if any. The table(s) do not reflect taxes shareholders might owe on any fund distributions or when they redeem their shares.

1	Performance for Class C shares assumes a 1.00% contingent deferred sales charge (“CDSC”) applied when you sell shares within one year of purchase.

2	S&P 500® Index is a widely recognized measure of U.S. stock market performance. It is an unmanaged index of 500 common stocks chosen for market size, liquidity, and industry group representation, among other factors. It also measures the performance of the large cap segment of the US equities market.

3	Fund performance has been increased by fee waivers and/or expense reimbursements, if any, without which performance would have been lower.

4	Expense ratios are as shown in the Fund’s prospectus in effect as of the date of this report. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report under Ratios to Average Net Assets. Net expenses reflect contractual expense caps set to expire on 4/30/18. When a Fund’s expenses are below the cap, gross and net expense ratios will be the same. See Note 6 of the Notes to Financial Statements for more information about the Fund’s expense caps.

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NATIXIS OAKMARK INTERNATIONAL FUND

Managers	Symbols
David G. Herro, CFA®	Class A NOIAX
Michael L. Manelli, CFA®	Class C NOICX
Harris Associates L.P.	Class N NIONX
Class Y NOIYX

Investment Goal

The Fund seeks long-term capital appreciation.

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Average Annual Total Returns — June 30, 20173

						Expense Ratios[4]
	6 Months	1 Year	5 Years	Life of Class		Gross	Net

Class Y (Inception 5/1/17)				Class A/C	Class Y/N
NAV	16.79%	40.66%	11.93%	—%	1.50%	1.09%	1.09%

Class A (Inception 12/15/10)
NAV	16.71	40.56	11.91	7.54	—	1.34	1.34
With 5.75% Maximum Sales Charge	10.01	32.43	10.60	6.57	—

Class C (Inception 12/15/10)
NAV	16.30	39.67	11.09	6.75	—	2.09	2.09
With CDSC[1]	15.30	38.67	11.09	6.75	—

Class N (Inception 5/1/17)
NAV	—	—	—	—	1.50	0.97	0.97

Comparative Performance
MSCI World ex USA Index (Net)[2]	12.82	19.49	8.15	4.69	3.16

Performance data shown represents past performance and is no guarantee of, and not necessarily indicative of, future results. Total return and value will vary, and you may have a gain or loss when shares are sold. Current performance may be lower or higher than quoted. For most recent month-end performance, visit ngam.natixis.com/performance. Performance for other share classes will be greater or less than shown based on differences in fees and sales charges. You may not invest directly in an index. Performance for periods less than one year is cumulative, not annualized. Returns reflect changes in share price and reinvestment of dividends and capital gains, if any. The table(s) do not reflect taxes shareholders might owe on any fund distributions or when they redeem their shares.

1	Performance for Class C shares assumes a 1.00% contingent deferred sales charge (“CDSC”) applied when you sell shares within one year of purchase.

2	MSCI World ex USA Index (Net) is an unmanaged index that is designed to measure the equity market performance of developed markets, excluding the United States.

3	Fund performance has been increased by fee waivers and/or expense reimbursements, if any, without which performance would have been lower.

4	Expense ratios are as shown in the Fund’s prospectus in effect as of the date of this report. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report under Ratios to Average Net Assets. Net expenses reflect contractual expense caps set to expire on 4/30/18. When a Fund’s expenses are below the cap, gross and net expense ratios will be the same. See Note 6 of the Notes to Financial Statements for more information about the Fund’s expense caps.

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VAUGHAN NELSON SMALL CAP VALUE FUND

Managers	Symbols
Dennis G. Alff, CFA®	Class A NEFJX
Chad D. Fargason	Class C NEJCX
Chris D. Wallis, CFA®	Class N VSCNX
Scott J. Weber, CFA®	Class Y NEJYX
Vaughan Nelson Investment Management, L.P.

Effective July 31, 2009, the fund was closed to new investors.

Investment Goal

The Fund seeks capital appreciation.

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Average Annual Total Returns — June 30, 20173

						Expense Ratios[4]
	6 Months	1 Year	5 Years	10 Years	Life of Class N	Gross	Net

Class Y (Inception 8/31/06)
NAV	-1.20%	14.53%	14.38%	9.46%	—%	1.28%	1.28%

Class A (Inception 12/31/96)
NAV	-1.39	14.23	14.08	9.17	—	1.53	1.53
With 5.75% Maximum Sales Charge	-7.07	7.67	12.75	8.53	—

Class C (Inception 12/31/96)
NAV	-1.70	13.42	13.25	8.36	—	2.28	2.28
With CDSC[1]	-2.63	12.43	13.25	8.36	—

Class N (Inception 5/1/17)
NAV	—	—	—	—	-0.77	1.19	1.19

Comparative Performance
Russell 2000® Value Index[2]	0.54	24.86	13.39	5.92	-0.15

Performance data shown represents past performance and is no guarantee of, and not necessarily indicative of, future results. Total return and value will vary, and you may have a gain or loss when shares are sold. Current performance may be lower or higher than quoted. For most recent month-end performance, visit ngam.natixis.com/performance. Performance for other share classes will be greater or less than shown based on differences in fees and sales charges. You may not invest directly in an index. Performance for periods less than one year is cumulative, not annualized. Returns reflect changes in share price and reinvestment of dividends and capital gains, if any. The table(s) do not reflect taxes shareholders might owe on any fund distributions or when they redeem their shares.

1	Performance for Class C shares assumes a 1.00% contingent deferred sales charge (“CDSC”) applied when you sell shares within one year of purchase.

2	Russell 2000® Value Index is an unmanaged index that measures the performance of the small-cap value segment of the U.S. equity universe. It includes those Russell 2000® companies with lower price-to-book ratios and lower forecasted growth values.

3	Fund performance has been increased by fee waivers and/or expense reimbursements, if any, without which performance would have been lower.

4	Expense ratios are as shown in the Fund’s prospectus in effect as of the date of this report. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report under Ratios to Average Net Assets. Net expenses reflect contractual expense caps set to expire on 4/30/18. When a Fund’s expenses are below the cap, gross and net expense ratios will be the same. See Note 6 of the Notes to Financial Statements for more information about the Fund’s expense caps.

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VAUGHAN NELSON VALUE OPPORTUNITY FUND

Managers	Symbols
Dennis G. Alff, CFA®	Class A VNVAX
Chad D. Fargason	Class C VNVCX
Chris D. Wallis, CFA®	Class N VNVNX
Scott J. Weber, CFA®	Class Y VNVYX
Vaughan Nelson Investment Management, L.P.

Investment Goal

The Fund seeks long-term capital appreciation.

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Average Annual Total Returns — June 30, 20173

						Expense Ratios[4]
	6 Months	1 Year	5 Years	Life of Class		Gross	Net

Class Y (Inception 10/31/08)				Class A/C/Y	Class N
NAV	4.00%	12.60%	12.83%	13.00%	—%	1.23%	1.23%

Class A (Inception 10/31/08)
NAV	3.84	12.33	12.56	12.72	—	1.48	1.48
With 5.75% Maximum Sales Charge	-2.11	5.88	11.22	11.95	—

Class C (Inception 10/31/08)
NAV	3.49	11.49	11.72	11.88	—	2.23	2.23
With CDSC[1]	2.49	10.49	11.72	11.88	—

Class N (Inception 5/1/13)
NAV	4.05	12.68	—	—	9.90	1.13	1.13

Comparative Performance
Russell Midcap® Value Index[2]	5.18	15.93	15.14	15.16	12.18

Performance data shown represents past performance and is no guarantee of, and not necessarily indicative of, future results. Total return and value will vary, and you may have a gain or loss when shares are sold. Current performance may be lower or higher than quoted. For most recent month-end performance, visit ngam.natixis.com/performance. Performance for other share classes will be greater or less than shown based on differences in fees and sales charges. You may not invest directly in an index. Performance for periods less than one year is cumulative, not annualized. Returns reflect changes in share price and reinvestment of dividends and capital gains, if any. The table(s) do not reflect taxes shareholders might owe on any fund distributions or when they redeem their shares.

1	Performance for Class C shares assumes a 1.00% contingent deferred sales charge (“CDSC”) applied when you sell shares within one year of purchase.

2	Russell Midcap® Value Index is an unmanaged index that measures the performance of the mid-cap value segment of the U.S. equity universe. It includes those Russell Midcap® Index companies with lower price-to-book ratios and lower forecasted growth values.

3	Fund performance has been increased by fee waivers and/or expense reimbursements, if any, without which performance would have been lower.

4	Expense ratios are as shown in the Fund’s prospectus in effect as of the date of this report. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report under Ratios to Average Net Assets. Net expenses reflect contractual expense caps set to expire on 4/30/18. When a Fund’s expenses are below the cap, gross and net expense ratios will be the same. See Note 6 of the Notes to Financial Statements for more information about the Fund’s expense caps.

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ADDITIONAL INFORMATION

All investing involves risk, including the risk of loss. There is no assurance that any investment will meet its performance objectives or that losses will be avoided.

ADDITIONAL INDEX INFORMATION

This document may contain references to third party copyrights, indexes, and trademarks, each of which is the property of its respective owner. Such owner is not affiliated with Natixis Global Asset Management or any of its related or affiliated companies (collectively “NGAM”) and does not sponsor, endorse or participate in the provision of any NGAM services, funds or other financial products.

The index information contained herein is derived from third parties and is provided on an “as is” basis. The user of this information assumes the entire risk of use of this information. Each of the third party entities involved in compiling, computing or creating index information disclaims all warranties (including, without limitation, any warranties of originality, accuracy, completeness, timeliness, non-infringement, merchantability and fitness for a particular purpose) with respect to such information.

PROXY VOTING INFORMATION

A description of the Natixis Funds’ proxy voting policies and procedures is available without charge, upon request, by calling Natixis Funds at 800-225-5478; on Natixis Funds’ website at ngam.natixis.com; and on the Securities and Exchange Commission’s (SEC) website at www.sec.gov. Information regarding how Natixis Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available from Natixis Funds’ website and the SEC’s website.

QUARTERLY PORTFOLIO SCHEDULES

Natixis Funds file a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public

Reference Room may be obtained by calling 800-SEC-0330.

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UNDERSTANDING FUND EXPENSES

As a mutual fund shareholder, you incur different costs: transaction costs, including sales charges (loads) on purchases and contingent deferred sales charges on redemptions, and ongoing costs, including management fees, distribution and/or service fees (12b-1 fees), and other fund expenses. Certain exemptions may apply. These costs are described in more detail in the Funds’ prospectus. The following examples are intended to help you understand the ongoing costs of investing in the Funds and help you compare these with the ongoing costs of investing in other mutual funds.

The first line in the table of each class of Fund shares shows the actual account values and actual Fund expenses you would have paid on a $1,000 investment in the Fund from January 1, 2017 through June 30, 2017. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example $8,600 account value divided by $1,000 = 8.60) and multiply the result by the number in the Expenses Paid During Period column as shown for your class.

The second line in the table for each class of fund shares provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid on your investment for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown reflect ongoing costs only, and do not include any transaction costs, such as sales charges. Therefore, the second line in the table of each fund is useful in comparing ongoing costs only, and will not help you determine the relative costs of owning different funds. If transaction costs were included, total costs would be higher.

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NATIXIS OAKMARK FUND	BEGINNING ACCOUNT VALUE 1/1/2017	ENDING ACCOUNT VALUE 6/30/2017	EXPENSES PAID DURING PERIOD* 1/1/2017 – 6/30/2017
Class A
Actual	$1,000.00	$1,079.60	$6.24	[1]
Hypothetical (5% return before expenses)	$1,000.00	$1,018.79	$6.06	*
Class C
Actual	$1,000.00	$1,076.00	$10.09	[1]
Hypothetical (5% return before expenses)	$1,000.00	$1,015.08	$9.79	*
Class N
Actual	$1,000.00	$1,030.30	$1.54	[2]
Hypothetical (5% return before expenses)	$1,000.00	$1,020.23	$4.61	*
Class Y
Actual	$1,000.00	$1,081.10	$4.95	[1]
Hypothetical (5% return before expenses)	$1,000.00	$1,020.03	$4.81	*

*	Hypothetical expenses are equal to the Fund’s annualized expense ratio (after waiver/reimbursement): 1.21%, 1.96%, 0.92% and 0.96% for Class A, C, N and Y, respectively, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (181), divided by 365 (to reflect the half-year period).

[1]	Actual expenses for Class A, C and Y are equal to the Fund’s annualized expense ratio: 1.21%, 1.96% and 0.96%, respectively, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (181), divided by 365 (to reflect the half-year period).

[2]	Class N commenced operations on May 1, 2017. Actual expenses are equal to the Fund’s annualized expense ratio (after waiver/reimbursement) of 0.92%, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal period (60), divided by 365 (to reflect the partial period).

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NATIXIS OAKMARK INTERNATIONAL FUND	BEGINNING ACCOUNT VALUE 1/1/2017	ENDING ACCOUNT VALUE 6/30/2017	EXPENSES PAID DURING PERIOD* 1/1/2017 – 6/30/2017
Class A
Actual	$1,000.00	$1,167.10	$7.20	[1]
Hypothetical (5% return before expenses)	$1,000.00	$1,018.15	$6.71	*
Class C
Actual	$1,000.00	$1,163.00	$11.16	[1]
Hypothetical (5% return before expenses)	$1,000.00	$1,014.48	$10.39	*
Class N
Actual	$1,000.00	$1,015.00	$1.71	[2]
Hypothetical (5% return before expenses)	$1,000.00	$1,019.69	$5.16	*
Class Y
Actual	$1,000.00	$1,015.00	$1.90	[3]
Hypothetical (5% return before expenses)	$1,000.00	$1,019.09	$5.76	*

*	Hypothetical expenses are equal to the Fund’s annualized expense ratio (after waiver/reimbursement): 1.34%, 2.08%, 1.03% and 1.15% for Class A, C, N and Y, respectively, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (181), divided by 365 (to reflect the half-year period).

[1]	Actual expenses for Class A and C are equal to the Fund’s annualized expense ratio: 1.34% and 2.08%, respectively, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (181), divided by 365 (to reflect the half-year period).

[2]	Class N commenced operations on May 1, 2017. Actual expenses are equal to the Fund’s annualized expense ratio (after waiver/reimbursement) of 1.03%, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal period (60), divided by 365 (to reflect the partial period).

[3]	Class Y commenced operations on May 1, 2017. Actual expenses are equal to the Fund’s annualized expense ratio of 1.15%, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal period (60), divided by 365 (to reflect the partial period).

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VAUGHAN NELSON SMALL CAP VALUE FUND	BEGINNING ACCOUNT VALUE 1/1/2017	ENDING ACCOUNT VALUE 6/30/2017	EXPENSES PAID DURING PERIOD* 1/1/2017 – 6/30/2017
Class A
Actual	$1,000.00	$986.10	$6.75	[1]
Hypothetical (5% return before expenses)	$1,000.00	$1,018.00	$6.85	*
Class C
Actual	$1,000.00	$983.00	$10.42	[1]
Hypothetical (5% return before expenses)	$1,000.00	$1,014.28	$10.59	*
Class N
Actual	$1,000.00	$992.30	$1.78	[2]
Hypothetical (5% return before expenses)	$1,000.00	$1,019.39	$5.46	*
Class Y
Actual	$1,000.00	$988.00	$5.52	[1]
Hypothetical (5% return before expenses)	$1,000.00	$1,019.24	$5.61	*

*	Hypothetical expenses are equal to the Fund’s annualized expense ratio (after waiver/reimbursement): 1.37%, 2.12%, 1.09% and 1.12% for Class A, C, N and Y, respectively, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (181), divided by 365 (to reflect the half-year period).

[1]	Actual expenses for Class A, C and Y are equal to the Fund’s annualized expense ratio (after waiver/reimbursement): 1.37%, 2.12% and 1.12%, respectively, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (181), divided by 365 (to reflect the half-year period).

[2]	Class N commenced operations on May 1, 2017. Actual expenses are equal to the Fund’s annualized expense ratio (after waiver/reimbursement) of 1.09%, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal period (60), divided by 365 (to reflect the partial period).

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VAUGHAN NELSON VALUE OPPORTUNITY FUND	BEGINNING ACCOUNT VALUE 1/1/2017	ENDING ACCOUNT VALUE 6/30/2017	EXPENSES PAID DURING PERIOD* 1/1/2017 – 6/30/2017
Class A
Actual	$1,000.00	$1,038.40	$6.17
Hypothetical (5% return before expenses)	$1,000.00	$1,018.75	$6.11
Class C
Actual	$1,000.00	$1,034.90	$9.94
Hypothetical (5% return before expenses)	$1,000.00	$1,015.03	$9.84
Class N
Actual	$1,000.00	$1,040.50	$4.45
Hypothetical (5% return before expenses)	$1,000.00	$1,020.43	$4.41
Class Y
Actual	$1,000.00	$1,040.00	$4.91
Hypothetical (5% return before expenses)	$1,000.00	$1,019.98	$4.86

*	Expenses are equal to the Fund’s annualized expense ratio: 1.22%, 1.97%, 0.88% and 0.97% for Class A, C, N and Y, respectively, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (181), divided by 365 (to reflect the half-year period).

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BOARD APPROVAL OF THE EXISTING ADVISORY AND SUB-ADVISORY AGREEMENTS

The Board of Trustees of the Trusts (the “Board”), including the Independent Trustees, considers matters bearing on each Fund’s advisory and sub-advisory agreements (collectively, the “Agreements”) at most of its meetings throughout the year. Each year, usually in the spring, the Contract Review Committee of the Board meets to review the Agreements to determine whether to recommend that the full Board approve the continuation of the Agreements, typically for an additional one-year period. After the Contract Review Committee has made its recommendation, the full Board, including the Independent Trustees, determines whether to approve the continuation of the Agreements.

In connection with these meetings, the Trustees receive materials that the Funds’ investment advisers and sub-advisers (collectively, the “Advisers”) believe to be reasonably necessary for the Trustees to evaluate the Agreements. These materials generally include, among other items, (i) information on the investment performance of the Funds and the performance of peer groups of funds and the Funds’ performance benchmarks, (ii) information on the Funds’ advisory and sub-advisory fees, if any, and other expenses, including information comparing the Funds’ expenses to the fees charged to institutional accounts with similar strategies managed by the Advisers, if any, and to those of peer groups of funds and information about any applicable expense caps and/or fee “breakpoints,” (iii) sales and redemption data in respect of the Funds, (iv) information about the profitability of the Agreements to the Advisers and (v) information obtained through the completion by the Advisers of a questionnaire distributed on behalf of the Trustees. The Board, including the Independent Trustees, also considers other matters such as (i) each Adviser’s financial results and financial condition, (ii) each Fund’s investment objective and strategies and the size, education and experience of the Advisers’ respective investment staffs and their use of technology, external research and trading cost measurement tools, (iii) arrangements in respect of the distribution of the Funds’ shares and the related costs, (iv) the allocation of the Funds’ brokerage, if any, including, if applicable, allocations to brokers affiliated with the Advisers and the use of “soft” commission dollars to pay Fund expenses and to pay for research and other similar services, (v) the resources devoted to, and the record of compliance with, the Funds’ investment policies and restrictions, policies on personal securities transactions and other compliance policies, (vi) each Adviser’s policies and procedures relating to, among other things, compliance, trading and best execution, proxy voting and valuation, (vii) information about amounts invested by the Funds’ portfolio managers in the Funds or in similar accounts that they manage and (viii) the general economic outlook with particular emphasis on the mutual fund industry. Throughout the process, the Trustees are afforded the opportunity to ask questions of and request additional materials from the Advisers.

In addition to the materials requested by the Trustees in connection with their annual consideration of the continuation of the Agreements, the Trustees receive materials in advance of each regular quarterly meeting of the Board that provide detailed information about the Funds’ investment performance and the fees charged to the Funds for advisory and other services. This information generally includes, among other things, an internal performance rating for each Fund based on agreed-upon criteria, graphs showing each

15  |

Fund’s performance and fee differentials against each Fund’s peer group/category, performance ratings provided by a third-party, total return information for various periods, and third-party performance rankings for various periods comparing a Fund against similarly categorized funds. The portfolio management team for each Fund or other representatives of the Advisers make periodic presentations to the Contract Review Committee and/or the full Board, and Funds identified as presenting possible performance concerns may be subject to more frequent board presentations and reviews. In addition, each quarter, the Trustees are provided with detailed statistical information about each Fund’s portfolio. The Trustees also receive periodic updates between meetings.

The Board most recently approved the continuation of the Agreements at its meeting held in June 2017. The Agreements were continued for a one-year period for the Funds. In considering whether to approve the continuation of the Agreements, the Board, including the Independent Trustees, did not identify any single factor as determinative. Individual Trustees may have evaluated the information presented differently from one another, giving different weights to various factors. Matters considered by the Trustees, including the Independent Trustees, in connection with their approval of the Agreements included, but were not limited to, the factors listed below.

The nature, extent and quality of the services provided to the Funds under the Agreements. The Trustees considered the nature, extent and quality of the services provided by the Advisers and their affiliates to the Funds and the resources dedicated to the Funds by the Advisers and their affiliates.

The Trustees considered not only the advisory services provided by the Advisers to the Funds, but also the monitoring and oversight services provided by NGAM Advisors, L.P. (“NGAM Advisors”) with respect to sub-advised Funds. They also considered the administrative services provided by NGAM Advisors and its affiliates to the Funds.

For each Fund, the Trustees also considered the benefits to shareholders of investing in a mutual fund that is part of a family of funds that offers shareholders the right to exchange shares of one type of fund for shares of another type of fund, and provides a variety of fund and shareholder services.

After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding each of the Agreements, that the nature, extent and quality of services provided supported the renewal of the Agreements.

Investment performance of the Funds and the Advisers. As noted above, the Trustees received information about the performance of the Funds over various time periods, including information that compared the performance of the Funds to the performance of peer groups and categories of funds and the Funds’ respective performance benchmarks. In addition, the Trustees also reviewed data prepared by an independent third party that analyzed the performance of the Funds using a variety of performance metrics, including metrics that also measured the performance of the Funds on a risk adjusted basis.

|  16

The Board noted that, through December 31, 2016, each Fund’s one- and three-year performance, as applicable, stated as percentile rankings within categories selected by the independent third-party data provider was as follows (where the best performance would be in the first percentile of its category):

	One-Year	Three-Year
Natixis Oakmark Fund	1%	28%
Natixis Oakmark International Fund	2%	34%
Vaughan Nelson Small Cap Value Fund	56%	10%
Vaughan Nelson Value Opportunity Fund	94%	77%

In the case of each Fund that had performance that lagged that of a relevant peer group median and/or category median for certain (although not necessarily all) periods, the Board concluded that other factors relevant to performance supported renewal of the Agreements. These factors included one or more of the following: (1) that the underperformance was attributable, to a significant extent, to investment decisions (such as security selection or sector allocation) by the Adviser that were reasonable and consistent with the Fund’s investment objective and policies; (2) that the Fund’s more recent performance, although lagging in certain periods, had shown improvement relative to its category; and (3) that the Fund’s long-term performance was strong when compared to relevant performance benchmarks and/or peer groups.

The Trustees also considered each Adviser’s performance and reputation generally, the performance of the fund family generally, and the historical responsiveness of the Advisers to Trustee concerns about performance and the willingness of the Advisers to take steps intended to improve performance.

After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding each of the Agreements, that the performance of the Funds and the Advisers and/or other relevant factors supported the renewal of the Agreements.

The costs of the services to be provided and profits to be realized by the Advisers and their affiliates from their respective relationships with the Funds. The Trustees considered the fees charged to the Funds for advisory and sub-advisory services as well as the total expense levels of the Funds. This information included comparisons (provided both by management and also by an independent third party) of the Funds’ advisory fees and total expense levels to those of their peer groups and information about the advisory fees charged by the Advisers to comparable accounts (such as institutional separate accounts), as well as information about differences in such fees and the reasons for any such differences. In considering the fees charged to comparable accounts, the Trustees considered, among other things, management’s representations about the differences between managing mutual funds as compared to other types of accounts, including the additional resources required to effectively manage mutual fund assets and the greater regulatory costs associated with the management of such assets. In evaluating each Fund’s advisory and sub-advisory fees, the Trustees also took into account the demands, complexity and quality of the investment management of such Fund, and the need for the Advisers to offer competitive compensation and the potential need to expend additional resources to the extent the Fund grows in size. The Trustees considered that over the past several years, management had

17  |

made recommendations regarding reductions in advisory fee rates, implementation of advisory fee breakpoints and the institution of advisory fee waivers and expense caps for various funds in the fund family. They noted that the Funds in this report have expense caps in place, and they considered that current expenses of all the Funds are below the cap. The Trustees noted that certain of the Funds had total advisory fee rates that were above the median of a peer group of funds. In this regard, the Trustees considered the factors that management believed justified such relatively higher advisory fee rates, including: (1) that the Fund’s advisory fee rate was not significantly above its peer group median (2) that the Fund’s investment discipline was capacity constrained; and (3) that the Fund’s performance supports a fee premium.

The Trustees also considered the compensation directly or indirectly received by the Advisers and their affiliates from their relationships with the Funds. The Trustees reviewed information provided by management as to the profitability of the Advisers’ and their affiliates’ relationships with the Funds, and information about the allocation of expenses used to calculate profitability. They also reviewed information provided by management about the effect of distribution costs and changes in asset levels on Adviser profitability, including information regarding resources spent on distribution activities. When reviewing profitability, the Trustees also considered information about court cases in which adviser compensation or profitability were issues, the performance of the relevant Funds, the expense levels of the Funds, and whether the Advisers had implemented breakpoints and/or expense caps with respect to such Funds.

After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding each of the Agreements, that the advisory fees charged to each of the Funds were fair and reasonable, and that the costs of these services generally and the related profitability of the Advisers and their affiliates in respect of their relationships with the Funds supported the renewal of the Agreements.

Economies of Scale. The Trustees considered the existence of any economies of scale in the provision of services by the Advisers and whether those economies are shared with the Funds through breakpoints in their investment advisory fees or other means, such as expense waivers or caps. The Trustees also discussed with management the factors considered with respect to the implementation of breakpoints in investment advisory fees or expense waivers or caps for certain funds. Management explained that a number of factors are taken into account in considering the possible implementation of breakpoints or an expense cap for a fund, including, among other things, factors such as a fund’s assets, the projected growth of a fund, projected profitability and a fund’s fees and performance. With respect to economies of scale, the Trustees noted that Natixis Oakmark Fund and Vaughan Nelson Value Opportunity Fund had breakpoints in their advisory fees and that each of the Funds in this report was subject to an expense cap or waiver. In considering these issues, the Trustees also took note of the costs of the services provided (both on an absolute and on a relative basis) and the profitability to the Advisers and their affiliates of their relationships with the Funds, as discussed above.

After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding each of the Agreements, that the extent to which economies of scale were shared with the Funds supported the renewal of the Agreements.

|  18

The Trustees also considered other factors, which included but were not limited to the following:

•	The effect of recent market and economic events on the performance, asset levels and expense ratios of each Fund.

•	Whether each Fund has operated in accordance with its investment objective and the Fund’s record of compliance with its investment restrictions, and the compliance programs of the Funds and the Advisers. They also considered the compliance-related resources the Advisers and their affiliates were providing to the Funds.

•	The nature, quality, cost and extent of administrative and shareholder services performed by the Advisers and their affiliates, both under the Agreements and under separate agreements covering administrative services.

•	So-called “fallout benefits” to the Advisers, such as the engagement of affiliates of the Advisers to provide distribution, administrative and brokerage services to the Funds, and the benefits of research made available to the Advisers by reason of brokerage commissions (if any) generated by the Funds’ securities transactions. The Trustees also considered the benefits to the parent company of NGAM Advisors from the retention of the Adviser. The Trustees considered the possible conflicts of interest associated with these fallout and other benefits, and the reporting, disclosure and other processes in place to disclose and monitor such possible conflicts of interest.

•	The Trustees’ review and discussion of the Funds’ advisory arrangements in prior years, and management’s record of responding to Trustee concerns raised during the year and in prior years.

Based on their evaluation of all factors that they deemed to be material, including those factors described above, and assisted by the advice of independent counsel, the Trustees, including the Independent Trustees, concluded that each of the existing Agreements should be continued through June 30, 2018.

19  |

Portfolio of Investments – as of June 30, 2017 (Unaudited)

Natixis Oakmark Fund

Shares	Description	Value (†)
Common Stocks — 96.1% of Net Assets
	Air Freight & Logistics — 2.4%
30,965	FedEx Corp.	$6,729,624

	Auto Components — 1.1%
34,400	Delphi Automotive PLC	3,015,160

	Automobiles — 3.8%
364,300	Fiat Chrysler Automobiles NV(b)	3,872,509
109,000	General Motors Co.	3,807,370
54,600	Harley-Davidson, Inc.	2,949,492

		10,629,371

	Banks — 10.8%
303,200	Bank of America Corp.	7,355,632
152,100	Citigroup, Inc.	10,172,448
74,100	JPMorgan Chase & Co.	6,772,740
103,245	Wells Fargo & Co.	5,720,806

		30,021,626

	Beverages — 2.1%
49,100	Diageo PLC, Sponsored ADR	5,883,653

	Capital Markets — 6.7%
100,400	Bank of New York Mellon Corp. (The)	5,122,408
17,540	Goldman Sachs Group, Inc. (The)	3,892,126
22,945	Moody’s Corp.	2,791,948
74,000	State Street Corp.	6,640,020

		18,446,502

	Consumer Finance — 4.3%
275,100	Ally Financial, Inc.	5,749,590
72,765	Capital One Financial Corp.	6,011,844

		11,761,434

	Electronic Equipment, Instruments & Components — 2.2%
77,300	TE Connectivity Ltd.	6,081,964

	Energy Equipment & Services — 1.0%
86,100	National Oilwell Varco, Inc.	2,836,134

	Food Products — 2.2%
71,290	Nestle S.A., Sponsored ADR	6,216,488

	Health Care Equipment & Supplies — 3.1%
84,100	Baxter International, Inc.	5,091,414
38,680	Medtronic PLC	3,432,850

		8,524,264

	Health Care Providers & Services — 3.4%
34,800	HCA Healthcare, Inc.(b)	3,034,560
34,295	UnitedHealth Group, Inc.	6,358,979

		9,393,539

	Hotels, Restaurants & Leisure — 1.5%
133,000	MGM Resorts International	4,161,570

See accompanying notes to financial statements.

|  20

Portfolio of Investments – as of June 30, 2017 (Unaudited)

Natixis Oakmark Fund – (continued)

Shares	Description	Value (†)
	Household Durables — 2.1%
30,240	Whirlpool Corp.	$5,794,589

	Industrial Conglomerates — 2.3%
236,700	General Electric Co.	6,393,267

	Insurance — 6.7%
76,400	Aflac, Inc.	5,934,752
110,200	American International Group, Inc.	6,889,704
41,975	Aon PLC	5,580,576

		18,405,032

	Internet & Direct Marketing Retail — 1.6%
181,300	Liberty Interactive Corp./QVC Group, Class A(b)	4,449,102

	Internet Software & Services — 3.4%
10,000	Alphabet, Inc., Class A(b)	9,296,800

	IT Services — 6.7%
53,200	Automatic Data Processing, Inc.	5,450,872
51,775	MasterCard, Inc., Class A	6,288,074
72,320	Visa, Inc., Class A	6,782,169

		18,521,115

	Machinery — 6.4%
52,700	Caterpillar, Inc.	5,663,142
36,200	Cummins, Inc.	5,872,364
38,720	Parker Hannifin Corp.	6,188,230

		17,723,736

	Media — 3.7%
7,400	Charter Communications, Inc., Class A(b)	2,492,690
105,400	Comcast Corp., Class A	4,102,168
262,800	News Corp., Class A	3,600,360

		10,195,218

	Oil, Gas & Consumable Fuels — 3.9%
81,000	Anadarko Petroleum Corp.	3,672,540
117,900	Apache Corp.	5,650,947
315,100	Chesapeake Energy Corp.(b)	1,566,047

		10,889,534

	Personal Products — 2.1%
107,075	Unilever PLC, Sponsored ADR	5,794,899

	Semiconductors & Semiconductor Equipment — 5.5%
158,900	Intel Corp.	5,361,286
67,800	QUALCOMM, Inc.	3,743,916
79,900	Texas Instruments, Inc.	6,146,707

		15,251,909

	Software — 3.7%
45,900	Microsoft Corp.	3,163,887
139,200	Oracle Corp.	6,979,488

		10,143,375

See accompanying notes to financial statements.

21  |

Portfolio of Investments – as of June 30, 2017 (Unaudited)

Natixis Oakmark Fund – (continued)

Shares	Description	Value (†)
	Specialty Retail — 1.0%
66,500	AutoNation, Inc.(b)	$2,803,640

	Technology Hardware, Storage & Peripherals — 2.4%
46,550	Apple, Inc.	6,704,131

	Total Common Stocks (Identified Cost $208,483,054)	266,067,676

Principal Amount
Short-Term Investments — 4.1%
$11,214,824	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 6/30/2017 at 0.340% to be repurchased at $11,215,142 on 7/03/2017 collateralized by $11,485,000 U.S. Treasury Note, 2.000% due 2/15/2025 valued at $11,443,275 including accrued interest (Note 2 of Notes to Financial Statements) (Identified Cost $11,214,824)	11,214,824

	Total Investments — 100.2% (Identified Cost $219,697,878)(a)	277,282,500
	Other assets less liabilities — (0.2)%	(485,251)

	Net Assets — 100.0%	$276,797,249

(†)	See Note 2 of Notes to Financial Statements.
(a)	Federal Tax Information (Amounts exclude certain adjustments that will be made at the end of the Fund’s fiscal year for tax purposes. Such adjustments are primarily due to wash sales.):
	At June 30, 2017, the net unrealized appreciation on investments based on a cost of $219,697,878 for federal income tax purposes was as follows:
	Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$65,610,649
	Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(8,026,027)

	Net unrealized appreciation	$57,584,622

(b)	Non-income producing security.

ADR	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. The values of ADRs may be significantly influenced by trading on exchanges not located in the United States.

See accompanying notes to financial statements.

|  22

Portfolio of Investments – as of June 30, 2017 (Unaudited)

Natixis Oakmark Fund – (continued)

Industry Summary at June 30, 2017 (Unaudited)

Banks	10.8%
IT Services	6.7
Capital Markets	6.7
Insurance	6.7
Machinery	6.4
Semiconductors & Semiconductor Equipment	5.5
Consumer Finance	4.3
Oil, Gas & Consumable Fuels	3.9
Automobiles	3.8
Media	3.7
Software	3.7
Health Care Providers & Services	3.4
Internet Software & Services	3.4
Health Care Equipment & Supplies	3.1
Air Freight & Logistics	2.4
Technology Hardware, Storage & Peripherals	2.4
Industrial Conglomerates	2.3
Food Products	2.2
Electronic Equipment, Instruments & Components	2.2
Beverages	2.1
Personal Products	2.1
Household Durables	2.1
Other Investments, less than 2% each	6.2
Short-Term Investments	4.1

Total Investments	100.2
Other assets less liabilities	(0.2)

Net Assets	100.0%

See accompanying notes to financial statements.

23  |

Portfolio of Investments – as of June 30, 2017 (Unaudited)

Natixis Oakmark International Fund

Shares	Description	Value (†)
Common Stocks — 94.9% of Net Assets
	Australia — 3.4%
4,542,768	AMP Ltd.	$18,126,691
936,816	Orica Ltd.	14,886,904

		33,013,595

	China — 2.3%
121,315	Baidu, Inc., Sponsored ADR(b)	21,698,401

	France — 14.6%
504,000	BNP Paribas S.A.(c)	36,284,320
709,200	Bureau Veritas S.A.	15,698,434
198,665	Danone	14,911,305
19,480	Kering	6,633,168
18,150	LVMH Moet Hennessy Louis Vuitton SE	4,538,504
83,090	Pernod-Ricard S.A.	11,126,344
260,000	Publicis Groupe S.A.	19,378,580
170,300	Safran S.A.	15,617,567
25,100	Sanofi	2,405,080
195,900	Valeo S.A.	13,179,929

		139,773,231

	Germany — 12.8%
178,500	Allianz SE, (Registered)	35,225,540
311,800	Bayerische Motoren Werke AG	28,999,659
91,550	Continental AG	19,804,985
536,000	Daimler AG, (Registered)	38,875,352

		122,905,536

	Hong Kong — 0.3%
112,795	Melco Resorts & Entertainment Ltd., Sponsored ADR	2,532,248

	India — 0.9%
605,900	Infosys Ltd., Sponsored ADR	9,100,618

	Indonesia — 2.0%
20,026,300	Bank Mandiri Persero Tbk PT	19,195,622

	Italy — 3.4%
9,099,400	Intesa Sanpaolo SpA	28,943,465
966,400	Prada SpA	3,593,147

		32,536,612

	Japan — 5.9%
1,584,700	Daiwa Securities Group, Inc.	9,436,422
141,100	Komatsu Ltd.	3,621,674
210,000	Olympus Corp.	7,694,060
110,800	Omron Corp.	4,823,056
591,500	Toyota Motor Corp.	31,091,289

		56,666,501

	Korea — 0.6%
2,990	Samsung Electronics Co. Ltd.	6,227,633

See accompanying notes to financial statements.

|  24

Portfolio of Investments – as of June 30, 2017 (Unaudited)

Natixis Oakmark International Fund – (continued)

Shares	Description	Value (†)
	Mexico — 1.8%
705,400	Grupo Televisa SAB, Sponsored ADR	$17,190,598

	Netherlands — 5.0%
50,731	Akzo Nobel NV	4,412,002
77,330	ASML Holding NV	10,080,170
383,582	EXOR NV	20,814,281
349,639	Koninklijke Philips NV	12,446,685

		47,753,138

	Sweden — 5.5%
80,800	Atlas Copco AB, B Shares	2,792,830
1,188,600	Hennes & Mauritz AB, B Shares	29,634,205
638,200	SKF AB, B Shares	12,959,535
450,000	Volvo AB, B Shares	7,674,138

		53,060,708

	Switzerland — 16.2%
205,400	Cie Financiere Richemont S.A., (Registered)	16,996,606
3,015,036	Credit Suisse Group AG, (Registered)(c)	43,871,761
13,103,100	Glencore PLC(c)	49,100,274
80,935	Kuehne & Nagel International AG, (Registered)	13,530,988
314,295	LafargeHolcim Ltd., (Registered)	18,063,498
48,300	Nestle S.A., (Registered)	4,212,613
27,205	Swatch Group AG (The)	10,062,152

		155,837,892

	Taiwan — 0.3%
392,000	Taiwan Semiconductor Manufacturing Co. Ltd.	2,678,228

	United Kingdom — 18.0%
811,500	Ashtead Group PLC	16,792,055
2,593,500	CNH Industrial NV	29,412,217
633,400	Diageo PLC	18,718,074
460,431	Experian PLC	9,449,349
1,963,600	G4S PLC	8,351,036
41,463,100	Lloyds Banking Group PLC	35,731,914
1,260,004	Meggitt PLC	7,829,355
4,603,100	Royal Bank of Scotland Group PLC(b)	14,852,777
405,889	Schroders PLC	16,412,495
100	Schroders PLC, (Non Voting)	2,877
340,800	Smiths Group PLC	7,085,881
47,000	Wolseley PLC	2,884,752
250,800	WPP PLC	5,281,011

		172,803,793

	United States — 1.9%
127,392	Willis Towers Watson PLC	18,530,440

	Total Common Stocks (Identified Cost $806,916,514)	911,504,794

See accompanying notes to financial statements.

25  |

Portfolio of Investments – as of June 30, 2017 (Unaudited)

Natixis Oakmark International Fund – (continued)

Principal Amount	Description	Value (†)
Short-Term Investments — 5.2%
$49,407,476	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 6/30/2017 at 0.340% to be repurchased at $49,408,876 on 7/03/2017 collateralized by $58,580,000 U.S. Treasury Note, 2.000% due 2/15/2025 valued at $50,396,243 including accrued interest (Note 2 of Notes to Financial Statements) (Identified Cost $49,407,476)	$49,407,476

	Total Investments — 100.1% (Identified Cost $856,323,990)(a)	960,912,270
	Other assets less liabilities — (0.1)%	(499,605)

	Net Assets — 100.0%	$960,412,665

(†)	See Note 2 of Notes to Financial Statements.
(a)	Federal Tax Information (Amounts exclude certain adjustments that will be made at the end of the Fund’s fiscal year for tax purposes. Such adjustments are primarily due to wash sales.):
	At June 30, 2017, the net unrealized appreciation on investments based on a cost of $856,323,990 for federal income tax purposes was as follows:
	Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$124,558,658
	Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(19,970,378)

	Net unrealized appreciation	$104,588,280

(b)	Non-income producing security.
(c)	Security (or a portion thereof) has been designated to cover the Fund’s obligations under open derivative contracts.

ADR	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. The values of ADRs may be significantly influenced by trading on exchanges not located in the United States.

At June 30, 2017, the Fund had the following open forward foreign currency contracts:

Contract to Buy/Sell	Delivery Date	Currency	Units of Currency	Notional Value	Unrealized Appreciation (Depreciation)
Sell[1]	9/20/2017	Swiss Franc	9,621,000	$10,082,528	$(448,908)

1 Counterparty is State Street Bank and Trust Company

See accompanying notes to financial statements.

|  26

Portfolio of Investments – as of June 30, 2017 (Unaudited)

Natixis Oakmark International Fund – (continued)

Industry Summary at June 30, 2017 (Unaudited)

Banks	14.0%
Automobiles	10.2
Capital Markets	7.3
Machinery	5.9
Insurance	5.6
Metals & Mining	5.1
Media	4.4
Textiles, Apparel & Luxury Goods	4.4
Diversified Financial Services	4.1
Auto Components	3.5
Beverages	3.2
Specialty Retail	3.1
Professional Services	2.6
Aerospace & Defense	2.4
Internet Software & Services	2.3
Trading Companies & Distributors	2.0
Industrial Conglomerates	2.0
Chemicals	2.0
Food Products	2.0
Other Investments, less than 2% each	8.8
Short-Term Investments	5.2

Total Investments	100.1
Other assets less liabilities (including forward foreign currency contracts)	(0.1)

Net Assets	100.0%

See accompanying notes to financial statements.

27  |

Portfolio of Investments – as of June 30, 2017 (Unaudited)

Vaughan Nelson Small Cap Value Fund

Shares	Description	Value (†)
Common Stocks — 91.8% of Net Assets
	Banks — 17.0%
39,400	Community Trust Bancorp, Inc.	$1,723,750
244,650	First Financial Bancorp	6,776,805
184,450	First Merchants Corp.	7,403,823
86,725	Hope Bancorp, Inc.	1,617,421
340,000	Investors Bancorp, Inc.	4,542,400
65,300	Lakeland Financial Corp.	2,995,964
95,425	Old National Bancorp	1,646,081
123,525	Pacific Premier Bancorp, Inc.(b)	4,558,073
82,847	Pinnacle Financial Partners, Inc.	5,202,792
99,100	Prosperity Bancshares, Inc.	6,366,184
191,025	Union Bankshares Corp.	6,475,747
134,800	United Community Banks, Inc.	3,747,440

		53,056,480

	Building Products — 2.5%
45,850	American Woodmark Corp.(b)	4,380,967
62,825	JELD-WEN Holding, Inc.(b)	2,039,300
32,425	Simpson Manufacturing Co., Inc.	1,417,297

		7,837,564

	Chemicals — 1.0%
38,800	Minerals Technologies, Inc.	2,840,160
16,000	Tronox Ltd., Class A	241,920

		3,082,080

	Commercial Services & Supplies — 4.3%
60,525	ABM Industries, Inc.	2,512,998
48,350	Brink’s Co. (The)	3,239,450
72,825	KAR Auction Services, Inc.	3,056,465
56,050	Multi-Color Corp.	4,573,680

		13,382,593

	Construction Materials — 0.9%
97,725	Summit Materials, Inc., Class A(b)	2,821,321

	Consumer Finance — 1.7%
91,550	FirstCash, Inc.	5,337,365

	Containers & Packaging — 4.5%
77,600	Berry Global Group, Inc.(b)	4,423,976
487,925	Graphic Packaging Holding Co.	6,723,606
91,250	Silgan Holdings, Inc.	2,899,925

		14,047,507

	Distributors — 0.6%
55,225	Core-Mark Holding Co., Inc.	1,825,739

	Electrical Equipment — 2.9%
255,050	Atkore International Group, Inc.(b)	5,751,377
46,075	EnerSys	3,338,134

		9,089,511

See accompanying notes to financial statements.

|  28

Portfolio of Investments – as of June 30, 2017 (Unaudited)

Vaughan Nelson Small Cap Value Fund – (continued)

Shares	Description	Value (†)
	Electronic Equipment, Instruments & Components — 2.9%
26,950	Littelfuse, Inc.	$4,446,750
34,150	Plexus Corp.(b)	1,795,265
27,700	Zebra Technologies Corp., Class A(b)	2,784,404

		9,026,419

	Energy Equipment & Services — 0.8%
67,525	Smart Sand, Inc.(b)	601,648
52,400	U.S. Silica Holdings, Inc.	1,859,676

		2,461,324

	Food Products — 1.5%
283,400	Hostess Brands, Inc.(b)	4,562,740

	Gas Utilities — 1.5%
69,025	Spire, Inc.	4,814,494

	Health Care Equipment & Supplies — 1.3%
72,650	Integra LifeSciences Holdings Corp.(b)	3,960,152

	Health Care Providers & Services — 2.6%
119,825	AMN Healthcare Services, Inc.(b)	4,679,166
53,875	Envision Healthcare Corp.(b)	3,376,346

		8,055,512

	Health Care Technology — 1.1%
94,675	Cotiviti Holdings, Inc.(b)	3,516,230

	Hotels, Restaurants & Leisure — 1.3%
42,725	Jack in the Box, Inc.	4,208,413

	Household Durables — 0.7%
69,025	Ethan Allen Interiors, Inc.	2,229,508

	Insurance — 6.2%
69,725	Aspen Insurance Holdings Ltd.	3,475,791
150,675	Brown & Brown, Inc.	6,489,572
136,075	First American Financial Corp.	6,081,192
24,516	RenaissanceRe Holdings Ltd.	3,408,950

		19,455,505

	Internet Software & Services — 0.5%
82,950	CommerceHub, Inc., Series A(b)	1,444,989

	IT Services — 4.0%
131,025	Booz Allen Hamilton Holding Corp.	4,263,553
38,450	CACI International, Inc., Class A(b)	4,808,172
89,850	Presidio, Inc.(b)	1,285,754
71,650	Virtusa Corp.(b)	2,106,510

		12,463,989

	Life Sciences Tools & Services — 3.4%
38,700	PRA Health Sciences, Inc.(b)	2,902,887
236,125	VWR Corp.(b)	7,794,486

		10,697,373

See accompanying notes to financial statements.

29  |

Portfolio of Investments – as of June 30, 2017 (Unaudited)

Vaughan Nelson Small Cap Value Fund – (continued)

Shares	Description	Value (†)
	Machinery — 4.5%
33,225	Albany International Corp., Class A	$1,774,215
102,450	Franklin Electric Co., Inc.	4,241,430
187,300	Hillenbrand, Inc.	6,761,530
50,150	REV Group, Inc.	1,388,152

		14,165,327

	Media — 3.2%
4,850	Cable One, Inc.	3,447,865
48,050	Nexstar Media Group, Inc., Class A	2,873,390
140,050	TEGNA, Inc.	2,018,120
100,800	WideOpenWest, Inc.(b)	1,753,920

		10,093,295

	Metals & Mining — 1.7%
71,025	Reliance Steel & Aluminum Co.	5,171,330

	Multi-Utilities — 2.9%
74,650	NorthWestern Corp.	4,555,143
76,475	Vectren Corp.	4,469,199

		9,024,342

	Oil, Gas & Consumable Fuels — 2.0%
232,075	Callon Petroleum Co.(b)	2,462,315
229,275	Laredo Petroleum, Inc.(b)	2,411,973
111,775	Oasis Petroleum, Inc.(b)	899,789
31,625	Ring Energy, Inc.(b)	411,125

		6,185,202

	Professional Services — 0.8%
15,075	Dun & Bradstreet Corp. (The)	1,630,361
15,175	ICF International, Inc.(b)	714,743

		2,345,104

	REITs – Diversified — 0.9%
126,825	Outfront Media, Inc.	2,932,194

	REITs – Office Property — 1.7%
295,400	Brandywine Realty Trust	5,178,362

	REITs – Storage — 0.9%
121,900	National Storage Affiliates Trust	2,817,109

	Road & Rail — 1.1%
48,925	Genesee & Wyoming, Inc., Class A(b)	3,345,981

	Semiconductors & Semiconductor Equipment — 4.5%
200,850	Integrated Device Technology, Inc.(b)	5,179,921
109,675	MaxLinear, Inc., Class A(b)	3,058,836
84,500	Silicon Laboratories, Inc.(b)	5,775,575

		14,014,332

	Software — 2.0%
62,025	BroadSoft, Inc.(b)	2,670,176
40,025	Manhattan Associates, Inc.(b)	1,923,601
37,475	Verint Systems, Inc.(b)	1,525,233

		6,119,010

See accompanying notes to financial statements.

|  30

Portfolio of Investments – as of June 30, 2017 (Unaudited)

Vaughan Nelson Small Cap Value Fund – (continued)

Shares	Description	Value (†)
	Textiles, Apparel & Luxury Goods — 0.6%
43,675	Steven Madden Ltd.(b)	$1,744,816

	Thrifts & Mortgage Finance — 1.5%
41,850	Essent Group Ltd.(b)	1,554,309
146,050	MGIC Investment Corp.(b)	1,635,760
84,550	Radian Group, Inc.	1,382,393

		4,572,462

	Trading Companies & Distributors — 0.3%
29,825	GMS, Inc.(b)	838,083

	Total Common Stocks (Identified Cost $254,464,638)	285,923,757

Exchange-Traded Funds — 4.9%
128,500	iShares® Russell 2000 Value Index ETF (Identified Cost $15,161,208)	15,274,795

Closed-End Investment Companies — 1.4%
258,175	TCP Capital Corp. (Identified Cost $4,212,184)	4,363,157

Principal Amount
Short-Term Investments — 1.7%
$5,395,623	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 6/30/2017 at 0.340% to be repurchased at $5,395,776 on 7/03/2017 collateralized by $5,525,000 U.S. Treasury Note, 2.000% due 2/15/2025 valued at $5,504,928 including accrued interest (Note 2 of Notes to Financial Statements) (Identified Cost $5,395,623)	5,395,623

	Total Investments — 99.8% (Identified Cost $279,233,653)(a)	310,957,332
	Other assets less liabilities — 0.2%	500,330

	Net Assets — 100.0%	$311,457,662

(†)	See Note 2 of Notes to Financial Statements.
(a)	Federal Tax Information (Amounts exclude certain adjustments that will be made at the end of the Fund’s fiscal year for tax purposes. Such adjustments are primarily due to wash sales.):
	At June 30, 2017, the net unrealized appreciation on investments based on a cost of $279,233,653 for federal income tax purposes was as follows:
	Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$37,264,367
	Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(5,540,688)

	Net unrealized appreciation	$31,723,679

See accompanying notes to financial statements.

31  |

Portfolio of Investments – as of June 30, 2017 (Unaudited)

Vaughan Nelson Small Cap Value Fund – (continued)

(b)	Non-income producing security.

ETF	Exchange-Traded Fund
REITs	Real Estate Investment Trusts

Industry Summary at June 30, 2017 (Unaudited)

Banks	17.0%
Insurance	6.2
Exchange-Traded Funds	4.9
Machinery	4.5
Containers & Packaging	4.5
Semiconductors & Semiconductor Equipment	4.5
Commercial Services & Supplies	4.3
IT Services	4.0
Life Sciences Tools & Services	3.4
Media	3.2
Electrical Equipment	2.9
Electronic Equipment, Instruments & Components	2.9
Multi-Utilities	2.9
Health Care Providers & Services	2.6
Building Products	2.5
Oil, Gas & Consumable Fuels	2.0
Software	2.0
Other Investments, less than 2% each	23.8
Short-Term Investments	1.7

Total Investments	99.8
Other assets less liabilities	0.2

Net Assets	100.0%

See accompanying notes to financial statements.

|  32

Portfolio of Investments – as of June 30, 2017 (Unaudited)

Vaughan Nelson Value Opportunity Fund

Shares	Description	Value (†)
Common Stocks — 93.4% of Net Assets
	Banks — 6.9%
336,825	Chemical Financial Corp.	$16,305,698
1,024,400	Huntington Bancshares, Inc.	13,849,888
1,676,575	Investors Bancorp, Inc.	22,399,042
467,675	PacWest Bancorp	21,840,423

		74,395,051

	Building Products — 1.5%
456,950	Caesarstone Ltd.(b)	16,016,098

	Capital Markets — 2.9%
198,450	Nasdaq, Inc.	14,187,191
315,375	SEI Investments Co.	16,960,867

		31,148,058

	Chemicals — 1.7%
473,300	PolyOne Corp.	18,335,642

	Commercial Services & Supplies — 1.2%
310,000	KAR Auction Services, Inc.	13,010,700

	Communications Equipment — 1.7%
488,050	CommScope Holding Co., Inc.(b)	18,560,541

	Consumer Finance — 1.5%
536,575	Synchrony Financial	16,000,667

	Containers & Packaging — 5.2%
195,225	Avery Dennison Corp.	17,252,033
385,075	Crown Holdings, Inc.(b)	22,973,574
145,450	Packaging Corp. of America	16,201,676

		56,427,283

	Diversified Consumer Services — 3.1%
130,675	Grand Canyon Education, Inc.(b)	10,246,227
427,075	Laureate Education, Inc., Class A(b)	7,486,625
408,675	ServiceMaster Global Holdings, Inc.(b)	16,015,973

		33,748,825

	Electrical Equipment — 1.2%
114,775	Hubbell, Inc.	12,989,087

	Energy Equipment & Services — 2.1%
228,475	Baker Hughes, Inc.	12,454,172
645,750	Forum Energy Technologies, Inc.(b)	10,073,700

		22,527,872

	Health Care Providers & Services — 3.2%
209,175	Centene Corp.(b)	16,708,899
284,250	Envision Healthcare Corp.(b)	17,813,947

		34,522,846

	Hotels, Restaurants & Leisure — 3.4%
584,600	Aramark	23,956,908
659,475	Extended Stay America, Inc.	12,767,436

		36,724,344

See accompanying notes to financial statements.

33  |

Portfolio of Investments – as of June 30, 2017 (Unaudited)

Vaughan Nelson Value Opportunity Fund – (continued)

Shares	Description	Value (†)
	Household Durables — 4.7%
118,000	Mohawk Industries, Inc.(b)	$28,519,420
420,835	Newell Brands, Inc.	22,565,173

		51,084,593

	Independent Power & Renewable Electricity Producers — 2.1%
1,046,975	Abengoa Yield PLC	22,363,386

	Insurance — 9.1%
416,275	Arthur J. Gallagher & Co.	23,831,744
350,750	Athene Holding Ltd., Class A(b)	17,400,707
471,975	First American Financial Corp.	21,092,563
310,000	Hartford Financial Services Group, Inc. (The)	16,296,700
152,050	Reinsurance Group of America, Inc., Class A	19,521,699

		98,143,413

	IT Services — 8.1%
61,150	Alliance Data Systems Corp.	15,696,593
144,800	CACI International, Inc., Class A(b)	18,107,240
307,850	Fidelity National Information Services, Inc.	26,290,390
72,950	Fiserv, Inc.(b)	8,924,703
203,800	Global Payments, Inc.	18,407,216

		87,426,142

	Leisure Products — 1.4%
245,650	Brunswick Corp.	15,409,625

	Life Sciences Tools & Services — 2.3%
127,912	Quintiles IMS Holdings, Inc.(b)	11,448,124
415,125	VWR Corp.(b)	13,703,276

		25,151,400

	Machinery — 5.4%
1,070,525	Milacron Holdings Corp.(b)	18,830,535
312,150	Pentair PLC	20,770,461
120,150	Snap-on, Inc.	18,983,700

		58,584,696

	Media — 2.8%
673,625	Interpublic Group of Cos., Inc. (The)	16,571,175
229,550	Nexstar Media Group, Inc., Class A	13,727,090

		30,298,265

	Metals & Mining — 3.0%
2,069,175	Constellium NV, Class A(b)	14,277,308
246,725	Reliance Steel & Aluminum Co.	17,964,047

		32,241,355

	Oil, Gas & Consumable Fuels — 4.0%
458,025	Continental Resources, Inc.(b)	14,807,948
1,190,650	QEP Resources, Inc.(b)	12,025,565
1,714,125	WPX Energy, Inc.(b)	16,558,448

		43,391,961

See accompanying notes to financial statements.

|  34

Portfolio of Investments – as of June 30, 2017 (Unaudited)

Vaughan Nelson Value Opportunity Fund – (continued)

Shares	Description	Value (†)
	Pharmaceuticals — 0.6%
541,700	Endo International PLC(b)	$6,050,789

	REITs – Diversified — 2.4%
1,689,450	New Residential Investment Corp.	26,287,842

	REITs – Warehouse/Industrials — 1.1%
220,975	CyrusOne, Inc.	12,319,356

	Semiconductors & Semiconductor Equipment — 2.4%
201,650	Analog Devices, Inc.	15,688,370
342,175	Micron Technology, Inc.(b)	10,217,345

		25,905,715

	Software — 2.7%
169,475	Check Point Software Technologies Ltd.(b)	18,486,333
276,750	RingCentral, Inc., Class A(b)	10,115,212

		28,601,545

	Specialty Retail — 0.8%
138,375	Signet Jewelers Ltd.	8,750,835

	Technology Hardware, Storage & Peripherals — 2.3%
595,575	NCR Corp.(b)	24,323,283

	Textiles, Apparel & Luxury Goods — 1.5%
139,450	PVH Corp.	15,967,025

	Trading Companies & Distributors — 1.1%
395,825	HD Supply Holdings, Inc.(b)	12,124,120

	Total Common Stocks (Identified Cost $923,316,407)	1,008,832,360

Closed-End Investment Companies — 2.6%
1,701,250	Ares Capital Corp. (Identified Cost $26,425,999)	27,866,475

Principal Amount
Short-Term Investments — 2.4%
$25,616,257	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 6/30/2017 at 0.340% to be repurchased at $25,616,983 on 7/03/2017 collateralized by $26,155,000 U.S. Treasury Note, 2.125% due 5/15/2025 valued at $26,132,637 including accrued interest (Note 2 of Notes to Financial Statements) (Identified Cost $25,616,257)	25,616,257

	Total Investments — 98.4% (Identified Cost $975,358,663)(a)	1,062,315,092
	Other assets less liabilities — 1.6%	17,012,481

	Net Assets — 100.0%	$1,079,327,573

See accompanying notes to financial statements.

35  |

Portfolio of Investments – as of June 30, 2017 (Unaudited)

Vaughan Nelson Value Opportunity Fund – (continued)

(†)	See Note 2 of Notes to Financial Statements.
(a)	Federal Tax Information (Amounts exclude certain adjustments that will be made at the end of the Fund’s fiscal year for tax purposes. Such adjustments are primarily due to wash sales.):
	At June 30, 2017, the net unrealized appreciation on investments based on a cost of $975,358,663 for federal income tax purposes was as follows:
	Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$131,253,610
	Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(44,297,181)

	Net unrealized appreciation	$86,956,429

(b)	Non-income producing security.

REITs	Real Estate Investment Trusts

Industry Summary at June 30, 2017 (Unaudited)

Insurance	9.1%
IT Services	8.1
Banks	6.9
Machinery	5.4
Containers & Packaging	5.2
Household Durables	4.7
Oil, Gas & Consumable Fuels	4.0
Hotels, Restaurants & Leisure	3.4
Health Care Providers & Services	3.2
Diversified Consumer Services	3.1
Metals & Mining	3.0
Capital Markets	2.9
Media	2.8
Software	2.7
Closed-End Investment Companies	2.6
REITs – Diversified	2.4
Semiconductors & Semiconductor Equipment	2.4
Life Sciences Tools & Services	2.3
Technology Hardware, Storage & Peripherals	2.3
Energy Equipment & Services	2.1
Independent Power & Renewable Electricity Producers	2.1
Other Investments, less than 2% each	15.3
Short-Term Investments	2.4

Total Investments	98.4
Other assets less liabilities	1.6

Net Assets	100.0%

See accompanying notes to financial statements.

|  36

Statements of Assets and Liabilities

June 30, 2017 (Unaudited)

	Natixis Oakmark Fund	Natixis Oakmark International Fund	Vaughan Nelson Small Cap Value Fund
ASSETS
Investments at cost	$219,697,878	$856,323,990	$279,233,653
Net unrealized appreciation	57,584,622	104,588,280	31,723,679

Investments at value	277,282,500	960,912,270	310,957,332
Cash	—	126,310	—
Foreign currency at value (identified cost $0, $749 and $0, respectively)	—	749	—
Receivable for Fund shares sold	445,295	3,131,396	155,927
Receivable for securities sold	409,603	4,301,253	6,497,475
Dividends and interest receivable	161,524	928,235	192,631
Tax reclaims receivable	58,668	2,403,454	—
Prepaid expenses (Note 8)	603	1,827	689

TOTAL ASSETS	278,358,193	971,805,494	317,804,054

LIABILITIES
Payable for securities purchased	164,933	6,928,635	4,612,759
Payable for Fund shares redeemed	688,740	3,100,006	1,204,785
Unrealized depreciation on forward foreign currency contracts (Note 2)	—	448,908	—
Management fees payable (Note 6)	155,485	662,695	233,007
Deferred Trustees’ fees (Note 6)	477,069	82,891	219,639
Administrative fees payable (Note 6)	9,833	34,989	11,226
Payable to distributor (Note 6d)	1,683	10,825	2,345
Other accounts payable and accrued expenses	63,201	123,880	62,631

TOTAL LIABILITIES	1,560,944	11,392,829	6,346,392

NET ASSETS	$276,797,249	$960,412,665	$311,457,662

NET ASSETS CONSIST OF:
Paid-in capital	$216,221,137	$968,609,895	$268,552,264
Undistributed (Distributions in excess of) net investment income	82,160	11,139,803	(353,366)
Accumulated net realized gain (loss) on investments and foreign currency transactions	2,909,330	(123,484,925)	11,535,085
Net unrealized appreciation on investments and foreign currency translations	57,584,622	104,147,892	31,723,679

NET ASSETS	$276,797,249	$960,412,665	$311,457,662

See accompanying notes to financial statements.

37  |

Statements of Assets and Liabilities (continued)

June 30, 2017 (Unaudited)

	Natixis Oakmark Fund		Natixis Oakmark International Fund		Vaughan Nelson Small Cap Value Fund
COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE:
Class A shares:
Net assets	$180,498,547		$659,412,346		$97,827,581

Shares of beneficial interest	7,932,821		46,495,917		5,200,017

Net asset value and redemption price per share	$22.75		$14.18		$18.81

Offering price per share (100/94.25 of net asset value) (Note 1)	$24.14		$15.05		$19.96

Class C shares: (redemption price per share is equal to net asset value less any applicable contingent deferred sales charge) (Note 1)
Net assets	$58,236,025		$296,041,592		$17,115,700

Shares of beneficial interest	2,920,667		21,286,029		1,388,553

Net asset value and offering price per share	$19.94		$13.91		$12.33

Class N shares:
Net assets	$1,031		$1,015		$992

Shares of beneficial interest	43		72		51

Net asset value, offering and redemption price per share	$23.83	*	$14.19	*	$19.40	*

Class Y shares:
Net assets	$38,061,646		$4,957,712		$196,513,389

Shares of beneficial interest	1,597,067		349,316		10,126,434

Net asset value, offering and redemption price per share	$23.83		$14.19		$19.41

*	Net asset value calculations have been determined utilizing fractional share and penny amounts.

See accompanying notes to financial statements.

|  38

Statements of Assets and Liabilities (continued)

June 30, 2017 (Unaudited)

Vaughan Nelson Value Opportunity Fund
ASSETS
Investments at cost	$975,358,663
Net unrealized appreciation	86,956,429

Investments at value	1,062,315,092
Receivable for Fund shares sold	18,515,389
Receivable for securities sold	11,087,082
Dividends and interest receivable	1,352,195
Prepaid expenses (Note 8)	2,334

TOTAL ASSETS	1,093,272,092

LIABILITIES
Payable for securities purchased	11,259,070
Payable for Fund shares redeemed	1,706,899
Management fees payable (Note 6)	701,981
Deferred Trustees’ fees (Note 6)	113,598
Administrative fees payable (Note 6)	39,382
Payable to distributor (Note 6d)	10,319
Other accounts payable and accrued expenses	113,270

TOTAL LIABILITIES	13,944,519

NET ASSETS	$1,079,327,573

NET ASSETS CONSIST OF:
Paid-in capital	$1,000,941,573
Undistributed net investment income	2,764,973
Accumulated net realized loss on investments	(11,335,402)
Net unrealized appreciation on investments	86,956,429

NET ASSETS	$1,079,327,573

See accompanying notes to financial statements.

39  |

Statements of Assets and Liabilities (continued)

June 30, 2017 (Unaudited)

Vaughan Nelson Value Opportunity Fund
COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE:
Class A shares:
Net assets	$72,142,871

Shares of beneficial interest	3,380,894

Net asset value and redemption price per share	$21.34

Offering price per share (100/94.25 of net asset value) (Note 1)	$22.64

Class C shares: (redemption price per share is equal to net asset value less any applicable contingent deferred sales charge) (Note 1)
Net assets	$53,534,988

Shares of beneficial interest	2,651,565

Net asset value and offering price per share	$20.19

Class N shares:
Net assets	$151,764,364

Shares of beneficial interest	7,030,090

Net asset value, offering and redemption price per share	$21.59

Class Y shares:
Net assets	$801,885,350

Shares of beneficial interest	37,129,766

Net asset value, offering and redemption price per share	$21.60

See accompanying notes to financial statements.

|  40

Statements of Operations

For the Six Months Ended June 30, 2017 (Unaudited)

	Natixis Oakmark Fund	Natixis Oakmark International Fund	Vaughan Nelson Small Cap Value Fund
INVESTMENT INCOME
Dividends	$2,321,784	$20,497,425	$1,858,224
Interest	14,542	44,091	26,693
Less net foreign taxes withheld	(24,539)	(2,102,662)	—

	2,311,787	18,438,854	1,884,917

Expenses
Management fees (Note 6)	915,576	3,655,065	1,405,938
Service and distribution fees (Note 6)	512,491	2,100,443	222,030
Administrative fees (Note 6)	59,231	192,244	69,843
Trustees’ fees and expenses (Note 6)	52,051	25,941	32,008
Transfer agent fees and expenses (Note 6 and 7)	136,941	446,285	130,173
Audit and tax services fees	21,412	22,097	21,433
Custodian fees and expenses	4,742	168,515	12,572
Legal fees	3,256	10,164	3,960
Registration fees	53,796	61,948	53,436
Shareholder reporting expenses	14,747	53,197	13,016
Miscellaneous expenses (Note 8)	11,722	31,771	12,329

Total expenses	1,785,965	6,767,670	1,976,738
Less waiver and/or expense reimbursement (Note 6)	(24)	(24)	(24)

Net expenses	1,785,941	6,767,646	1,976,714

Net investment income (loss)	525,846	11,671,208	(91,797)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS
Net realized gain on:
Investments	3,516,904	16,307,745	12,365,128
Foreign currency transactions	—	1,205,980	—
Net change in unrealized appreciation (depreciation) on:
Investments	16,337,972	102,809,239	(16,408,294)
Foreign currency translations	—	(1,774,036)	—

Net realized and unrealized gain (loss) on investments and foreign currency transactions	19,854,876	118,548,928	(4,043,166)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$20,380,722	$130,220,136	$(4,134,963)

See accompanying notes to financial statements.

41  |

Statements of Operations (continued)

For the Six Months Ended June 30, 2017 (Unaudited)

Vaughan Nelson Value Opportunity Fund
INVESTMENT INCOME
Dividends	$8,667,921
Interest	19,729

8,687,650

Expenses
Management fees (Note 6)	4,506,753
Service and distribution fees (Note 6)	406,351
Administrative fees (Note 6)	251,902
Trustees’ fees and expenses (Note 6)	30,933
Transfer agent fees and expenses (Notes 6 and 7)	442,173
Audit and tax services fees	21,938
Custodian fees and expenses	20,078
Legal fees	15,293
Registration fees	46,174
Shareholder reporting expenses	48,707
Miscellaneous expenses (Note 8)	31,118

Total expenses	5,821,420

Net investment income	2,866,230

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS
Net realized gain on:
Investments	34,240,875
Net change in unrealized appreciation (depreciation) on:
Investments	8,521,957

Net realized and unrealized gain on investments	42,762,832

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$45,629,062

See accompanying notes to financial statements.

|  42

Statements of Changes in Net Assets

	Natixis Oakmark Fund
	Six Months Ended June 30, 2017 (Unaudited)	Year Ended December 31, 2016
FROM OPERATIONS:
Net investment income	$525,846	$1,539,968
Net realized gain on investments	3,516,904	6,222,168
Net change in unrealized appreciation (depreciation) on investments	16,337,972	29,078,941

Net increase in net assets resulting from operations	20,380,722	36,841,077

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income
Class A	(10,356)	(1,258,918)
Class C	(3,958)	(41,500)
Class Y	(1,815)	(236,527)
Net realized capital gains
Class A	(2,437,051)	(5,328,126)
Class C	(931,236)	(2,180,741)
Class Y	(427,138)	(565,289)

Total distributions	(3,811,554)	(9,611,101)

NET INCREASE (DECREASE) IN NET ASSETS FROM CAPITAL SHARE TRANSACTIONS (NOTE 11)	5,029,806	(38,299,982)

Net increase (decrease) in net assets	21,598,974	(11,070,006)
NET ASSETS
Beginning of the period	255,198,275	266,268,281

End of the period	$276,797,249	$255,198,275

UNDISTRIBUTED (DISTRIBUTIONS IN EXCESS OF) NET INVESTMENT INCOME	$82,160	$(427,557)

See accompanying notes to financial statements.

43  |

Statements of Changes in Net Assets (continued)

	Natixis Oakmark International Fund
	Six Months Ended June 30, 2017 (Unaudited)	Year Ended December 31, 2016
FROM OPERATIONS:
Net investment income	$11,671,208	$11,533,880
Net realized gain (loss) on investments and foreign currency transactions	17,513,725	(132,927,173)
Net change in unrealized appreciation (depreciation) on investments and foreign currency translations	101,035,203	171,238,190

Net increase in net assets resulting from operations	130,220,136	49,844,897

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income
Class A	—	(9,085,209)
Class C	—	(2,323,459)
Net realized capital gains
Class A	—	(2,775,676)
Class C	—	(1,263,983)

Total distributions	—	(15,448,327)

NET INCREASE (DECREASE) IN NET ASSETS FROM CAPITAL SHARE TRANSACTIONS (NOTE 11)	41,831,044	(310,799,653)

Net increase (decrease) in net assets	172,051,180	(276,403,083)
NET ASSETS
Beginning of the period	788,361,485	1,064,764,568

End of the period	$960,412,665	$788,361,485

UNDISTRIBUTED (DISTRIBUTIONS IN EXCESS OF) NET INVESTMENT INCOME	$11,139,803	$(531,405)

See accompanying notes to financial statements.

|  44

Statements of Changes in Net Assets (continued)

	Vaughan Nelson Small Cap Value Fund
	Six Months Ended June 30, 2017 (Unaudited)	Year Ended December 31, 2016
FROM OPERATIONS:
Net investment income (loss)	$(91,797)	$638,070
Net realized gain on investments	12,365,128	30,916,492
Net change in unrealized appreciation (depreciation) on investments	(16,408,294)	24,284,297

Net increase (decrease) in net assets resulting from operations	(4,134,963)	55,838,859

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income
Class A	(8,823)	(69,535)
Class C	(1,998)	—
Class Y	(13,614)	(533,444)
Net realized capital gains
Class A	(3,720,056)	(7,594,180)
Class C	(1,005,357)	(2,160,752)
Class Y	(6,849,524)	(13,003,298)

Total distributions	(11,599,372)	(23,361,209)

NET INCREASE (DECREASE) IN NET ASSETS FROM CAPITAL SHARE TRANSACTIONS (NOTE 11)	17,220,204	(26,130,394)

Net increase in net assets	1,485,869	6,347,256
NET ASSETS
Beginning of the period	309,971,793	303,624,537

End of the period	$311,457,662	$309,971,793

DISTRIBUTIONS IN EXCESS OF NET INVESTMENT INCOME	$(353,366)	$(237,134)

See accompanying notes to financial statements.

45  |

Statements of Changes in Net Assets (continued)

	Vaughan Nelson Value Opportunity Fund
	Six Months Ended June 30, 2017 (Unaudited)	Year Ended December 31, 2016
FROM OPERATIONS:
Net investment income	$2,866,230	$7,419,520
Net realized gain (loss) on investments	34,240,875	(46,134,274)
Net change in unrealized appreciation (depreciation) on investments	8,521,957	116,689,577

Net increase in net assets resulting from operations	45,629,062	77,974,823

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income
Class A	—	(208,980)
Class C	—	(4,215)
Class N	—	(1,086,141)
Class Y	—	(5,786,437)
Net realized capital gains
Class A	—	(4,375,048)
Class C	—	(2,641,165)
Class N	—	(1,943,672)
Class Y	—	(32,526,948)

Total distributions	—	(48,572,606)

NET DECREASE IN NET ASSETS FROM CAPITAL SHARE TRANSACTIONS (NOTE 11)	(174,669,984)	(251,794,180)

Net decrease in net assets	(129,040,922)	(222,391,963)
NET ASSETS
Beginning of the period	1,208,368,495	1,430,760,458

End of the period	$1,079,327,573	$1,208,368,495

UNDISTRIBUTED (DISTRIBUTIONS IN EXCESS OF) NET INVESTMENT INCOME	$2,764,973	$(101,257)

See accompanying notes to financial statements.

|  46

Financial Highlights

For a share outstanding throughout each period.

	Natixis Oakmark Fund—Class A
	Six Months Ended June 30, 2017 (Unaudited)		Year Ended December 31, 2016	Year Ended December 31, 2015	Year Ended December 31, 2014		Year Ended December 31, 2013		Year Ended December 31, 2012
Net asset value, beginning of the period	$21.37		$18.79	$20.43	$21.40		$16.09		$13.86

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.06		0.16	0.14	0.10		0.06		0.12
Net realized and unrealized gain (loss)	1.63		3.20	(1.02)	2.11		6.03		2.24

Total from Investment Operations	1.69		3.36	(0.88)	2.21		6.09		2.36

LESS DISTRIBUTIONS FROM:
Net investment income	(0.00	)(b)	(0.16)	(0.13)	(0.07)		(0.07)		(0.13)
Net realized capital gains	(0.31)		(0.62)	(0.63)	(3.11)		(0.71)		—

Total Distributions	(0.31)		(0.78)	(0.76)	(3.18)		(0.78)		(0.13)

Net asset value, end of the period	$22.75		$21.37	$18.79	$20.43		$21.40		$16.09

Total return(c)	7.96	%(d)	18.37%	(4.41)%	10.43%		37.82%		17.03	%(e)
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$180,499		$173,036	$173,925	$195,061		$145,270		$113,870
Net expenses	1.21	%(f)	1.18%	1.14%	1.22%		1.30	%(g)	1.30	%(h)
Gross expenses	1.21	%(f)	1.18%	1.14%	1.22%		1.30	%(g)	1.33%
Net investment income	0.53	%(f)	0.82%	0.68%	0.44%		0.33%		0.77%
Portfolio turnover rate	5%		16%	23%	64	%(i)	29%		25%

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Amount rounds to less than $0.01 per share.
(c)	A sales charge for Class A shares is not reflected in total return calculations.
(d)	Periods less than one year are not annualized.
(e)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(f)	Computed on an annualized basis for periods less than one year.
(g)	Includes fee/expense recovery of less than 0.01%.
(h)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(i)	The variation in the Fund’s turnover rate from 2013 to 2014 was primarily due to a change in the portfolio management team.

See accompanying notes to financial statements.

47  |

Financial Highlights (continued)

For a share outstanding throughout each period.

	Natixis Oakmark Fund—Class C
	Six Months Ended June 30, 2017 (Unaudited)		Year Ended December 31, 2016	Year Ended December 31, 2015		Year Ended December 31, 2014		Year Ended December 31, 2013		Year Ended December 31, 2012
Net asset value, beginning of the period	$18.83		$16.65	$18.19		$19.48		$14.75		$12.72

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)(a)	(0.02)		0.01	(0.01)		(0.06)		(0.07)		0.00	(b)
Net realized and unrealized gain (loss)	1.44		2.80	(0.90)		1.90		5.51		2.05

Total from Investment Operations	1.42		2.81	(0.91)		1.84		5.44		2.05

LESS DISTRIBUTIONS FROM:
Net investment income	(0.00	)(b)	(0.01)	(0.00	)(b)	(0.02)		—		(0.02)
Net realized capital gains	(0.31)		(0.62)	(0.63)		(3.11)		(0.71)		—

Total Distributions	(0.31)		(0.63)	(0.63)		(3.13)		(0.71)		(0.02)

Net asset value, end of the period	$19.94		$18.83	$16.65		$18.19		$19.48		$14.75

Total return(c)	7.60	%(d)	17.45%	(5.07)%		9.55%		36.88%		16.13	%(e)
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$58,236		$55,910	$70,616		$62,941		$8,425		$6,016
Net expenses	1.96	%(f)	1.93%	1.89%		1.97%		2.05	%(g)	2.05	%(h)
Gross expenses	1.96	%(f)	1.93%	1.89%		1.97%		2.05	%(g)	2.08%
Net investment income (loss)	(0.22	)%(f)	0.09%	(0.07)%		(0.30)%		(0.42)%		0.02%
Portfolio turnover rate	5%		16%	23%		64	%(i)	29%		25%

(a)	Per share net investment income (loss) has been calculated using the average shares outstanding during the period.
(b)	Amount rounds to less than $0.01 per share.
(c)	A contingent deferred sales charge for Class C shares is not reflected in total return calculations.
(d)	Periods less than one year are not annualized.
(e)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(f)	Computed on an annualized basis for periods less than one year.
(g)	Includes fee/expense recovery of less than 0.01%.
(h)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(i)	The variation in the Fund’s turnover rate from 2013 to 2014 was primarily due to a change in the portfolio management team.

See accompanying notes to financial statements.

|  48

Financial Highlights (continued)

For a share outstanding throughout each period.

	Natixis Oakmark Fund—Class N
	Period Ended June 30, 2017* (Unaudited)
Net asset value, beginning of the period	$23.13

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.03
Net realized and unrealized gain (loss)	0.67

Total from Investment Operations	0.70

Net asset value, end of the period	$23.83

Total return(b)(c)	3.03%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$1
Net expenses(d)(e)	0.92%
Gross expenses(e)	15.30%
Net investment income(e)	0.81%
Portfolio turnover rate	5	%(f)

*	From commencement of Class operations on May 1, 2017 through June 30, 2017.
(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(c)	Periods less than one year are not annualized.
(d)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(e)	Computed on an annualized basis for periods less than one year.
(f)	Represents the Fund’s portfolio turnover rate for the six months ended June 30, 2017.

See accompanying notes to financial statements.

49  |

Financial Highlights (continued)

For a share outstanding throughout each period.

	Natixis Oakmark Fund—Class Y
	Six Months Ended June 30, 2017 (Unaudited)		Year Ended December 31, 2016	Year Ended December 31, 2015	Year Ended December 31, 2014		Year Ended December 31, 2013		Year Ended December 31, 2012
Net asset value, beginning of the period	$22.34		$19.60	$21.28	$22.16		$16.63		$14.32

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.09		0.21	0.19	0.15		0.11		0.17
Net realized and unrealized gain (loss)	1.71		3.36	(1.06)	2.20		6.24		2.31

Total from Investment Operations	1.80		3.57	(0.87)	2.35		6.35		2.48

LESS DISTRIBUTIONS FROM:
Net investment income	(0.00	)(b)	(0.21)	(0.18)	(0.12)		(0.11)		(0.17)
Net realized capital gains	(0.31)		(0.62)	(0.63)	(3.11)		(0.71)		—

Total Distributions	(0.31)		(0.83)	(0.81)	(3.23)		(0.82)		(0.17)

Net asset value, end of the period	$23.83		$22.34	$19.60	$21.28		$22.16		$16.63

Total return	8.11	%(c)	18.69%	(4.18)%	10.70%		38.21%		17.33	%(d)
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$38,062		$26,252	$21,696	$26,694		$14,176		$12,100
Net expenses	0.96	%(e)	0.92%	0.89%	0.97%		1.05	%(f)	1.05	%(g)
Gross expenses	0.96	%(e)	0.92%	0.89%	0.97%		1.05	%(f)	1.09%
Net investment income	0.78	%(e)	1.05%	0.92%	0.67%		0.54%		1.04%
Portfolio turnover rate	5%		16%	23%	64	%(h)	29%		25%

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Amount rounds to less than $0.01 per share.
(c)	Periods less than one year are not annualized.
(d)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(e)	Computed on an annualized basis for periods less than one year.
(f)	Includes fee/expense recovery of less than 0.01%.
(g)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(h)	The variation in the Fund’s turnover rate from 2013 to 2014 was primarily due to a change in the portfolio management team.

See accompanying notes to financial statements.

|  50

Financial Highlights (continued)

For a share outstanding throughout each period.

	Natixis Oakmark International Fund—Class A
	Six Months Ended June 30, 2017 (Unaudited)		Year Ended December 31, 2016	Year Ended December 31, 2015	Year Ended December 31, 2014	Year Ended December 31, 2013		Year Ended December 31, 2012
Net asset value, beginning of the period	$12.15		$11.47	$12.44	$13.74	$10.94		$8.68

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.20		0.17	0.15	0.18	0.07		0.14
Net realized and unrealized gain (loss)	1.83		0.76	(0.80)	(1.01)	2.99		2.35

Total from Investment Operations	2.03		0.93	(0.65)	(0.83)	3.06		2.49

LESS DISTRIBUTIONS FROM:
Net investment income	—		(0.21)	(0.20)	(0.25)	(0.08)		(0.23)
Net realized capital gains	—		(0.04)	(0.12)	(0.22)	(0.18)		—

Total Distributions	—		(0.25)	(0.32)	(0.47)	(0.26)		(0.23)

Net asset value, end of the period	$14.18		$12.15	$11.47	$12.44	$13.74		$10.94

Total return(b)	16.71	%(c)	8.19%	(5.35)%	(6.05)%	28.13%		28.78	%(d)
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$659,412		$533,112	$722,805	$617,383	$314,579		$35,555
Net expenses	1.34	%(f)	1.34%	1.31%	1.31%	1.44	%(e)	1.45	%(g)
Gross expenses	1.34	%(f)	1.34%	1.31%	1.31%	1.44	%(e)	1.64%
Net investment income	2.97	%(f)	1.54%	1.17%	1.34%	0.52%		1.50%
Portfolio turnover rate	24%		41%	51%	31%	20%		53%

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	A sales charge for Class A shares is not reflected in total return calculations.
(c)	Periods less than one year are not annualized.
(d)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(e)	Includes fee/expense recovery of 0.05%.
(f)	Computed on an annualized basis for periods less than one year.
(g)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.

See accompanying notes to financial statements.

51  |

Financial Highlights (continued)

For a share outstanding throughout each period.

	Natixis Oakmark International Fund—Class C
	Six Months Ended June 30, 2017 (Unaudited)		Year Ended December 31, 2016	Year Ended December 31, 2015	Year Ended December 31, 2014	Year Ended December 31, 2013		Year Ended December 31, 2012
Net asset value, beginning of the period	$11.96		$11.29	$12.25	$13.53	$10.82		$8.61

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)(a)	0.14		0.08	0.05	0.08	(0.02)		0.06
Net realized and unrealized gain (loss)	1.81		0.74	(0.78)	(0.98)	2.94		2.34

Total from Investment Operations	1.95		0.82	(0.73)	(0.90)	2.92		2.40

LESS DISTRIBUTIONS FROM:
Net investment income	—		(0.11)	(0.11)	(0.16)	(0.03)		(0.19)
Net realized capital gains	—		(0.04)	(0.12)	(0.22)	(0.18)		—

Total Distributions	—		(0.15)	(0.23)	(0.38)	(0.21)		(0.19)

Net asset value, end of the period	$13.91		$11.96	$11.29	$12.25	$13.53		$10.82

Total return(b)	16.30	%(c)	7.36%	(6.08)%	(6.67)%	27.13%		27.93	%(d)
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$296,042		$255,249	$341,959	$327,319	$237,250		$34,142
Net expenses	2.08	%(f)	2.09%	2.06%	2.05%	2.19	%(e)	2.20	%(g)
Gross expenses	2.08	%(f)	2.09%	2.06%	2.05%	2.19	%(e)	2.39%
Net investment income (loss)	2.17	%(f)	0.73%	0.39%	0.61%	(0.14)%		0.59%
Portfolio turnover rate	24%		41%	51%	31%	20%		53%

(a)	Per share net investment income (loss) has been calculated using the average shares outstanding during the period.
(b)	A contingent deferred sales charge for Class C shares is not reflected in total return calculations.
(c)	Periods less than one year are not annualized.
(d)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(e)	Includes fee/expense recovery of 0.04%.
(f)	Computed on an annualized basis for periods less than one year.
(g)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.

See accompanying notes to financial statements.

|  52

Financial Highlights (continued)

For a share outstanding throughout each period.

	Natixis Oakmark International Fund—Class N
	Period Ended June 30, 2017* (Unaudited)
Net asset value, beginning of the period	$13.98

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.15
Net realized and unrealized gain (loss)	0.06

Total from Investment Operations	0.21

Net asset value, end of the period	$14.19

Total return(b)(c)	1.50%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$1
Net expenses(d)(e)	1.03%
Gross expenses(e)	15.46%
Net investment income(e)	6.14%
Portfolio turnover rate	24	%(f)

*	From commencement of Class operations on May 1, 2017 through June 30, 2017.
(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(c)	Periods less than one year are not annualized.
(d)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(e)	Computed on an annualized basis for periods less than one year.
(f)	Represents the Fund’s portfolio turnover rate for the six months ended June 30, 2017.

See accompanying notes to financial statements.

53  |

Financial Highlights (continued)

For a share outstanding throughout each period.

	Natixis Oakmark International Fund—Class Y
	Period Ended June 30, 2017* (Unaudited)
Net asset value, beginning of the period	$13.98

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.11
Net realized and unrealized gain (loss)	0.10

Total from Investment Operations	0.21

Net asset value, end of the period	$14.19

Total return(b)	1.50%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$4,958
Net expenses(c)	1.15%
Gross expenses(c)	1.15%
Net investment income(c)	4.45%
Portfolio turnover rate	24	%(d)

*	From commencement of Class operations on May 1, 2017 through June 30, 2017.
(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Periods less than one year are not annualized.
(c)	Computed on an annualized basis for periods less than one year.
(d)	Represents the Fund’s portfolio turnover rate for the six months ended June 30, 2017.

See accompanying notes to financial statements.

|  54

Financial Highlights (continued)

For a share outstanding throughout each period.

	Vaughan Nelson Small Cap Value Fund—Class A
	Six Months Ended June 30, 2017 (Unaudited)		Year Ended December 31, 2016	Year Ended December 31, 2015		Year Ended December 31, 2014	Year Ended December 31, 2013		Year Ended December 31, 2012
Net asset value, beginning of the period	$19.79		$17.74	$20.65		$22.34	$18.97		$17.74

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)(a)	(0.02)		0.02	0.06	(b)	(0.06)	0.07	(c)	0.13	(d)
Net realized and unrealized gain (loss)	(0.26)		3.49	(0.07)		1.95	7.14		2.50

Total from Investment Operations	(0.28)		3.51	(0.01)		1.89	7.21		2.63

LESS DISTRIBUTIONS FROM:
Net investment income	(0.00	)(e)	(0.01)	(0.04)		—	(0.06)		(0.14)
Net realized capital gains	(0.70)		(1.45)	(2.86)		(3.58)	(3.78)		(1.26)

Total Distributions	(0.70)		(1.46)	(2.90)		(3.58)	(3.84)		(1.40)

Net asset value, end of the period	$18.81		$19.79	$17.74		$20.65	$22.34		$18.97

Total return(f)	(1.39	)%(g)	20.24%	(0.29	)%(b)	8.79%	39.01	%(c)	14.93	%(d)
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$97,828		$106,447	$103,092		$125,201	$152,792		$160,400
Net expenses	1.37	%(h)	1.35%	1.35%		1.37%	1.39	%(i)	1.39%
Gross expenses	1.37	%(h)	1.35%	1.35%		1.37%	1.39	%(i)	1.39%
Net investment income (loss)	(0.17	)%(h)	0.11%	0.26	%(b)	(0.27)%	0.33	%(c)	0.67	%(d)
Portfolio turnover rate	50%		74%	62%		58%	58%		73%

(a)	Per share net investment income (loss) has been calculated using the average shares outstanding during the period.
(b)	Includes non-recurring dividends. Without these dividends, net investment loss per share would have been $(0.04), total return would have been (0.77)% and the ratio of net investment loss to average net assets would have been (0.20)%.
(c)	Includes a non-recurring dividend. Without this dividend, net investment income per share would have been $0.00, total return would have been 38.63% and the ratio of net investment income to average net assets would have been 0.02%.
(d)	Includes a non-recurring dividend. Without this dividend, net investment income per share would have been $0.04, total return would have been 14.42% and the ratio of net investment income to average net assets would have been 0.22%.
(e)	Amount rounds to less than $0.01 per share.
(f)	A sales charge for Class A shares is not reflected in total return calculations.
(g)	Periods less than one year are not annualized.
(h)	Computed on an annualized basis for periods less than one year.
(i)	Includes interest expense of less than 0.01%.

See accompanying notes to financial statements.

55  |

Financial Highlights (continued)

For a share outstanding throughout each period.

	Vaughan Nelson Small Cap Value Fund—Class C
	Six Months Ended June 30, 2017 (Unaudited)		Year Ended December 31, 2016	Year Ended December 31, 2015		Year Ended December 31, 2014	Year Ended December 31, 2013		Year Ended December 31, 2012
Net asset value, beginning of the period	$13.26		$12.39	$15.36		$17.61	$15.64		$14.85

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment loss(a)	(0.06)		(0.08)	(0.08	)(b)	(0.18)	(0.07	)(c)	(0.01	)(d)
Net realized and unrealized gain (loss)	(0.17)		2.40	(0.03)		1.51	5.83		2.08

Total from Investment Operations	(0.23)		2.32	(0.11)		1.33	5.76		2.07

LESS DISTRIBUTIONS FROM:
Net investment income	(0.00	)(e)	—	—		—	(0.01)		(0.02)
Net realized capital gains	(0.70)		(1.45)	(2.86)		(3.58)	(3.78)		(1.26)

Total Distributions	(0.70)		(1.45)	(2.86)		(3.58)	(3.79)		(1.28)

Net asset value, end of the period	$12.33		$13.26	$12.39		$15.36	$17.61		$15.64

Total return(f)	(1.70	)%(g)	19.32%	(1.02	)%(b)	7.94%	37.99	%(c)	14.08	%(d)
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$17,116		$20,379	$21,188		$27,292	$31,476		$26,980
Net expenses	2.12	%(h)	2.10%	2.10%		2.12%	2.14	%(i)	2.14%
Gross expenses	2.12	%(h)	2.10%	2.10%		2.12%	2.14	%(i)	2.14%
Net investment loss	(0.93	)%(h)	(0.64)%	(0.48	)%(b)	(1.02)%	(0.40	)%(c)	(0.07	)%(d)
Portfolio turnover rate	50%		74%	62%		58%	58%		73%

(a)	Per share net investment loss has been calculated using the average shares outstanding during the period.
(b)	Includes non-recurring dividends. Without these dividends, net investment loss per share would have been $(0.15), total return would have been (1.48)% and the ratio of net investment loss to average net assets would have been (0.96)%.
(c)	Includes a non-recurring dividend. Without this dividend, net investment loss per share would have been $(0.13), total return would have been 37.59% and the ratio of net investment income loss to average net assets would have been (0.73)%.
(d)	Includes a non-recurring dividend. Without this dividend, net investment loss per share would have been $(0.08), total return would have been 13.52% and the ratio of net investment income loss to average net assets would have been (0.51)%.
(e)	Amount rounds to less than $0.01 per share.
(f)	A contingent deferred sales charge for Class C shares is not reflected in total return calculations.
(g)	Periods less than one year are not annualized.
(h)	Computed on an annualized basis for periods less than one year.
(i)	Includes interest expense of less than 0.01%.

See accompanying notes to financial statements.

|  56

Financial Highlights (continued)

For a share outstanding throughout each period.

	Vaughan Nelson Small Cap Value Fund—Class N
	Period Ended June 30, 2017* (Unaudited)
Net asset value, beginning of the period	$19.55

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.02
Net realized and unrealized gain (loss)	(0.17)

Total from Investment Operations	(0.15)

Net asset value, end of the period	$19.40

Total return(b)(c)	(0.77)%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$1
Net expenses(d)(e)	1.09%
Gross expenses(d)	15.79%
Net investment income(d)	0.54%
Portfolio turnover rate	50	%(f)

*	From commencement of Class operations on May 1, 2017 through June 30, 2017.
(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(c)	Periods less than one year are not annualized.
(d)	Computed on an annualized basis for periods less than one year.
(e)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(f)	Represents the Fund’s portfolio turnover rate for the six months ended June 30, 2017.

See accompanying notes to financial statements.

57  |

Financial Highlights (continued)

For a share outstanding throughout each period.

	Vaughan Nelson Small Cap Value Fund—Class Y
	Six Months Ended June 30, 2017 (Unaudited)		Year Ended December 31, 2016	Year Ended December 31, 2015		Year Ended December 31, 2014		Year Ended December 31, 2013		Year Ended December 31, 2012
Net asset value, beginning of the period	$20.36		$18.21	$21.13		$22.73		$19.24		$17.99

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)(a)	0.01		0.07	0.11	(b)	(0.00	)(c)	0.13	(d)	0.18	(e)
Net realized and unrealized gain (loss)	(0.26)		3.59	(0.07)		1.98		7.26		2.53

Total from Investment Operations	(0.25)		3.66	0.04		1.98		7.39		2.71

LESS DISTRIBUTIONS FROM:
Net investment income	(0.00	)(c)	(0.06)	(0.10)		—		(0.12)		(0.20)
Net realized capital gains	(0.70)		(1.45)	(2.86)		(3.58)		(3.78)		(1.26)

Total Distributions	(0.70)		(1.51)	(2.96)		(3.58)		(3.90)		(1.46)

Net asset value, end of the period	$19.41		$20.36	$18.21		$21.13		$22.73		$19.24

Total return	(1.20	)%(f)	20.53%	(0.05	)%(b)	9.04%		39.43	%(d)	15.18	%(e)
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$196,513		$183,145	$179,322		$176,905		$163,836		$132,970
Net expenses	1.12	%(g)	1.10%	1.10%		1.12%		1.14	%(h)	1.14%
Gross expenses	1.12	%(g)	1.10%	1.10%		1.12%		1.14	%(h)	1.14%
Net investment income (loss)	0.09	%(g)	0.36%	0.50	%(b)	(0.01)%		0.59	%(d)	0.95	%(e)
Portfolio turnover rate	50%		74%	62%		58%		58%		73%

(a)	Per share net investment income (loss) has been calculated using the average shares outstanding during the period.
(b)	Includes non-recurring dividends. Without these dividends, net investment income per share would have been $0.02, total return would have been (0.53)% and the ratio of net investment income to average net assets would have been 0.07%.
(c)	Amount rounds to less than $0.01 per share.
(d)	Includes a non-recurring dividend. Without this dividend, net investment income per share would have been $0.06, total return would have been 39.06% and the ratio of net investment income to average net assets would have been 0.27%.
(e)	Includes a non-recurring dividend. Without this dividend, net investment income per share would have been $0.10, total return would have been 14.73% and the ratio of net investment income to average net assets would have been 0.50%.
(f)	Periods less than one year are not annualized.
(g)	Computed on an annualized basis for periods less than one year.
(h)	Includes interest expense of less than 0.01%.

See accompanying notes to financial statements.

|  58

Financial Highlights (continued)

For a share outstanding throughout each period.

	Vaughan Nelson Value Opportunity Fund—Class A
	Six Months Ended June 30, 2017 (Unaudited)		Year Ended December 31, 2016	Year Ended December 31, 2015		Year Ended December 31, 2014	Year Ended December 31, 2013	Year Ended December 31, 2012
Net asset value, beginning of the period	$20.55		$20.04	$21.29		$20.63	$15.49	$13.83

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)(a)	0.03		0.07	0.03	(b)	(0.08)	(0.03)	0.15	(c)
Net realized and unrealized gain (loss)	0.76		1.05	(0.79)		2.31	6.36	2.05

Total from Investment Operations	0.79		1.12	(0.76)		2.23	6.33	2.20

LESS DISTRIBUTIONS FROM:
Net investment income	—		(0.05)	(0.02)		—	—	(0.14)
Net realized capital gains	—		(0.56)	(0.47)		(1.57)	(1.19)	(0.40)

Total Distributions	—		(0.61)	(0.49)		(1.57)	(1.19)	(0.54)

Net asset value, end of the period	$21.34		$20.55	$20.04		$21.29	$20.63	$15.49

Total return(d)	3.84	%(e)	5.85%	(3.66	)%(b)	10.92%	41.22%	15.93	%(c)
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$72,143		$87,536	$142,833		$73,237	$67,716	$28,381
Net expenses	1.22	%(f)	1.23%	1.23%		1.25%	1.27%	1.31%
Gross expenses	1.22	%(f)	1.23%	1.23%		1.25%	1.27%	1.31%
Net investment income (loss)	0.31	%(f)	0.35%	0.16	%(b)	(0.37)%	(0.13)%	0.97	%(c)
Portfolio turnover rate	24%		57%	32%		58%	39%	65%

(a)	Per share net investment income (loss) has been calculated using the average shares outstanding during the period.
(b)	Includes a non-recurring dividend. Without this dividend, net investment loss per share would have been $(0.01), total return would have been (3.94)% and the ratio of net investment loss to average net assets would have been (0.04)%.
(c)	Includes non-recurring dividends. Without these dividends, net investment income per share would have been $0.02, total return would have been 15.06% and the ratio of net investment income to average net assets would have been 0.16%.
(d)	A sales charge for Class A shares is not reflected in total return calculations.
(e)	Periods less than one year are not annualized.
(f)	Computed on an annualized basis for periods less than one year.

See accompanying notes to financial statements.

59  |

Financial Highlights (continued)

For a share outstanding throughout each period.

	Vaughan Nelson Value Opportunity Fund—Class C
	Six Months Ended June 30, 2017 (Unaudited)		Year Ended December 31, 2016		Year Ended December 31, 2015		Year Ended December 31, 2014	Year Ended December 31, 2013	Year Ended December 31, 2012
Net asset value, beginning of the period	$19.51		$19.16		$20.51		$20.07	$15.21	$13.60

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)(a)	(0.04)		(0.07)		(0.13	)(b)	(0.23)	(0.17)	0.04	(c)
Net realized and unrealized gain (loss)	0.72		0.98		(0.75)		2.24	6.22	2.01

Total from Investment Operations	0.68		0.91		(0.88)		2.01	6.05	2.05

LESS DISTRIBUTIONS FROM:
Net investment income	—		(0.00	)(d)	—		—	—	(0.04)
Net realized capital gains	—		(0.56)		(0.47)		(1.57)	(1.19)	(0.40)

Total Distributions	—		(0.56)		(0.47)		(1.57)	(1.19)	(0.44)

Net asset value, end of the period	$20.19		$19.51		$19.16		$20.51	$20.07	$15.21

Total return(e)	3.49	%(f)	5.03%		(4.39	)%(b)	10.12%	40.13%	15.10	%(c)
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$53,535		$68,923		$89,284		$35,894	$21,005	$3,090
Net expenses	1.97	%(g)	1.98%		1.98%		2.00%	2.02%	2.06%
Gross expenses	1.97	%(g)	1.98%		1.98%		2.00%	2.02%	2.06%
Net investment income (loss)	(0.45	)%(g)	(0.38)%		(0.61	)%(b)	(1.10)%	(0.89)%	0.24	%(c)
Portfolio turnover rate	24%		57%		32%		58%	39%	65%

(a)	Per share net investment income (loss) has been calculated using the average shares outstanding during the period.
(b)	Includes a non-recurring dividend. Without this dividend, net investment loss per share would have been $(0.16), total return would have been (4.68)% and the ratio of net investment loss to average net assets would have been (0.77)%.
(c)	Includes non-recurring dividends. Without these dividends, net investment loss per share would have been $(0.08), total return would have been 14.21% and the ratio of net investment loss to average net assets would have been (0.57)%.
(d)	Amount rounds to less than $0.01 per share.
(e)	A contingent deferred sales charge for Class C shares is not reflected in total return calculations.
(f)	Periods less than one year are not annualized.
(g)	Computed on an annualized basis for periods less than one year.

See accompanying notes to financial statements.

|  60

Financial Highlights (continued)

For a share outstanding throughout each period.

	Vaughan Nelson Value Opportunity Fund—Class N
	Six Months Ended June 30, 2017 (Unaudited)		Year Ended December 31, 2016	Year Ended December 31, 2015		Year Ended December 31, 2014		Period Ended December 31, 2013*
Net asset value, beginning of the period	$20.75		$20.26	$21.50		$20.76		$17.53

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)(a)	0.07		0.16	0.11	(b)	(0.00	)(c)	(0.04)
Net realized and unrealized gain (loss)	0.77		1.04	(0.81)		2.31		4.35

Total from Investment Operations	0.84		1.20	(0.70)		2.31		4.31

LESS DISTRIBUTIONS FROM:
Net investment income	—		(0.15)	(0.07)		—		(0.02)
Net realized capital gains	—		(0.56)	(0.47)		(1.57)		(1.06)

Total Distributions	—		(0.71)	(0.54)		(1.57)		(1.08)

Net asset value, end of the period	$21.59		$20.75	$20.26		$21.50		$20.76

Total return	4.05	%(e)	6.21%	(3.35	)%(b)	11.24%		24.70	%(d)(e)
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$151,764		$148,365	$65,010		$12,024		$1
Net expenses	0.88	%(g)	0.88%	0.89%		0.91	%(f)	1.03	%(g)(h)
Gross expenses	0.88	%(g)	0.88%	0.89%		0.91	%(f)	2.07	%(g)
Net investment income (loss)	0.67	%(g)	0.78%	0.50	%(b)	(0.00	)%(i)	(0.33	)%(g)
Portfolio turnover rate	24%		57%	32%		58%		39%

*	From commencement of operations on May 1, 2013 through December 31, 2013.
(a)	Per share net investment income (loss) has been calculated using the average shares outstanding during the period.
(b)	Includes a non-recurring dividend. Without this dividend, net investment income per share would have been $0.08, total return would have been (3.59)% and the ratio of net investment income to average net assets would have been 0.35%.
(c)	Amount rounds to less than $0.01 per share.
(d)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(e)	Periods less than one year are not annualized.
(f)	Includes fee/expense recovery of less than 0.01%.
(g)	Computed on an annualized basis for periods less than one year.
(h)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(i)	Amount rounds to less than 0.01%.

See accompanying notes to financial statements.

61  |

Financial Highlights (continued)

For a share outstanding throughout each period.

	Vaughan Nelson Value Opportunity Fund—Class Y
	Six Months Ended June 30, 2017 (Unaudited)		Year Ended December 31, 2016	Year Ended December 31, 2015		Year Ended December 31, 2014	Year Ended December 31, 2013	Year Ended December 31, 2012
Net asset value, beginning of the period	$20.77		$20.27	$21.52		$20.78	$15.57	$13.89

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)(a)	0.06		0.12	0.09	(b)	(0.02)	0.02	0.18	(c)
Net realized and unrealized gain (loss)	0.77		1.07	(0.82)		2.33	6.39	2.08

Total from Investment Operations	0.83		1.19	(0.73)		2.31	6.41	2.26

LESS DISTRIBUTIONS FROM:
Net investment income	—		(0.13)	(0.05)		—	(0.01)	(0.18)
Net realized capital gains	—		(0.56)	(0.47)		(1.57)	(1.19)	(0.40)

Total Distributions	—		(0.69)	(0.52)		(1.57)	(1.20)	(0.58)

Net asset value, end of the period	$21.60		$20.77	$20.27		$21.52	$20.78	$15.57

Total return	4.00	%(d)	6.14%	(3.47	)%(b)	11.23%	41.52%	16.28	%(c)
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$801,885		$903,545	$1,133,634		$656,071	$360,820	$163,589
Net expenses	0.97	%(e)	0.98%	0.98%		1.00%	1.02%	1.06%
Gross expenses	0.97	%(e)	0.98%	0.98%		1.00%	1.02%	1.06%
Net investment income (loss)	0.57	%(e)	0.62%	0.39	%(b)	(0.10)%	0.12%	1.22	%(c)
Portfolio turnover rate	24%		57%	32%		58%	39%	65%

(a)	Per share net investment income (loss) has been calculated using the average shares outstanding during the period.
(b)	Includes a non-recurring dividend. Without this dividend, net investment income per share would have been $0.05, total return would have been (3.70)% and the ratio of net investment income to average net assets would have been 0.20%.
(c)	Includes non-recurring dividends. Without these dividends, net investment income per share would have been $0.06, total return would have been 15.41% and the ratio of net investment income to average net assets would have been 0.42%.
(d)	Periods less than one year are not annualized.
(e)	Computed on an annualized basis for periods less than one year.

See accompanying notes to financial statements.

|  62

Notes to Financial Statements

June 30, 2017 (Unaudited)

1.  Organization.  Natixis Funds Trust I and Natixis Funds Trust II (the “Trusts” and each a “Trust”) are each organized as a Massachusetts business trust. Each Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. Each Declaration of Trust permits the Board of Trustees to authorize the issuance of an unlimited number of shares of the Trust in multiple series. The financial statements for certain funds of the Trusts are presented in separate reports. The following funds (individually, a “Fund” and collectively, the “Funds”) are included in this report:

Natixis Funds Trust I:

Natixis Oakmark International Fund

Vaughan Nelson Small Cap Value Fund (the “Small Cap Value Fund”)

Natixis Funds Trust II:

Natixis Oakmark Fund

Vaughan Nelson Value Opportunity Fund (the “Value Opportunity Fund”)

Each Fund is a diversified investment company.

Each Fund offers Class A shares, Class C shares, Class N shares (effective May 1, 2017 for Natixis Oakmark Fund, Natixis Oakmark International Fund and Small Cap Value Fund) and Class Y shares (effective May 1, 2017 for Natixis Oakmark International Fund). As of the close of business on January 11, 2016, Class B shares of Natixis Oakmark Fund and Small Cap Value Fund were converted into Class A shares and are no longer offered.

Effective July 31, 2009, the Small Cap Value Fund was closed to new investors. The Fund, in its sole discretion, may permit an investor in another Vaughan Nelson-managed fund or product that follows the same investment strategy as the Fund to transfer assets from that fund or product into the Fund.

Class A shares are sold with a maximum front-end sales charge of 5.75%. Class C shares do not pay a front-end sales charge, pay higher Rule 12b-1 fees than Class A shares and may be subject to a contingent deferred sales charge (“CDSC”) of 1.00% if those shares are redeemed within one year of acquisition, except for reinvested distributions. Class N and Class Y shares do not pay a front-end sales charge, a CDSC or Rule 12b-1 fees. Class N shares are offered with an initial minimum investment of $1,000,000. Class Y shares are offered with an initial minimum investment of $100,000. Certain categories of investors are exempted from the minimum investment amounts for Class N and Class Y as outlined in the relevant Funds’ prospectus.

Most expenses can be directly attributed to a Fund. Expenses which cannot be directly attributed to a Fund are generally apportioned based on the relative net assets of each of the funds in Natixis Funds Trust I, Natixis Funds Trust II, Natixis Funds Trust IV, Gateway Trust and Natixis ETF Trust (“Natixis Funds Trusts”), Loomis Sayles Funds I

63  |

Notes to Financial Statements (continued)

June 30, 2017 (Unaudited)

and Loomis Sayles Funds II (“Loomis Sayles Funds Trusts”). Expenses of a Fund are borne pro rata by the holders of each class of shares, except that each class bears expenses unique to the class (such as the Rule 12b-1 fees applicable to Class A and Class C) and transfer agent fees for each Fund are borne collectively for Class A, Class C and Class Y and individually for Class N. In addition, each class votes as a class only with respect to its own Rule 12b-1 Plan. Shares of each class would receive their pro rata share of the net assets of a Fund if the Fund were liquidated. The Trustees approve separate distributions from net investment income on each class of shares.

2.  Significant Accounting Policies.  The following is a summary of significant accounting policies consistently followed by each Fund in the preparation of its financial statements. The Funds’ financial statements follow the accounting and reporting guidelines provided for investment companies and are prepared in accordance with accounting principles generally accepted in the United States of America which require the use of management estimates that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. Management has evaluated the events and transactions subsequent to period-end through the date the financial statements were issued and has determined that there were no material events that would require disclosure in the Funds’ financial statements.

a.  Valuation.  Fund securities and other investments are valued at market value based on market quotations obtained or determined by independent pricing services recommended by the adviser and subadviser and approved by the Board of Trustees. Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser or subadviser pursuant to procedures approved by the Board of Trustees, as described below. Market value is determined as follows:

Listed equity securities (including shares of closed-end investment companies and exchange-traded funds) are valued at the last sale price quoted on the exchange where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking an NOCP, at the most recent bid quotations on the applicable NASDAQ Market. Unlisted equity securities (except unlisted preferred equity securities) are valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. If there is no last sale price or closing bid quotation available, unlisted equity securities will be valued using evaluated bids furnished by an independent pricing service, if available. In some foreign markets, an official close

|  64

Notes to Financial Statements (continued)

June 30, 2017 (Unaudited)

price and a last sale price may be available from the foreign exchange or market.

In those cases, the official close price is used. Debt securities and unlisted preferred equity securities are valued based on evaluated bids furnished to the Funds by an independent pricing service or bid prices obtained from broker-dealers. Broker-dealer bid prices may be used to value debt and unlisted equity securities where an independent pricing service is unable to price a security or where an independent pricing service does not provide a reliable price for the security. Forward foreign currency contracts are valued utilizing interpolated rates determined based on information provided by an independent pricing service.

Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser or subadviser pursuant to procedures approved by the Board of Trustees. The Funds may also value securities and other investments at fair value in other circumstances such as when extraordinary events occur after the close of a foreign market but prior to the close of the New York Stock Exchange (“NYSE”). This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer’s security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing its securities or other investments, the Funds may, among other things, use modeling tools or other processes that may take into account factors such as securities or other market activity and/or significant events that occur after the close of the foreign market and before the time the Fund’s net asset value (“NAV”) is calculated. Fair value pricing may require subjective determinations about the value of a security, and fair values used to determine a Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same securities. In addition, the use of fair value pricing may not always result in adjustments to the prices of securities held by a Fund.

As of June 30, 2017, securities held by the Funds’ were fair valued as follows:

Fund	Equity securities[1]	Percentage of Net Assets
Natixis Oakmark International Fund	$842,452,489	87.7%

[1]	Certain foreign equity securities were fair valued pursuant to procedures approved by the Board of Trustees as events occurring after the close of the foreign market were believed to materially affect the value of those securities.

b.  Investment Transactions and Related Investment Income.  Investment transactions are accounted for on a trade date plus one day basis for daily NAV calculation. However, for financial reporting purposes, investment transactions are reported on trade date. Dividend income is recorded on ex-dividend date, or in the case of certain foreign securities, as soon as a Fund is notified, and interest income is recorded on an accrual basis. Interest income is increased by the accretion of discount and decreased

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by the amortization of premium, if applicable. Distributions received from investments in securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments or as a realized gain, respectively. The calendar year-end amounts of ordinary income, capital gains, and return of capital included in distributions received from the Funds’ investments in real estate investment trusts (“REITs”) are reported to the Funds after the end of the fiscal year; accordingly, the Funds estimate these amounts for accounting purposes until the characterization of REIT distributions is reported to the Funds after the end of the fiscal year. Estimates are based on the most recent REIT distribution information available. In determining net gain or loss on securities sold, the cost of securities has been determined on an identified cost basis. Investment income, non-class specific expenses and realized and unrealized gains and losses are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund.

c.  Foreign Currency Translation.  The books and records of the Funds are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period. Purchases and sales of investment securities, income and expenses are translated into U.S. dollars on the respective dates of such transactions.

Net realized foreign exchange gains or losses arise from sales of foreign currency, changes in exchange rates between the trade and settlement dates on securities transactions and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains or losses arise from changes in the value of assets and liabilities, other than investment securities, as of the end of the fiscal period, resulting from changes in exchange rates. Net realized foreign exchange gains or losses and the net change in unrealized foreign exchange gains or losses are disclosed in the Statements of Operations. For federal income tax purposes, net realized foreign exchange gains or losses are characterized as ordinary income, and may, if the Funds have net losses, reduce the amount of income available to be distributed by the Funds.

The values of investment securities are presented at the foreign exchange rates prevailing at the end of the period for financial reporting purposes. Net realized and unrealized gains or losses on investments reported in the Statements of Operations reflect gains or losses resulting from changes in exchange rates and fluctuations which arise due to changes in market prices of investment securities.

The Funds may use foreign currency exchange contracts to facilitate transactions in foreign-denominated investments. Losses may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts’ terms.

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Notes to Financial Statements (continued)

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d.  Forward Foreign Currency Contracts.  Certain Funds may enter into forward foreign currency contracts, including forward foreign cross currency contracts, to acquire exposure to foreign currencies or to hedge the Fund’s investments against currency fluctuation. A contract can also be used to offset a previous contract. These contracts involve market risk in excess of the unrealized gain or loss reflected in the Funds’ Statements of Assets and Liabilities. The U.S. dollar value of the currencies a Fund has committed to buy or sell represents the aggregate exposure to each currency a Fund has acquired or hedged through currency contracts outstanding at period end. Gains or losses are recorded for financial statement purposes as unrealized until settlement date. Contracts are traded over-the-counter directly with a counterparty. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. Certain contracts may require the movement of cash and/or securities as collateral for the Fund’s or counterparty’s net obligations under the contracts.

e.  Federal and Foreign Income Taxes.  The Trusts treat each Fund as a separate entity for federal income tax purposes. Each Fund intends to meet the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute to its shareholders substantially all of its net investment income and any net realized capital gains at least annually. Management has performed an analysis of each Fund’s tax positions for the open tax years as of June 30, 2017, as applicable, and has concluded that no provisions for income tax are required. The Funds’ federal tax returns for the prior three fiscal years, where applicable, remain subject to examination by the Internal Revenue Service. Management is not aware of any events that are reasonably possible to occur in the next six months that would result in the amounts of any unrecognized tax benefits significantly increasing or decreasing for the Funds. However, management’s conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws and accounting regulations and interpretations thereof.

A Fund may be subject to foreign withholding taxes on investment income and taxes on capital gains on investments that are accrued and paid based upon the Fund’s understanding of the tax rules and regulations that exist in the countries in which the Fund invests. Foreign withholding taxes on dividend and interest income are reflected on the Statements of Operations as a reduction of investment income, net of amounts eligible to be reclaimed. Dividends and interest receivable on the Statements of Assets and Liabilities are net of foreign withholding taxes. Foreign withholding taxes where reclaims have been or will be filed are reflected on the Statements of Assets and Liabilities as tax reclaims receivable. Capital gains taxes paid are included in net realized gain (loss) on investments in the Statements of Operations. Accrued but unpaid capital gains taxes are reflected as foreign taxes payable on the Statements of

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Notes to Financial Statements (continued)

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Assets and Liabilities, if applicable, and reduce unrealized gains on investments. In the event that realized gains on investments are subsequently offset by realized losses, taxes paid on realized gains may be returned to a Fund. Such amounts, if applicable, are reflected as foreign tax rebates receivable on the Statements of Assets and Liabilities and are recorded as a realized gain when received.

f.  Dividends and Distributions to Shareholders.  Dividends and distributions are recorded on ex-dividend date. The timing and characterization of certain income and capital gain distributions are determined in accordance with federal tax regulations, which may differ from accounting principles generally accepted in the United States of America. Permanent differences are primarily due to differing treatments for book and tax purposes of items such as distribution redesignations, distributions in excess of income and/or capital gain, return of capital and capital gain distributions received, foreign currency gains and losses and deferred Trustees’ fees. Permanent book and tax basis differences relating to shareholder distributions, net investment income and net realized gains will result in reclassifications to capital accounts reported on the Statements of Assets and Liabilities. Temporary differences between book and tax distributable earnings are primarily due to deferred Trustees’ fees, wash sales, forward foreign currency contracts mark-to-market and return of capital distributions received. Amounts of income and capital gain available to be distributed on a tax basis are determined annually, and at other times during the Funds’ fiscal year as may be necessary to avoid knowingly declaring and paying a return of capital distribution. Distributions from net investment income and short-term capital gains are considered to be distributed from ordinary income for tax purposes.

The tax characterization of distributions is determined on an annual basis. The tax character of distributions paid to shareholders during the year ended December 31, 2016 was as follows:

	2016 Distributions Paid From:
Fund	Ordinary Income	Long-Term Capital Gains	Total
Natixis Oakmark Fund	$1,798,205	$7,812,896	$9,611,101
Natixis Oakmark International Fund	15,448,327	—	15,448,327
Small Cap Value Fund	2,299,100	21,062,109	23,361,209
Value Opportunity Fund	7,189,189	41,383,417	48,572,606

Differences between these amounts and those reported in the Statements of Changes in Net Assets are primarily attributable to different book and tax treatment for short-term capital gains.

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Notes to Financial Statements (continued)

June 30, 2017 (Unaudited)

As of December 31, 2016, capital loss carryforwards and late-year ordinary and post-October capital loss deferrals were as follows:

	Natixis Oakmark Fund	Natixis Oakmark International Fund	Small Cap Value Fund	Value Opportunity Fund
Capital loss carryforward:
Short-term:
No expiration date	$—	$(15,874,753)	$—	$(30,427,421)
Long-term:
No expiration date	—	(96,925,655)	—	—

Total capital loss carryforward	$—	$(112,800,408)	$—	$(30,427,421)

Late-year ordinary and post-October capital loss deferrals*	$—	$(447,104)	$—	$—

*	Under current tax law, capital losses, foreign currency losses, and losses on passive foreign investment companies and contingent payment debt instruments after October 31 or December 31, as applicable, may be deferred and treated as occurring on the first day of the following taxable year. Natixis Oakmark International Fund deferred foreign currency losses.

g.  Repurchase Agreements.  Each Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which each Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is each Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities. As of June 30, 2017, each Fund, as applicable, had investments in repurchase agreements for which the value of the related collateral exceeded the value of the repurchase agreement. The gross value of repurchase agreements is included in the Statements of Assets and Liabilities for financial reporting purposes.

h.  Securities Lending.  Certain Funds have entered into an agreement with State Street Bank and Trust Company (“State Street Bank”), as agent of the Funds, to lend securities to certain designated borrowers. The loans are collateralized with cash or securities in an amount equal to at least 105% or 102% of the market value (including accrued interest) of the loaned international or domestic securities, respectively, when the loan is initiated. Thereafter, the value of the collateral must remain at least 102% of the market value (including accrued interest) of loaned securities for U.S. equities and U.S. corporate debt; at least 105% of the market value (including accrued interest) of

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Notes to Financial Statements (continued)

June 30, 2017 (Unaudited)

loaned securities for non-U.S. equities; and at least 100% of the market value (including accrued interest) of loaned securities for U.S. Government securities, sovereign debt issued by non-U.S. Governments and non-U.S. corporate debt. In the event that the market value of the collateral falls below the required percentages described above, the borrower will deliver additional collateral on the next business day. As with other extensions of credit, the Funds may bear the risk of loss with respect to the investment of the collateral. The Funds invest cash collateral in short-term investments, a portion of the income from which is remitted to the borrowers and the remainder allocated between the Funds and State Street Bank as lending agent.

For the six months ended June 30, 2017, none of the Funds had loaned securities under this agreement.

i.  Indemnifications.  Under the Trusts’ organizational documents, their officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

j.  New Accounting Pronouncement.  In October 2016, the SEC adopted amendments to rules under the Investment Company Act of 1940 (“final rules”) intended to modernize the reporting and disclosure of information by registered investment companies. The final rules amend Regulation S-X and require funds to provide standardized, enhanced derivative disclosures in fund financial statements in a format designed for individual investors. The amendments to Regulation S-X also update the disclosures for other investments, including investments in and advances to affiliates, and amend the rules regarding the general form and content of fund financial statements. The compliance date for the amendments to Regulation S-X is August 1, 2017. Management is currently evaluating the amendments and the impact, if any, on the Funds’ financial statements.

3.  Fair Value Measurements.  In accordance with accounting standards related to fair value measurements and disclosures, the Funds have categorized the inputs utilized in determining the value of each Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical assets or liabilities;

•	Level 2 – prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

•	Level 3 – prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no

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Notes to Financial Statements (continued)

June 30, 2017 (Unaudited)

market activity for an asset or liability (unobservable inputs reflect each Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Funds’ investments as of June 30, 2017, at value:

Natixis Oakmark Fund

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Common Stocks(a)	$266,067,676	$—	$—	$266,067,676
Short-Term Investments	—	11,214,824	—	11,214,824

Total	$266,067,676	$11,214,824	$—	$277,282,500

(a)	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

For the six months ended June 30, 2017, there were no transfers among Levels 1, 2 and 3.

Natixis Oakmark International Fund

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$—	$33,013,595	$—	$33,013,595
France	—	139,773,231	—	139,773,231
Germany	—	122,905,536	—	122,905,536
Indonesia	—	19,195,622	—	19,195,622
Italy	—	32,536,612	—	32,536,612
Japan	—	56,666,501	—	56,666,501
Korea	—	6,227,633	—	6,227,633
Netherlands	—	47,753,138	—	47,753,138
Sweden	—	53,060,708	—	53,060,708
Switzerland	—	155,837,892	—	155,837,892
Taiwan	—	2,678,228	—	2,678,228
United Kingdom	—	172,803,793	—	172,803,793
All Other Common Stocks(a)	69,052,305	—	—	69,052,305

Total Common Stocks	69,052,305	842,452,489	—	911,504,794

Short-Term Investments	—	49,407,476	—	49,407,476

Total	$69,052,305	$891,859,965	$—	$960,912,270

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Notes to Financial Statements (continued)

June 30, 2017 (Unaudited)

Liability Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Forward Foreign Currency Contracts (unrealized depreciation)	$—	$(448,908)	$—	$(448,908)

(a)	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

For the six months ended June 30, 2017, there were no transfers among Levels 1, 2 and 3.

Vaughan Nelson Small Cap Value Fund

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Common Stocks(a)	$285,923,757	$—	$—	$285,923,757
Exchange-Traded Funds	15,274,795	—	—	15,274,795
Closed-End Investment Companies	4,363,157	—	—	4,363,157
Short-Term Investments	—	5,395,623	—	5,395,623

Total	$305,561,709	$5,395,623	$—	$310,957,332

(a)	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

For the six months ended June 30, 2017, there were no transfers among Levels 1, 2 and 3.

Vaughan Nelson Value Opportunity Fund

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Common Stocks(a)	$1,008,832,360	$—	$—	$1,008,832,360
Closed-End Investment Companies	27,866,475	—	—	27,866,475
Short-Term Investments	—	25,616,257	—	25,616,257

Total	$1,036,698,835	$25,616,257	$—	$1,062,315,092

(a)	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

For the six months ended June 30, 2017, there were no transfers among Levels 1, 2 and 3.

4.  Derivatives.  Derivative instruments are defined as financial instruments whose value and performance are based on the value and performance of an underlying asset, reference rate or index. Derivative instruments that Natixis Oakmark International Fund used during the period include forward foreign currency contracts.

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Notes to Financial Statements (continued)

June 30, 2017 (Unaudited)

The Fund is subject to the risk that changes in foreign currency exchange rates will have an unfavorable effect on the value of Fund assets denominated in foreign currencies. The Fund may enter into forward foreign currency contracts for hedging purposes to protect the value of the Fund’s holdings of foreign securities. During the six months ended June 30, 2017, the Fund engaged in forward foreign currency transactions for hedging purposes.

The following is a summary of derivative instruments for Natixis Oakmark International Fund as of June 30, 2017, as reflected within the Statements of Assets and Liabilities:

Liabilities	Unrealized depreciation on forward foreign currency contracts
Over-the-counter liability derivatives
Foreign exchange contracts	$(448,908)

Transactions in derivative instruments for Natixis Oakmark International Fund during the six months ended June 30, 2017, as reflected within the Statements of Operations were as follows:

Net Realized Gain on:	Foreign currency transactions[1]
Foreign exchange contracts	$1,115,419

Net Change in Unrealized Appreciation (Depreciation) on:	Foreign currency translations[1]
Foreign exchange contracts	$(1,925,625)

[1]	Represents realized gain and change in unrealized appreciation (depreciation), respectively, for forward foreign currency contracts during the period. Does not include other foreign currency gains or losses included in the Statements of Operations.

As the Fund values its derivatives at fair value and recognizes changes in fair value through the Statement of Operations, it does not qualify for hedge accounting under authoritative guidance for derivative instruments. The Fund’s investments in derivatives may represent an economic hedge; however, they are considered to be non-hedge transactions for the purpose of these disclosures.

The volume of forward foreign currency contract activity, as a percentage of net assets, for Natixis Oakmark International Fund, based on gross month-end notional amounts outstanding during the period, including long and short positions at absolute value, was as follows for the six months ended June 30, 2017:

Natixis Oakmark International Fund	Forwards
Average Notional Amount Outstanding	2.50%
Highest Notional Amount Outstanding	4.28%
Lowest Notional Amount Outstanding	1.05%
Notional Amount Outstanding as of June 30, 2017	1.05%

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Notes to Financial Statements (continued)

June 30, 2017 (Unaudited)

Notional amounts outstanding at the end of the prior period are included in the average notional amount outstanding.

Unrealized gain and/or loss on open forwards is recorded in the Statements of Assets and Liabilities. The aggregate notional values of forward contracts are not recorded in the Statements of Assets and Liabilities, and therefore are not included in the Fund’s net assets.

The Fund enters into over-the-counter derivatives, including forward foreign currency contracts, pursuant to an International Swaps and Derivatives Association, Inc. (“ISDA”) agreement between the Fund and its counterparty. ISDA agreements typically contain master netting provisions in the event of a default or other termination event. Master netting provisions allow the Fund and the counterparty, in the event of a default or other termination event, to offset amounts owed by each related to derivative contracts to one net amount payable by either the Fund or the counterparty. For financial reporting purposes, the Fund does not offset derivative assets and liabilities on the Statements of Assets and Liabilities.

As of June 30, 2017, gross amounts of derivative assets and liabilities not offset in the Statement of Assets and Liabilities and the related net amounts after taking into account master netting arrangements, by counterparty, are as follows:

Natixis Oakmark International Fund

Counterparty	Gross Amounts of Liabilities	Offset Amount	Net Amount
State Street Bank and Trust Company	$(448,908)	$—	$(448,908)

Counterparty risk is managed based on policies and procedures established by each Fund’s adviser. Such policies and procedures may include, but are not limited to, minimum counterparty credit rating requirements and monitoring of counterparty credit default swap spreads. Based on balances reflected on the Fund’s Statement of Assets and Liabilities, the following table shows (i) the maximum amount of loss due to credit risk that, based on the gross fair value of the financial instrument, the Fund would incur if parties to the relevant financial instruments failed completely to perform according to the terms of the contracts and ii) the amount of loss that the Fund would incur after taking into account master netting provisions pursuant to ISDA agreements, as of June 30, 2017:

Fund	Maximum Amount of Loss - Gross	Maximum Amount of Loss - Net
Natixis Oakmark International Fund	—	—

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Notes to Financial Statements (continued)

June 30, 2017 (Unaudited)

5.  Purchases and Sales of Securities.  For the six months ended June 30, 2017, purchases and sales of securities (excluding short-term investments and U.S. Government/Agency securities and including paydowns) were as follows:

Fund	Purchases	Sales
Natixis Oakmark Fund	$21,030,638	$12,257,299
Natixis Oakmark International Fund	217,316,611	197,762,300
Small Cap Value Fund	162,142,649	149,887,786
Value Opportunity Fund	262,601,514	482,354,541

6.  Management Fees and Other Transactions with Affiliates.

a.  Management Fees.  NGAM Advisors, L.P. (“NGAM Advisors”), serves as investment adviser to each Fund. Under the terms of the management agreements, each Fund pays a management fee at the following annual rates, calculated daily and payable monthly, based on each Fund’s average daily net assets:

	Percentage of Average Daily Net Assets
Fund	First $200 million	Next $300 million	Next $500 million	Next $500 million	Next $500 million	Over $2 billion
Natixis Oakmark Fund	0.70%	0.65%	0.60%	0.60%	0.60%	0.60%
Natixis Oakmark International Fund	0.85%	0.85%	0.85%	0.85%	0.85%	0.85%
Small Cap Value Fund	0.90%	0.90%	0.90%	0.90%	0.90%	0.90%
Value Opportunity Fund	0.80%	0.80%	0.80%	0.80%	0.75%	0.75%

NGAM Advisors has entered into subadvisory agreements for each Fund as listed below.

Natixis Oakmark Fund	Harris Associates L.P. (“Harris”)
Natixis Oakmark International Fund	Harris
Small Cap Value Fund	Vaughan Nelson Investment Management, L.P. (“Vaughan Nelson”)
Value Opportunity Fund	Vaughan Nelson

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Notes to Financial Statements (continued)

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Under the terms of the subadvisory agreements, each Fund has agreed to pay its respective subadviser a subadvisory fee at the following annual rates, calculated daily and payable monthly, based on each Fund’s average daily net assets:

		Percentage of Average Daily Net Assets
Fund	Subadviser	First $200 million	Next $1.3 billion	Over $1.5 billion
Natixis Oakmark Fund	Harris	0.52%	0.50%	0.50%
Natixis Oakmark International Fund	Harris	0.60%	0.60%	0.60%
Small Cap Value Fund	Vaughan Nelson	0.55%	0.55%	0.55%
Value Opportunity Fund	Vaughan Nelson	0.50%	0.50%	0.47%

NGAM Advisors has given binding undertakings to the Funds to waive management fees and/or reimburse certain expenses to limit the Funds’ operating expenses, exclusive of acquired fund fees and expenses, brokerage expenses, interest expense, taxes, organizational and extraordinary expenses, such as litigation and indemnification expenses. These undertakings are in effect until April 30, 2018, may be terminated before then only with the consent of the Funds’ Board of Trustees, and are reevaluated on an annual basis. Management fees payable, as reflected on the Statements of Assets and Liabilities, is net of waivers and/or expense reimbursements, if any, pursuant to these undertakings. Waivers/reimbursements that exceed management fees payable are reflected on the Statements of Assets and Liabilities as receivable from investment adviser.

For the six months ended June 30, 2017 the expense limits as a percentage of average daily net assets under the expense limitation agreements were as follows:

	Expense Limit as a Percentage of Average Daily Net Assets
Fund	Class A	Class C	Class N	Class Y
Natixis Oakmark Fund	1.30%	2.05%	1.00%	1.05%
Natixis Oakmark International Fund	1.45%	2.20%	1.15%	1.20%
Small Cap Value Fund	1.45%	2.20%	1.15%	1.20%
Value Opportunity Fund	1.40%	2.15%	1.10%	1.15%

NGAM Advisors shall be permitted to recover expenses it has borne under the expense limitation agreements (whether through waiver of its management fees or otherwise) on a class by class basis in later periods to the extent the annual operating expenses of a class fall below a class’ expense limits, provided, however, that a class is not obligated to pay such waived/reimbursed fees or expenses more than one year after the end of the fiscal year in which the fees or expenses were waived/reimbursed.

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Notes to Financial Statements (continued)

June 30, 2017 (Unaudited)

For the six months ended June 30, 2017, the management fees for each Fund were as follows:

Fund	Gross Management Fees	Percentage of Average Daily Net Assets
Natixis Oakmark Fund	$915,576	0.69%
Natixis Oakmark International Fund	3,655,065	0.85%
Small Cap Value Fund	1,405,938	0.90%
Value Opportunity Fund	4,506,753	0.80%

No expenses were recovered during the six months ended June 30, 2017 under the terms of the expense limitation agreement.

Certain officers and directors of NGAM Advisors and its affiliates are also officers or Trustees of the Funds. NGAM Advisors, Harris and Vaughan Nelson are subsidiaries of Natixis US, which is part of Natixis Global Asset Management, an international asset management group based in Paris, France. Natixis AM US is a subsidiary of Natixis Asset Management (“NAM”), which is in turn a subsidiary of Natixis Global Asset Management.

b.  Service and Distribution Fees.  NGAM Distribution, L.P. (“NGAM Distribution”), which is a wholly-owned subsidiary of Natixis US, has entered into a distribution agreement with the Trusts. Pursuant to this agreement, NGAM Distribution serves as principal underwriter of the Funds of the Trusts.

Pursuant to Rule 12b-1 under the 1940 Act, the Trusts have adopted a Service Plan relating to each Fund’s Class A shares (the “Class A Plans”) and a Distribution and Service Plan relating to each Fund’s Class C shares (the “Class C Plans”).

Under the Class A Plans, each Fund pays NGAM Distribution a monthly service fee at an annual rate not to exceed 0.25% of the average daily net assets attributable to the Funds’ Class A shares, as reimbursement for expenses incurred by NGAM Distribution in providing personal services to investors in Class A shares and/or the maintenance of shareholder accounts.

Under the Class C Plans, each Fund pays (or paid) NGAM Distribution a monthly service fee at an annual rate not to exceed 0.25% of the average daily net assets attributable to the Funds’ Class C shares, as compensation for services provided by NGAM Distribution in providing personal services to investors in Class C shares and/or the maintenance of shareholder accounts.

Also under the Class C Plans, each Fund pays (or paid) NGAM Distribution a monthly distribution fee at an annual rate of 0.75% of the average daily net assets attributable to the Funds’ Class C shares, as compensation for services provided by NGAM Distribution in connection with the marketing or sale of Class C shares.

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Notes to Financial Statements (continued)

June 30, 2017 (Unaudited)

For the six months ended June 30, 2017, the service and distribution fees for each Fund were as follows:

	Service Fees		Distribution Fees
Fund	Class A	Class C	Class C
Natixis Oakmark Fund	$220,496	$72,999	$218,996
Natixis Oakmark International Fund	731,908	342,134	1,026,401
Small Cap Value Fund	128,518	23,378	70,134
Value Opportunity Fund	99,414	76,734	230,203

c.  Administrative Fees.  NGAM Advisors provides certain administrative services for the Funds and contracts with State Street Bank to serve as sub-administrator. Pursuant to an agreement among Natixis Funds Trusts, Loomis Sayles Funds Trusts and NGAM Advisors, each Fund pays NGAM Advisors monthly its pro rata portion of fees equal to an annual rate of 0.0575% of the first $15 billion of the average daily net assets of the Natixis Funds Trusts and Loomis Sayles Funds Trusts, 0.0500% of the next $15 billion, 0.0400% of the next $30 billion, 0.0350% of the next $30 billion and 0.0325% of such assets in excess of $90 billion, subject to an annual aggregate minimum fee for the Natixis Funds Trusts and Loomis Sayles Funds Trusts of $10 million, which is reevaluated on an annual basis.

For the six months ended June 30, 2017, the administrative fees for each Fund were as follows:

Fund	Administrative Fees
Natixis Oakmark Fund	$59,231
Natixis Oakmark International Fund	192,244
Small Cap Value Fund	69,843
Value Opportunity Fund	251,902

d.  Sub-Transfer Agent Fees.  NGAM Distribution has entered into agreements, which include servicing agreements, with financial intermediaries that provide recordkeeping, processing, shareholder communications and other services to customers of the intermediaries that hold positions in the Funds and has agreed to compensate the intermediaries for providing those services. Intermediaries transact with the Funds primarily through the use of omnibus accounts on behalf of their customers who hold positions in the Funds. These services would have been provided by the Funds’ transfer agent and other service providers if the shareholders’ accounts were maintained directly at the Funds’ transfer agent. Accordingly, the Funds have agreed to reimburse NGAM Distribution for all or a portion of the servicing fees paid to these intermediaries. The reimbursement amounts (sub-transfer agent fees) paid to NGAM Distribution are subject to a current per-account equivalent fee limit approved by the Funds’ Board of Trustees, which is based on fees for similar services paid to the Funds’ transfer agent and other service providers. Class N shares do not bear such expenses.

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Notes to Financial Statements (continued)

June 30, 2017 (Unaudited)

For the six months ended June 30, 2017, the sub-transfer agent fees (which are reflected in transfer agent fees and expenses in the Statements of Operations) for each Fund were as follows:

Fund	Sub-Transfer Agent Fees
Natixis Oakmark Fund	$67,254
Natixis Oakmark International Fund	417,542
Small Cap Value Fund	92,362
Value Opportunity Fund	396,638

As of June 30, 2017, the Funds owe NGAM Distribution the following reimbursements for sub-transfer agent fees (which are reflected in the Statements of Assets and Liabilities as payable to distributor):

Fund	Reimbursements of Sub-Transfer Agent Fees
Natixis Oakmark Fund	$1,683
Natixis Oakmark International Fund	10,825
Small Cap Value Fund	2,345
Value Opportunity Fund	10,319

Sub-transfer agent fees attributable to Class A, Class C and Class Y are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of those classes.

e.  Commissions.  Commissions (including CDSCs) on Fund shares retained by NGAM Distribution during the six months ended June 30, 2017, were as follows:

Fund	Commissions
Natixis Oakmark Fund	$20,873
Natixis Oakmark International Fund	74,233
Small Cap Value Fund	1,477
Value Opportunity Fund	6,405

f.  Trustees Fees and Expenses.  The Trusts do not pay any compensation directly to their officers or Trustees who are directors, officers or employees of NGAM Advisors, NGAM Distribution, Natixis US or their affiliates. The Chairperson of the Board of Trustees receives a retainer fee at the annual rate of $325,000. The Chairperson does not receive any meeting attendance fees for Board of Trustees meetings or committee meetings that she attends. Each Independent Trustee (other than the Chairperson) receives, in the aggregate, a retainer fee at the annual rate of $155,000. Each Independent Trustee also receives a meeting attendance fee of $10,000 for each meeting of the Board of Trustees that he or she attends in person and $5,000 for each

79  |

Notes to Financial Statements (continued)

June 30, 2017 (Unaudited)

meeting of the Board of Trustees that he or she attends telephonically. In addition, the chairperson of the Contract Review Committee and the chairperson of the Audit Committee each receive an additional retainer fee at the annual rate of $17,500. The chairperson of the Governance Committee receives an additional retainer fee at the annual rate of $10,000. Each Contract Review Committee member is compensated $6,000 for each Committee meeting that he or she attends in person and $3,000 for each meeting that he or she attends telephonically. Each Audit Committee member is compensated $6,000 for each Committee meeting that he or she attends in person and $3,000 for each meeting that he or she attends telephonically. These fees are allocated among the funds in the Natixis Funds Trusts and Loomis Sayles Funds Trusts based on a formula that takes into account, among other factors, the relative net assets of each fund. Trustees are reimbursed for travel expenses in connection with attendance at meetings.

A deferred compensation plan (the “Plan”) is available to the Trustees on a voluntary basis. Deferred amounts remain in the Funds until distributed in accordance with the provisions of the Plan. The value of a participating Trustee’s deferral account is based on theoretical investments of deferred amounts, on the normal payment dates, in certain funds of the Natixis Funds Trusts and Loomis Sayles Funds Trusts as designated by the participating Trustees. Changes in the value of participants’ deferral accounts are allocated pro rata among the funds in the Natixis Funds Trusts and Loomis Sayles Funds Trusts, and are normally reflected as Trustees’ fees and expenses in the Statements of Operations. The portions of the accrued obligations allocated to the Funds under the Plan are reflected as Deferred Trustees’ fees in the Statements of Assets and Liabilities.

g.  Payment by Affiliates.  During the six months ended June 30, 2017, Vaughan Nelson reimbursed Small Cap Value Fund $1,678 in connection with a trading error.

h.  Affiliated Ownership.  As of June 30, 2017, Natixis US held shares of the Natixis Oakmark Fund, Natixis Oakmark International Fund, and the Value Opportunity Fund, all representing less than 0.01% of the Funds’ net assets. Investment activities of affiliated shareholders could have material impacts on the Funds.

i.  Reimbursement of Transfer Agent Fees and Expenses.  NGAM Advisors has given a binding contractual undertaking to Natixis Oakmark Fund, Natixis Oakmark International Fund and Small Cap Value Fund to reimburse any and all transfer agency expenses for the Funds’ Class N shares. This undertaking is in effect through April 30, 2018 and is not subject to recovery under the expense limitation agreement described above.

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Notes to Financial Statements (continued)

June 30, 2017 (Unaudited)

For the six months ended June 30, 2017, NGAM Advisors reimbursed the Funds for transfer agency expenses as follows:

Fund	Reimbursement of Transfer Agency Expenses
Class N
Natixis Oakmark Fund	$24
Natixis Oakmark International Fund	24
Small Cap Value Fund	24

7.  Class-Specific Transfer Agent Fees and Expenses.  For the six months ended June 30, 2017, Value Opportunity Fund incurred the following class-specific transfer agent fees and expenses (including sub-transfer agent fees, where applicable)

	Transfer Agent Fees and Expenses
Fund	Class A	Class C	Class N	Class Y
Value Opportunity Fund	$35,517	$27,399	$544	$378,713

For the period from May 1, 2017 through June 30, 2017, all other Funds incurred the following class-specific transfer agent fees and expenses (including sub-transfer agent fees, where applicable):

	Transfer Agent Fees and Expenses
Fund	Class A	Class C	Class N	Class Y
Natixis Oakmark Fund	$31,013	$10,208	$24	$6,085
Natixis Oakmark International Fund	99,051	45,137	24	360
Small Cap Value Fund	13,924	2,443	24	27,555

Transfer agent fees and expenses attributable to Class A, Class C and Class Y are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of those classes. Transfer agent fees and expenses attributable to Class N are allocated to Class N.

8.  Line of Credit.  Each Fund, together with certain other funds of Natixis Funds Trusts and Loomis Sayles Funds Trusts, entered into a 364-day, $400,000,000 syndicated, committed, unsecured line of credit with Citibank, N.A. to be used for temporary or emergency purposes only. Any one Fund may borrow up to the full $400,000,000 under the line of credit (as long as all borrowings by all Funds in the aggregate do not exceed the $400,000,000 limit at any time) subject to each Fund’s investment restrictions. Interest is charged to the Funds at a rate equal to the greater of the eurodollar or the federal funds rate plus 1.00%. In addition, a commitment fee of 0.15% per annum, payable on the last business day of each month, is accrued and apportioned among the participating funds based on their average daily unused portion of the line of credit. The Funds paid an arrangement fee, an upfront fee, and other fees in connection with the new line of credit agreement, which are being amortized over a period of 364 days

81  |

Notes to Financial Statements (continued)

June 30, 2017 (Unaudited)

and are reflected as miscellaneous expenses on the Statements of Operations. The unamortized balance is reflected as prepaid expenses on the Statements of Assets and Liabilities.

Prior to April 13, 2017, the commitment fee was 0.10% per annum based on the average daily unused portion of the line of credit.

For the six months ended June 30, 2017, none of the Funds had borrowings under these agreements.

9.  Concentration of Risk.  The Natixis Oakmark International Fund’s investments in foreign securities are subject to foreign currency fluctuations, higher volatility than U.S. securities, varying degrees of regulation and limited liquidity. Greater political, economic, credit and information risks are also associated with foreign securities.

10.  Concentration of Ownership.  From time to time, a Fund may have a concentration of one or more accounts constituting a significant percentage of shares outstanding. Investment activities by holders of such accounts could have material impacts on the Funds. As of June 30, 2017, based on management’s evaluation of the shareholder account base, the Funds had accounts representing controlling ownership of more than 5% of the Fund’s total outstanding shares. The number of such accounts, based on accounts that represent more than 5% of an individual class of shares, and the aggregate percentage of net assets represented by such holdings were as follows:

Fund	Number of 5% Account Holders	Percentage of Ownership
Natixis Oakmark International Fund	1	10.03%
Small Cap Value Fund	2	21.60%
Value Opportunity Fund	2	21.19	%(a)

Omnibus shareholder accounts for which NGAM Advisors understands that the intermediary has discretion over the underlying shareholder accounts or investment models where a shareholder account may be invested for a non-discretionary customer are included in the table above. For other omnibus accounts, the Funds do not have information on the individual shareholder accounts underlying the omnibus accounts; therefore, there could be other 5% shareholders in addition to those disclosed in the table above.

(a)	Certain Fund shareholders are invested in the Fund as a result of the Fund’s inclusion in an investment portfolio model, utilized by certain third party intermediaries, developed by an affiliate of the Fund (AlphaSimplex Group, LLC, which is a subsidiary of Natixis US)(“ASG”). Without this model or as a result of changes in this model, these shareholder positions in the Fund may not exist or could change in a material amount. ASG has no involvement in the decisions to invest in the models provided.

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Notes to Financial Statements (continued)

June 30, 2017 (Unaudited)

11.  Capital Shares.  Each Fund may issue an unlimited number of shares of beneficial interest, without par value. Transactions in capital shares were as follows:

	Six Months Ended June 30, 2017		Year Ended December 31, 2016
Natixis Oakmark Fund	Shares	Amount	Shares	Amount
Class A
Issued from the sale of shares	471,614	$10,388,615	1,253,674	$23,788,547
Issued in connection with the reinvestment of distributions	103,054	2,245,541	310,173	5,971,567
Redeemed	(739,736)	(16,407,554)	(2,722,428)	(50,444,998)

Net change	(165,068)	$(3,773,398)	(1,158,581)	$(20,684,884)

Class B(a)
Redeemed	—	$—	(1,891)	$(29,216)

Net change	—	$—	(1,891)	$(29,216)

Class C
Issued from the sale of shares	493,618	$9,545,295	806,782	$13,902,509
Issued in connection with the reinvestment of distributions	37,344	714,021	89,633	1,486,762
Redeemed	(579,283)	(11,268,051)	(2,169,451)	(36,029,587)

Net change	(48,321)	$(1,008,735)	(1,273,036)	$(20,640,316)

Class N(b)
Issued from the sale of shares	43	$1,000	—	$—

Net change	43	$1,000	—	$—

Class Y
Issued from the sale of shares	646,800	$15,000,662	920,373	$19,279,606
Issued in connection with the reinvestment of distributions	13,907	317,212	31,858	655,095
Redeemed	(238,808)	(5,506,935)	(883,863)	(16,880,267)

Net change	421,899	$9,810,939	68,368	$3,054,434

Increase (decrease) from capital share transactions	208,553	$5,029,806	(2,365,140)	$(38,299,982)

(a)	On January 11, 2016, Class B shares were converted into Class A shares. See Note 1 of Notes to Financial Statements.
(b)	From commencement of Class operations on May 1, 2017 through June 30, 2017.

83  |

Notes to Financial Statements (continued)

June 30, 2017 (Unaudited)

11.  Capital Shares (continued).

	Six Months Ended June 30, 2017		Year Ended December 31, 2016
Natixis Oakmark International Fund	Shares	Amount	Shares	Amount
Class A
Issued from the sale of shares	10,339,466	$139,566,363	17,316,910	$189,288,241
Issued in connection with the reinvestment of distributions	—	—	958,477	11,230,103
Redeemed	(7,722,461)	(102,628,188)	(37,402,741)	(413,700,664)

Net change	2,617,005	$36,938,175	(19,127,354)	$(213,182,320)

Class C
Issued from the sale of shares	3,481,910	$46,364,650	2,591,697	$28,122,303
Issued in connection with the reinvestment of distributions	—	—	233,485	2,645,525
Redeemed	(3,539,507)	(46,401,583)	(11,772,884)	(128,385,161)

Net change	(57,597)	$(36,933)	(8,947,702)	$(97,617,333)

Class N(a)
Issued from the sale of shares	72	$1,000	—	$—

Net change	72	$1,000	—	$—

Class Y(a)
Issued from the sale of shares	359,514	$5,072,813	—	$—
Redeemed	(10,198)	(144,011)	—	—

Net change	349,316	$4,928,802	—	$—

Increase (decrease) from capital share transactions	2,908,796	$41,831,044	(28,075,056)	$(310,799,653)

(a)	From commencement of Class operations on May 1, 2017 through June 30, 2017.

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Notes to Financial Statements (continued)

June 30, 2017 (Unaudited)

11.  Capital Shares (continued).

	Six Months Ended June 30, 2017		Year Ended December 31, 2016
Small Cap Value Fund	Shares	Amount	Shares	Amount
Class A
Issued from the sale of shares	391,223	$7,656,678	636,491	$11,812,924
Issued in connection with the reinvestment of distributions	173,907	3,272,906	353,938	6,758,819
Redeemed	(744,521)	(14,424,348)	(1,423,762)	(25,938,444)

Net change	(179,391)	$(3,494,764)	(433,333)	$(7,366,701)

Class B(a)
Issued from the sale of shares	—	$—	—	$—
Issued in connection with the reinvestment of distributions	—	—	—	—
Redeemed	—	—	(1,791)	(20,887)

Net change	—	$—	(1,791)	$(20,887)

Class C
Issued from the sale of shares	38,235	$483,230	53,331	$672,153
Issued in connection with the reinvestment of distributions	69,781	861,797	137,010	1,766,472
Redeemed	(256,320)	(3,286,073)	(364,140)	(4,604,493)

Net change	(148,304)	$(1,941,046)	(173,799)	$(2,165,868)

Class N(b)
Issued from the sale of shares	51	$1,000	—	$—

Net change	51	$1,000	—	$—

Class Y
Issued from the sale of shares	1,893,671	$37,889,750	1,398,050	$25,550,473
Issued in connection with the reinvestment of distributions	306,135	5,939,016	591,961	11,610,546
Redeemed	(1,066,743)	(21,173,752)	(2,844,796)	(53,737,957)

Net change	1,133,063	$22,655,014	(854,785)	$(16,576,938)

Increase (decrease) from capital share transactions	805,419	$17,220,204	(1,463,708)	$(26,130,394)

(a)	On January 11, 2016, Class B shares were converted into Class A shares. See Note 1 of Notes to Financial Statements.
(b)	From commencement of Class operations on May 1, 2017 through June 30, 2017.

85  |

Notes to Financial Statements (continued)

June 30, 2017 (Unaudited)

11.  Capital Shares (continued).

	Six Months Ended June 30, 2017		Year Ended December 31, 2016
Value Opportunity Fund	Shares	Amount	Shares	Amount
Class A
Issued from the sale of shares	348,238	$7,384,943	2,179,717	$40,891,195
Issued in connection with the reinvestment of distributions	—	—	212,252	4,019,870
Redeemed	(1,227,855)	(26,032,650)	(5,260,596)	(102,702,359)

Net change	(879,617)	$(18,647,707)	(2,868,627)	$(57,791,294)

Class C
Issued from the sale of shares	85,874	$1,718,707	585,856	$10,632,845
Issued in connection with the reinvestment of distributions	—	—	116,224	2,089,713
Redeemed	(966,436)	(19,391,169)	(1,830,738)	(34,208,799)

Net change	(880,562)	$(17,672,462)	(1,128,658)	$(21,486,241)

Class N
Issued from the sale of shares	1,144,037	$24,632,041	5,270,883	$105,086,789
Issued in connection with the reinvestment of distributions	—	—	153,597	3,029,813
Redeemed	(1,263,836)	(26,826,770)	(1,483,482)	(29,622,654)

Net change	(119,799)	$(2,194,729)	3,940,998	$78,493,948

Class Y
Issued from the sale of shares	3,807,158	$81,510,698	16,682,481	$321,963,213
Issued in connection with the reinvestment of distributions	—	—	1,675,760	32,458,565
Redeemed	(10,181,599)	(217,665,784)	(30,771,971)	(605,432,371)

Net change	(6,374,441)	$(136,155,086)	(12,413,730)	$(251,010,593)

Increase (decrease) from capital share transactions	(8,254,419)	$(174,669,984)	(12,470,017)	$(251,794,180)

|  86

NATIXIS FUNDS

Supplement dated June 30, 2017 to the Natixis Funds Summary Prospectuses, dated February 28, 2017, March 31, 2017, and May 1, 2017, as may be revised or supplemented from time to time, for the following funds:

AEW Real Estate Fund	Loomis Sayles Limited Term Government and Agency Fund
ASG Dynamic Allocation Fund	Loomis Sayles Multi-Asset Income Fund
ASG Global Alternatives Fund	Loomis Sayles Senior Floating Rate and Fixed Income Fund
ASG Managed Futures Strategy Fund	Loomis Sayles Strategic Alpha Fund
ASG Tactical U.S. Market Fund	Loomis Sayles Strategic Income Fund
Gateway Equity Call Premium Fund	Loomis Sayles Value Fund
Gateway Fund	Mirova Global Green Bond Fund
Loomis Sayles Core Plus Bond Fund	Mirova Global Sustainable Equity Fund
Loomis Sayles Dividend Income Fund	McDonnell Intermediate Municipal Bond Fund
Loomis Sayles Global Equity and Income Fund	Natixis Oakmark Fund
Loomis Sayles Global Growth Fund	Natixis Oakmark International Fund
Loomis Sayles Growth Fund	Natixis U.S. Equity Opportunities Fund
Loomis Sayles High Income Fund	Vaughan Nelson Select Fund
Loomis Sayles Intermediate Duration Bond Fund	Vaughan Nelson Small Cap Value Fund
Loomis Sayles Investment Grade Bond Fund	Vaughan Nelson Value Opportunity Fund

Effective July 1, 2017, the information under sub-sections “Class A and C Shares” and “Class A Shares,” as applicable, in the section “Purchase and Sale of Fund Shares” in each Fund’s Summary is hereby amended and restated as follows:

The following chart shows the investment minimums for various types of accounts:

Type of Account	Minimum Initial Purchase	Minimum Subsequent Purchase
Any account other than those listed below	$2,500	$50
For shareholders participating in Natixis Funds’ Investment Builder Program	$1,000	$50

This page not part of shareholder report

Type of Account	Minimum Initial Purchase	Minimum Subsequent Purchase
For Traditional IRA, Roth IRA, Rollover IRA, SEP-IRA and Keogh plans using the Natixis Funds’ prototype document (direct accounts, not held through intermediary)	$1,000	$50
Coverdell Education Savings Accounts using the Natixis Funds’ prototype document (direct accounts, not held through intermediary)	$500	$50

There is no initial or subsequent investment minimum for:

•	Wrap Fee Programs of certain broker-dealers, the advisers or NGAM Distribution, L.P. Please consult your financial representative to determine if your wrap fee program is subject to additional or different conditions or fees.

•	Certain Retirement Plans. Please consult your retirement plan administrator to determine if your retirement plan is subject to additional or different conditions or fees.

•	Clients of a Registered Investment Adviser where the Registered Investment Adviser receives an advisory, management or consulting fee.

Effective July 1, 2017, the information under sub-section “Class Y Shares” in the section “Purchase and Sale of Fund Shares” in each Fund’s Summary is hereby amended and restated as follows:

Class Y shares of the Fund are generally subject to a minimum initial investment of $100,000 and a minimum subsequent investment of $50, except there is no minimum initial or subsequent investment for:

•	Wrap Fee Programs of certain broker-dealers, the advisers or NGAM Distribution, L.P. Please consult your financial representative to determine if your wrap fee program is subject to additional or different conditions or fees.

•	Certain Retirement Plans. Please consult your retirement plan administrator to determine if your retirement plan is subject to additional or different conditions or fees.

•	Certain Individual Retirement Accounts if the amounts invested represent rollover distributions from investments by any of the retirement plans invested in the Fund.

•	Clients of a Registered Investment Adviser where the Registered Investment Adviser receives an advisory, management or consulting fee.

This page not part of shareholder report

•	Fund Trustees, former Fund trustees, employees of affiliates of the Natixis Funds and other individuals who are affiliated with any Natixis Fund (this also applies to any spouse, parents, children, siblings, grandparents, grandchildren and in-laws of those mentioned) and Natixis affiliate employee benefit plans.

At the discretion of NGAM Advisors, clients of NGAM Advisors and its affiliates may purchase Class Y shares of the Fund below the stated minimums.

VAUGHAN NELSON SMALL CAP VALUE FUND

Effective July 1, 2017, the third sentence in the section “Purchase and Sale of Fund Shares” in the Fund’s Summary is hereby amended and restated as follows:

For more information, please see the section “How To Purchase Shares” in the Prospectus.

This page not part of shareholder report

SEMIANNUAL REPORT

June 30, 2017

Loomis Sayles Multi-Asset Income Fund

Loomis Sayles Strategic Alpha Fund

McDonnell Intermediate Municipal Bond Fund

Natixis U.S. Equity Opportunities Fund

Portfolio Review  page 1

Portfolio of Investments  page 19

Financial Statements  page  68

Notes to Financial Statements page 93

LOOMIS SAYLES MULTI-ASSET INCOME FUND

Managers	Symbols
Thomas Fahey	Class A IIDPX
Kevin P. Kearns	Class C CIDPX
Maura T. Murphy, CFA®	Class N LMINX
Loomis, Sayles & Company, L.P.	Class Y YIDPX

Investment Goal

The Fund seeks current income with a secondary objective of capital appreciation.

1  |

Average Annual Total Returns — June 30, 20174,5

						Expense Ratios[6]
	6 Months	1 Year	5 Years	10 Years	Life of Class	Gross	Net

Class Y (Inception 12/3/12)[1]
NAV	5.53%	9.52%	7.51%	6.61%	—%	0.97%	0.83%

Class A (Inception 11/17/05)
NAV	5.37	9.20	7.36	6.53	—	1.22	1.08
With 4.25% Maximum Sales Charge	0.87	4.55	6.43	6.07	—

Class C (Inception 11/17/05)
NAV	5.08	8.42	6.55	5.73	—	1.97	1.83
With CDSC[2]	4.08	7.42	6.55	5.73	—

Class N (Inception 8/31/15)
NAV	5.63	9.66	—	—	9.95	13.66	0.78

Comparative Performance
Bloomberg Barclays U.S. Aggregate Bond Index[3]	2.27	-0.31	2.21	4.48	2.75

Performance data shown represents past performance and is no guarantee of, and not necessarily indicative of, future results. Total return and value will vary, and you may have a gain or loss when shares are sold. Current performance may be lower or higher than quoted. For most recent month-end performance, visit ngam.natixis.com/performance. Performance for other share classes will be greater or less than shown based on differences in fees and sales charges. You may not invest directly in an index. Performance for periods less than one year is cumulative, not annualized. Returns reflect changes in share price and reinvestment of dividends and capital gains, if any. The table(s) do not reflect taxes shareholders might owe on any fund distributions or when they redeem their shares.

1	Prior to the inception of Class Y shares (12/3/2012), performance is that of Class A shares and reflects the higher net expenses of that share class.

2	Class C share performance assumes a 1.00% contingent deferred sales charge (“CDSC”) applied when you sell shares within one year of purchase.

3	The Bloomberg Barclays U.S. Aggregate Bond Index is an unmanaged index that covers the U.S.-dollar denominated, investment grade, fixed-rate, taxable bond market of SEC-registered securities. The index includes bonds from the Treasury, government-related, corporate, mortgage-backed securities, asset-backed securities, and collateralized mortgage-backed securities sectors.

4	Fund performance has been increased by fee waivers and/or expense reimbursements, if any, without which performance would have been lower.

5	Prior to the stock market close August 31, 2015, the Fund had multiple subadvisers. The performance results shown above for the periods prior to the stock market close August 31, 2015 reflect results achieved by those subadvisers using different investment strategies.

6	Expense ratios are as shown in the Fund’s prospectus in effect as of the date of this report. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report under Ratios to Average Net Assets. Net expenses reflect contractual expense caps set to expire on 4/30/18. When a Fund’s expenses are below the cap, gross and net expense ratios will be the same. See Note 6 of the Notes to Financial Statements for more information about the Fund’s expense caps.

|  2

LOOMIS SAYLES STRATEGIC ALPHA FUND

Managers	Symbols
Matthew J. Eagan, CFA®	Class A LABAX
Kevin P. Kearns	Class C LABCX
Todd P. Vandam, CFA®	Class N LASNX
Loomis, Sayles & Company, L.P.	Class Y LASYX

Investment Goal

The Fund seeks to provide an attractive absolute total return, complemented by prudent investment management designed to manage risks and protect investor capital. The secondary goal of the Fund is to achieve these returns with relatively low volatility.

3  |

Average Annual Total Returns — June 30, 20174

						Expense Ratios[5]
	6 Months	1 Year	5 Years	Life of Class		Gross	Net

Class Y (Inception 12/15/10)				Class A/C/Y	Class N
NAV	1.30%	5.51%	3.19%	2.88%	—%	0.85%	0.85%

Class A (Inception 12/15/10)
NAV	1.17	5.24	2.93	2.63	—	1.10	1.10
With 4.25% Maximum Sales Charge	-3.15	0.81	2.03	1.96	—

Class C (Inception 12/15/10)
NAV	0.89	4.47	2.18	1.85	—	1.85	1.85
With CDSC[1]	-0.11	3.47	2.18	1.85	—

Class N (Inception 5/1/17)
NAV	—	—	—	—	-0.07	0.78	0.78

Comparative Performance
3-Month LIBOR[2]	0.50	0.85	0.43	0.41	0.18
3-Month LIBOR + 300 basis points[3]	2.00	3.91	3.48	3.47	0.68

Performance data shown represents past performance and is no guarantee of, and not necessarily indicative of, future results. Total return and value will vary, and you may have a gain or loss when shares are sold. Current performance may be lower or higher than quoted. For most recent month-end performance, visit ngam.natixis.com/performance. Performance for other share classes will be greater or less than shown based on differences in fees and sales charges. You may not invest directly in an index. Performance for periods less than one year is cumulative, not annualized. Returns reflect changes in share price and reinvestment of dividends and capital gains, if any. The table(s) do not reflect taxes shareholders might owe on any fund distributions or when they redeem their shares.

1	Performance for Class C shares assumes a 1% contingent deferred sales charge (“CDSC”) applied when you sell shares within one year of purchase.

2	3-Month LIBOR, or the London Interbank Offered Rate, represents the average rate at which a leading bank, for a given currency (in this case U.S. dollars), can obtain unsecured funding, and is representative of short-term interest rates.

3	3-Month LIBOR +300 basis points is created by adding 3.00% to the annual return of 3-Month LIBOR. The calculation is performed on a monthly basis and is subject to the effects of compounding.

4	Fund performance has been increased by fee waivers and/or expense reimbursements, if any, without which performance would have been lower.

5	Expense ratios are as shown in the Fund’s prospectus in effect as of the date of this report. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report under Ratios to Average Net Assets. Net expenses reflect contractual expense caps set to expire on 4/30/18. When a Fund’s expenses are below the cap, gross and net expense ratios will be the same. See Note 6 of the Notes to Financial Statements for more information about the Fund’s expense caps.

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MCDONNELL INTERMEDIATE MUNICIPAL BOND FUND

Managers	Symbols
Dawn Mangerson	Class A MIMAX
James Grabovac, CFA®	Class C MIMCX
Lawrence Jones	Class Y MIMYX
Steve Wlodarski, CFA®
McDonnell Investment Management, LLC

Investment Goal

The Fund seeks a high level of federal tax-exempt current income, consistent with the preservation of capital.

5  |

Average Annual Total Returns — June 30, 20175

				Expense Ratios[6]
	6 Months	1 Year	Life of Fund	Gross	Net

Class Y (Inception 12/31/12)[1]
NAV	3.67%	-0.64%	2.13%	0.63%	0.45%

Class A (Inception 12/31/12)[1]
NAV	3.55	-0.89	1.83	0.88	0.70
With 3.00% Maximum Sales Charge	0.40	-3.85	1.13

Class C (Inception 12/31/12)[1]
NAV	3.06	-1.63	1.08	1.63	1.45
With CDSC[2]	2.06	-2.60	1.08

Comparative Performance
Bloomberg Barclays Municipal Bond Index[3]	3.57	-0.49	2.95
Bloomberg Barclays 3-15 Year Blend Municipal Bond Index[4]	3.49	-0.23	2.68

Performance data shown represents past performance and is no guarantee of, and not necessarily indicative of, future results. Total return and value will vary, and you may have a gain or loss when shares are sold. Current performance may be lower or higher than quoted. For most recent month-end performance, visit ngam.natixis.com/performance. Performance for other share classes will be greater or less than shown based on differences in fees and sales charges. You may not invest directly in an index. Performance for periods less than one year is cumulative, not annualized. Returns reflect changes in share price and reinvestment of dividends and capital gains, if any. The table(s) do not reflect taxes shareholders might owe on any fund distributions or when they redeem their shares.

1	December 31, 2012 represents the date shares were first registered for public sale under the Securities Act of 1933. November 16, 2012 represents commencement of operations for accounting and financial reporting purposes only.

2	Performance for Class C shares assumes a 1.00% contingent deferred sales charge (“CDSC”) applied when you sell shares within one year of purchase.

3	Bloomberg Barclays Municipal Bond Index is a market value — weighted index of investment-grade municipal bonds with maturities of one year or more. Effective May 22, 2017, the Bloomberg Barclays Municipal Bond Index replaced the Bloomberg Barclays 3-15 Year Blend Municipal Bond Index as the Fund’s primary benchmark because the Fund believes the Bloomberg Barclays Municipal Bond Index, an index which covers the U.S. dollar-denominated long-term tax exempt bond market, is a more appropriate comparison to the Fund’s investment strategies.

4	Bloomberg Barclays 3-15 Year Blend Municipal Bond Index tracks the performance of municipal bonds issued after December 31, 1990 with remaining maturities between 2 and 17 years and at least $5 million in principal amount outstanding.

5	Fund performance has been increased by fee waivers and/or expense reimbursements, if any, without which performance would have been lower.

6	Expense ratios are as shown in the Fund’s prospectus in effect as of the date of this report. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report under Ratios to Average Net Assets. Net expenses reflect contractual expense caps set to expire on 4/30/18. When a Fund’s expenses are below the cap, gross and net expense ratios will be the same. See Note 6 of the Notes to Financial Statements for more information about the Fund’s expense caps.

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NATIXIS U.S. EQUITY OPPORTUNITIES FUND

Managers	Symbols
Large Cap Value Segment	Class A NEFSX
Harris Associates L.P.	Class C NECCX
All Cap Growth Segment	Class N NESNX
Loomis, Sayles & Company, L.P.	Class Y NESYX

Investment Goal

The Fund seeks long-term growth of capital.

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Average Annual Total Returns — June 30, 20174

					Life of Class N	Expense Ratios[5]
	6 Months	1 Year	5 Years	10 Years		Gross	Net

Class Y (Inception 11/15/94)
NAV	13.27%	25.24%	17.61%	9.40%	—%	0.98%	0.98%

Class A (Inception 7/7/94)
NAV	13.13	24.94	17.32	9.13	—	1.23	1.23
With 5.75% Maximum Sales Charge	6.62	17.75	15.95	8.48	—

Class C (Inception 7/7/94)
NAV	12.70	24.02	16.44	8.31	—	1.98	1.98
With CDSC[1]	11.70	23.02	16.44	8.31	—

Class N (Inception 5/1/17)
NAV	—	—	—	—	4.39	0.89	0.89

Comparative Performance
S&P 500® Index[2]	9.34	17.90	14.63	7.18	1.86
Russell 1000® Index[3]	9.27	18.03	14.67	7.29	1.79

Performance data shown represents past performance and is no guarantee of, and not necessarily indicative of, future results. Total return and value will vary, and you may have a gain or loss when shares are sold. Current performance may be lower or higher than quoted. For most recent month-end performance, visit ngam.natixis.com/performance. Performance for other share classes will be greater or less than shown based on differences in fees and sales charges. You may not invest directly in an index. Performance for periods less than one year is cumulative, not annualized. Returns reflect changes in share price and reinvestment of dividends and capital gains, if any. The table(s) do not reflect taxes shareholders might owe on any fund distributions or when they redeem their shares.

1	Performance for Class C shares assumes a 1.00% contingent deferred sales charge (“CDSC”) applied when you sell shares within one year of purchase.

2

S&P 500® Index is a widely recognized measure of U.S. stock market performance. It is an unmanaged index of 500 common stocks chosen for market size, liquidity, and industry group representation, among other factors.

3

Russell 1000® Index measures the performance of the large-cap segment of the U.S. equity universe. It is a subset of the Russell 3000® Index and includes approximately 1000 of the largest securities based on a combination of their market cap and current index membership. The Russell 1000® Index represents approximately 92% of the U.S. market and is constructed to provide a comprehensive and unbiased barometer for the large-cap segment and is completely reconstituted annually to ensure new and growing equities are reflected.

4	Fund performance has been increased by fee waivers and/or expense reimbursements, if any, without which performance would have been lower.

5	Expense ratios are as shown in the Fund’s prospectus in effect as of the date of this report. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report under Ratios to Average Net Assets. Net expenses reflect contractual expense caps set to expire on 4/30/18. When a Fund’s expenses are below the cap, gross and net expense ratios will be the same. See Note 6 of the Notes to Financial Statements for more information about the Fund’s expense caps.

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ADDITIONAL INFORMATION

All investing involves risk, including the risk of loss. There is no assurance that any investment will meet its performance objectives or that losses will be avoided.

ADDITIONAL INDEX INFORMATION

This document may contain references to third party copyrights, indexes, and trademarks, each of which is the property of its respective owner. Such owner is not affiliated with Natixis Global Asset Management or any of its related or affiliated companies (collectively “NGAM”) and does not sponsor, endorse or participate in the provision of any NGAM services, funds or other financial products.

The index information contained herein is derived from third parties and is provided on an “as is” basis. The user of this information assumes the entire risk of use of this information. Each of the third party entities involved in compiling, computing or creating index information, disclaims all warranties (including, without limitation, any warranties of originality, accuracy, completeness, timeliness, non-infringement, merchantability and fitness for a particular purpose) with respect to such information.

PROXY VOTING INFORMATION

A description of the Natixis Funds’ proxy voting policies and procedures is available without charge, upon request, by calling Natixis Funds at 800-225-5478; on Natixis Funds’ website at ngam.natixis.com; and on the Securities and Exchange Commission’s (SEC) website at www.sec.gov. Information regarding how Natixis Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available from Natixis Funds’ website and the SEC’s website.

QUARTERLY PORTFOLIO SCHEDULES

Natixis Funds file a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

9  |

UNDERSTANDING FUND EXPENSES

As a mutual fund shareholder, you incur different costs: transaction costs, including sales charges (loads) on purchases and contingent deferred sales charges on redemptions, and ongoing costs, including management fees, distribution and/or service fees (12b-1 fees), and other fund expenses. Certain exemptions may apply. These costs are described in more detail in the Funds’ prospectus. The following examples are intended to help you understand the ongoing costs of investing in the Funds and help you compare these with the ongoing costs of investing in other mutual funds.

The first line in the table of each class of Fund shares shows the actual account values and actual Fund expenses you would have paid on a $1,000 investment in the Fund from January 1, 2017 through June 30, 2017. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example $8,600 account value divided by $1,000 = 8.60) and multiply the result by the number in the Expenses Paid During Period column as shown for your class.

The second line in the table for each class of Fund shares provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid on your investment for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown reflect ongoing costs only, and do not include any transaction costs, such as sales charges. Therefore, the second line in the table of each Fund is useful in comparing ongoing costs only, and will not help you determine the relative costs of owning different funds. If transaction costs were included, total costs would be higher.

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LOOMIS SAYLES MULTI-ASSET INCOME FUND	BEGINNING ACCOUNT VALUE 1/1/2017	ENDING ACCOUNT VALUE 6/30/2017	EXPENSES PAID DURING PERIOD* 1/1/2017 – 6/30/2017
Class A
Actual	$1,000.00	$1,053.70	$4.84
Hypothetical (5% return before expenses)	$1,000.00	$1,020.08	$4.76
Class C
Actual	$1,000.00	$1,050.80	$8.64
Hypothetical (5% return before expenses)	$1,000.00	$1,016.36	$8.50
Class N
Actual	$1,000.00	$1,056.30	$3.31
Hypothetical (5% return before expenses)	$1,000.00	$1,021.57	$3.26
Class Y
Actual	$1,000.00	$1,055.30	$3.57
Hypothetical (5% return before expenses)	$1,000.00	$1,021.32	$3.51

*	Expenses are equal to the Fund’s annualized expense ratio (after waiver/reimbursement): 0.95%, 1.70%, 0.65% and 0.70% for Class A, C, N and Y, respectively, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (181), divided by 365 (to reflect the half-year period).

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LOOMIS SAYLES STRATEGIC ALPHA FUND	BEGINNING ACCOUNT VALUE 1/1/2017	ENDING ACCOUNT VALUE 6/30/2017	EXPENSES PAID DURING PERIOD* 1/1/2017 – 6/30/2017
Class A
Actual	$1,000.00	$1,011.70	$5.54	[1]
Hypothetical (5% return before expenses)	$1,000.00	$1,019.29	$5.56	*
Class C
Actual	$1,000.00	$1,008.90	$9.26	[1]
Hypothetical (5% return before expenses)	$1,000.00	$1,015.57	$9.30	*
Class N
Actual	$1,000.00	$999.30	$1.36	[2]
Hypothetical (5% return before expenses)	$1,000.00	$1,020.68	$4.16	*
Class Y
Actual	$1,000.00	$1,013.00	$4.29	[1]
Hypothetical (5% return before expenses)	$1,000.00	$1,020.53	$4.31	*

*	Hypothetical expenses are equal to the Fund’s annualized expense ratio: 1.11%, 1.86%, 0.83% and 0.86% for Class A, C, N and Y, respectively, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (181), divided by 365 (to reflect the half-year period).

[1]

Actual expenses for Class A, C and Y are equal to the Fund’s annualized expense ratio: 1.11%, 1.86% and 0.86%, respectively, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (181), divided by 365 (to reflect the half-year period).

[2]

Class N commenced operations on May 1, 2017. Actual expenses are equal to the Fund’s annualized expense ratio (after waiver/reimbursement) of 0.83%, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal period (60), divided by 365 (to reflect the partial period).

MCDONNELL INTERMEDIATE MUNICIPAL BOND FUND	BEGINNING ACCOUNT VALUE 1/1/2017	ENDING ACCOUNT VALUE 6/30/2017	EXPENSES PAID DURING PERIOD* 1/1/2017 – 6/30/2017
Class A
Actual	$1,000.00	$1,035.50	$3.53
Hypothetical (5% return before expenses)	$1,000.00	$1,021.32	$3.51
Class C
Actual	$1,000.00	$1,030.60	$7.30
Hypothetical (5% return before expenses)	$1,000.00	$1,017.60	$7.25
Class Y
Actual	$1,000.00	$1,036.70	$2.27
Hypothetical (5% return before expenses)	$1,000.00	$1,022.56	$2.26

*	Expenses are equal to the Fund’s annualized expense ratio (after waiver/reimbursement): 0.70%, 1.45% and 0.45% for Class A, C and Y, respectively, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (181), divided by 365 (to reflect the half-year period).

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NATIXIS U.S. EQUITY OPPORTUNITIES FUND	BEGINNING ACCOUNT VALUE 1/1/2017	ENDING ACCOUNT VALUE 6/30/2017	EXPENSES PAID DURING PERIOD* 1/1/2017 – 6/30/2017
Class A
Actual	$1,000.00	$1,131.30	$6.61	[1]
Hypothetical (5% return before expenses)	$1,000.00	$1,018.60	$6.26	*
Class C
Actual	$1,000.00	$1,127.00	$10.55	[1]
Hypothetical (5% return before expenses)	$1,000.00	$1,014.88	$9.99	*
Class N
Actual	$1,000.00	$1,043.90	$1.60	[2]
Hypothetical (5% return before expenses)	$1,000.00	$1,020.08	$4.76	*
Class Y
Actual	$1,000.00	$1,132.70	$5.29	[1]
Hypothetical (5% return before expenses)	$1,000.00	$1,019.84	$5.01	*

*	Hypothetical expenses are equal to the Fund’s annualized expense ratio (after waiver/reimbursement): 1.25%, 2.00%, 0.95% and 1.00% for Class A, C, N and Y, respectively, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (181), divided by 365 (to reflect the half-year period).

[1]

Expenses are equal to the Fund’s annualized expense ratio: 1.25%, 2.00% and 1.00% for Class A, C and Y, respectively, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (181), divided by 365 (to reflect the half-year period).

[2]

Class N commenced operations on May 1, 2017. Actual expenses are equal to the Fund’s annualized expense ratio (after waiver/reimbursement) of 0.95%, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal period (60), divided by 365 (to reflect the partial period).

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BOARD APPROVAL OF THE EXISTING ADVISORY AND SUB-ADVISORY AGREEMENTS

The Board of Trustees of the Trusts (the “Board”), including the Independent Trustees, considers matters bearing on each Fund’s advisory and sub-advisory agreements (collectively, the “Agreements”) at most of its meetings throughout the year. Each year, usually in the spring, the Contract Review Committee of the Board meets to review the Agreements to determine whether to recommend that the full Board approve the continuation of the Agreements, typically for an additional one-year period. After the Contract Review Committee has made its recommendation, the full Board, including the Independent Trustees, determines whether to approve the continuation of the Agreements.

In connection with these meetings, the Trustees receive materials that the Funds’ investment advisers and sub-advisers (collectively, the “Advisers”) believe to be reasonably necessary for the Trustees to evaluate the Agreements. These materials generally include, among other items, (i) information on the investment performance of the Funds and the performance of peer groups of funds and the Funds’ performance benchmarks, (ii) information on the Funds’ advisory and sub-advisory fees, if any, and other expenses, including information comparing the Funds’ expenses to the fees charged to institutional accounts with similar strategies managed by the Advisers, if any, and to those of peer groups of funds and information about any applicable expense caps and/or fee “breakpoints,” (iii) sales and redemption data in respect of the Funds, (iv) information about the profitability of the Agreements to the Advisers and (v) information obtained through the completion by the Advisers of a questionnaire distributed on behalf of the Trustees. The Board, including the Independent Trustees, also considers other matters such as (i) each Adviser’s financial results and financial condition, (ii) each Fund’s investment objective and strategies and the size, education and experience of the Advisers’ respective investment staffs and their use of technology, external research and trading cost measurement tools, (iii) arrangements in respect of the distribution of the Funds’ shares and the related costs, (iv) the allocation of the Funds’ brokerage, if any, including, if applicable, allocations to brokers affiliated with the Advisers and the use of “soft” commission dollars to pay Fund expenses and to pay for research and other similar services, (v) the resources devoted to, and the record of compliance with, the Funds’ investment policies and restrictions, policies on personal securities transactions and other compliance policies, (vi) each Adviser’s policies and procedures relating to, among other things, compliance, trading and best execution, proxy voting and valuation, (vii) information about amounts invested by the Funds’ portfolio managers in the Funds or in similar accounts that they manage and (viii) the general economic outlook with particular emphasis on the mutual fund industry. Throughout the process, the Trustees are afforded the opportunity to ask questions of and request additional materials from the Advisers.

In addition to the materials requested by the Trustees in connection with their annual consideration of the continuation of the Agreements, the Trustees receive materials in advance of each regular quarterly meeting of the Board that provide detailed information about the Funds’ investment performance and the fees charged to the Funds for advisory and other services. This information generally includes, among other things, an internal performance rating for each Fund based on agreed-upon criteria, graphs showing each

|  14

Fund’s performance and fee differentials against each Fund’s peer group/category, performance ratings provided by a third-party, total return information for various periods, and third-party performance rankings for various periods comparing a Fund against similarly categorized funds. The portfolio management team for each Fund or other representatives of the Advisers make periodic presentations to the Contract Review Committee and/or the full Board, and Funds identified as presenting possible performance concerns may be subject to more frequent board presentations and reviews. In addition, each quarter the Trustees are provided with detailed statistical information about each Fund’s portfolio. The Trustees also receive periodic updates between meetings.

The Board most recently approved the continuation of the Agreements at its meeting held in June 2017. The Agreements were continued for a one-year period for the Funds. In considering whether to approve the continuation of the Agreements, the Board, including the Independent Trustees, did not identify any single factor as determinative. Individual Trustees may have evaluated the information presented differently from one another, giving different weights to various factors. Matters considered by the Trustees, including the Independent Trustees, in connection with their approval of the Agreements included, but were not limited to, the factors listed below.

The nature, extent and quality of the services provided to the Funds under the Agreements. The Trustees considered the nature, extent and quality of the services provided by the Advisers and their affiliates to the Funds and the resources dedicated to the Funds by the Advisers and their affiliates.

The Trustees considered not only the advisory services provided by the Advisers to the Funds, but also the monitoring and oversight services provided by NGAM Advisors, L.P. (“NGAM Advisors”) with respect to sub-advised Funds. They also considered the administrative services provided by NGAM Advisors and its affiliates to the Funds.

For each Fund, the Trustees also considered the benefits to shareholders of investing in a mutual fund that is part of a family of funds that offers shareholders the right to exchange shares of one type of fund for shares of another type of fund, and provides a variety of fund and shareholder services.

After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding each of the Agreements, that the nature, extent and quality of services provided supported the renewal of the Agreements.

Investment performance of the Funds and the Advisers. As noted above, the Trustees received information about the performance of the Funds over various time periods, including information that compared the performance of the Funds to the performance of peer groups and categories of funds and the Funds’ respective performance benchmarks. In addition, the Trustees also reviewed data prepared by an independent third party that analyzed the performance of the Funds using a variety of performance metrics, including metrics that also measured the performance of the Funds on a risk adjusted basis.

15  |

The Board noted that, through December 31, 2016, each Fund’s one- and three-year performance, as applicable, stated as percentile rankings within categories selected by the independent third-party data provider was as follows (where the best performance would be in the first percentile of its category):

	One-Year	Three-Year
Loomis Sayles Multi-Asset Income Fund	20%	7%
Loomis Sayles Strategic Alpha Fund	23%	34%
McDonnell Intermediate Municipal Bond Fund	89%	81%
Natixis U.S. Equity Opportunities Fund	2%	1%

In the case of each Fund that had performance that lagged that of a relevant peer group median and/or category median for certain (although not necessarily all) periods, the Board concluded that other factors relevant to performance supported renewal of the Agreements. These factors included one or more of the following: (1) that the underperformance was attributable, to a significant extent, to investment decisions (such as security selection or sector allocation) by the Adviser that were reasonable and consistent with the Fund’s investment objective and policies; and (2) that the Fund’s more recent performance, although lagging in certain periods, had shown improvement relative to its category.

The Trustees also considered each Adviser’s performance and reputation generally, the performance of the fund family generally, and the historical responsiveness of the Advisers to Trustee concerns about performance and the willingness of the Advisers to take steps intended to improve performance.

After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding each of the Agreements, that the performance of the Funds and the Advisers and/or other relevant factors supported the renewal of the Agreements.

The costs of the services to be provided and profits to be realized by the Advisers and their affiliates from their respective relationships with the Funds. The Trustees considered the fees charged to the Funds for advisory and sub-advisory services as well as the total expense levels of the Funds. This information included comparisons (provided both by management and also by an independent third party) of the Funds’ advisory fees and total expense levels to those of their peer groups and information about the advisory fees charged by the Advisers to comparable accounts (such as institutional separate accounts), as well as information about differences in such fees and the reasons for any such differences. In considering the fees charged to comparable accounts, the Trustees considered, among other things, management’s representations about the differences between managing mutual funds as compared to other types of accounts, including the additional resources required to effectively manage mutual fund assets and the greater regulatory costs associated with the management of such assets. In evaluating each Fund’s advisory and sub-advisory fees, the Trustees also took into account the demands, complexity and quality of the investment management of such Fund and the need for the Advisers to offer competitive compensation and the potential need to expend additional resources to the extent the Fund grows in size. The Trustees considered that over the past several years, management had made recommendations regarding reductions in advisory fee rates, implementation of advisory fee breakpoints and the institution of advisory fee waivers and expense caps for

|  16

various funds in the fund family. They noted that the Funds in this report have expense caps in place, and they considered the amounts waived or reimbursed by the Adviser for Funds with current expenses above their. The Trustees also considered that Loomis Sayles Strategic Alpha Fund and Natixis U.S. Equity Opportunities Fund were below their caps. The Trustees further noted that management had proposed to reduce the expense cap of Loomis Sayles Strategic Alpha Fund and Natixis U.S. Equity Opportunities Fund.

The Trustees noted that certain of the Funds had total advisory fee rates that were above the median of a peer group of funds. In this regard, the Trustees considered the factors that management believed justified such relatively higher advisory fee rates. These factors included one or more of the following: (1) that the Fund has achieved excess performance returns during the one- and three-year periods relative to the median of a peer group of funds; and (2) that management had proposed to reduce the expense cap and advisory fee of the Fund and/or add a breakpoint for the Fund.

The Trustees also considered the compensation directly or indirectly received by the Advisers and their affiliates from their relationships with the Funds. The Trustees reviewed information provided by management as to the profitability of the Advisers’ and their affiliates’ relationships with the Funds, and information about the allocation of expenses used to calculate profitability. They also reviewed information provided by management about the effect of distribution costs and changes in asset levels on Adviser profitability, including information regarding resources spent on distribution activities. When reviewing profitability, the Trustees also considered information about court cases in which adviser compensation or profitability were issues, the performance of the relevant Funds, the expense levels of the Funds and whether the Advisers had implemented breakpoints and/or expense caps with respect to such Funds.

After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding each of the Agreements, that the advisory fees charged to each of the Funds were fair and reasonable, and that the costs of these services generally and the related profitability of the Advisers and their affiliates in respect of their relationships with the Funds supported the renewal of the Agreements.

Economies of Scale. The Trustees considered the existence of any economies of scale in the provision of services by the Advisers and whether those economies are shared with the Funds through breakpoints in their investment advisory fees or other means, such as expense waivers or caps. The Trustees also discussed with management the factors considered with respect to the implementation of breakpoints in investment advisory fees or expense waivers or caps for certain funds. Management explained that a number of factors are taken into account in considering the possible implementation of breakpoints or an expense cap for a fund, including, among other things, factors such as a fund’s assets, the projected growth of a fund, projected profitability and a fund’s fees and performance. With respect to economies of scale, the Trustees noted that Loomis Sayles Multi-Asset Income Fund had breakpoints in its advisory fees and that each of the Funds in this report was subject to an expense cap or waiver. The Trustees considered management’s proposal to reduce the expense cap and advisory fee of Loomis Sayles Strategic Alpha Fund and Natixis U.S. Equity Opportunities Fund and add a breakpoint for Loomis Sayles Strategic Alpha Fund. In considering these issues, the Trustees also took note of the costs of the

17  |

services provided (both on an absolute and on a relative basis) and the profitability to the Advisers and their affiliates of their relationships with the Funds, as discussed above.

After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding each of the Agreements, that the extent to which economies of scale were shared with the Funds supported the renewal of the Agreements.

The Trustees also considered other factors, which included but were not limited to the following:

•	The effect of recent market and economic events on the performance, asset levels and expense ratios of each Fund.

•

Whether each Fund has operated in accordance with its investment objective and the Fund’s record of compliance with its investment restrictions, and the compliance programs of the Funds and the Advisers. They also considered the compliance-related resources the Advisers and their affiliates were providing to the Funds.

•

The nature, quality, cost and extent of administrative and shareholder services performed by the Advisers and their affiliates, both under the Agreements and under separate agreements covering administrative services.

•

So-called “fallout benefits” to the Advisers, such as the engagement of affiliates of the Advisers to provide distribution, administrative and brokerage services to the Funds, and the benefits of research made available to the Advisers by reason of brokerage commissions (if any) generated by the Funds’ securities transactions. The Trustees also considered the benefits to the parent company of NGAM Advisors from the retention of the Adviser. The Trustees considered the possible conflicts of interest associated with these fallout and other benefits, and the reporting, disclosure and other processes in place to disclose and monitor such possible conflicts of interest.

•	The Trustees’ review and discussion of the Funds’ advisory arrangements in prior years, and management’s record of responding to Trustee concerns raised during the year and in prior years.

Based on their evaluation of all factors that they deemed to be material, including those factors described above, and assisted by the advice of independent counsel, the Trustees, including the Independent Trustees, concluded that each of the existing Agreements, with the reduction in the advisory fee and expense cap for Loomis Sayles Strategic Alpha Fund and Natixis U.S. Equity Opportunities Fund and addition of a breakpoint for Loomis Sayles Strategic Alpha Fund described above, should be continued through June 30, 2018.

|  18

Portfolio of Investments – as of June 30, 2017 (Unaudited)

Loomis Sayles Multi-Asset Income Fund

Shares	Description	Value (†)
Common Stocks — 48.5% of Net Assets
	Aerospace & Defense — 0.8%
1,426	Boeing Co. (The)	$281,991
6,114	United Technologies Corp.	746,581

		1,028,572

	Air Freight & Logistics — 1.0%
10,163	bpost S.A.	245,460
31,194	Cia de Distribucion Integral Logista Holdings S.A.	820,946
1,134	FedEx Corp.	246,452

		1,312,858

	Airlines — 0.5%
29,200	Deutsche Lufthansa AG	665,454

	Auto Components — 0.1%
2,090	Delphi Automotive PLC	183,189

	Automobiles — 1.1%
7,000	Daimler AG, (Registered)	507,700
25,650	General Motors Co.	895,955

		1,403,655

	Banks — 7.4%
102,361	Banco Bilbao Vizcaya Argentaria S.A.	852,661
126,500	Banco Santander S.A.	839,944
28,063	Bank of America Corp.	680,808
1,800	Bank of Nova Scotia	108,280
8,495	BB&T Corp.	385,758
59,500	BOC Hong Kong Holdings Ltd.	284,750
203,068	CaixaBank S.A.	970,741
3,300	Canadian Imperial Bank of Commerce	268,189
10,368	Citigroup, Inc.	693,412
59,061	Credit Agricole S.A.	951,375
12,819	JPMorgan Chase & Co.	1,171,656
918,896	Lloyds Banking Group PLC	791,883
6,700	National Bank of Canada	281,733
3,633	PNC Financial Services Group, Inc. (The)	453,653
9,183	U.S. Bancorp	476,781
9,400	Wells Fargo & Co.	520,854

		9,732,478

	Beverages — 1.4%
3,962	Coca-Cola Co. (The)	177,696
1,788	Constellation Brands, Inc., Class A	346,389
9,423	PepsiCo, Inc.	1,088,262
5,620	Royal Unibrew AS	269,590

		1,881,937

	Biotechnology — 0.2%
3,845	AbbVie, Inc.	278,801

See accompanying notes to financial statements.

19  |

Portfolio of Investments – as of June 30, 2017 (Unaudited)

Loomis Sayles Multi-Asset Income Fund – (continued)

Shares	Description	Value (†)
	Building Products — 0.5%
15,707	Johnson Controls International PLC	$681,056

	Capital Markets — 0.9%
11,550	3i Group PLC	135,800
21,967	BGC Partners, Inc., Class A	277,663
1,512	Bolsas y Mercados Espanoles SHMSF S.A.	54,649
14,861	Morgan Stanley	662,206

		1,130,318

	Chemicals — 2.5%
7,000	Asahi Kasei Corp.	75,518
10,519	E.I. du Pont de Nemours & Co.	848,989
32,731	Huntsman Corp.	845,769
3,170	LyondellBasell Industries NV, Class A	267,516
2,913	Monsanto Co.	344,783
13,463	Trinseo S.A.	924,908

		3,307,483

	Commercial Services & Supplies — 0.2%
3,525	Waste Management, Inc.	258,559

	Construction & Engineering — 1.0%
19,872	ACS Actividades de Construccion y Servicios S.A.	768,328
19,872	ACS Actividades de Construccion y Servicios S.A., Rights(b)	15,888
21,257	Peab AB	257,905
30,000	Taisei Corp.	274,396

		1,316,517

	Containers & Packaging — 0.8%
1,771	Packaging Corp. of America	197,271
15,689	WestRock Co.	888,939

		1,086,210

	Distributors — 0.1%
3,100	Canon Marketing Japan, Inc.	70,668

	Diversified Consumer Services — 0.4%
7,000	Benesse Holdings, Inc.	264,629
8,205	H&R Block, Inc.	253,617

		518,246

	Diversified Telecommunication Services — 1.1%
9,467	CenturyLink, Inc.	226,072
203,000	HKT Trust & HKT Ltd.	266,246
427,000	PCCW Ltd.	242,670
16,538	Verizon Communications, Inc.	738,587

		1,473,575

	Electric Utilities — 1.8%
2,756	Avangrid, Inc.	121,677
22,500	CLP Holdings Ltd.	237,923
41,232	Contact Energy Ltd.	157,417
7,756	Exelon Corp.	279,759

See accompanying notes to financial statements.

|  20

Portfolio of Investments – as of June 30, 2017 (Unaudited)

Loomis Sayles Multi-Asset Income Fund – (continued)

Shares	Description	Value (†)
	Electric Utilities — continued
8,882	FirstEnergy Corp.	$258,999
283,000	HK Electric Investments & HK Electric Investments Ltd., 144A	260,194
111,515	Mercury NZ Ltd.	271,304
3,602	NextEra Energy, Inc.	504,748
4,433	PG&E Corp.	294,218

		2,386,239

	Electrical Equipment — 0.2%
2,910	Vestas Wind Systems AS	268,789

	Energy Equipment & Services — 0.2%
6,871	Halliburton Co.	293,460

	Food & Staples Retailing — 0.5%
1,275	Costco Wholesale Corp.	203,911
3,190	CVS Health Corp.	256,667
3,360	Wal-Mart Stores, Inc.	254,285

		714,863

	Food Products — 0.8%
4,613	Campbell Soup Co.	240,568
1,819	J.M. Smucker Co. (The)	215,242
13,611	Mondelez International, Inc., Class A	587,859

		1,043,669

	Health Care Equipment & Supplies — 0.7%
763	Becton Dickinson and Co.	148,869
8,112	Medtronic PLC	719,940

		868,809

	Health Care Providers & Services — 2.0%
4,315	Aetna, Inc.	655,147
2,817	AmerisourceBergen Corp.	266,291
2,406	Quest Diagnostics, Inc.	267,451
7,722	UnitedHealth Group, Inc.	1,431,813

		2,620,702

	Hotels, Restaurants & Leisure — 1.4%
1,528	Cracker Barrel Old Country Store, Inc.	255,558
2,877	Darden Restaurants, Inc.	260,196
9,172	Hilton Worldwide Holdings, Inc.	567,288
4,045	McDonald’s Corp.	619,532
1,917	Wyndham Worldwide Corp.	192,486

		1,895,060

	Household Durables — 0.1%
12,300	Haseko Corp.	149,782

	Household Products — 0.6%
8,914	Procter & Gamble Co. (The)	776,855

	Independent Power & Renewable Electricity Producers — 0.2%
22,676	AES Corp. (The)	251,930

See accompanying notes to financial statements.

21  |

Portfolio of Investments – as of June 30, 2017 (Unaudited)

Loomis Sayles Multi-Asset Income Fund – (continued)

Shares	Description	Value (†)
	Industrial Conglomerates — 1.4%
26,378	General Electric Co.	$712,470
5,375	Honeywell International, Inc.	716,434
3,800	Jardine Matheson Holdings Ltd.	243,944
683	Roper Technologies, Inc.	158,135

		1,830,983

	Insurance — 1.3%
2,501	Assured Guaranty Ltd.	104,392
3,486	Chubb Ltd.	506,795
20,529	MetLife, Inc.	1,127,863

		1,739,050

	Internet Software & Services — 0.4%
2,900	j2 Global, Inc.	246,761
4,000	Mixi, Inc.	222,597

		469,358

	IT Services — 1.6%
2,011	Accenture PLC, Class A	248,720
13,030	Automatic Data Processing, Inc.	1,335,054
7,500	ITOCHU Techno-Solutions Corp.	263,005
2,964	Science Applications International Corp.	205,761

		2,052,540

	Machinery — 0.9%
6,890	Allison Transmission Holdings, Inc.	258,444
3,912	Cummins, Inc.	634,605
4,139	Dover Corp.	332,030

		1,225,079

	Media — 0.7%
10,791	Comcast Corp., Class A	419,986
2,974	Meredith Corp.	176,804
2,835	Walt Disney Co. (The)	301,219

		898,009

	Multi-Utilities — 0.5%
9,409	CenterPoint Energy, Inc.	257,618
2,382	Consolidated Edison, Inc.	192,513
4,503	E.ON AG	42,508
2,050	Sempra Energy	231,138

		723,777

	Oil, Gas & Consumable Fuels — 2.0%
10,526	Canadian Natural Resources Ltd.	303,570
5,837	Chevron Corp.	608,974
28,683	Encana Corp.	252,410
2,108	EQT Corp.	123,508
4,548	Exxon Mobil Corp.	367,160
8,699	Golar LNG Ltd.	193,553
1,916	PDC Energy, Inc.(b)	82,599

See accompanying notes to financial statements.

|  22

Portfolio of Investments – as of June 30, 2017 (Unaudited)

Loomis Sayles Multi-Asset Income Fund – (continued)

Shares	Description	Value (†)
	Oil, Gas & Consumable Fuels — continued
5,462	Valero Energy Corp.	$368,467
10,130	Williams Cos., Inc. (The)	306,736

		2,606,977

	Personal Products — 0.2%
9,000	Pola Orbis Holdings, Inc.	238,109

	Pharmaceuticals — 3.0%
5,370	Bristol-Myers Squibb Co.	299,216
12,017	Eli Lilly & Co.	988,999
5,062	Johnson & Johnson	669,652
44,799	Pfizer, Inc.	1,504,798
5,300	Sanofi	507,846

		3,970,511

	REITs – Mortgage — 0.2%
26,822	Two Harbors Investment Corp.	265,806

	Road & Rail — 0.2%
5,357	CSX Corp.	292,278

	Semiconductors & Semiconductor Equipment — 1.2%
5,415	Maxim Integrated Products, Inc.	243,133
11,004	QUALCOMM, Inc.	607,641
10,055	Teradyne, Inc.	301,952
3,227	Texas Instruments, Inc.	248,253
1,700	Tokyo Electron Ltd.	229,828

		1,630,807

	Software — 1.5%
12,277	Microsoft Corp.	846,254
22,300	Oracle Corp.	1,118,122

		1,964,376

	Specialty Retail — 0.2%
4,480	Best Buy Co., Inc.	256,838

	Technology Hardware, Storage & Peripherals — 2.0%
14,598	Apple, Inc.	2,102,404
13,442	HP, Inc.	234,966
6,058	Seagate Technology PLC	234,748

		2,572,118

	Thrifts & Mortgage Finance — 0.2%
10,500	Genworth MI Canada, Inc.	288,896

	Tobacco — 1.9%
14,671	Altria Group, Inc.	1,092,549
7,700	British American Tobacco PLC	524,700
5,635	Imperial Brands PLC	253,221
7,100	Japan Tobacco, Inc.	249,551
893	Philip Morris International, Inc.	104,883
11,869	Vector Group Ltd.	253,047

		2,477,951

See accompanying notes to financial statements.

23  |

Portfolio of Investments – as of June 30, 2017 (Unaudited)

Loomis Sayles Multi-Asset Income Fund – (continued)

Shares	Description	Value (†)
	Trading Companies & Distributors — 0.6%
17,700	ITOCHU Corp.	$263,534
11,300	Mitsubishi Corp.	237,538
19,900	Sumitomo Corp.	259,499

		760,571

	Transportation Infrastructure — 0.0%
449	Macquarie Infrastructure Corp.	35,202

	Total Common Stocks (Identified Cost $59,750,851)	63,898,970

Principal Amount (‡)
Bonds and Notes — 33.1%
Non-Convertible Bonds — 32.4%
	Airlines — 0.5%
$640,000	United Continental Holdings, Inc., 5.000%, 2/01/2024	648,800

	Banking — 10.1%
625,000	Ally Financial, Inc., 5.750%, 11/20/2025	657,812
610,000	Australia & New Zealand Banking Group Ltd., (fixed rate to 6/15/2026, variable rate thereafter), 6.750%, 144A(c)	674,040
2,320,000	Banco Macro S.A., 17.500%, 5/08/2022, 144A, (ARS)	138,004
1,000,000	Banco Santander S.A., (fixed rate to 5/19/2019, variable rate thereafter), 6.375%(c)	1,023,750
455,000	Barclays Bank PLC, 4.836%, 5/09/2028	465,142
3,600,000	BNP Paribas S.A., (fixed rate to 3/14/2022, variable rate thereafter), 6.750%, 144A(c)	3,798,000
1,150,000	BNP Paribas S.A., (fixed rate to 3/30/2021, variable rate thereafter), 7.625%, 144A(c)	1,265,000
625,000	Credit Suisse AG, 6.500%, 8/08/2023, 144A	702,375
620,000	Credit Suisse Group AG, (fixed rate to 12/11/2023, variable rate thereafter), 7.500%, 144A(c)	695,200
1,200,000	Deutsche Bank AG, (fixed rate to 4/30/2020, variable rate thereafter), 6.250%(c)	1,182,000
550,000	Dresdner Funding Trust I, 8.151%, 6/30/2031, 144A	690,556
1,020,000	Societe Generale S.A., (fixed rate to 1/27/2020, variable rate thereafter), 6.000%(c)	1,020,375
975,000	UniCredit SpA, (fixed rate to 6/19/2027, variable rate thereafter), 5.861%, 6/19/2032, 144A	1,001,510

		13,313,764

	Cable Satellite — 1.2%
625,000	CCO Holdings LLC/CCO Holdings Capital Corp., 5.125%, 5/01/2027, 144A	639,062
830,000	DISH DBS Corp., 7.750%, 7/01/2026	983,550

		1,622,612

	Chemicals — 0.5%
650,000	Hercules LLC, 6.500%, 6/30/2029(d)(e)	653,250

See accompanying notes to financial statements.

|  24

Portfolio of Investments – as of June 30, 2017 (Unaudited)

Loomis Sayles Multi-Asset Income Fund – (continued)

Principal Amount (‡)	Description	Value (†)
	Consumer Cyclical Services — 0.7%
$985,000	eBay, Inc., 3.600%, 6/05/2027	$973,483

	Consumer Products — 0.4%
460,000	ACWA Power Management And Investments One Ltd., 5.950%, 12/15/2039, 144A	469,257

	Electric — 0.3%
435,000	NRG Energy, Inc., 7.250%, 5/15/2026	450,225

	Finance Companies — 0.5%
295,000	Cia Latinoamericana de Infraestructura & Servicios S.A., 9.500%, 7/20/2023, 144A	307,484
395,000	Mexico City Airport Trust, 4.250%, 10/31/2026, 144A	404,982

		712,466

	Financial Other — 0.5%
625,000	Icahn Enterprises LP/Icahn Enterprises Finance Corp., Series WI, 6.250%, 2/01/2022	651,563

	Food & Beverage — 0.5%
635,000	Marfrig Holdings Europe BV, 8.000%, 6/08/2023, 144A	645,122

	Government Owned – No Guarantee — 2.3%
2,040,000	Banco do Brasil S.A., (fixed rate to 4/15/2024, variable rate thereafter), 6.250%, 144A(c)	1,736,040
1,150,000	Petrobras Global Finance BV, 8.750%, 5/23/2026	1,322,500

		3,058,540

	Independent Energy — 0.4%
305,000	Chesapeake Energy Corp., 8.000%, 6/15/2027, 144A	299,663
300,000	MEG Energy Corp., 6.375%, 1/30/2023, 144A	231,750

		531,413

	Midstream — 0.5%
640,000	AmeriGas Partners LP/AmeriGas Finance Corp., 5.875%, 8/20/2026	656,000

	Non-Agency Commercial Mortgage-Backed Securities — 0.3%
370,000	Commercial Mortgage Trust, Series 2016-SAVA, Class C, 4.159%, 10/15/2034, 144A(f)	371,854

	Packaging — 0.4%
540,000	ARD Finance S.A., PIK, 7.125%, 9/15/2023(g)	576,396

	Retailers — 0.5%
625,000	Coach, Inc., 4.125%, 7/15/2027	618,196

	Sovereigns — 1.6%
280,000	Panama Government International Bond, 4.500%, 5/15/2047	283,500
1,250,000	Republic of Argentina, 6.875%, 1/26/2027	1,295,000
485,000	Republic of Argentina, 7.500%, 4/22/2026	522,587

		2,101,087

See accompanying notes to financial statements.

25  |

Portfolio of Investments – as of June 30, 2017 (Unaudited)

Loomis Sayles Multi-Asset Income Fund – (continued)

Principal Amount (‡)	Description	Value (†)
	Technology — 0.7%
$410,000	Dell International LLC/EMC Corp., 8.100%, 7/15/2036, 144A	$515,328
290,000	Dell International LLC/EMC Corp., 8.350%, 7/15/2046, 144A	374,269

		889,597

	Treasuries — 8.4%
8,400(††)	Brazil Notas do Tesouro Nacional, Series F, 10.000%, 1/01/2027, (BRL)	2,343,146
12,308,000,000	Indonesia Government International Bond, Series FR72, 8.250%, 5/15/2036, (IDR)	990,458
206,000(†††)	Mexican Fixed Rate Bonds, Series M-20, 10.000%, 12/05/2024, (MXN)	1,352,327
6,230,000	U.S. Treasury Bonds,3.000%, 5/15/2047	6,429,553

		11,115,484

	Wireless — 0.8%
900,000	Sprint Corp., 7.250%, 9/15/2021	1,000,125

	Wirelines — 1.3%
380,000	CenturyLink, Inc., Series P, 7.600%, 9/15/2039	353,400
385,000	Cincinnati Bell, Inc., 7.000%, 7/15/2024, 144A	402,402
910,000	Qwest Corp., 6.875%, 9/15/2033	895,434

		1,651,236

	Total Non-Convertible Bonds (Identified Cost $41,061,656)	42,710,470

Convertible Bonds — 0.7%
	Cable Satellite — 0.7%
770,000	Dish Network Corp., 3.375%, 8/15/2026, 144A	933,625

	Midstream — 0.0%
25,000	Whiting Petroleum Corp., 1.250%, 4/01/2020	21,125

	Total Convertible Bonds (Identified Cost $861,774)	954,750

	Total Bonds and Notes (Identified Cost $41,923,430)	43,665,220

Senior Loans — 9.3%
	Airlines — 2.4%
3,063,636	Gol LuxCo S.A., 1st Lien Term Loan, 6.500%, 8/31/2020(f)	3,132,568

	Chemicals — 1.0%
337,471	ASP Chromaflo Dutch I BV, Term Loan B2, 5.226%, 11/18/2023(f)	338,527
259,529	ASP Chromaflo Intermediate Holdings, Inc., Term Loan B1, 5.226%, 11/18/2023(f)	260,341
768,075	Avantor Performance Materials Holdings LLC, 2017 1st Lien Term Loan, 5.230%, 3/10/2024(f)	769,358

		1,368,226

	Electric — 0.8%
1,057,350	Dynegy, Inc., 2017 Term Loan C, 4.476%, 2/07/2024(f)	1,054,654

See accompanying notes to financial statements.

|  26

Portfolio of Investments – as of June 30, 2017 (Unaudited)

Loomis Sayles Multi-Asset Income Fund – (continued)

Principal Amount (‡)	Description	Value (†)
	Financial Other — 0.7%
$880,553	Russell Investment Group, Term Loan B, 6.976%, 6/01/2023(f)	$892,660

	Food & Beverage — 0.6%
1,149,470	Agrokor d.d., PIK Term Loan, 10.500%, 6/04/2018, (EUR)(d)(e)(f)(g)	12,472
773,063	Aramark Services, Inc., 2017 USD Term Loan B, 3.226%, 3/28/2024(f)	776,928

		789,400

	Independent Energy — 0.4%
392,811	Chesapeake Energy Corp., Term Loan, 8.686%, 8/23/2021(f)	415,005
148,743	MEG Energy Corp., 2017 Term Loan B, 4.696%, 12/31/2023(f)	144,746

		559,751

	Lodging — 0.6%
768,075	Hilton Worldwide Finance LLC, Term Loan B2, 3.216%, 10/25/2023(f)	770,080

	Media Entertainment — 0.5%
596,030	Camelot UK Holdco Ltd., 2017 Term Loan B, 4.726%, 10/03/2023(f)	599,225

	Retailers — 0.4%
596,954	PetSmart, Inc., Term Loan B2, 4.220%, 3/11/2022(f)	554,505

	Technology — 1.9%
1,709,345	Dell, Inc, 2017 Term Loan B, 3.730%, 9/07/2023(f)	1,715,037
766,150	Western Digital Corp., 2017 USD Term Loan B, 3.976%, 4/29/2023(f)	768,740

		2,483,777

	Total Senior Loans (Identified Cost $12,702,291)	12,204,846

Shares
Preferred Stocks — 3.0%
Non-Convertible Preferred Stocks — 2.6%
	Banking — 1.3%
64,000	Bank of America Corp., Series CC, 6.200%	1,713,920

	Electric — 0.8%
39,047	SCE Trust VI, 5.000%	974,223

	Integrated Energy — 0.5%
26,000	NuStar Energy LP, Series B, (fixed rate to 6/15/2022, variable rate thereafter), 7.625%(b)	653,900

	Total Non-Convertible Preferred Stocks (Identified Cost $3,226,175)	3,342,043

Convertible Preferred Stock — 0.4%
	Midstream — 0.4%
932	Chesapeake Energy Corp., 5.750% (Identified Cost $631,845)	559,782

	Total Preferred Stocks (Identified Cost $3,858,020)	3,901,825

See accompanying notes to financial statements.

27  |

Portfolio of Investments – as of June 30, 2017 (Unaudited)

Loomis Sayles Multi-Asset Income Fund – (continued)

Shares	Description	Value (†)
Exchange Traded Funds — 2.5%
280,176	Alerian MLP ETF (Identified Cost $3,326,277)	$3,350,905

Principal Amount (‡)
Short-Term Investments — 3.0%
$3,941,634	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 6/30/2017 at 0.340% to be repurchased at $3,941,746 on 7/03/2017 collateralized by $4,040,000 U.S. Treasury Note, 2.000% due 2/15/2025 valued at $4,025,323 (Note 2 of Notes to Financial Statements) (Identified Cost $3,941,634)	3,941,634

	Total Investments — 99.4% (Identified Cost $125,502,503)(a)	130,963,400
	Other assets less liabilities — 0.6%	795,970

	Net Assets — 100.0%	$131,759,370

(†)	See Note 2 of Notes to Financial Statements.
(‡)	Principal Amount stated in U.S. dollars unless otherwise noted.
(††)	Amount shown represents units. One unit represents a principal amount of 1,000.
(†††)	Amount shown represents units. One unit represents a principal amount of 100.
(a)	Federal Tax Information (Amounts exclude certain adjustments that will be made at the end of the Fund’s fiscal year for tax purposes. Such adjustments are primarily due to wash sales. Amortization of premium on debt securities is excluded for tax purposes.):
	At June 30, 2017, the net unrealized appreciation on investments based on a cost of $125,517,376 for federal income tax purposes was as follows:
	Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$7,430,977
	Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(1,984,953)

	Net unrealized appreciation	$5,446,024

(b)	Non-income producing security.
(c)	Perpetual bond with no specified maturity date.
(d)	Illiquid security.
(e)	Securities classified as fair valued pursuant to the Fund’s pricing policies and procedures. At June 30, 2017, the value of these securities amounted to $665,722 or 0.5% of net assets. See Note 2 of Notes to Financial Statements.
(f)	Variable rate security. Rate as of June 30, 2017 is disclosed.
(g)	Payment-in-kind security for which the issuer has the option at each interest payment date of making interest payments in cash or additional debt securities. For the period ended June 30, 2017, interest payments were made in cash.

See accompanying notes to financial statements.

|  28

Portfolio of Investments – as of June 30, 2017 (Unaudited)

Loomis Sayles Multi-Asset Income Fund – (continued)

144A	All or a portion of these securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2017, the value of Rule 144A holdings amounted to $16,555,717 or 12.6% of net assets.
ETF	Exchange-Traded Fund
PIK	Payment-in-Kind
REITs	Real Estate Investment Trusts

ARS	Argentine Peso
BRL	Brazilian Real
EUR	Euro
IDR	Indonesian Rupiah
MXN	Mexican Peso

Industry Summary at June 30, 2017 (Unaudited)

Banking	11.4%
Treasuries	8.4
Banks	7.4
Chemicals	4.0
Airlines	3.4
Pharmaceuticals	3.0
Technology	2.6
Exchange-Traded Funds	2.5
Government Owned – No Guarantee	2.3
Health Care Providers & Services	2.0
Oil, Gas & Consumable Fuels	2.0
Technology Hardware, Storage & Peripherals	2.0
Other Investments, less than 2% each	45.4
Short-Term Investments	3.0

Total Investments	99.4
Other assets less liabilities	0.6

Net Assets	100.0%

See accompanying notes to financial statements.

29  |

Portfolio of Investments – as of June 30, 2017 (Unaudited)

Loomis Sayles Strategic Alpha Fund

Principal Amount (‡)	Description	Value (†)
Bonds and Notes — 76.5% of Net Assets
Non-Convertible Bonds — 74.4%
	ABS Car Loan — 6.1%
$2,135,000	Ally Auto Receivables Trust, Series 2016-3, Class A3, 1.440%, 8/17/2020(b)	$2,132,625
1,455,000	AmeriCredit Automobile Receivables Trust, Series 2015-4, Class D, 3.720%, 12/08/2021(b)	1,486,209
295,000	AmeriCredit Automobile Receivables Trust, Series 2016-2, Class D, 3.650%, 5/09/2022(b)	301,311
600,000	CPS Auto Receivables Trust, Series 2014-D, Class C, 4.350%, 11/16/2020, 144A(b)	613,474
3,065,000	CPS Auto Receivables Trust, Series 2016-B, Class E, 8.140%, 5/15/2023, 144A	3,289,581
2,175,000	Drive Auto Receivables Trust, Series 2016-CA, Class C, 3.020%, 11/15/2021, 144A(b)	2,184,536
655,000	DT Auto Owner Trust, Series 2014-3A, Class D, 4.470%, 11/15/2021, 144A(b)	669,633
1,070,000	DT Auto Owner Trust, Series 2015-2A, Class D, 4.250%, 2/15/2022, 144A(b)	1,092,506
4,075,000	DT Auto Owner Trust, Series 2016-1A, Class D, 4.660%, 12/15/2022, 144A(b)	4,152,350
3,045,000	DT Auto Owner Trust, Series 2016-2A, Class D, 5.430%, 11/15/2022, 144A(b)	3,172,679
270,000	First Investors Auto Owner Trust, Series 2014-1A, Class D, 3.280%, 4/15/2021, 144A(b)	271,936
440,000	First Investors Auto Owner Trust, Series 2014-2A, Class D, 3.470%, 2/15/2021, 144A(b)	443,651
345,000	First Investors Auto Owner Trust, Series 2015-1A, Class D, 3.590%, 1/18/2022, 144A(b)	348,520
1,710,000	First Investors Auto Owner Trust, Series 2015-2A, Class D, 4.220%, 12/15/2021, 144A(b)	1,749,768
220,000	First Investors Auto Owner Trust, Series 2016-2A, Class D, 3.350%, 11/15/2022, 144A(b)	219,788
605,000	Flagship Credit Auto Trust, Series 2015-1, Class C, 3.760%, 6/15/2021, 144A(b)	609,628
650,000	Flagship Credit Auto Trust, Series 2016-3, Class D, 3.890%, 11/15/2022, 144A(b)	656,395
735,305	Ford Credit Auto Owner Trust, Series 2014-C, Class A3, 1.060%, 5/15/2019(b)	734,506
1,471,287	Ford Credit Auto Owner Trust, Series 2015-A, Class A3, 1.280%, 9/15/2019(b)	1,470,241
1,265,578	Ford Credit Auto Owner Trust, Series 2015-B, Class A3, 1.160%, 11/15/2019(b)	1,263,832
3,171,335	Ford Credit Auto Owner Trust, Series 2015-C, Class A3, 1.410%, 2/15/2020(b)	3,169,960
471,064	Ford Credit Auto Owner Trust, Series 2016-B, Class A2B, 1.469%, 3/15/2019(b)(c)	471,369

See accompanying notes to financial statements.

|  30

Portfolio of Investments – as of June 30, 2017 (Unaudited)

Loomis Sayles Strategic Alpha Fund – (continued)

Principal Amount (‡)	Description	Value (†)
	ABS Car Loan — continued
$9,359,761	Ford Credit Auto Owner Trust, Series 2016-C, Class A2B, 1.299%, 9/15/2019(b)(c)	$9,363,836
4,275,000	Ford Credit Auto Owner Trust, Series 2017-A, Class A2B, 1.279%, 12/15/2019(b)(c)	4,274,999
575,153	Honda Auto Receivables Owner Trust, Series 2014-4, Class A3, 0.990%, 9/17/2018(b)	574,652
2,341,304	Honda Auto Receivables Owner Trust, Series 2015-3, Class A3, 1.270%, 4/18/2019(b)	2,339,537
2,135,000	Honda Auto Receivables Owner Trust, Series 2016-2, Class A3, 1.390%, 4/15/2020(b)	2,130,478
5,570,000	Honda Auto Receivables Owner Trust, Series 2016-4, Class A3, 1.210%, 12/18/2020(b)	5,524,835
1,290,000	Honda Auto Receivables Owner Trust, Series 2017-1, Class A3, 1.720%, 7/21/2021(b)	1,290,821
3,045,000	NextGear Floorplan Master Owner Trust, Series 2017-1A, Class A1, 2.009%, 4/18/2022, 144A(b)(c)	3,049,245
970,000	Nissan Auto Receivables Owner Trust, Series 2016-C, Class A3, 1.180%, 1/15/2021(b)	963,007
950,000	Nissan Auto Receivables Owner Trust, Series 2017-A, Class A2B, 1.219%, 1/15/2020(b)(c)	950,034
1,525,000	Nissan Auto Receivables Owner Trust, Series 2017-A, Class A3, 1.740%, 8/16/2021(b)	1,526,588
3,045,000	Prestige Auto Receivables Trust, Series 2016-1A, Class D, 5.150%, 11/15/2021, 144A(b)	3,169,489
2,565,603	Toyota Auto Receivables Owner Trust, Series 2015-C, Class A3, 1.340%, 6/17/2019(b)	2,564,443
795,000	Toyota Auto Receivables Owner Trust, Series 2016-C, Class A3, 1.140%, 8/17/2020(b)	790,550
1,832,348	Toyota Auto Receivables Owner Trust, Series 2016-D, Class A2B, 1.289%, 5/15/2019(b)(c)	1,832,510
2,940,000	Toyota Auto Receivables Owner Trust, Series 2017-B, Class A2B, 1.050%, 1/15/2020(b)(c)	2,939,069
1,345,000	USAA Auto Owner Trust, Series 2016-1, Class A3, 1.200%, 6/15/2020(b)	1,340,195
595,000	Westlake Automobile Receivables Trust, Series 2017-1A, Class D, 3.460%, 10/17/2022, 144A(b)	598,061

		75,726,847

	ABS Credit Card — 7.3%
3,145,000	American Express Credit Account Master Trust, Series 2013-1, Class A, 1.579%, 2/16/2021(b)(c)	3,156,547
2,695,000	American Express Credit Account Master Trust, Series 2014-4, Class A, 1.430%, 6/15/2020(b)	2,695,531
2,295,000	American Express Credit Account Master Trust, Series 2014-5, Class A, 1.449%, 5/15/2020(b)(c)	2,296,496
4,050,000	American Express Credit Account Secured Note Trust, Series 2012-4, Class A, 1.399%, 5/15/2020(b)(c)	4,052,407

See accompanying notes to financial statements.

31  |

Portfolio of Investments – as of June 30, 2017 (Unaudited)

Loomis Sayles Strategic Alpha Fund – (continued)

Principal Amount (‡)	Description	Value (†)
	ABS Credit Card — continued
$2,765,000	American Express Issuance Trust II, Series 2013-2, Class A, 1.589%, 8/15/2019(b)(c)	$2,776,755
2,050,000	BA Credit Card Trust, Series 2014-A1, Class A, 1.539%, 6/15/2021(b)(c)	2,058,615
5,865,000	BA Credit Card Trust, Series 2015-A1, Class A, 1.489%, 6/15/2020(b)(c)	5,874,351
995,000	Bank of America Credit Card Trust, Series 2016-A1, Class A, 1.549%, 10/15/2021(b)(c)	1,000,310
4,385,000	Bank of America Credit Card Trust, Series 2017-A1, Class A1, 1.950%, 8/15/2022(b)	4,399,647
3,600,000	Capital One Multi-Asset Execution Trust, Series 2004-A7, Class A7, 1.450%, 8/16/2021(b)	3,592,770
2,585,000	Capital One Multi-Asset Execution Trust, Series 2017-A1, Class A1, 2.000%, 1/17/2023(b)	2,595,689
3,370,000	Chase Issuance Trust, Series 2007-A12, Class A12, 1.209%, 8/15/2019(b)(c)	3,370,000
6,640,000	Chase Issuance Trust, Series 2014-A7, Class A, 1.380%, 11/15/2019(b)	6,640,541
3,560,000	Chase Issuance Trust, Series 2015-A1, Class A, 1.479%, 2/18/2020(b)(c)	3,565,616
3,500,000	Chase Issuance Trust, Series 2015-A4, Class A, 1.840%, 4/15/2022(b)	3,499,589
6,090,000	Chase Issuance Trust, Series 2016-A1, Class A, 1.569%, 5/17/2021(b)(c)	6,122,745
3,120,000	Chase Issuance Trust, Series 2016-A2, Class A, 1.370%, 6/15/2021(b)	3,099,889
5,990,000	Chase Issuance Trust, Series 2017-A1, Class A, 1.459%, 1/18/2022(b)(c)	6,009,770
5,825,000	Citibank Credit Card Issuance Trust, Series 2013-A7, Class A7, 1.547%, 9/10/2020(b)(c)	5,846,792
3,045,000	Citibank Credit Card Issuance Trust, Series 2014-A8, Class A8, 1.730%, 4/09/2020(b)	3,051,507
5,800,000	Citibank Credit Card Issuance Trust, Series 2016-A1, Class A1, 1.750%, 11/19/2021(b)	5,794,835
5,995,000	Citibank Credit Card Issuance Trust, Series 2017-A1, Class A1, 1.459%, 1/19/2021(b)(c)	6,007,564
2,405,000	Discover Card Execution Note Trust, Series 2013-A1, Class A1, 1.459%, 8/17/2020(b)(c)	2,407,849

		89,915,815

	ABS Home Equity — 9.3%
629,691	Adjustable Rate Mortgage Trust, Series 2004-4, Class 3A1, 3.377%, 3/25/2035(b)(c)	610,978
1,351,330	Adjustable Rate Mortgage Trust, Series 2005-1, Class 3A1, 3.257%, 5/25/2035(c)	1,350,280
1,858,672	Ajax Mortgage Loan Trust, Series 2016-B, Class A, 4.000%, 9/25/2065, 144A(b)(c)	1,855,532

See accompanying notes to financial statements.

|  32

Portfolio of Investments – as of June 30, 2017 (Unaudited)

Loomis Sayles Strategic Alpha Fund – (continued)

Principal Amount (‡)	Description	Value (†)
	ABS Home Equity — continued
$1,412,604	Ajax Mortgage Loan Trust, Series 2016-C, Class A, 4.000%, 10/25/2057, 144A(b)(c)	$1,406,778
454,913	Ajax Mortgage Loan Trust, Series 2017-A, Class A, 3.470%, 4/25/2057, 144A(c)	454,085
533,526	Alternative Loan Trust, Series 2003-9T1, Class A7, 5.500%, 7/25/2033	530,058
571,009	Alternative Loan Trust, Series 2004-16CB, Class 1A1, 5.500%, 7/25/2034(b)	582,139
641,773	Alternative Loan Trust, Series 2004-16CB, Class 3A1, 5.500%, 8/25/2034(b)	659,346
416,518	Alternative Loan Trust, Series 2004-28CB, Class 5A1, 5.750%, 1/25/2035	418,524
1,243,955	Alternative Loan Trust, Series 2005-J1, Class 2A1, 5.500%, 2/25/2025	1,265,202
300,000	American Homes 4 Rent, Series 2014-SFR2, Class D, 5.149%, 10/17/2036, 144A(b)	322,179
1,980,000	American Homes 4 Rent, Series 2014-SFR2, Class E, 6.231%, 10/17/2036, 144A	2,195,650
1,200,000	American Homes 4 Rent, Series 2014-SFR3, Class E, 6.418%, 12/17/2036, 144A	1,346,578
782,732	Banc of America Alternative Loan Trust, Series 2003-8, Class 1CB1, 5.500%, 10/25/2033	797,735
2,816,642	Banc of America Alternative Loan Trust, Series 2004-6, Class 2A1, 6.000%, 7/25/2034	2,938,294
1,459,914	Banc of America Funding Trust, Series 2004-B, Class 4A2, 3.241%, 11/20/2034(c)	1,446,479
424,606	Banc of America Funding Trust, Series 2005-5, Class A1, 5.500%, 9/25/2035(b)	444,342
859,313	Banc of America Funding Trust, Series 2005-7, Class 3A1, 5.750%, 11/25/2035	904,441
679,902	Banc of America Funding Trust, Series 2007-4, Class 5A1, 5.500%, 11/25/2034	694,837
593,723	Bayview Opportunity Master Fund IIIa Trust, Series 2016-RN3, Class A1, 3.598%, 9/29/2031, 144A(b)(c)	596,972
499,580	Bayview Opportunity Master Fund IIIb Trust, Series 2017-RN2, Class A1, 3.475%, 4/28/2032, 144A(b)(c)	499,059
999,796	Bayview Opportunity Master Fund IIIb Trust, Series 2017-RN3, Class A1, 3.228%, 5/28/2032, 144A(c)	998,436
1,341,638	Bayview Opportunity Master Fund IVb Trust, Series 2017-NPL1, Class A1, 3.598%, 1/28/2032, 144A(b)(c)	1,338,848
345,370	Bayview Opportunity Master Fund Trust, Series 16-RPL3, Class A1, 3.475%, 7/28/2031, 144A(b)(c)	343,853
91,560	Bayview Opportunity Master Fund Trust, Series 2016-LT1, Class A1, 3.475%, 10/28/2031, 144A(b)(c)	91,520
892,263	BCAP LLC Trust, Series 2007-AA2, Class 22A1,6.000%, 3/25/2022	886,762
261,039	CAM Mortgage Trust, Series 2016-1, Class A, 4.000%, 1/15/2056, 144A(b)(c)	262,839

See accompanying notes to financial statements.

33  |

Portfolio of Investments – as of June 30, 2017 (Unaudited)

Loomis Sayles Strategic Alpha Fund – (continued)

Principal Amount (‡)	Description	Value (†)
	ABS Home Equity — continued
$2,055,000	CAM Mortgage Trust, Series 2016-1, Class M, 5.000%, 1/15/2056, 144A(c)	$1,991,629
2,287,991	Citigroup Mortgage Loan Trust, Inc., Series 2005-3, Class 2A3, 3.058%, 8/25/2035(c)	2,268,781
2,200,000	Colony American Finance Ltd., Series 2015-1, Class D, 5.649%, 10/15/2047, 144A(b)	2,230,577
1,065,000	Colony American Finance Ltd., Series 2016-1, Class C, 4.638%, 6/15/2048, 144A(b)(c)	1,088,702
326,016	Colony American Homes, Series 2014-2A, Class E, 4.420%, 7/17/2031, 144A(c)	328,362
3,190,000	Colony American Homes, Series 2015-1A, Class D, 3.322%, 7/17/2032, 144A(c)	3,206,226
766,356	Countrywide Alternative Loan Trust, Series 2003-22CB, Class 1A1, 5.750%, 12/25/2033(b)	784,267
671,004	Countrywide Alternative Loan Trust, Series 2004-14T2, Class A11, 5.500%, 8/25/2034	699,386
1,249,865	Countrywide Alternative Loan Trust, Series 2004-J10, Class 2CB1, 6.000%, 9/25/2034	1,285,421
670,425	Countrywide Alternative Loan Trust, Series 2004-J3, Class 1A1, 5.500%, 4/25/2034(b)	680,486
1,625	Countrywide Alternative Loan Trust, Series 2004-J7, Class 1A5, 5.098%, 8/25/2034(b)(c)(d)	1,619
796,880	Countrywide Alternative Loan Trust, Series 2005-14, Class 2A1, 1.426%, 5/25/2035(c)	661,786
743,508	Countrywide Home Loan Mortgage Pass Through Trust, Series 2004-12, Class 8A1, 3.358%, 8/25/2034(c)	730,565
104,965	Countrywide Home Loan Mortgage Pass Through Trust, Series 2004-HYB4, Class 2A1, 3.312%, 9/20/2034(b)(c)(d)	100,509
826,873	Countrywide Home Loan Mortgage Pass Through Trust, Series 2005-21, Class A17, 5.500%, 10/25/2035	741,121
263,719	Credit Suisse First Boston Mortgage Securities Corp., Series 2003-27, Class 4A4, 5.750%, 11/25/2033(b)	272,549
651,267	Credit Suisse First Boston Mortgage Securities Corp., Series 2003-AR26, Class 7A1, 3.207%, 11/25/2033(b)(c)	650,834
456,955	Credit Suisse First Boston Mortgage Securities Corp., Series 2003-AR28, Class 4A1, 3.314%, 12/25/2033(b)(c)(d)	449,157
1,063,201	Deutsche Mortgage Securities, Inc., Series 2004-4, Class 7AR1, 1.566%, 6/25/2034(c)	998,768
735,800	DSLA Mortgage Loan Trust, Series 2005-AR5, Class 2A1A, 1.539%, 9/19/2045(c)	566,320
1,973,800	Dukinfield 2 PLC, Series 2, Class A, 1.537%, 12/20/2052, (GBP)(b)(c)	2,601,198
722,688	Eurosail PLC, Series 2007-2X, Class A3C, 0.439%, 3/13/2045, (GBP)(b)(c)	917,666
500,000	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2013-DN2, Class M2, 5.466%, 11/25/2023(c)	558,139
1,993,385	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2014-DN1, Class M2, 3.416%, 2/25/2024(b)(c)	2,049,244

See accompanying notes to financial statements.

|  34

Portfolio of Investments – as of June 30, 2017 (Unaudited)

Loomis Sayles Strategic Alpha Fund – (continued)

Principal Amount (‡)	Description	Value (†)
	ABS Home Equity — continued
$1,319,442	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2014-DN2, Class M2, 2.866%, 4/25/2024(b)(c)	$1,340,476
2,585,000	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2015-DNA1, Class M2, 3.066%, 10/25/2027(b)(c)	2,651,374
1,526,767	GCAT LLC, Series 2017-2, Class A1, 3.500%, 4/25/2047, 144A(b)(c)	1,520,393
987,569	GCAT LLC, Series 2017-3, Class A1, 3.352%, 4/25/2047, 144A(c)	987,388
188,329	GCAT LLC, Series 2017-4, Class A1, 3.228%, 5/25/2022, 144A(c)	187,944
1,145,000	GCAT LLC, Series 2017-5, Class A1, 3.228%, 7/25/2047, 144A(c)	1,147,863
457,851	GMAC Mortgage Corp. Loan Trust, Series 2005-AR4, Class 3A1, 3.891%, 7/19/2035(c)	444,119
390,978	GSR Mortgage Loan Trust, Series 2005-AR4, Class 4A1, 3.709%, 7/25/2035(c)	383,780
2,678,136	IndyMac Index Mortgage Loan Trust, Series 2004-AR12, Class A1, 1.996%, 12/25/2034(c)	2,366,674
868,537	IndyMac Index Mortgage Loan Trust, Series 2004-AR7, Class A5, 2.436%, 9/25/2034(c)	763,137
1,798,839	IndyMac Index Mortgage Loan Trust, Series 2005-16IP, Class A1, 1.856%, 7/25/2045(c)	1,652,980
3,772,471	IndyMac Index Mortgage Loan Trust, Series 2006-AR2, Class 2A1, 1.426%, 2/25/2046(c)	3,231,534
860,000	Invitation Homes Trust, Series 2015-SFR1, Class E, 5.409%, 3/17/2032, 144A(c)	865,822
568,861	JPMorgan Mortgage Trust, Series 2003-A2, Class 3A1, 2.980%, 11/25/2033(b)(c)	543,496
2,003,963	JPMorgan Mortgage Trust, Series 2004-S1, Class 2A1, 6.000%, 9/25/2034	2,023,956
1,485,786	JPMorgan Mortgage Trust, Series 2005-A2, Class 3A2, 3.454%, 4/25/2035(b)(c)	1,476,146
484,297	JPMorgan Mortgage Trust, Series 2005-A3, Class 4A1, 3.087%, 6/25/2035(b)(c)	488,347
1,081,029	JPMorgan Mortgage Trust, Series 2006-A1, Class 1A2, 3.231%, 2/25/2036(c)	1,000,391
620,136	Lehman XS Trust, Series 2005-7N, Class 3A1, 1.496%, 12/25/2035(c)	451,243
374	Lehman XS Trust, Series 2006-12N, Class A2A1, 1.366%, 8/25/2046(c)(d)	370
749,871	Lehman XS Trust, Series 2006-2N, Class 1A1, 1.476%, 2/25/2046(c)	604,930
552,234	Ludgate Funding PLC, Series 2007-1, Class A2B, Zero Coupon, 1/01/2061, (EUR)(b)(c)	603,982
2,096,761	Ludgate Funding PLC, Series 2008-W1X, Class A1, 0.939%, 1/01/2061, (GBP)(b)(c)	2,665,165
360,755	MASTR Adjustable Rate Mortgages Trust, Series 2004-4, Class 5A1, 3.557%, 5/25/2034(b)(c)(d)	349,309
1,615,656	MASTR Adjustable Rate Mortgages Trust, Series 2004-7, Class 3A1, 2.958%, 7/25/2034(b)(c)	1,570,640
371,657	MASTR Adjustable Rate Mortgages Trust, Series 2006-2, Class 1A1, 3.473%, 4/25/2036(c)	367,981
521,379	MASTR Alternative Loan Trust, Series 2003-9, Class 4A1, 5.250%, 11/25/2033(b)	538,891

See accompanying notes to financial statements.

35  |

Portfolio of Investments – as of June 30, 2017 (Unaudited)

Loomis Sayles Strategic Alpha Fund – (continued)

Principal Amount (‡)	Description	Value (†)
	ABS Home Equity — continued
$579,726	MASTR Alternative Loan Trust, Series 2004-5, Class 1A1, 5.500%, 6/25/2034(b)	$594,037
685,623	MASTR Alternative Loan Trust, Series 2004-5, Class 2A1, 6.000%, 6/25/2034(b)	710,363
1,842,978	MASTR Alternative Loan Trust, Series 2004-8, Class 2A1, 6.000%, 9/25/2034	1,958,721
204,254	MLCC Mortgage Investors, Inc., Series 2006-2, Class 2A, 3.038%, 5/25/2036(b)(c)	198,089
671,146	Morgan Stanley Mortgage Loan Trust, Series 2005-7, Class 4A2, 5.500%, 11/25/2035(d)	637,941
1,334,248	Morgan Stanley Mortgage Loan Trust, Series 2005-7, Class 7A5, 5.500%, 11/25/2035	1,372,095
1,585,424	National City Mortgage Capital Trust, Series 2008-1, Class 2A1, 6.000%, 3/25/2038	1,647,100
812,351	Newgate Funding, Series 2007-3X, Class A2B, 0.269%, 12/15/2050, (EUR)(b)(c)	916,516
488,416	NYMT Residential LLC, Series 2016-RP1A, Class A, 4.000%, 3/25/2021, 144A(b)(c)	484,753
1,051,067	Residential Accredit Loans, Inc. Trust, Series 2006-QO4, Class 2A1, 1.406%, 4/25/2046(c)	945,670
1,587,984	Residential Asset Securitization Trust, Series 2005-A8CB, Class A9, 5.375%, 7/25/2035	1,385,976
514,693	Residential Funding Mortgage Securities, Series 2006-S1, Class 1A3, 5.750%, 1/25/2036(d)	511,692
256,494	RMAC PLC, Series 2005-NS3X, Class A2C, 0.030%, 6/12/2043, (EUR)(b)(c)	285,075
452,917	RMAC Securities No. 1 PLC, Series 2006-NS1X, Class A2C, Zero Coupon, 6/12/2044, (EUR)(b)(c)	500,977
352,075	RMAC Securities No. 1 PLC, Series 2007-NS1X, Class A2A, 0.439%, 6/12/2044, (GBP)(b)(c)	436,817
779,948	Structured Adjustable Rate Mortgage Loan Trust, Series 2004-6, Class 1A, 3.309%, 6/25/2034(b)(c)	771,731
3,816,579	Structured Adjustable Rate Mortgage Loan Trust, Series 2005-14, Class A1, 1.526%, 7/25/2035(c)	3,056,900
720,485	Structured Asset Securities Corp. Mortgage Pass Through Certificates, Series 2004-20, Class 8A7, 5.750%, 11/25/2034(b)	728,559
411,652	Structured Asset Securities Corp. Trust, Series 2005-1, Class 7A7, 5.500%, 2/25/2035	423,277
1,200,000	Towd Point Mortgage Funding PLC, Series 16-GR1X, Class B, 1.736%, 7/20/2046, (GBP)(b)(c)	1,573,246
1,383,235	VOLT LIV LLC, Series 2017-NPL1, Class A1, 3.625%, 2/25/2047, 144A(b)(c)	1,384,144
2,400,000	VOLT LIV LLC, Series 2017-NPL1, Class A2, 6.000%, 2/25/2047, 144A(c)	2,426,250
1,029,533	VOLT LV LLC, Series 2017-NPL2, Class A1, 3.500%, 3/25/2047, 144A(b)(c)	1,031,233
1,834,226	VOLT LVI LLC, Series 2017-NPL3, Class A1, 3.500%, 3/25/2047, 144A(b)(c)	1,840,029
1,145,000	VOLT LXI LLC, Series 2017-NPL8, Class A1, 3.125%, 6/25/2047, 144A(c)	1,145,000
58,659	VOLT XIX LLC, Series 2014-NP11, Class A1, 3.875%, 4/25/2055, 144A(c)	58,685
1,565,000	VOLT XL LLC, Series 2015-NP14, Class A2, 4.875%, 11/27/2045, 144A(c)	1,563,799

See accompanying notes to financial statements.

|  36

Portfolio of Investments – as of June 30, 2017 (Unaudited)

Loomis Sayles Strategic Alpha Fund – (continued)

Principal Amount (‡)	Description	Value (†)
	ABS Home Equity — continued
$427,776	VOLT XXII LLC, Series 2015-NPL4, Class A1, 3.500%, 2/25/2055, 144A(c)	$429,280
199,384	VOLT XXII LLC, Series 2015-NPL4, Class A2, 4.250%, 2/25/2055, 144A(b)(c)	199,435
138,387	VOLT XXIV LLC, Series 2015-NPL6, Class A1, 3.500%, 2/25/2055, 144A(c)	138,656
771,467	VOLT XXIV LLC, Series 2015-NPL6, Class A2, 4.250%, 2/25/2055, 144A(c)	769,839
1,373,189	VOLT XXXIII LLC, Series 2015-NPL5, Class A1, 3.500%, 3/25/2055, 144A(b)(c)	1,378,217
360,184	Wells Fargo Mortgage Backed Securities Trust, Series 2004-O, Class A1, 3.009%, 8/25/2034(b)(c)	367,552
206,523	Wells Fargo Mortgage Backed Securities Trust, Series 2005-11, Class 2A3, 5.500%, 11/25/2035(d)	211,448
908,418	Wells Fargo Mortgage Backed Securities Trust, Series 2005-16, Class A18, 6.000%, 1/25/2036	914,440
499,934	Wells Fargo Mortgage Backed Securities Trust, Series 2005-AR10, Class 2A4, 3.152%, 5/01/2035(b)(c)	510,142
641,603	Wells Fargo Mortgage Backed Securities Trust, Series 2005-AR12, Class 2A5, 3.161%, 6/25/2035(c)	646,877

		115,487,950

	ABS Other — 3.9%
920,000	AASET Trust, Series 2017-1A, Class A, 3.967%, 5/16/2042, 144A	921,430
4,062,500	AIM Aviation Finance Ltd., Series 2015-1A, Class B1, 5.072%, 2/15/2040, 144A(b)(c)	3,986,328
1,333,333	AIM Aviation Finance Ltd., Series 2015-1A, Class C1, 4.750%, 2/15/2040, 144A	1,200,000
1,207,708	Blackbird Capital Aircraft Lease Securitization Ltd., Series 2016-1A, Class A, 4.213%, 12/16/2041, 144A(b)(c)	1,237,546
1,378,151	Blackbird Capital Aircraft Lease Securitization Ltd., Series 2016-1A, Class B, 5.682%, 12/16/2041, 144A(b)(c)	1,403,225
2,602,315	Cronos Containers Program I Ltd., 3.270%, 11/18/2029, 144A(b)	2,598,460
2,008,766	GCA2014 Holdings Ltd., Series 2014-1, Class C, 6.000%, 1/05/2030, 144A(d)(e)	1,355,917
790,874	GCA2014 Holdings Ltd., Series 2014-1, Class D, 7.500%, 1/05/2030, 144A(d)(e)	227,930
3,410,000	GCA2014 Holdings Ltd., Series 2014-1, Class E, Zero Coupon, 1/05/2030, 144A(d)(e)(f)	3,410
1,317,885	Global Container Assets Ltd., Series 2015-1A, Class B, 4.500%, 2/05/2030, 144A(e)(g)	1,270,689
3,120,000	OneMain Financial Issuance Trust, 4.160%, 11/20/2028, 144A(b)	3,018,033
167,211	OneMain Financial Issuance Trust, Series 2014-1A, Class A, 2.430%, 6/18/2024, 144A(b)	167,274
193,859	OneMain Financial Issuance Trust, Series 2014-2A, Class A, 2.470%, 9/18/2024, 144A(b)	194,111
745,000	OneMain Financial Issuance Trust, Series 2014-2A, Class B, 3.020%, 9/18/2024, 144A(b)	747,967
6,475,000	OneMain Financial Issuance Trust, Series 2014-2A, Class D, 5.310%, 9/18/2024, 144A	6,525,265
1,265,000	OneMain Financial Issuance Trust, Series 2015-1A, Class A, 3.190%, 3/18/2026, 144A(b)	1,277,609
3,100,000	OneMain Financial Issuance Trust, Series 2016-1A, Class C, 6.000%, 2/20/2029, 144A	3,174,344

See accompanying notes to financial statements.

37  |

Portfolio of Investments – as of June 30, 2017 (Unaudited)

Loomis Sayles Strategic Alpha Fund – (continued)

Principal Amount (‡)	Description	Value (†)
	ABS Other — continued
$2,685,000	OneMain Financial Issuance Trust, Series 2016-2A, Class B, 5.940%, 3/20/2028, 144A(b)	$2,806,985
4,025,236	Shenton Aircraft Investment I Ltd., Series 2015-1A, Class A, 4.750%, 10/15/2042, 144A(b)	4,118,301
486,004	Sierra Timeshare Receivables Funding LLC, Series 2013-1A, Class A, 1.590%, 11/20/2029, 144A(b)	485,062
959,023	Sierra Timeshare Receivables Funding LLC, Series 2013-3A, Class A, 2.200%, 10/20/2030, 144A(b)	958,692
955,867	SpringCastle America Funding LLC, Series 2016-AA, Class A, 3.050%, 4/25/2029, 144A(b)	961,497
2,380,583	TAL Advantage V LLC, Series 2013-2A, Class A, 3.550%, 11/20/2038, 144A(b)	2,378,004
1,710,000	Tidewater Sales Finance Master Trust, Series 2017-AA, Class A, 4.550%, 4/15/2021, 144A(e)(g)	1,710,417
5,700,000	Working Capital Solutions Funding LLC, 7.711%, 8/27/2017, 144A(c)(d)(e)	5,700,000

		48,428,496

	ABS Student Loan — 0.7%
1,460,000	SLM Private Credit Student Loan Trust, Series 2003-A, Class A3, 3.200%, 6/15/2032(b)(c)	1,459,088
3,550,000	SLM Private Credit Student Loan Trust, Series 2003-B, Class A3, 3.320%, 3/15/2033(b)(c)	3,547,781
242,846	SoFi Professional Loan Program LLC, Series 2014-B, Class A1, 2.241%, 8/25/2032, 144A(b)(c)	246,514
1,226,175	SoFi Professional Loan Program LLC, Series 2015-A, Class A1, 2.191%, 3/25/2033, 144A(b)(c)	1,244,741
2,429,685	SoFi Professional Loan Program LLC, Series 2016-A, Class B, 3.570%, 1/26/2038, 144A(b)	2,442,466

		8,940,590

	ABS Whole Business — 0.3%
3,115,000	Coinstar Funding LLC, Series 2017-1A, Class A2, 5.216%, 4/25/2047, 144A	3,165,048
960,000	Five Guys Holdings, Inc., Series 2017-1A, Class A2, 4.600%, 7/25/2047, 144A	965,422

		4,130,470

	Aerospace & Defense — 0.9%
1,135,000	Embraer Netherlands Finance BV, 5.050%, 6/15/2025(b)	1,183,238
1,605,000	Embraer Netherlands Finance BV, 5.400%, 2/01/2027(b)	1,677,225
1,195,000	Embraer Overseas Ltd., 5.696%, 9/16/2023, 144A(b)	1,287,612
6,003,000	Meccanica Holdings USA, Inc., 6.250%, 1/15/2040, 144A	6,723,360

		10,871,435

	Airlines — 1.3%
7,697,579	Air Canada Pass Through Trust, Series 2015-2, Class B, 5.000%, 6/15/2025, 144A(b)	7,895,330
3,150,000	American Airlines Pass Through Certificates, Series 2017-1B, Class B, 4.950%, 8/15/2026(b)	3,244,500

See accompanying notes to financial statements.

|  38

Portfolio of Investments – as of June 30, 2017 (Unaudited)

Loomis Sayles Strategic Alpha Fund – (continued)

Principal Amount (‡)	Description	Value (†)
	Airlines — continued
$5,285,184	Latam Airlines Pass Through Trust, Series 2015-1, Class B, 4.500%, 8/15/2025	$5,199,299

		16,339,129

	Automotive — 3.4%
5,875,000	American Honda Finance Corp., MTN, 1.458%, 11/19/2018(b)(c)	5,890,804
3,700,000	American Honda Finance Corp., Series MTN, 1.724%, 9/20/2017(b)(c)	3,703,537
5,785,000	BMW U.S. Capital LLC, 1.656%, 9/13/2019, 144A(b)(c)	5,815,082
6,045,000	BMW U.S. Capital LLC, 1.679%, 4/06/2020, 144A(b)(c)	6,077,879
5,980,000	Ford Motor Credit Co. LLC, 2.155%, 1/09/2020(b)(c)	6,022,290
5,955,000	Nissan Motor Acceptance Corp., 1.735%, 1/13/2020, 144A(b)(c)	5,972,627
5,980,000	Toyota Motor Credit Corp., MTN, 1.415%, 1/09/2019(b)(c)	5,996,648
2,955,000	Toyota Motor Credit Corp., MTN, 1.598%, 10/18/2019(b)(c)	2,976,430

		42,455,297

	Banking — 3.6%
44,895,000	Banco Hipotecario S.A., 21.354%, 1/12/2020, 144A, (ARS)(c)	2,716,376
21,970,000	Banco Macro S.A., 17.500%, 5/08/2022, 144A, (ARS)	1,306,873
46,000,000	Banco Supervielle S.A., 24.167%, 8/09/2020, 144A, (ARS)(c)	2,855,161
6,100,000	Citibank NA, 1.410%, 11/09/2018(b)(c)	6,102,867
4,603,000	Citigroup, Inc., 1.892%, 11/24/2017(b)(c)	4,611,879
5,980,000	Citigroup, Inc., 1.945%, 1/10/2020(b)(c)	6,023,217
6,240,000	JPMorgan Chase & Co., 1.882%, 6/01/2021(c)	6,244,056
5,800,000	JPMorgan Chase Bank NA, 1.879%, 9/23/2019(b)(c)	5,841,615
6,000,000	Sumitomo Mitsui Banking Corp., 1.698%, 1/11/2019(b)(c)	6,017,076
3,000,000	Toronto-Dominion Bank (The), MTN, 1.578%, 1/18/2019(b)(c)	3,009,024

		44,728,144

	Building Materials — 0.3%
2,755,000	Cemex SAB de CV, 6.125%, 5/05/2025, 144A	2,968,513

	Cable Satellite — 0.8%
2,865,000	Cox Communications, Inc., 4.500%, 6/30/2043, 144A(b)	2,572,340
1,575,000	Cox Communications, Inc., 4.700%, 12/15/2042, 144A(b)	1,435,614
1,740,000	DISH DBS Corp., 5.875%, 11/15/2024	1,856,528
1,475,000	DISH DBS Corp., 7.750%, 7/01/2026	1,747,875
2,065,000	Time Warner Cable LLC, 4.500%, 9/15/2042(b)	1,964,825

		9,577,182

	Collateralized Mortgage Obligations — 0.3%
55,157,850	Government National Mortgage Association, Series 2012-135, Class IO, 0.615%, 1/16/2053(b)(c)(h)	2,122,430
1,154,576	GSR Mortgage Loan Trust, Series 2005-AR5, Class 4A1, 3.515%, 10/25/2035(c)	1,144,639

		3,267,069

	Construction Machinery — 1.0%
5,810,000	Caterpillar Financial Services Corp., GMTN, 1.886%, 2/23/2018(b)(c)	5,833,798
6,000,000	Caterpillar Financial Services Corp., MTN, 1.665%, 1/10/2020(b)(c)	6,036,018

		11,869,816

See accompanying notes to financial statements.

39  |

Portfolio of Investments – as of June 30, 2017 (Unaudited)

Loomis Sayles Strategic Alpha Fund – (continued)

Principal Amount (‡)	Description	Value (†)
	Diversified Manufacturing — 0.5%
$5,915,000	United Technologies Corp., 1.520%, 11/01/2019(b)(c)	$5,954,039

	Electric — 1.6%
12,170,000	Enel SpA, (fixed rate to 9/24/2023, variable rate thereafter), 8.750%, 9/24/2073, 144A(b)	14,482,300
4,800,000	Pacific Gas & Electric Co., 1.402%, 11/30/2017(b)(c)	4,801,157

		19,283,457

	Finance Companies — 0.9%
1,550,000	Aircastle Ltd., 5.000%, 4/01/2023	1,654,625
3,225,000	Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp., 5.875%, 8/01/2021, 144A	3,297,563
6,100,000	USAA Capital Corp., 1.400%, 2/01/2019, 144A(b)(c)	6,105,124

		11,057,312

	Financial Other — 0.8%
1,815,000	Icahn Enterprises LP/Icahn Enterprises Finance Corp., 6.750%, 2/01/2024	1,892,319
1,415,000	Icahn Enterprises LP/Icahn Enterprises Finance Corp., Series WI, 6.250%, 2/01/2022	1,475,138
6,780,000	Rialto Holdings LLC/Rialto Corp., 7.000%, 12/01/2018, 144A	6,881,700

		10,249,157

	Food & Beverage — 1.0%
3,850,000	BRF GmbH, 4.350%, 9/29/2026, 144A(b)	3,602,368
10,800,000	BRF S.A., 7.750%, 5/22/2018, 144A, (BRL)(b)	3,178,484
2,300,000	Cosan Luxembourg S.A., 9.500%, 3/14/2018, 144A, (BRL)	679,607
2,300,000	JBS USA LUX S.A./JBS USA Finance, Inc., 5.750%, 6/15/2025, 144A	2,162,000
2,900,000	PepsiCo, Inc., 1.569%, 10/04/2019(b)(c)	2,914,961

		12,537,420

	Government Owned – No Guarantee — 2.4%
18,670,000,000	Financiera de Desarrollo Territorial S.A. Findeter, 7.875%, 8/12/2024, 144A, (COP)(b)	6,231,124
2,655,000	Petrobras Global Finance BV, 5.375%, 1/27/2021	2,699,339
4,640,000	Petrobras Global Finance BV, 5.625%, 5/20/2043	3,850,040
2,045,000	Petrobras Global Finance BV, 7.250%, 3/17/2044	2,010,746
8,135,000	Petrobras Global Finance BV, 7.375%, 1/17/2027	8,606,830
940,000	Petrobras Global Finance BV, 8.750%, 5/23/2026	1,081,000
700,000(††)	Petroleos Mexicanos, 7.650%, 11/24/2021, 144A, (MXN)(b)	3,741,304
1,930,000	YPF S.A., 23.083%, 7/07/2020, 144A(c)	1,996,347

		30,216,730

	Health Insurance — 0.5%
5,665,000	Aetna, Inc., 1.869%, 12/08/2017(b)(c)	5,677,667

	Healthcare — 0.5%
2,850,000	Grifols S.A., 3.200%, 5/01/2025, 144A, (EUR)	3,260,940
2,800,000	Quintiles IMS, Inc., 3.250%, 3/15/2025, 144A, (EUR)	3,249,315

		6,510,255

See accompanying notes to financial statements.

|  40

Portfolio of Investments – as of June 30, 2017 (Unaudited)

Loomis Sayles Strategic Alpha Fund – (continued)

Principal Amount (‡)	Description	Value (†)
	Independent Energy — 4.1%
$2,390,000	Aker BP ASA, 6.000%, 7/01/2022, 144A	$2,461,700
2,280,000	Ascent Resources Utica Holdings LLC/ARU Finance Corp., 10.000%, 4/01/2022, 144A	2,280,000
150,000	Baytex Energy Corp., 5.125%, 6/01/2021, 144A	133,125
665,000	Baytex Energy Corp., 5.625%, 6/01/2024, 144A	568,575
2,965,000	Bellatrix Exploration Ltd., 8.500%, 5/15/2020, 144A	2,650,236
74,000	California Resources Corp., 5.500%, 9/15/2021	42,879
448,000	California Resources Corp., 6.000%, 11/15/2024	209,749
1,095,000	California Resources Corp., 8.000%, 12/15/2022, 144A	692,588
3,180,000	Callon Petroleum Co., 6.125%, 10/01/2024	3,235,650
245,000	Canadian Natural Resources Ltd., 3.900%, 2/01/2025(b)	246,512
1,190,000	Chesapeake Energy Corp., 8.000%, 1/15/2025, 144A	1,178,100
970,000	Chesapeake Energy Corp., 8.000%, 6/15/2027, 144A	953,025
3,635,000	Continental Resources, Inc., 3.800%, 6/01/2024	3,328,279
560,000	Continental Resources, Inc., 4.500%, 4/15/2023	534,800
11,465,000	Continental Resources, Inc., 5.000%, 9/15/2022	11,250,031
3,650,000	Halcon Resources Corp., 6.750%, 2/15/2025, 144A	3,285,000
685,000	Marathon Oil Corp., 5.200%, 6/01/2045(b)	656,755
4,519,000	Matador Resources Co., 6.875%, 4/15/2023	4,688,462
1,265,000	MEG Energy Corp., 6.375%, 1/30/2023, 144A	977,212
1,425,000	MEG Energy Corp., 6.500%, 1/15/2025, 144A	1,296,750
2,055,000	MEG Energy Corp., 7.000%, 3/31/2024, 144A	1,597,762
2,390,000	Oasis Petroleum, Inc., 6.875%, 3/15/2022	2,318,300
7,460,000	OGX Austria GmbH, 8.375%, 4/01/2022, 144A(d)(e)(i)	—
4,420,000	OGX Austria GmbH, 8.500%, 6/01/2018, 144A(d)(e)(i)	—
2,015,000	Parsley Energy LLC/Parsley Finance Corp., 6.250%, 6/01/2024, 144A	2,115,750
725,000	PDC Energy, Inc., 6.125%, 9/15/2024, 144A	735,875
1,055,000	SM Energy Co., 5.000%, 1/15/2024	933,675
1,750,000	SM Energy Co., 6.125%, 11/15/2022	1,662,500
165,000	SM Energy Co., 6.500%, 1/01/2023	157,163
535,000	SM Energy Co., 6.750%, 9/15/2026	510,754

		50,701,207

	Integrated Energy — 1.3%
1,225,000	BP Capital Markets PLC, 1.607%, 2/13/2018(b)(c)	1,227,887
3,040,000	Cenovus Energy, Inc., 5.400%, 6/15/2047, 144A(b)	2,837,505
6,595,000	Chevron Corp., 1.352%, 11/15/2017(b)(c)	6,600,250
5,795,000	Shell International Finance BV, 1.578%, 9/12/2019(b)(c)	5,821,095

		16,486,737

	Life Insurance — 0.5%
5,785,000	Metropolitan Life Global Funding I, 1.582%, 9/14/2018, 144A(b)(c)	5,801,545

	Local Authorities — 1.6%
2,900,000	Provincia de Buenos Aires, 5.750%, 6/15/2019, 144A	2,995,700
2,280,000	Provincia de Buenos Aires, 6.500%, 2/15/2023, 144A	2,331,596
2,015,000	Provincia de Buenos Aires, 7.875%, 6/15/2027, 144A	2,086,130
200,805,000	Provincia de Buenos Aires, 24.080%, 5/31/2022, 144A, (ARS)(c)	12,322,290

		19,735,716

See accompanying notes to financial statements.

41  |

Portfolio of Investments – as of June 30, 2017 (Unaudited)

Loomis Sayles Strategic Alpha Fund – (continued)

Principal Amount (‡)	Description	Value (†)
	Media Entertainment — 0.8%
$4,150,000	Clear Channel Worldwide Holdings, Inc., 7.625%, 3/15/2020	$4,129,250
27,290,000	Grupo Televisa SAB, EMTN, 7.250%, 5/14/2043, (MXN)(b)	1,182,044
780,000	Myriad International Holdings BV, 4.850%, 7/06/2027, 144A	783,315
2,670,000	Netflix, Inc., 3.625%, 5/15/2027, 144A, (EUR)	3,099,094
725,000	Viacom, Inc., (fixed rate to 2/28/2027, variable rate thereafter), 6.250%, 2/28/2057	754,000

		9,947,703

	Metals & Mining — 0.4%
3,085,000	Stillwater Mining Co., 6.125%, 6/27/2022, 144A	3,039,342
1,900,000	Vale Overseas Ltd., 6.250%, 8/10/2026(b)	2,049,625

		5,088,967

	Midstream — 1.9%
2,695,000	AmeriGas Partners LP/AmeriGas Finance Corp., 5.500%, 5/20/2025	2,748,900
4,045,000	Energy Transfer LP, 6.125%, 12/15/2045(b)	4,378,235
995,000	Kinder Morgan Energy Partners LP, 5.000%, 8/15/2042(b)	972,662
255,000	Kinder Morgan Energy Partners LP, 5.000%, 3/01/2043(b)	245,999
2,690,000	NGL Energy Partners LP/NGL Energy Finance Corp., 5.125%, 7/15/2019	2,685,373
2,165,000	NGL Energy Partners LP/NGL Energy Finance Corp., 6.125%, 3/01/2025, 144A	1,980,975
415,000	NGL Energy Partners LP/NGL Energy Finance Corp., 6.875%, 10/15/2021	411,887
3,200,000	NGL Energy Partners LP/NGL Energy Finance Corp., 7.500%, 11/01/2023, 144A	3,156,000
800,000	Tennessee Gas Pipeline Co. LLC, 7.000%, 3/15/2027(b)	952,353
6,005,000	TransCanada Trust, (fixed rate to 3/15/2027, variable rate thereafter), 5.300%, 3/15/2077(b)	6,173,140

		23,705,524

	Non-Agency Commercial Mortgage-Backed Securities — 4.4%
1,600,000	BLCP Hotel Trust, Series 2014-CLRN, Class D, 3.659%, 8/15/2029, 144A(b)(c)	1,602,513
1,600,000	BLCP Hotel Trust, Series 2014-CLRN, Class E, 4.829%, 8/15/2029, 144A(c)	1,609,053
3,442,048	BXHTL Mortgage Trust, Series 2015-DRMZ, Class M, 9.289%, 5/15/2020, 144A(c)(e)(g)	3,350,145
4,565,000	CFCRE Commercial Mortgage Trust, Series 2011-C1, Class D, 6.281%, 4/15/2044, 144A(c)	4,655,379
1,900,000	Commercial Mortgage Trust, Series 2016-SAVA, Class C, 4.159%, 10/15/2034, 144A(b)(c)	1,909,520
3,700,000	Credit Suisse Mortgage Capital Certificates, Series 2015-TOWN, Class A, 2.377%, 3/15/2028, 144A(b)(c)	3,697,033
3,635,000	Credit Suisse Mortgage Trust, Series 2014-USA, Class E, 4.373%, 9/15/2037, 144A	3,159,874
2,552,340	DBUBS Mortgage Trust, Series 2011-LC1A, Class E, 5.871%, 11/10/2046, 144A(b)(c)	2,696,005
4,549,324	GS Mortgage Securities Trust, Series 2007-GG10, Class AM, 5.979%, 8/10/2045(c)	4,585,732

See accompanying notes to financial statements.

|  42

Portfolio of Investments – as of June 30, 2017 (Unaudited)

Loomis Sayles Strategic Alpha Fund – (continued)

Principal Amount (‡)	Description	Value (†)
	Non-Agency Commercial Mortgage-Backed Securities — continued
$482,299	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2007-LDPX, Class AM, 5.464%, 1/15/2049(c)	$481,952
3,090,000	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2015-SGP, Class D, 5.659%, 7/15/2036, 144A(b)(c)	3,120,818
1,570,000	Morgan Stanley Capital I Trust, Series 2011-C2, Class D, 5.666%, 6/15/2044, 144A(b)(c)	1,627,432
2,125,000	Morgan Stanley Capital I Trust, Series 2011-C2, Class E, 5.666%, 6/15/2044, 144A(b)(c)	2,010,811
9,711,051	Motel 6 Trust, Series 2015-M6MZ, Class M, 8.230%, 2/05/2020, 144A(e)(g)	9,854,775
2,280,000	SCG Trust, Series 2013-SRP1, Class B, 3.659%, 11/15/2026, 144A(b)(c)	2,203,128
2,200,000	SCG Trust, Series 2013-SRP1, Class C, 4.409%, 11/15/2026, 144A(b)(c)	2,144,398
3,165,000	SCG Trust, Series 2013-SRP1, Class D, 4.503%, 11/15/2026, 144A(b)(c)	2,992,540
2,587,500	WFRBS Commercial Mortgage Trust, Series 2011-C2, Class D, 5.788%, 2/15/2044, 144A(b)(c)	2,624,233

		54,325,341

	Oil, Gas & Consumable Fuels — 0.0%
240,000	Bonanza Creek Energy, Inc., Zero Coupon, 4/15/2021	—
905,000	Bonanza Creek Energy, Inc., 5.750%, 2/01/2023	—

		—

	Pharmaceuticals — 0.5%
3,175,000	Valeant Pharmaceuticals International, Inc., 5.500%, 3/01/2023, 144A	2,694,750
4,025,000	Valeant Pharmaceuticals International, Inc., 6.125%, 4/15/2025, 144A	3,406,156

		6,100,906

	Property & Casualty Insurance — 0.7%
6,000,000	Berkshire Hathaway Finance Corp., 1.475%, 1/10/2020(b)(c)	6,030,318
2,420,000	KISRS Midco 3 PLC, 8.375%, 7/15/2023, 144A, (GBP)	3,098,440

		9,128,758

	Refining — 0.5%
5,520,000	HollyFrontier Corp., 5.875%, 4/01/2026(b)	5,849,539

	Retailers — 0.1%
1,080,000	PVH Corp., 7.750%, 11/15/2023(b)	1,279,800

	Sovereigns — 2.1%
29,460,000	Argentina Politica Monetaria, 26.250%, 6/21/2020, (ARS)(c)	1,828,233
254,200,000	South Africa Government International Bond, 8.750%, 1/31/2044, (ZAR)	17,322,188
100,300,000	South Africa Government International Bond, 8.750%, 2/28/2048, (ZAR)	6,834,890

		25,985,311

	Technology — 2.7%
6,045,000	Apple, Inc., 1.252%, 5/11/2020(b)(c)	6,039,910
6,955,000	Cisco Systems, Inc., 1.614%, 9/20/2019(b)(c)	6,999,901
11,255,000	Dell International LLC/EMC Corp., 6.020%, 6/15/2026, 144A(b)	12,397,484
2,210,000	Donnelley Financial Solutions, Inc., 8.250%, 10/15/2024	2,342,600
6,000,000	International Business Machines Corp., Series 3FRN, 1.400%, 1/27/2020(b)(c)	6,022,512

		33,802,407

See accompanying notes to financial statements.

43  |

Portfolio of Investments – as of June 30, 2017 (Unaudited)

Loomis Sayles Strategic Alpha Fund – (continued)

Principal Amount (‡)	Description	Value (†)
	Treasuries — 4.8%
42,200(†††)	Brazil Letras do Tesouro Nacional, 11.920%, 7/01/2017, (BRL)	$12,733,168
1,115,000(††)	Mexican Fixed Rate Bonds, Series M, 5.750%, 3/05/2026, (MXN)(b)	5,735,365
164,370,000	Poland Government International Bond, Series 0727, 2.500%, 7/25/2027, (PLN)(b)	41,269,372

		59,737,905

	Wireless — 0.1%
400,000	Nokia Oyj, 3.375%, 6/12/2022	402,948
700,000	Nokia Oyj, 4.375%, 6/12/2027	712,691

		1,115,639

	Wirelines — 0.5%
10,085,000	Oi S.A., 9.750%, 9/15/2016, 144A, (BRL)(i)	791,482
5,685,000	Verizon Communications, Inc., 2.992%, 9/14/2018(b)(c)	5,787,864

		6,579,346

	Total Non-Convertible Bonds (Identified Cost $931,937,193)	921,565,141

Convertible Bonds — 2.1%
	Cable Satellite — 0.0%
210,000	Dish Network Corp., 2.375%, 3/15/2024, 144A	220,631

	Consumer Cyclical Services — 0.1%
2,315,000	Macquarie Infrastructure Corp., 2.000%, 10/01/2023(b)	2,304,872

	Diversified Manufacturing — 0.1%
930,000	Aerojet Rocketdyne Holdings, Inc., 2.250%, 12/15/2023, 144A	981,150

	Diversified Operations — 0.1%
775,000	RWT Holdings, Inc., 5.625%, 11/15/2019	810,844

	Healthcare — 0.1%
615,000	Evolent Health, Inc., 2.000%, 12/01/2021, 144A	794,119

	Leisure — 0.1%
650,000	Rovi Corp., 0.500%, 3/01/2020	642,083

	Media Entertainment — 0.1%
885,000	Liberty Media Corp., 2.250%, 9/30/2046, 144A	952,481

	Midstream — 0.2%
1,280,000	Chesapeake Energy Corp., 5.500%, 9/15/2026, 144A	1,196,800
385,000	SM Energy Co., 1.500%, 7/01/2021	346,019
1,075,000	Whiting Petroleum Corp., 1.250%, 4/01/2020	908,375

		2,451,194

	Oil Field Services — 0.2%
970,000	Hercules Capital, Inc., 4.375%, 2/01/2022, 144A(b)	991,825
1,760,000	Nabors Industries, Inc., 0.750%, 1/15/2024, 144A(b)	1,400,300

		2,392,125

See accompanying notes to financial statements.

|  44

Portfolio of Investments – as of June 30, 2017 (Unaudited)

Loomis Sayles Strategic Alpha Fund – (continued)

Principal Amount (‡)	Description	Value (†)
	Pharmaceuticals — 0.9%
$240,000	Acorda Therapeutics, Inc., 1.750%, 6/15/2021	$205,950
1,550,000	Horizon Pharma Investment Ltd., 2.500%, 3/15/2022	1,335,906
3,090,000	Impax Laboratories, Inc., 2.000%, 6/15/2022	2,628,431
1,590,000	Intercept Pharmaceuticals, Inc., 3.250%, 7/01/2023	1,546,275
2,660,000	Ionis Pharmaceuticals, Inc., 1.000%, 11/15/2021	2,821,263
3,100,000	Neurocrine Biosciences, Inc., 2.250%, 5/15/2024, 144A	3,078,687

		11,616,512

	Technology — 0.2%
2,600,000	Finisar Corp., 0.500%, 12/15/2036, 144A	2,538,250
825,000	Nuance Communications, Inc., 1.000%, 12/15/2035	795,044

		3,333,294

	Total Convertible Bonds (Identified Cost $26,034,572)	26,499,305

	Total Bonds and Notes (Identified Cost $957,971,765)	948,064,446

Senior Loans — 9.9%
	Aerospace & Defense — 0.5%
2,140,000	Avolon TLB Borrower 1 (Luxembourg) S.a.r.l., Term Loan B2, 3.962%, 3/20/2022(c)	2,152,519
1,091,601	Engility Corp., Term Loan B2, 4.976%, 8/12/2023(c)	1,102,518
333,821	TransDigm, Inc., 2015 Term Loan E, 4.249%, 5/14/2022(j)	333,153
2,386,170	TransDigm, Inc., 2016 Extended Term Loan F, 4.226%, 6/09/2023(c)	2,381,278

		5,969,468

	Automotive — 0.3%
1,164,016	Gates Global LLC, 2017 USD Term Loan B, 4.546%, 4/01/2024(c)	1,162,956
2,784,053	Truck Hero, Inc., 1st Lien Term Loan, 5.156%, 4/21/2024(c)	2,761,447

		3,924,403

	Building Materials — 0.5%
1,588,000	HD Supply, Inc., Incremental Term Loan B2, 4.046%, 10/17/2023(c)	1,595,940
858,785	Ply Gem Industries, Inc., Term Loan, 4.296%, 2/01/2021(c)	862,272
1,311,704	Quikrete Holdings, Inc., 2016 1st Lien Term Loan, 11/15/2023(k)	1,307,874
2,358,150	Quikrete Holdings, Inc., 2016 1st Lien Term Loan, 3.976%, 11/15/2023(c)	2,351,264

		6,117,350

	Cable Satellite — 0.5%
204,488	CSC Holdings LLC, 2017 1st Lien Term Loan, 3.459%, 7/17/2025(c)	202,903
3,100,000	Unitymedia Hessen GmbH & Co. KG, Term Loan B, 9/30/2025(k)	3,085,058
2,575,000	Virgin Media Bristol LLC, USD Term Loan I, 3.909%, 1/31/2025(c)	2,574,356

		5,862,317

	Chemicals — 0.3%
365,000	Ashland, Inc., 2017 Term Loan B, 3.208%, 5/24/2024(j)	366,142
766,245	Axalta Coating Systems Dutch Holding B B.V, USD Term Loan, 3.296%, 6/01/2024(c)	768,084

See accompanying notes to financial statements.

45  |

Portfolio of Investments – as of June 30, 2017 (Unaudited)

Loomis Sayles Strategic Alpha Fund – (continued)

Principal Amount (‡)	Description	Value (†)
	Chemicals — continued
$3,100,000	Klockner-Pentaplast of America, Inc., USD 2017 Term Loan B2, 6/13/2024(k)	$3,065,125

		4,199,351

	Consumer Cyclical Services — 0.4%
5,034,700	Xerox Business Services LLC, USD Term Loan B, 5.226%, 12/07/2023(c)	5,091,340

	Consumer Products — 0.2%
3,111,494	Serta Simmons Bedding LLC, 1st Lien Term Loan, 4.586%, 11/08/2023(j)	3,106,609

	Electric — 0.2%
2,024,007	AES Corp., 2017 Term Loan B, 5/24/2022(k)	2,016,923
1,069,205	AES Corp., 2017 Term Loan B, 3.192%, 5/24/2022(c)	1,065,462

		3,082,385

	Environmental — 0.1%
749,338	GFL Environmental, Inc., USD Term Loan B, 4.046%, 9/29/2023(c)	751,833

	Food & Beverage — 0.1%
656,818	Post Holdings, Inc., 2017 Series A Incremental Term Loan, 5/24/2024(k)	657,285
788,182	Post Holdings, Inc., 2017 Series A Incremental Term Loan, 3.470%, 5/24/2024(c)	788,741

		1,446,026

	Gaming — 0.1%
734,248	Boyd Gaming Corp., Term Loan B3, 3.688%, 9/15/2023(c)	735,629

	Health Insurance — 0.1%
1,377,604	Hyperion Insurance Group Ltd., 2017 Term Loan B, 5.250%, 4/29/2022(c)	1,386,641

	Healthcare — 0.5%
1,952,879	Change Healthcare Holdings, Inc., 2017 Term Loan B, 3.976%, 3/01/2024(c)	1,952,058
900,475	Envision Healthcare Corp., 2016 Term Loan B, 4.300%, 12/01/2023(c)	904,077
2,979,355	Team Health Holdings, Inc., 1st Lien Term Loan, 3.976%, 2/06/2024(c)	2,952,362

		5,808,497

	Independent Energy — 0.5%
3,385,000	California Resources Corp., Second Out Term Loan, 11.534%, 12/31/2021(c)	3,571,175
2,649,896	Chesapeake Energy Corp., Term Loan, 8.686%, 8/23/2021(c)	2,799,615
354,393	MEG Energy Corp., 2017 Term Loan B, 4.696%, 12/31/2023(c)(j)	344,870

		6,715,660

	Industrial Other — 0.4%
2,932,875	Allied Universal Holdco LLC, 2015 Term Loan, 5.046%, 7/28/2022(c)	2,938,975
1,901,505	Pinnacle Operating Corp., Term Loan (Extended), 8.476%, 11/15/2021(c)	1,751,762

		4,690,737

	Internet & Data — 0.1%
1,355,000	Aerial Merger Sub, Inc., Term Loan B2, 2/28/2024(k)	1,363,049

	Leisure — 0.0%
309,225	AMC Entertainment, Inc., New Term Loan B, 3.466%, 12/15/2023(c)	309,689

See accompanying notes to financial statements.

|  46

Portfolio of Investments – as of June 30, 2017 (Unaudited)

Loomis Sayles Strategic Alpha Fund – (continued)

Principal Amount (‡)	Description	Value (†)
	Media — 0.2%
$1,000,000	Ziggo Secured Finance Partnership, USD Term Loan E, 4/15/2025(k)	$996,590
2,090,760	Ziggo Secured Finance Partnership, USD Term Loan E, 3.659%, 4/15/2025(c)	2,083,631

		3,080,221

	Media Entertainment — 0.3%
1,504,977	Camelot UK Holdco Ltd., 2017 Term Loan B, 4.726%, 10/03/2023(c)	1,513,044
1,044,766	CBS Radio, Inc., Term Loan B, 4.716%, 10/17/2023(c)	1,046,072
845,143	Donnelley Financial Solutions, Inc., Term Loan B, 5.076%, 9/30/2023(c)	852,893

		3,412,009

	Midstream — 0.1%
1,705,000	BCP Raptor LLC, Term Loan B, 5.466%, 6/06/2024(c)	1,683,687

	Natural Gas — 0.1%
948,379	Southcross Energy Partners LP, 1st Lien Term Loan, 5.546%, 8/04/2021(c)	817,977

	Other Utility — 0.2%
3,113,817	PowerTeam Services LLC, 1st Lien Term Loan, 4.546%, 5/06/2020(c)	3,082,678

	Packaging — 0.3%
3,035,000	BWAY Holding Co., 2017 Term Loan B, 4.326%, 4/03/2024(c)	3,033,361
267,188	Signode Industrial Group U.S., Inc., USD Term Loan B, 4.007%, 5/04/2021(j)	266,854

		3,300,215

	Pharmaceuticals — 0.4%
5,402,850	inVentiv Health, Inc., 2016 Term Loan B, 4.952%, 11/09/2023(c)	5,409,604

	Property & Casualty Insurance — 0.3%
3,267,065	USI, Inc., 2017 Term Loan B, 4.180%, 5/16/2024(c)	3,242,562

	Restaurants — 0.3%
3,300,000	1011778 B.C. Unlimited Liability Co., Term Loan B3, 2/16/2024(k)	3,290,727
354,111	1011778 B.C. Unlimited Liability Co., Term Loan B3, 3.503%, 2/16/2024(j)	353,116

		3,643,843

	Retailers — 0.6%
3,000,000	Bass Pro Group LLC, Term Loan B, 6.296%, 12/16/2023(c)	2,911,500
1,346,849	Harbor Freight Tools USA, Inc., 2016 Term Loan B, 4.476%, 8/18/2023(c)	1,345,341
1,158,909	Men’s Wearhouse, Inc. (The), Term Loan B, 4.613%, 6/18/2021(j)	1,107,488
1,670,806	Talbots, Inc. (The), 1st Lien Term Loan, 5.726%, 3/19/2020(c)	1,558,862

		6,923,191

	Supermarkets — 0.3%
3,309,890	Albertsons LLC, USD 2017 Term Loan B4, 8/25/2021(k)	3,265,206

	Technology — 0.8%
1,865,000	Almond, Inc., USD 1st Lien Term Loan, 4.736%, 6/13/2024(c)	1,864,310
752,193	Cavium, Inc., 2017 Term Loan B, 3.466%, 8/16/2022(c)	750,312
389,025	Gartner, Inc., Term Loan B, 3.226%, 4/05/2024(c)	389,998
100,101	MA FinanceCo. LLC, USD Term Loan B3, 3.964%, 4/29/2024(c)	100,226
987,525	Rackspace Hosting, Inc., 2017 1st Lien Term Loan, 11/03/2023(k)	986,597
676,009	Seattle Spinco, Inc., USD Term Loan B3, 4.030%, 4/19/2024(c)	676,854

See accompanying notes to financial statements.

47  |

Portfolio of Investments – as of June 30, 2017 (Unaudited)

Loomis Sayles Strategic Alpha Fund – (continued)

Principal Amount (‡)	Description	Value (†)
	Technology — continued
$4,987,953	Veritas Bermuda Ltd., Repriced Term Loan B, 1/27/2023(k)	$4,993,140

		9,761,437

	Transportation Services — 0.2%
2,977,500	Uber Technologies, Term Loan B, 5.216%, 7/13/2023(c)	2,976,577

	Wireless — 0.6%
282,710	Altice U.S. Finance I Corp., 2017 Term Loan, 3.466%, 7/28/2025(c)	279,883
630,420	GTT Communications, Inc., 2017 Add on Term Loan B, 1/09/2024(k)	631,605
628,840	GTT Communications, Inc., 2017 Term Loan B, 5.250%, 1/09/2024(c)	630,022
2,965,000	Lonestar Intermediate Super Holdings LLC, PIK Term Loan B, 10.226%, 8/31/2021(c)(l)	3,048,405
2,817,938	Sprint Communications, Inc., 1st Lien Term Loan B, 3.750%, 2/02/2024(c)	2,817,346

		7,407,261

	Wirelines — 0.4%
3,120,000	CenturyLink, Inc., 2017 Term Loan B, 1.375%, 1/31/2025(c)	3,082,747
1,160,000	Consolidated Communications, Inc., Delayed Draw Term Loan B2, 10/05/2023(k)	1,162,610
479,804	Zayo Group LLC, 2017 Term Loan B2, 3.716%, 1/19/2024(c)	480,006

		4,725,363

	Total Senior Loans (Identified Cost $123,136,249)	123,292,815

Loan Participations — 0.2%
	ABS Other — 0.2%
1,950,203	Rise Ltd., Series 2014-1, Class A, 4.750%, 2/15/2039 (b)(c) (Identified Cost $1,964,830)	1,950,203

Shares
Preferred Stocks — 0.7%
Convertible Preferred Stocks — 0.4%
	Food & Beverage — 0.3%
29,228	Bunge Ltd., 4.875%	3,092,688

	Midstream — 0.1%
1,714	Chesapeake Energy Corp., 5.750%	1,029,471

	Technology — 0.0%
5,395	Belden, Inc., 6.750%	559,623

	Total Convertible Preferred Stocks (Identified Cost $4,326,084)	4,681,782

See accompanying notes to financial statements.

|  48

Portfolio of Investments – as of June 30, 2017 (Unaudited)

Loomis Sayles Strategic Alpha Fund – (continued)

Shares	Description	Value (†)
Non-Convertible Preferred Stock — 0.3%
	Cable Satellite — 0.3%
4,040,000	NBCUniversal Enterprise, Inc., 5.250%, 144A(b) (Identified Cost $4,040,000)	$4,293,955

	Total Preferred Stocks (Identified Cost $8,366,084)	8,975,737

Common Stocks — 4.6%
	Aerospace & Defense — 0.1%
8,093	United Technologies Corp.	988,236

	Air Freight & Logistics — 0.0%
1,295	FedEx Corp.	281,442

	Auto Components — 0.0%
3,092	Delphi Automotive PLC	271,014

	Automobiles — 0.0%
10,620	General Motors Co.	370,957

	Banks — 0.3%
11,770	BB&T Corp.	534,476
16,585	JPMorgan Chase & Co.	1,515,869
5,047	PNC Financial Services Group, Inc. (The)	630,219
12,795	Wells Fargo & Co.	708,971

		3,389,535

	Beverages — 0.1%
2,245	Constellation Brands, Inc., Class A	434,924
11,633	PepsiCo, Inc.	1,343,495

		1,778,419

	Chemicals — 0.1%
3,036	E.I. du Pont de Nemours & Co.	245,036
4,974	Huntsman Corp.	128,528
4,247	Monsanto Co.	502,675
5,376	Trinseo S.A.	369,331

		1,245,570

	Containers & Packaging — 0.0%
4,724	WestRock Co.	267,662

	Diversified Telecommunication Services — 0.1%
13,670	CenturyLink, Inc.	326,439
21,071	Verizon Communications, Inc.	941,031

		1,267,470

	Electric Utilities — 0.1%
10,130	Exelon Corp.	365,389
4,502	NextEra Energy, Inc.	630,865
5,659	PG&E Corp.	375,588

		1,371,842

See accompanying notes to financial statements.

49  |

Portfolio of Investments – as of June 30, 2017 (Unaudited)

Loomis Sayles Strategic Alpha Fund – (continued)

Shares	Description	Value (†)
	Energy Equipment & Services — 0.1%
45,024	Halliburton Co.	$1,922,975

	Food & Staples Retailing — 0.0%
1,451	Costco Wholesale Corp.	232,058

	Food Products — 0.1%
15,338	Mondelez International, Inc., Class A	662,448

	Health Care Equipment & Supplies — 0.1%
8,768	Medtronic PLC	778,160

	Health Care Providers & Services — 0.1%
4,173	UnitedHealth Group, Inc.	773,758

	Hotels, Restaurants & Leisure — 0.1%
12,595	Hilton Worldwide Holdings, Inc.	779,001
5,599	McDonald’s Corp.	857,543

		1,636,544

	Household Products — 0.1%
11,363	Procter & Gamble Co. (The)	990,285

	Industrial Conglomerates — 0.2%
34,961	General Electric Co.	944,297
6,664	Honeywell International, Inc.	888,244
1,583	Roper Technologies, Inc.	366,512

		2,199,053

	Insurance — 0.1%
4,388	Chubb Ltd.	637,928
9,863	MetLife, Inc.	541,873

		1,179,801

	IT Services — 0.1%
7,166	Automatic Data Processing, Inc.	734,228

	Machinery — 0.1%
3,407	Cummins, Inc.	552,683
5,590	Dover Corp.	448,430

		1,001,113

	Media — 0.1%
12,882	Comcast Corp., Class A	501,367
3,206	Walt Disney Co. (The)	340,638

		842,005

	Multi-Utilities — 0.0%
2,202	Sempra Energy	248,276

	Oil, Gas & Consumable Fuels — 1.8%
36,566	Anadarko Petroleum Corp.	1,657,902
31,585	Bonanza Creek Energy, Inc.(f)	1,001,560
14,810	Canadian Natural Resources Ltd.	427,120
7,854	Chevron Corp.	819,408
41,566	Encana Corp.	365,781
1,986	EQT Corp.	116,360
5,898	Exxon Mobil Corp.	476,146

See accompanying notes to financial statements.

|  50

Portfolio of Investments – as of June 30, 2017 (Unaudited)

Loomis Sayles Strategic Alpha Fund – (continued)

Shares	Description	Value (†)
	Oil, Gas & Consumable Fuels — continued
50,446	Frontera Energy Corp.(f)	$1,332,338
13,058	Golar LNG Ltd.	290,540
315,117	Halcon Resources Corp.(f)	1,430,631
139,645	Jagged Peak Energy, Inc.(f)	1,864,261
136,464	Marathon Oil Corp.	1,617,098
188,463	OGX Petroleo e Gas S.A., Sponsored ADR(f)	131,924
63,269	Parsley Energy, Inc., Class A(f)	1,755,715
38,601	PDC Energy, Inc.(f)	1,664,089
1,826	Valero Energy Corp.	123,182
1,172,927	Whiting Petroleum Corp.(f)	6,462,828
12,161	Williams Cos., Inc. (The)	368,235

		21,905,118

	Pharmaceuticals — 0.2%
7,190	Bristol-Myers Squibb Co.	400,627
5,729	Eli Lilly & Co.	471,497
4,908	Johnson & Johnson	649,279
30,885	Pfizer, Inc.	1,037,427

		2,558,830

	Road & Rail — 0.0%
7,787	CSX Corp.	424,859

	Semiconductors & Semiconductor Equipment — 0.1%
14,986	QUALCOMM, Inc.	827,527
14,485	Teradyne, Inc.	434,985

		1,262,512

	Software — 0.2%
14,762	Microsoft Corp.	1,017,545
29,826	Oracle Corp.	1,495,475

		2,513,020

	Technology Hardware, Storage & Peripherals — 0.2%
18,519	Apple, Inc.	2,667,106

	Tobacco — 0.1%
14,595	Altria Group, Inc.	1,086,890

	Total Common Stocks (Identified Cost $70,130,651)	56,851,186

Exchange-Traded Funds — 0.3%
128,943	Financial Select Sector SPDR® Fund (Identified Cost $3,091,808)	3,181,024

Other Investments — 1.2%
	Aircraft ABS — 1.2%
58,545	Aergen LLC(d)(e)	5,947,806
900	ECAF I Blocker Ltd.(d)(e)	8,912,709

	Total Aircraft ABS (Identified Cost $14,854,500)	14,860,515

See accompanying notes to financial statements.

51  |

Portfolio of Investments – as of June 30, 2017 (Unaudited)

Loomis Sayles Strategic Alpha Fund – (continued)

Shares/Units of Currency(††††)	Description	Value (†)
Purchased Options — 0.2%
Options on Securities — 0.1%
250,700	SPDR® S&P 500® ETF Trust Put expiring August 18, 2017 at 239(f)	$570,343
500,000	SPDR® S&P® Oil & Gas Exploration & Production ETF, Call expiring December 15, 2017 at 35(f)	755,000

	Total Options on Securities (Identified Cost $2,011,810)	1,325,343

Over-the-Counter Options on Currency — 0.1%
40,300,000	CAD Put expiring July 31, 2017 at 1.3646(f)(m)	6,327
26,793,000	EUR Put expiring July 13, 2017 at 1.0500(f)(n)	—
37,450,000	PHP Put expiring May 18, 2018 at 51.0550(f)(o)	1,050,697

	Total Over-the-Counter Options on Currency (Identified Cost $2,092,207)	1,057,024

	Total Purchased Options (Identified Cost $4,104,017)	2,382,367

Principal Amount (‡)
Short-Term Investments — 6.6%
$395,136	Repurchase Agreement with State Street Bank and Trust Company, dated 6/30/2017 at 0.000% to be repurchased at $395,136 on 7/03/2017 collateralized by $400,200 U.S. Treasury Note, 1.500% due 8/31/2018 valued at $403,097 including accrued interest (Note 2 of Notes to Financial Statements)	395,136
76,174,126	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 6/30/2017 at 0.340% to be repurchased at $76,176,284 on 7/03/2017 collateralized by $76,065,000 U.S. Treasury Note, 2.000% due 2/15/2025 valued at $75,788,656; $1,915,000 U.S. Treasury Note, 2.125% due 5/15/2025 valued at $1,913,363 including accrued interest (Note 2 of Notes to Financial Statements)	76,174,126
5,400,000	U.S. Treasury Bills, 0.586%, 07/13/2017(p)(q)	5,398,839

	Total Short-Term Investments (Identified Cost $81,968,206)	81,968,101

	Total Investments — 100.2% (Identified Cost $1,265,588,110)(a)	1,241,526,394
	Other assets less liabilities – (0.2)%	(2,372,304)

	Net Assets — 100.0%	$1,239,154,090

See accompanying notes to financial statements.

|  52

Portfolio of Investments – as of June 30, 2017 (Unaudited)

Loomis Sayles Strategic Alpha Fund – (continued)

Shares (††††)	Description	Value (†)
Written Options — (0.0%)
Options on Securities — (0.0%)
9,200	Apple, Inc., Call expiring July 21, 2017 at 165	$(552)
128,900	Financial Select Sector SPDR® Fund, Call expiring July 21, 2017 at 25	(25,136)
29,200	Oracle Corp. Call expiring July 21, 2017 at 48	(67,160)
26,400	Pfizer, Inc., Call expiring July 21, 2017 at 36	(264)

(93,112)

	Total Written Options (Premiums Received $48,308)	$(93,112)

(‡)	Principal Amount stated in U.S. dollars unless otherwise noted.
(†)	See Note 2 of Notes to Financial Statements.
(††)	Amount shown represents units. One unit represents a principal amount of 100.
(†††)	Amount shown represents units. One unit represents a principal amount of 1,000.
(††††)	Options on securities are expressed as shares. Options on currency are expressed as units of currency.
(a)	Federal Tax Information (Amounts exclude certain adjustments that will be made at the end of the Fund’s fiscal year for tax purposes. Such adjustments are primarily due to wash sales.):
At June 30, 2017, the net unrealized depreciation on investments based on a cost of $1,265,858,094 for federal income tax purposes was as follows:
	Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$28,448,503
	Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(52,780,203)

	Net unrealized depreciation	$(24,331,700)

(b)	Security (or a portion thereof) has been designated to cover the Fund’s obligations under open derivative contracts.
(c)	Variable rate security. Rate as of June 30, 2017 is disclosed.
(d)	Fair valued by the Fund’s adviser. At June 30, 2017, the value of these securities amounted to $24,409,817 or 2.0% of net assets. See Note 2 of Notes to Financial Statements.
(e)	Illiquid security.
(f)	Non-income producing security.
(g)	Securities classified as fair valued pursuant to the Fund’s pricing policies and procedures. At June 30, 2017, the value of these securities amounted to $16,186,026 or 1.3% of net assets. See Note 2 of Notes to Financial Statements.
(h)	Security represents right to receive monthly interest payments on an underlying pool of mortgages. Principal shown is the outstanding par amount of the pool held as of the end of the period.
(i)	The issuer is in default with respect to interest and/or principal payments. Income is not being accrued.
(j)	Variable rate security. Rate shown represents the weighted average rate of underlying contracts at June 30, 2017.
(k)	Position is unsettled. Contract rate was not determined at June 30, 2017 and does not take effect until settlement date. Maturity date is not finalized until settlement date.

See accompanying notes to financial statements.

53  |

Portfolio of Investments – as of June 30, 2017 (Unaudited)

Loomis Sayles Strategic Alpha Fund – (continued)

(l)	Payment-in-kind security for which the issuer has the option at each interest payment date of making interest payments in cash or additional debt securities. For the period ended June 30, 2017, interest payments were made in cash.
(m)	Counterparty is Deutsche Bank AG.
(n)	Counterparty is Morgan Stanley Capital Services, Inc.
(o)	Counterparty is Bank of America, N.A.
(p)	Interest rate represents discount rate at time of purchase; not a coupon rate.
(q)	Security has been pledged as collateral for open derivative contracts.

144A	All or a portion of these securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2017, the value of Rule 144A holdings amounted to $376,848,782 or 30.4% of net assets.
ABS	Asset-Backed Securities
ADR	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. The values of ADRs may be significantly influenced by trading on exchanges not located in the United States.
EMTN	Euro Medium Term Note
ETF	Exchange-Traded Fund
GMTN	Global Medium Term Note
JIBAR	Johannesburg Interbank Agreed Rate
LIBOR	London Interbank Offered Rate
MTN	Medium Term Note
PIK	Payment-in-Kind
SAFEX	South African Futures Exchange
SLM	Sallie Mae
TIIE	Equilibrium Interbank Interest Rate (Tasa de Interes de Equilibrio)

ARS	Argentine Peso
BRL	Brazilian Real
CAD	Canadian Dollar
COP	Colombian Peso
EUR	Euro
GBP	British Pound
MXN	Mexican Peso
PHP	Philippine Peso
PLN	Polish Zloty
USD	U.S. Dollar
ZAR	South African Rand

See accompanying notes to financial statements.

|  54

Portfolio of Investments – as of June 30, 2017 (Unaudited)

Loomis Sayles Strategic Alpha Fund – (continued)

At June 30, 2017, the Fund had the following open bilateral credit default swap agreements:

Buy Protection
Counterparty	Reference Obligation	(Pay)/ Receive Fixed Rate	Expiration Date	Notional Value(‡)	Unamortized Up Front Premium Paid/ (Received)		Market Value	Unrealized Appreciation (Depreciation)
Bank of America, N.A.	CDX.EM Series 27, 5-Year	(1.00%)	6/20/2022	6,000,000		$319,121	$275,276	$(43,845)
Bank of America, N.A.	Republic of Turkey	(1.00%)	6/20/2022	10,675,000		674,745	455,663	(219,082)
Barclays Bank PLC	Enel SpA	(1.00%)	6/20/2022	5,500,000	EUR	36,941	(94,027)	(130,968)
JPMorgan Chase Bank, N.A.	Enel SpA	(1.00%)	6/20/2022	5,500,000	EUR	32,780	(94,027)	(126,807)
JPMorgan Chase Bank, N.A.	Intesa Sanpaolo SpA, EMTN	(1.00%)	6/20/2022	11,000,000	EUR	306,503	(62,933)	(369,436)
Morgan Stanley Capital Services, Inc.	China Government International Bond	(1.00%)	6/20/2022	5,900,000		(34,129)	(83,824)	(49,695)
Morgan Stanley Capital Services, Inc.	Markit iTraxx Asia ex-Japan Index Series 25, 5-Year	(1.00%)	6/20/2022	13,280,000		(9,175)	(80,385)	(71,210)
Morgan Stanley Capital Services, Inc.	Republic of Korea	(1.00%)	6/20/2022	15,150,000		(341,694)	(337,135)	4,559

Total							$(21,392)	$(1,006,484)

Buy Protection

At June 30, 2017, the Fund had the following open centrally cleared credit default swap agreements:

Reference Obligation	(Pay)/ Receive Fixed Rate	Expiration Date	Notional Value(‡)	Market Value	Unrealized Appreciation (Depreciation)
CDX.HY Series 28, 5-Year	(5.00%)	06/20/2022	1,600,000	$(110,310)	$(13,662)

(‡)	Notional value stated in U.S. dollars unless otherwise noted.

At June 30, 2017, the Fund had the following open bilateral interest rate swap agreements:

Counterparty	Notional Value	Currency	Expiration Date	Fund Pays	Fund Receives	Market Value[1]
Bank of America, N.A.	36,000,000	ZAR	5/8/2025	7.950%	3-month SAFEX-JIBAR	$(21,560)
Bank of America, N.A.	330,558,000	MXN	7/3/2026	28-day TIIE	6.130%	(1,207,715)

See accompanying notes to financial statements.

55  |

Portfolio of Investments – as of June 30, 2017 (Unaudited)

Loomis Sayles Strategic Alpha Fund – (continued)

Counterparty	Notional Value	Currency	Expiration Date	Fund Pays	Fund Receives	Market Value[1]
Barclays Bank PLC	291,000,000	ZAR	5/5/2025	7.950%	3-month SAFEX-JIBAR	$(175,448)
Deutsche Bank AG	104,000,000	MXN	7/3/2026	28-day TIIE	6.135%	(378,035)
JPMorgan Chase Bank, N.A.	57,120,000	ZAR	4/17/2025	7.720%	3-month SAFEX-JIBAR	23,130

Total						$(1,759,628)

At June 30, 2017, the Fund had the following open centrally cleared interest rate swap agreements:

Notional Value	Currency	Expiration Date	Fund Pays	Fund Receives	Market Value[1]
19,195,200	USD	7/18/2026	1.410%	3-month LIBOR	$1,334,570

[1]	There are no up front payments on interest rate swap agreements; therefore unrealized appreciation (depreciation) is equal to market value.

At June 30, 2017, the Fund had the following open forward foreign currency contracts:

Contract to Buy/Sell	Delivery Date	Currency	Units of Currency	Notional Value	Unrealized Appreciation (Depreciation)
Buy[1]	7/06/2017	Brazilian Real	6,035,000	$1,821,251	$(74,760)
Sell[1]	7/06/2017	Brazilian Real	37,900,000	11,437,514	(501,141)
Sell[2]	7/17/2017	Brazilian Real	23,300,000	7,014,704	(1,912)
Sell[1]	7/12/2017	British Pound	1,225,000	1,595,868	(12,302)
Sell[3]	7/17/2017	British Pound	5,095,000	6,638,547	(145,683)
Sell[2]	9/08/2017	British Pound	2,420,000	3,158,138	(29,659)
Buy[4]	7/20/2017	Canadian Dollar	24,885,000	19,195,135	388,099
Sell[4]	7/20/2017	Canadian Dollar	24,885,000	19,195,135	(720,268)
Sell[5]	7/31/2017	Colombian Peso	18,400,000,000	6,016,014	30,650
Sell[2]	7/12/2017	Euro	16,925,000	19,337,822	(311,584)
Sell[3]	7/19/2017	Euro	2,000,000	2,285,937	(52,153)
Sell[3]	7/26/2017	Euro	2,800,000	3,201,457	(71,897)
Sell[2]	7/31/2017	Euro	33,850,000	38,713,231	(228,353)
Sell[2]	8/11/2017	Euro	2,850,000	3,261,298	(148,792)
Sell[6]	9/13/2017	Euro	2,730,000	3,129,402	(60,606)
Buy[2]	7/12/2017	Hungarian Forint	5,221,490,000	19,315,083	276,616
Sell[5]	7/24/2017	Indonesian Rupiah	196,800,000,000	14,735,714	14,698
Buy[1]	7/03/2017	Mexican Peso	236,150,000	13,011,915	365,923
Buy[1]	8/03/2017	Mexican Peso	236,150,000	12,952,143	(109,251)
Sell[1]	7/03/2017	Mexican Peso	236,150,000	13,011,915	113,071
Sell[2]	7/19/2017	Mexican Peso	92,400,000	5,079,936	1,454
Sell[1]	8/24/2017	New Russian Ruble	695,000,000	11,660,947	292,443

See accompanying notes to financial statements.

|  56

Portfolio of Investments – as of June 30, 2017 (Unaudited)

Loomis Sayles Strategic Alpha Fund – (continued)

Contract to Buy/Sell	Delivery Date	Currency	Units of Currency	Notional Value	Unrealized Appreciation (Depreciation)
Buy[1]	7/31/2017	Norwegian Krone	154,915,000	$18,565,437	$268,430
Buy[2]	5/21/2018	Philippine Peso	1,845,925,000	36,061,311	(168,817)
Buy[1]	7/03/2017	Polish Zloty	157,705,000	42,557,986	61,354
Sell[1]	7/03/2017	Polish Zloty	157,705,000	42,557,986	(140,828)
Sell[1]	8/03/2017	Polish Zloty	157,705,000	42,551,926	(62,737)
Buy[1]	7/03/2017	South African Rand	161,645,000	12,355,819	(94,981)
Sell[1]	7/03/2017	South African Rand	161,645,000	12,355,819	(164,201)
Sell[1]	8/03/2017	South African Rand	161,645,000	12,294,939	90,228
Sell[1]	9/22/2017	South African Rand	169,075,000	12,754,190	101,661
Sell[1]	9/22/2017	South African Rand	166,930,000	12,592,381	(26,515)
Buy[1]	7/19/2017	Swedish Krona	161,100,000	19,137,172	690,516
Buy[1]	7/03/2017	Turkish Lira	43,195,000	12,276,713	175,409
Buy[1]	8/03/2017	Turkish Lira	43,195,000	12,170,005	6,169
Buy[1]	8/24/2017	Turkish Lira	42,700,000	11,959,864	355,815
Sell[1]	7/03/2017	Turkish Lira	43,195,000	12,276,713	(6,103)
Buy[2]	9/19/2017	Yuan Renminbi	235,000,000	34,503,492	1,173,941
Sell[2]	9/19/2017	Yuan Renminbi	235,000,000	34,503,492	(274,375)

Total					$999,559

1 Counterparty is Morgan Stanley Capital Services, Inc.

2 Counterparty is Bank of America, N.A.

3 Counterparty is Deutsche Bank AG

4 Counterparty is Goldman Sachs & Co.

5 Counterparty is Credit Suisse International

6 Counterparty is UBS AG

At June 30, 2017, open long futures contracts were as follows:

Financial Futures	Expiration Date	Contracts	Notional Value	Unrealized Appreciation (Depreciation)
CBOE SPX Volatility Index	8/16/2017	222	$2,813,850	$(305,849)

At June 30, 2017, open short futures contracts were as follows:

Financial Futures	Expiration Date	Contracts	Notional Value	Unrealized Appreciation (Depreciation)
E-mini S&P 500®	9/15/2017	158	$19,125,110	$42,279
Eurodollar	3/18/2019	2,440	598,684,500	(1,256,771)
German Euro Bund	9/07/2017	27	4,991,754	92,164

Total				$(1,122,328)

See accompanying notes to financial statements.

57  |

Portfolio of Investments – as of June 30, 2017 (Unaudited)

Loomis Sayles Strategic Alpha Fund – (continued)

Industry Summary at June 30, 2017 (Unaudited)

ABS Home Equity	9.3%
ABS Credit Card	7.3
ABS Car Loan	6.1
Treasuries	4.8
Independent Energy	4.6
Non-Agency Commercial Mortgage-Backed Securities	4.4
ABS Other	4.1
Technology	3.7
Automotive	3.7
Banking	3.6
Government Owned – No Guarantee	2.4
Midstream	2.3
Sovereigns	2.1
Pharmaceuticals	2.0
Other Investments, less than 2% each	33.2
Short-Term Investments	6.6

Total Investments	100.2
Other assets less liabilities (including open written options, swap agreements, forward foreign currency and futures contracts)	(0.2)

Net Assets	100.0%

See accompanying notes to financial statements.

|  58

Portfolio of Investments – as of June 30, 2017 (Unaudited)

McDonnell Intermediate Municipal Bond Fund

Principal Amount	Description	Value (†)
Bonds and Notes — 92.4% of Net Assets
Municipals — 92.4%
	Alabama — 1.3%
$500,000	UAB Medicine Finance Authority Revenue, Series B-2, 3.500%, 9/01/2035	$501,615

	California — 13.1%
250,000	Alameda Corridor Transportation Authority Revenue, Senior Lien, Refunding, Series A, 5.000%, 10/01/2024	294,080
380,000	Bay Area Water Supply & Conservation Agency Revenue, Series A, 5.000%, 10/01/2024	449,388
1,000,000	California Municipal Finance Authority Revenue, University of La Verne, Series A, 3.750%, 6/01/2037	1,015,710
485,000	California School Finance Authority Revenue, Aspire Public Schools Obligated Group, Refunding, 5.000%, 8/01/2027	543,850
250,000	California Statewide Communities Development Authority, 4.000%, 11/01/2032	255,085
700,000	Garden Grove Unified School District, 2010 Election, GO, Series C, 5.000%, 8/01/2035	806,484
1,000,000	Norman Y. Mineta San Jose International Airport Revenue, Refunding, Series A, AMT, (BAM insured), 4.000%, 3/01/2042	1,024,940
760,000	San Gorgonio Memorial Health Care District, GO, Refunding, 5.000%, 8/01/2024	905,737

		5,295,274

	Colorado — 7.6%
1,000,000	Adams & Weld Counties School District No. 27J Brighton, GO, (State Aid Withholding), 5.000%, 12/01/2028	1,206,910
260,000	Colorado Springs Utilities System Revenue, Series B-2, 5.000%, 11/15/2033	306,007
400,000	Colorado State Health Facilities Authority Revenue, Craig Hospital Project, 5.000%, 12/01/2028	447,020
400,000	Denver City & County School District No. 1, GO, Prerefunded 12/01/2022@100, Series B, (State Aid Withholding), 5.000%, 12/01/2026	473,072
500,000	Regional Transportation District Sales Tax Revenue, Fastracks Project, Refunding, Series A, 5.000%, 11/01/2028	627,610

		3,060,619

	Florida — 13.2%
250,000	City of Cape Coral FL Water & Sewer Revenue, (AGM Insured), 3.000%, 9/01/2027	251,522
100,000	City of Cape Coral FL Water & Sewer Revenue, (AGM Insured), 3.000%, 9/01/2028	99,622
500,000	Fernandina Beach Utility System Revenue, Refunding, Series A, 5.000%, 9/01/2027	577,960
400,000	Orlando & Orange County Expressway Authority Revenue, Refunding, 5.000%, 7/01/2023	462,020
1,000,000	Orlando & Orange County Expressway Authority, Refunding, (AGM insured), 5.000%, 7/01/2024	1,154,530
1,000,000	Osceola County Sales Tax Revenue, Refunding, Series A, 5.000%, 10/01/2033	1,153,620
600,000	Sarasota County Infrastructure Sales Surtax Revenue, Refunding, 5.000%, 10/01/2022	704,364
400,000	Sarasota County Utility System Revenue, 5.000%, 10/01/2023	477,256
400,000	Volusia County Educational Facility Authority Revenue, Embry-Riddle Aeronautical University, Inc., Series B, 5.000%, 10/15/2025	458,428

		5,339,322

See accompanying notes to financial statements.

59  |

Portfolio of Investments – as of June 30, 2017 (Unaudited)

McDonnell Intermediate Municipal Bond Fund – (continued)

Principal Amount	Description	Value (†)
	Georgia — 0.7%
$250,000	Savannah Hospital Authority Revenue, St. Joseph’s/Candler Health System Obligated Group, Series A, 5.500%, 7/01/2027	$296,035

	Illinois — 6.7%
540,000	Chicago Midway International Airport Revenue, Second Lien, Refunding, Series A, AMT, 5.000%, 1/01/2031	602,213
210,000	Chicago O’Hare International Airport, General Revenue, Refunding, Series C, AMT, 5.000%, 1/01/2022	238,934
1,000,000	Chicago O’Hare International Airport, Revenue, Series D, 5.000%, 1/01/2026	1,192,290
500,000	Illinois Finance Authority Revenue, Loyola University Chicago, Series B, 5.000%, 7/01/2020	550,760
100,000	Illinois Finance Authority Revenue, Loyola University Chicago, Series B, 5.000%, 7/01/2021	112,749

		2,696,946

	Iowa — 2.2%
335,000	Xenia Rural Water District Revenue, Capital Loan Notes, Refunding, 5.000%, 12/01/2022	379,424
450,000	Xenia Rural Water District Revenue, Capital Loan Notes, Refunding, 5.000%, 12/01/2023	516,744

		896,168

	Kansas — 2.0%
720,000	Sedgwick County Unified School District No. 265 Goddard, GO, Refunding, Series B, 4.000%, 10/01/2022	804,528

	Kentucky — 0.9%
325,000	Louisville & Jefferson County Metropolitan Government Health System Revenue, Norton Healthcare, Inc. Obligated Group, Refunding, Series A, 5.000%, 10/01/2020	357,650

	Louisiana — 1.3%
200,000	New Orleans Aviation Board, General Airport Revenue, Series B, 5.000%, 1/01/2035	228,198
250,000	New Orleans Aviation Board, General Airport Revenue, Series B, 5.000%, 1/01/2036	284,593

		512,791

	Massachusetts — 1.1%
400,000	Massachusetts State Development Finance Agency Revenue, Emerson College, Series A, 5.000%, 1/01/2023	457,136

	Missouri — 2.0%
700,000	Missouri Joint Municipal Electric Utility Commission Power Project Revenue, Refunding, 5.000%, 1/01/2024	822,955

	Nebraska — 2.9%
1,000,000	Metropolitan Utilities District of Omaha Revenue, System Improvements, Refunding, 5.000%, 12/01/2022	1,174,160

	Nevada — 1.5%
500,000	City of Henderson, GO, Various Purpose, Refunding, 5.000%, 6/01/2026	598,390

See accompanying notes to financial statements.

|  60

Portfolio of Investments – as of June 30, 2017 (Unaudited)

McDonnell Intermediate Municipal Bond Fund – (continued)

Principal Amount	Description	Value (†)
	New Jersey — 6.5%
$265,000	New Jersey Health Care Facilities Financing Authority Revenue, Refunding, Virtual Health, Inc., 5.000%, 7/01/2023	$310,784
500,000	New Jersey State Turnpike Authority Revenue, Series A, 5.000%, 1/01/2032	577,245
1,000,000	New Jersey State Turnpike Authority Revenue, Series E, 5.000%, 1/01/2032	1,154,220
500,000	Rutgers The State University of New Jersey, Refunding, Series J, 5.000%, 5/01/2024	590,135

		2,632,384

	New Mexico — 1.4%
500,000	New Mexico Hospital Equipment Loan Council Revenue, Presbyterian Healthcare Services Obligated Group, Refunding, 5.000%, 8/01/2031	577,385

	New York — 2.6%
1,000,000	New York State Transportation Development Corp. Special Facility Revenue, LaGuardia Airport Terminal B Redevelopment Project, Series A, AMT, (AGM Insured), 4.000%, 7/01/2037	1,030,750

	Ohio — 3.7%
250,000	American Municipal Power, Inc. Revenue, Meldahl Hydroelectric Project, Green Bond, Series A, 5.000%, 2/15/2022	285,342
500,000	Columbus, GO, Various Purpose, Series A, 5.000%, 8/15/2023	601,125
500,000	Hamilton County Hospital Facilities Revenue, UC Health Obligated Group, 5.000%, 2/01/2024	585,525

		1,471,992

	Pennsylvania — 0.8%
285,000	Delaware River Joint Toll Bridge Commission Revenue, Refunding, Series A, 4.000%, 7/01/2027	306,726

	Rhode Island — 4.3%
500,000	Rhode Island Clean Water Finance Agency Pollution Control Agency Revolving Fund-Pooled Loan, Series A, 5.000%, 10/01/2024	600,830
1,000,000	Rhode Island Turnpike & Bridge Authority Motor Fuel Tax Revenue, Refunding, Series A, 5.000%, 10/01/2033	1,152,660

		1,753,490

	Tennessee — 3.2%
500,000	Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board Revenue, Vanderbilt University Medical Center Obligated Group, Series A, 5.000%, 7/01/2030	580,820
615,000	Metropolitan Nashville Airport Authority (The) Revenue, Series B, AMT, 5.000%, 7/01/2023	711,457

		1,292,277

	Texas — 2.2%
350,000	State of Texas Water Financial Assistance, GO, Series B, 5.000%, 8/01/2022	401,163
400,000	Tarrant County Cultural Education Facilities Finance Corp. Revenue, Methodist Hospitals of Dallas, 5.000%, 10/01/2024	470,784

		871,947

See accompanying notes to financial statements.

61  |

Portfolio of Investments – as of June 30, 2017 (Unaudited)

McDonnell Intermediate Municipal Bond Fund – (continued)

Principal Amount	Description	Value (†)
	Utah — 0.7%
$250,000	Utah State Transit Authority Sales Tax Revenue, Refunding, 5.000%, 6/15/2024	$285,880

	Washington — 8.7%
1,140,000	Grant County Public Utility District No. 2, Refunding, Priest Rapids Hydroelectric Project, Series B, AMT, 5.000%, 1/01/2025	1,349,703
500,000	King County Public Hospital District No. 2, GO, Evergreen Healthcare, Series B, 5.000%, 12/01/2032	583,990
500,000	Port of Seattle Revenue, AMT, 5.000%, 7/01/2029	566,125
400,000	Port of Seattle Special Facility Revenue, Refunding, AMT, SEATAC Fuel Facility LLC, 5.000%, 6/01/2020	438,300
500,000	Snohomish County School District No. 15 Edmonds, GO, 5.000%, 12/01/2031	589,895

		3,528,013

	Wisconsin — 1.8%
450,000	Public Finance Authority Hospital Revenue, Renown Regional Medical Center Project Obligated Group, Refunding, Series A, 4.000%, 6/01/2020	479,453
225,000	Wisconsin Health & Educational Facilities Authority Revenue, Aspirus, Inc. Obligated Group, Refunding, Series A, 5.000%, 8/15/2031	248,949

		728,402

	Total Bonds and Notes (Identified Cost $36,021,061)	37,292,835

Short-Term Investments — 6.5%
2,636,211	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 6/30/2016 at 0.340% to be repurchased at $2,636,286 on 7/03/2017 collateralized by $2,700,000 U.S. Treasury Note, 2.000% due 2/15/2025 valued at $2,690,191 including accrued interest (Note 2 of Notes to Financial Statements) (Identified Cost $2,636,211)	2,636,211

	Total Investments — 98.9% (Identified Cost $38,657,272)(a)	39,929,046
	Other assets less liabilities — 1.1%	460,985

	Net Assets — 100.0%	$40,390,031

(†)	See Note 2 of Notes to Financial Statements.
(a)	Federal Tax Information (Amounts exclude certain adjustments that will be made at the end of the Fund’s fiscal year for tax purposes. Such adjustments are primarily due to wash sales.):
	At June 30, 2017, the net unrealized appreciation on investments based on a cost of $38,657,272 for federal income tax purposes was as follows:
	Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$1,326,811
	Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(55,037)

	Net unrealized appreciation	$1,271,774

See accompanying notes to financial statements.

|  62

Portfolio of Investments – as of June 30, 2017 (Unaudited)

McDonnell Intermediate Municipal Bond Fund – (continued)

AGM	Assured Guaranty Municipal Corporation
AMT	Alternative Minimum Tax
BAM	Build America Mutual
GO	General Obligation

Holdings Summary at June 30, 2017 (Unaudited)

Transportation	13.6%
Airport	13.2
Medical	12.7
Water	11.2
School District	9.7
General	8.2
Higher Education	7.9
General Obligation	7.7
Utilities	4.1
Power	2.7
Education	1.4
Short-Term Investments	6.5

Total Investments	98.9
Other assets less liabilities	1.1

Net Assets	100.0%

See accompanying notes to financial statements.

63  |

Portfolio of Investments – as of June 30, 2017 (Unaudited)

Natixis U.S. Equity Opportunities Fund

Shares	Description	Value (†)
Common Stocks — 96.3% of Net Assets
	Air Freight & Logistics — 4.4%
310,949	Expeditors International of Washington, Inc.	$17,562,399
70,135	FedEx Corp.	15,242,440
55,020	United Parcel Service, Inc., Class B	6,084,662

		38,889,501

	Automobiles — 1.0%
242,400	General Motors Co.	8,467,032

	Banks — 7.5%
682,870	Bank of America Corp.	16,566,426
331,500	Citigroup, Inc.	22,170,720
166,700	JPMorgan Chase & Co.	15,236,380
233,900	Wells Fargo & Co.	12,960,399

		66,933,925

	Beverages — 5.0%
203,201	Coca-Cola Co. (The)	9,113,565
109,510	Diageo PLC, Sponsored ADR	13,122,583
449,423	Monster Beverage Corp.(b)	22,327,335

		44,563,483

	Biotechnology — 2.3%
35,286	Amgen, Inc.	6,077,308
29,084	Regeneron Pharmaceuticals, Inc.(b)	14,284,316

		20,361,624

	Capital Markets — 3.6%
49,932	FactSet Research Systems, Inc.	8,297,700
86,997	MSCI, Inc.	8,959,821
276,792	SEI Investments Co.	14,885,874

		32,143,395

	Communications Equipment — 2.2%
631,525	Cisco Systems, Inc.	19,766,732

	Consumer Finance — 2.2%
68,713	American Express Co.	5,788,383
165,100	Capital One Financial Corp.	13,640,562

		19,428,945

	Energy Equipment & Services — 0.9%
124,076	Schlumberger Ltd.	8,169,164

	Food Products — 2.8%
743,505	Danone S.A., Sponsored ADR	11,167,445
160,850	Nestle S.A., Sponsored ADR	14,026,120

		25,193,565

	Health Care Equipment & Supplies — 2.9%
187,220	Baxter International, Inc.	11,334,299
6,372	Varex Imaging Corp.(b)	215,373
139,379	Varian Medical Systems, Inc.(b)	14,382,519

		25,932,191

See accompanying notes to financial statements.

|  64

Portfolio of Investments – as of June 30, 2017 (Unaudited)

Natixis U.S. Equity Opportunities Fund – (continued)

Shares	Description	Value (†)
	Health Care Providers & Services — 1.6%
77,695	UnitedHealth Group, Inc.	$14,406,207

	Health Care Technology — 1.0%
133,425	Cerner Corp.(b)	8,868,760

	Hotels, Restaurants & Leisure — 2.6%
401,901	Yum China Holdings, Inc.(b)	15,846,957
100,270	Yum! Brands, Inc.	7,395,915

		23,242,872

	Household Durables — 1.5%
69,150	Whirlpool Corp.	13,250,523

	Household Products — 1.0%
99,836	Procter & Gamble Co. (The)	8,700,707

	Industrial Conglomerates — 1.6%
531,950	General Electric Co.	14,367,970

	Insurance — 4.7%
173,535	Aflac, Inc.	13,480,199
246,260	American International Group, Inc.	15,396,175
96,970	Aon PLC	12,892,161

		41,768,535

	Internet & Direct Marketing Retail — 4.9%
34,277	Amazon.com, Inc.(b)	33,180,136
405,900	Liberty Interactive Corp./QVC Group, Class A(b)	9,960,786

		43,140,922

	Internet Software & Services — 11.2%
196,235	Alibaba Group Holding Ltd., Sponsored ADR(b)	27,649,511
34,439	Alphabet, Inc., Class A(b)	32,017,250
11,959	Alphabet, Inc., Class C(b)	10,867,502
189,106	Facebook, Inc., Class A(b)	28,551,224

		99,085,487

	IT Services — 5.8%
41,699	Automatic Data Processing, Inc.	4,272,479
117,600	MasterCard, Inc., Class A	14,282,520
356,301	Visa, Inc., Class A	33,413,908

		51,968,907

	Machinery — 4.3%
118,600	Caterpillar, Inc.	12,744,756
82,180	Cummins, Inc.	13,331,240
98,662	Deere & Co.	12,193,636

		38,269,632

	Metals & Mining — 0.3%
41,097	Compass Minerals International, Inc.	2,683,634

	Oil, Gas & Consumable Fuels — 2.3%
180,400	Anadarko Petroleum Corp.	8,179,336
262,700	Apache Corp.	12,591,211

		20,770,547

See accompanying notes to financial statements.

65  |

Portfolio of Investments – as of June 30, 2017 (Unaudited)

Natixis U.S. Equity Opportunities Fund – (continued)

Shares	Description	Value (†)
	Personal Products — 1.5%
241,800	Unilever PLC, Sponsored ADR	$13,086,216

	Pharmaceuticals — 2.7%
57,117	Merck & Co., Inc.	3,660,629
84,876	Novartis AG, Sponsored ADR	7,084,600
304,496	Novo Nordisk AS, Sponsored ADR	13,059,833

		23,805,062

	Semiconductors & Semiconductor Equipment — 4.7%
27,850	Analog Devices, Inc.	2,166,730
358,830	Intel Corp.	12,106,924
239,185	QUALCOMM, Inc.	13,207,796
180,865	Texas Instruments, Inc.	13,913,944

		41,395,394

	Software — 7.0%
177,285	Autodesk, Inc.(b)	17,873,874
119,983	Microsoft Corp.	8,270,428
714,184	Oracle Corp.	35,809,186

		61,953,488

	Technology Hardware, Storage & Peripherals — 1.8%
110,755	Apple, Inc.	15,950,935

	Textiles, Apparel & Luxury Goods — 1.0%
92,960	adidas AG, Sponsored ADR	8,921,371

	Total Common Stocks (Identified Cost $634,811,291)	855,486,726

Principal Amount	Description
Short-Term Investments — 4.1%
$36,100,944	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 6/30/2017 at 0.340% to be repurchased at $36,101,967 on 7/03/2017 collateralized by $36,960,000 U.S. Treasury Note, 2.000% due 2/15/2025 valued at $36,825,724 including accrued interest (Note 2 of Notes to Financial Statements) (Identified Cost $36,100,944)	36,100,944

	Total Investments — 100.4% (Identified Cost $670,912,235)(a)	891,587,670
	Other assets less liabilities — (0.4)%	(3,758,952)

	Net Assets — 100.0%	$887,828,718

(†)	See Note 2 of Notes to Financial Statements.
(a)	Federal Tax Information (Amounts exclude certain adjustments that will be made at the end of the Fund’s fiscal year for tax purposes. Such adjustments are primarily due to wash sales.):
	At June 30, 2017, the net unrealized appreciation on investments based on a cost of $670,912,235 for federal income tax purposes was as follows:
	Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$233,469,522
	Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(12,794,087)

	Net unrealized appreciation	$220,675,435

See accompanying notes to financial statements.

|  66

Portfolio of Investments – as of June 30, 2017 (Unaudited)

Natixis U.S. Equity Opportunities Fund – (continued)

(b)	Non-income producing security.

ADR	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. The values of ADRs may be significantly influenced by trading on exchanges not located in the United States.

Industry Summary at June 30, 2017 (Unaudited)

Internet Software & Services	11.2%
Banks	7.5
Software	7.0
IT Services	5.8
Beverages	5.0
Internet & Direct Marketing Retail	4.9
Insurance	4.7
Semiconductors & Semiconductor Equipment	4.7
Air Freight & Logistics	4.4
Machinery	4.3
Capital Markets	3.6
Health Care Equipment & Supplies	2.9
Food Products	2.8
Pharmaceuticals	2.7
Hotels, Restaurants & Leisure	2.6
Oil, Gas & Consumable Fuels	2.3
Biotechnology	2.3
Communications Equipment	2.2
Consumer Finance	2.2
Other Investments, less than 2% each	13.2
Short-Term Investments	4.1

Total Investments	100.4
Other assets less liabilities	(0.4)

Net Assets	100.0%

See accompanying notes to financial statements.

67  |

Statements of Assets and Liabilities

June 30, 2017 (Unaudited)

	Loomis Sayles Multi-Asset Income Fund	Loomis Sayles Strategic Alpha Fund	McDonnell Intermediate Municipal Bond Fund
ASSETS
Investments at cost	$125,502,503	$1,265,588,110	$38,657,272
Net unrealized appreciation (depreciation)	5,460,897	(24,061,716)	1,271,774

Investments at value	130,963,400	1,241,526,394	39,929,046
Cash	23,141	—	—
Due from brokers (Note 2)	—	13,155,672	—
Foreign currency at value (identified cost $8,112, $18,570,097 and $0, respectively)	8,099	18,403,522	—
Receivable for Fund shares sold	268,806	3,995,239	117,105
Receivable for securities sold	3,416,487	2,906,429	—
Collateral received for open forward foreign currency contracts, options, swaptions or swap agreements (Notes 2 and 4)	—	750,000	—
Dividends and interest receivable	888,146	7,973,191	494,167
Unrealized appreciation on bilateral swap agreements (Note 2)	—	27,689	—
Unrealized appreciation on forward foreign currency contracts (Note 2)	—	4,406,477	—
Tax reclaims receivable	4,264	10,890	—
Receivable for variation margin on futures contracts (Note 2)	—	225,711	—
Receivable for variation margin on centrally cleared swap agreements (Note 2)	—	50,959	—
Unamortized upfront premiums paid on bilateral swap agreements (Note 2)	—	1,370,090	—
Fees receivable on swap agreements (Note 2)	—	399,802	—
Prepaid expenses (Note 8)	301	2,708	98

TOTAL ASSETS	135,572,644	1,295,204,773	40,540,416

LIABILITIES
Options written, at value (premiums received $0, $48,308 and $0, respectively) (Note 2)	—	93,112	—
Payable for securities purchased	3,367,808	45,009,484	—
Unrealized depreciation on bilateral swap agreements (Note 2)	—	2,793,801	—
Payable for Fund shares redeemed	238,007	2,014,264	26,891
Unrealized depreciation on forward foreign currency contracts (Note 2)	—	3,406,918	—
Unamortized upfront premiums received on bilateral swap agreements (Note 2)	—	384,998	—
Foreign taxes payable (Note 2)	3,583	—	—
Due to brokers (Note 2)	—	750,000	—
Distributions payable	—	—	51,230
Fees payable on swap agreements (Note 2)	—	460,431	—
Management fees payable (Note 6)	38,179	715,323	612
Deferred Trustees’ fees (Note 6)	108,601	104,186	40,760
Administrative fees payable (Note 6)	4,723	45,847	1,510
Payable to distributor (Note 6d)	910	8,855	121
Other accounts payable and accrued expenses	51,463	263,464	29,261

TOTAL LIABILITIES	3,813,274	56,050,683	150,385

NET ASSETS	$131,759,370	$1,239,154,090	$40,390,031

See accompanying notes to financial statements.

|  68

Statements of Assets and Liabilities (continued)

June 30, 2017 (Unaudited)

	Loomis Sayles Multi-Asset Income Fund	Loomis Sayles Strategic Alpha Fund	McDonnell Intermediate Municipal Bond Fund
NET ASSETS CONSIST OF:
Paid-in capital	$123,571,257	$1,318,522,178	$39,951,984
Distributions in excess of net investment income	(135,320)	(575,161)	(23,502)
Accumulated net realized gain (loss) on investments, futures contracts, options written, swap agreements and foreign currency transactions	2,865,833	(52,631,993)	(810,225)
Net unrealized appreciation (depreciation) on investments, futures contracts, options written, swap agreements and foreign currency translations	5,457,600	(26,160,934)	1,271,774

NET ASSETS	$131,759,370	$1,239,154,090	$40,390,031

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE:
Class A shares:
Net assets	$63,953,770	$65,993,556	$4,942,164

Shares of beneficial interest	4,659,969	6,710,500	486,831

Net asset value and redemption price per share	$13.72	$9.83	$10.15

Offering price per share (100/[100-maximum sales charge] of net asset value) (Note 1)	$14.33	$10.27	$10.46

Class C shares: (redemption price per share is equal to net asset value less any applicable contingent deferred sales charge) (Note 1)
Net assets	$38,225,278	$37,264,889	$2,771,468

Shares of beneficial interest	2,797,038	3,802,353	272,935

Net asset value and offering price per share	$13.67	$9.80	$10.15

Class N shares:
Net assets	$32,789	$999	$—

Shares of beneficial interest	2,403	102	—

Net asset value, offering and redemption price per share	$13.65	$9.82 *	$—

Class Y shares:
Net assets	$29,547,533	$1,135,894,646	$32,676,399

Shares of beneficial interest	2,164,501	115,648,615	3,214,885

Net asset value, offering and redemption price per share	$13.65	$9.82	$10.16

*	Net asset value calculations have been determined utilizing fractional share and penny amounts.

See accompanying notes to financial statements.

69  |

Statements of Assets and Liabilities (continued)

June 30, 2017 (Unaudited)

Natixis U.S. Equity Opportunities Fund
ASSETS
Investments at cost	$670,912,235
Net unrealized appreciation	220,675,435

Investments at value	891,587,670
Cash	266,294
Receivable for Fund shares sold	3,411,391
Receivable for securities sold	432,020
Dividends and interest receivable	430,956
Tax reclaims receivable	112,315
Prepaid expenses (Note 8)	1,939

TOTAL ASSETS	896,242,585

LIABILITIES
Payable for securities purchased	6,596,293
Payable for Fund shares redeemed	560,228
Management fees payable (Note 6)	588,197
Deferred Trustees’ fees (Note 6)	492,088
Administrative fees payable (Note 6)	32,223
Payable to distributor (Note 6d)	4,384
Other accounts payable and accrued expenses	140,454

TOTAL LIABILITIES	8,413,867

NET ASSETS	$887,828,718

NET ASSETS CONSIST OF:
Paid-in capital	$661,731,234
Undistributed net investment income	657,608
Accumulated net realized gain on investments	4,764,441
Net unrealized appreciation on investments	220,675,435

NET ASSETS	$887,828,718

See accompanying notes to financial statements.

|  70

Statements of Assets and Liabilities (continued)

June 30, 2017 (Unaudited)

	Natixis U.S. Equity Opportunities Fund
COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE:
Class A shares:
Net assets	$555,291,439

Shares of beneficial interest	16,269,312

Net asset value and redemption price per share	$34.13

Offering price per share (100/[100-maximum sales charge] of net asset value) (Note 1)	$36.21

Class C shares: (redemption price per share is equal to net asset value less any applicable contingent deferred sales charge) (Note 1)
Net assets	$94,272,853

Shares of beneficial interest	3,901,221

Net asset value and offering price per share	$24.16

Class N shares:
Net assets	$1,044

Shares of beneficial interest	27

Net asset value, offering and redemption price per share	$39.28	*

Class Y shares:
Net assets	$238,263,382

Shares of beneficial interest	6,066,823

Net asset value, offering and redemption price per share	$39.27

*	Net asset value calculations have been determined utilizing fractional share and penny amounts.

See accompanying notes to financial statements.

71  |

Statements of Operations

For the Six Months Ended June 30, 2017 (Unaudited)

	Loomis Sayles Multi-Asset Income Fund	Loomis Sayles Strategic Alpha Fund	McDonnell Intermediate Municipal Bond Fund
INVESTMENT INCOME
Dividends	$1,257,794	$1,359,154	$—
Interest	1,876,137	24,480,314	648,103
Less net foreign taxes withheld	(37,155)	(11,002)	—

	3,096,776	25,828,466	648,103

Expenses
Management fees (Note 6)	352,538	4,232,226	104,155
Service and distribution fees (Note 6)	296,260	293,853	23,226
Administrative fees (Note 6)	28,658	270,288	11,645
Trustees’ fees and expenses (Note 6)	19,572	31,376	12,059
Transfer agent fees and expenses (Note 6 and 7)	45,130	384,580	7,511
Audit and tax services fees	25,100	42,431	27,156
Custodian fees and expenses	45,202	103,236	2,994
Legal fees	1,604	15,085	829
Registration fees	28,846	49,445	22,414
Shareholder reporting expenses	8,579	24,412	2,012
Miscellaneous expenses (Note 8)	12,038	42,776	7,739

Total expenses	863,527	5,489,708	221,740
Less waiver and/or expense reimbursement (Note 6)	(118,589)	(24)	(81,296)

Net expenses	744,938	5,489,684	140,444

Net investment income	2,351,838	20,338,782	507,659

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS, FUTURES CONTRACTS, OPTIONS WRITTEN, SWAP AGREEMENTS AND FOREIGN CURRENCY TRANSACTIONS
Net realized gain (loss) on:
Investments	3,852,729	10,568,267	(51,265)
Futures contracts	—	(2,410,568)	—
Options written	—	(335,653)	—
Swap agreements	—	(2,548,793)	—
Foreign currency transactions	(102,351)	(2,884,791)	—
Net change in unrealized appreciation (depreciation) on:
Investments	497,188	(3,279,089)	1,462,015
Futures contracts	—	(1,588,135)	—
Options written	—	(44,804)	—
Swap agreements	—	315,785	—
Foreign currency translations	(403)	(2,200,516)	—

Net realized and unrealized gain (loss) on investments, futures contracts, options written, swap agreements and foreign currency transactions	4,247,163	(4,408,297)	1,410,750

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$6,599,001	$15,930,485	$1,918,409

See accompanying notes to financial statements.

|  72

Statements of Operations (continued)

For the Six Months Ended June 30, 2017 (Unaudited)

Natixis U.S. Equity Opportunities Fund
INVESTMENT INCOME
Dividends	$6,331,576
Interest	52,436
Less net foreign taxes withheld	(168,070)

6,215,942

Expenses
Management fees (Note 6)	3,171,535
Service and distribution fees (Note 6)	1,070,852
Administrative fees (Note 6)	177,226
Trustees’ fees and expenses (Note 6)	63,097
Transfer agent fees and expenses (Note 6 and 7)	347,861
Audit and tax services fees	21,874
Custodian fees and expenses	15,881
Legal fees	9,287
Registration fees	83,657
Shareholder reporting expenses	42,467
Miscellaneous expenses (Note 8)	19,609

Total expenses	5,023,346
Less waiver and/or expense reimbursement (Note 6)	(24)

Net expenses	5,023,322

Net investment income	1,192,620

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS
Net realized gain on:
Investments	5,378,725
Net change in unrealized appreciation (depreciation) on:
Investments	91,185,158

Net realized and unrealized gain on investments	96,563,883

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$97,756,503

See accompanying notes to financial statements.

73  |

Statements of Changes in Net Assets

	Loomis Sayles Multi-Asset Income Fund
	Six Months Ended June 30, 2017 (Unaudited)	Year Ended December 31, 2016
FROM OPERATIONS:
Net investment income	$2,351,838	$4,062,634
Net realized gain on investments and foreign currency transactions	3,750,378	3,661,490
Net change in unrealized appreciation (depreciation) on investments and foreign currency translations	496,785	2,916,632

Net increase in net assets resulting from operations	6,599,001	10,640,756

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income
Class A	(1,009,211)	(1,712,251)
Class C	(572,529)	(1,054,549)
Class N	(520)	(36)
Class Y	(445,387)	(466,918)
Net realized capital gains
Class A	(6,281)	(2,049,190)
Class C	(4,732)	(1,689,864)
Class N	(3)	(41)
Class Y	(2,399)	(730,396)

Total distributions	(2,041,062)	(7,703,245)

NET INCREASE (DECREASE) IN NET ASSETS FROM CAPITAL SHARE TRANSACTIONS (NOTE 12)	3,428,121	(1,482,318)

Net increase in net assets	7,986,060	1,455,193
NET ASSETS
Beginning of the period	123,773,310	122,318,117

End of the period	$131,759,370	$123,773,310

DISTRIBUTIONS IN EXCESS OF NET INVESTMENT INCOME	$(135,320)	$(459,511)

See accompanying notes to financial statements.

|  74

Statements of Changes in Net Assets (continued)

	Loomis Sayles Strategic Alpha Fund
	Six Months Ended June 30, 2017 (Unaudited)	Year Ended December 31, 2016
FROM OPERATIONS:
Net investment income	$20,338,782	$40,432,517
Net realized gain (loss) on investments, futures contracts, options written, swap agreements and foreign currency transactions	2,388,462	(20,628,896)
Net change in unrealized appreciation (depreciation) on investments, futures contracts, options written, swap agreements and foreign currency translations	(6,796,759)	56,823,237

Net increase in net assets resulting from operations	15,930,485	76,626,858

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income
Class A	(997,552)	(1,492,404)
Class C	(440,069)	(703,920)
Class N	(7)	—
Class Y	(17,806,745)	(25,810,102)

Total distributions	(19,244,373)	(28,006,426)

NET INCREASE (DECREASE) IN NET ASSETS FROM CAPITAL SHARE TRANSACTIONS (NOTE 12)	45,520,955	(213,904,671)

Net increase (decrease) in net assets	42,207,067	(165,284,239)
NET ASSETS
Beginning of the period	1,196,947,023	1,362,231,262

End of the period	$1,239,154,090	$1,196,947,023

DISTRIBUTIONS IN EXCESS OF NET INVESTMENT INCOME	$(575,161)	$(1,669,570)

See accompanying notes to financial statements.

75  |

Statements of Changes in Net Assets (continued)

	McDonnell Intermediate Municipal Bond Fund
	Six Months Ended June 30, 2017 (Unaudited)	Year Ended December 31, 2016
FROM OPERATIONS:
Net investment income	$507,659	$1,255,518
Net realized loss on investments	(51,265)	(382,050)
Net change in unrealized appreciation (depreciation) on investments	1,462,015	(1,492,330)

Net increase (decrease) in net assets resulting from operations	1,918,409	(618,862)

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income
Class A	(46,238)	(136,816)
Class C	(17,695)	(25,208)
Class Y	(443,726)	(1,093,491)

Total distributions	(507,659)	(1,255,515)

NET DECREASE IN NET ASSETS FROM CAPITAL SHARE TRANSACTIONS (NOTE 12)	(19,688,799)	(18,953,089)

Net decrease in net assets	(18,278,049)	(20,827,466)
NET ASSETS
Beginning of the period	58,668,080	79,495,546

End of the period	$40,390,031	$58,668,080

DISTRIBUTIONS IN EXCESS OF NET INVESTMENT INCOME	$(23,502)	$(23,502)

See accompanying notes to financial statements.

|  76

Statements of Changes in Net Assets (continued)

	Natixis U.S. Equity Opportunities Fund
	Six Months Ended June 30, 2017 (Unaudited)	Year Ended December 31, 2016
FROM OPERATIONS:
Net investment income	$1,192,620	$2,160,900
Net realized gain on investments	5,378,725	7,563,829
Net change in unrealized appreciation (depreciation) on investments	91,185,158	56,605,558

Net increase in net assets resulting from operations	97,756,503	66,330,287

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income
Class A	(33,841)	(1,829,987)
Class C	(6,490)	(75,717)
Class Y	(10,244)	(689,276)
Net realized capital gains
Class A	(1,756,664)	(6,990,778)
Class C	(396,537)	(1,442,071)
Class Y	(543,516)	(1,298,700)

Total distributions	(2,747,292)	(12,326,529)

NET INCREASE IN NET ASSETS FROM CAPITAL SHARE TRANSACTIONS (NOTE 12)	104,383,695	79,688,302

Net increase in net assets	199,392,906	133,692,060
NET ASSETS
Beginning of the period	688,435,812	554,743,752

End of the period	$887,828,718	$688,435,812

UNDISTRIBUTED (DISTRIBUTIONS IN EXCESS OF) NET INVESTMENT INCOME	$657,608	$(484,437)

See accompanying notes to financial statements.

77  |

Financial Highlights

For a share outstanding throughout each period.

	Loomis Sayles Multi-Asset Income Fund—Class A
	Six Months Ended June 30, 2017 (Unaudited)		Year Ended December 31, 2016		Year Ended December 31, 2015		Year Ended December 31, 2014	Year Ended December 31, 2013	Year Ended December 31, 2012
Net asset value, beginning of the period	$13.24		$12.85		$13.45		$12.21	$11.83	$10.74

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.26		0.49		0.32		0.32	0.29	0.29
Net realized and unrealized gain (loss)	0.45		0.80		(0.58)		1.26	0.40	1.12

Total from Investment Operations	0.71		1.29		(0.26)		1.58	0.69	1.41

LESS DISTRIBUTIONS FROM:
Net investment income	(0.23)		(0.40)		(0.34)		(0.34)	(0.31)	(0.32)
Net realized capital gains	(0.00	)(b)	(0.50)		—		—	—	—

Total Distributions	(0.23)		(0.90)		(0.34)		(0.34)	(0.31)	(0.32)

Net asset value, end of the period	$13.72		$13.24		$12.85		$13.45	$12.21	$11.83

Total return(c)	5.37	%(d)(e)	10.14	%(d)	(1.96	)%(d)	13.08%	5.84%	13.22%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$63,954		$57,320		$63,254		$110,874	$79,039	$78,216
Net expenses	0.95	%(f)(h)	0.95	%(f)	1.04	%(f)(g)	1.06%	1.09%	1.11%
Gross expenses	1.14	%(h)	1.09%		1.11%		1.06%	1.09%	1.11%
Net investment income	3.88	%(h)	3.70%		2.40%		2.46%	2.34%	2.53%
Portfolio turnover rate	92%		341	%(i)	93	%(j)	41%	41%	29%

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Amount rounds to less than $0.01 per share.
(c)	A sales charge for Class A shares is not reflected in total return calculations.
(d)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(e)	Periods less than one year are not annualized.
(f)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(g)	Effective September 1, 2015, the expense limit decreased from 1.25% to 0.95%.
(h)	Computed on an annualized basis for periods less than one year.
(i)	The variation in the Fund’s turnover rate from 2015 to 2016 was primarily due to a repositioning of the portfolio as well as sales of additional securities as a result of a change in investment strategy in 2015.
(j)	The variation in the Fund’s turnover rate from 2014 to 2015 was primarily due to a change in the investment strategy and management structure of the Fund.

See accompanying notes to financial statements.

|  78

Financial Highlights (continued)

For a share outstanding throughout each period.

	Loomis Sayles Multi-Asset Income Fund—Class C
	Six Months Ended June 30, 2017 (Unaudited)		Year Ended December 31, 2016		Year Ended December 31, 2015		Year Ended December 31, 2014	Year Ended December 31, 2013	Year Ended December 31, 2012
Net asset value, beginning of the period	$13.18		$12.80		$13.41		$12.17	$11.80	$10.71

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.21		0.39		0.24		0.22	0.19	0.20
Net realized and unrealized gain (loss)	0.46		0.79		(0.60)		1.27	0.39	1.12

Total from Investment Operations	0.67		1.18		(0.36)		1.49	0.58	1.32

LESS DISTRIBUTIONS FROM:
Net investment income	(0.18)		(0.30)		(0.25)		(0.25)	(0.21)	(0.23)
Net realized capital gains	(0.00	)(b)	(0.50)		—		—	—	—

Total Distributions	(0.18)		(0.80)		(0.25)		(0.25)	(0.21)	(0.23)

Net asset value, end of the period	$13.67		$13.18		$12.80		$13.41	$12.17	$11.80

Total return(c)	5.08	%(d)(e)	9.27	%(d)	(2.73	)%(d)	12.28%	4.98%	12.43%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$38,225		$46,351		$47,791		$53,074	$48,512	$49,697
Net expenses	1.70	%(f)(g)	1.70	%(g)	1.80	%(g)(h)	1.81%	1.84%	1.86%
Gross expenses	1.88	%(f)	1.84%		1.87%		1.81%	1.84%	1.86%
Net investment income	3.11	%(f)	2.96%		1.78%		1.70%	1.59%	1.79%
Portfolio turnover rate	92%		341	%(i)	93	%(j)	41%	41%	29%

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Amount rounds to less than $0.01 per share.
(c)	A contingent deferred sales charge for Class C shares is not reflected in total return calculations.
(d)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(e)	Periods less than one year are not annualized.
(f)	Computed on an annualized basis for periods less than one year.
(g)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(h)	Effective September 1, 2015, the expense limit decreased from 2.00% to 1.70%.
(i)	The variation in the Fund’s turnover rate from 2015 to 2016 was primarily due to a repositioning of the portfolio as well as sales of additional securities as a result of a change in investment strategy in 2015.
(j)	The variation in the Fund’s turnover rate from 2014 to 2015 was primarily due to a change in the investment strategy and management structure of the Fund.

See accompanying notes to financial statements.

79  |

Financial Highlights (continued)

For a share outstanding throughout each period.

	Loomis Sayles Multi-Asset Income Fund—Class N
	Six Months Ended June 30, 2017 (Unaudited)		Year Ended December 31, 2016		Period Ended December 31, 2015*
Net asset value, beginning of the period	$13.16		$12.77		$12.70

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.29		0.53		0.14
Net realized and unrealized gain (loss)	0.45		0.80		0.10

Total from Investment Operations	0.74		1.33		0.24

LESS DISTRIBUTIONS FROM:
Net investment income	(0.25)		(0.44)		(0.17)
Net realized capital gains	(0.00	)(b)	(0.50)		—

Total Distributions	(0.25)		(0.94)		(0.17)

Net asset value, end of the period	$13.65		$13.16		$12.77

Total return(c)	5.63	%(d)	10.53%		1.91	%(d)
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$33		$1		$1
Net expenses(e)	0.65	%(f)	0.65%		0.65	%(f)
Gross expenses	1.40	%(f)	13.53%		13.66	%(f)
Net investment income	4.38	%(f)	4.02%		3.22	%(f)
Portfolio turnover rate	92%		341	%(g)	93%

*	From commencement of Class operations on August 31, 2015 through December 31, 2015 for Class N shares.
(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Amount rounds to less than $0.01 per share.
(c)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(d)	Periods less than one year are not annualized.
(e)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(f)	Computed on an annualized basis for periods less than one year.
(g)	The variation in the Fund’s turnover rate from 2015 to 2016 was primarily due to a repositioning of the portfolio as well as sales of additional securities as a result of a change in investment strategy in 2015.

See accompanying notes to financial statements.

|  80

Financial Highlights (continued)

For a share outstanding throughout each period.

	Loomis Sayles Multi-Asset Income Fund—Class Y
	Six Months Ended June 30, 2017 (Unaudited)		Year Ended December 31, 2016		Year Ended December 31, 2015		Year Ended December 31, 2014	Year Ended December 31, 2013	Period Ended December 31, 2012*
Net asset value, beginning of the period	$13.17		$12.79		$13.39		$12.19	$11.83	$11.72

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)(a)	0.28		0.53		0.36		0.38	0.33	(0.02)
Net realized and unrealized gain (loss)	0.44		0.78		(0.59)		1.19	0.37	0.18

Total from Investment Operations	0.72		1.31		(0.23)		1.57	0.70	0.16

LESS DISTRIBUTIONS FROM:
Net investment income	(0.24)		(0.43)		(0.37)		(0.37)	(0.34)	(0.05)
Net realized capital gains	(0.00	)(b)	(0.50)		—		—	—	—

Total Distributions	(0.24)		(0.93)		(0.37)		(0.37)	(0.34)	(0.05)

Net asset value, end of the period	$13.65		$13.17		$12.79		$13.39	$12.19	$11.83

Total return	5.53	%(c)(d)	10.38	%(c)	(1.72	)%(c)	13.05%	5.93%	1.35	%(d)
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$29,548		$20,101		$11,272		$14,428	$628	$1
Net expenses	0.70	%(g)(e)	0.70	%(e)	0.80	%(e)(f)	0.82%	0.83%	1.00	%(g)
Gross expenses	0.89	%(g)	0.84%		0.86%		0.82%	0.83%	1.00	%(g)
Net investment income (loss)	4.18	%(g)	4.00%		2.73%		2.92%	2.71%	(2.37	)%(g)
Portfolio turnover rate	92%		341	%(h)	93	%(i)	41%	41%	29%

*	From commencement of operations on December 3, 2012, through December 31, 2012.
(a)	Per share net investment income (loss) has been calculated using the average shares outstanding during the period.
(b)	Amount rounds to less than $0.01 per share.
(c)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(d)	Periods less than one year are not annualized.
(e)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(f)	Effective September 1, 2015, the expense limit decreased from 1.00% to 0.70%.
(g)	Computed on an annualized basis for periods less than one year.
(h)	The variation in the Fund’s turnover rate from 2015 to 2016 was primarily due to a repositioning of the portfolio as well as sales of additional securities as a result of a change in investment strategy in 2015.
(i)	The variation in the Fund’s turnover rate from 2014 to 2015 was primarily due to a change in the investment strategy and management structure of the Fund.

See accompanying notes to financial statements.

81  |

Financial Highlights (continued)

For a share outstanding throughout each period.

	Loomis Sayles Strategic Alpha Fund—Class A
	Six Months Ended June 30, 2017 (Unaudited)		Year Ended December 31, 2016	Year Ended December 31, 2015	Year Ended December 31, 2014		Year Ended December 31, 2013	Year Ended December 31, 2012
Net asset value, beginning of the period	$9.86		$9.45	$9.96	$10.06		$10.20	$9.34

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.16		0.30	0.26	0.29	(b)	0.37	0.37
Net realized and unrealized gain (loss)	(0.04)		0.31	(0.42)	(0.07)		(0.28)	0.77

Total from Investment Operations	0.12		0.61	(0.16)	0.22		0.09	1.14

LESS DISTRIBUTIONS FROM:
Net investment income	(0.15)		(0.20)	(0.35)	(0.32)		(0.23)	(0.28)

Net asset value, end of the period	$9.83		$9.86	$9.45	$9.96		$10.06	$10.20

Total return(c)	1.17	%(d)	6.57%	(1.68)%	2.24	%(b)	0.96%	12.24%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$65,994		$67,746	$116,055	$104,056		$177,339	$80,704
Net expenses	1.11	%(e)	1.10%	1.10%	1.10%		1.11%	1.12%
Gross expenses	1.11	%(e)	1.10%	1.10%	1.10%		1.11%	1.12%
Net investment income	3.16	%(e)	3.14%	2.66%	2.90	%(b)	3.68%	3.77%
Portfolio turnover rate	37%		72%	72%	87%		115%	116%

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Includes a non-recurring dividend. Without this dividend, net investment income per share would have been $0.28, total return would have been 2.14% and the ratio of net investment income to average net assets would have been 2.81%.
(c)	A sales charge for Class A shares is not reflected in total return calculations.
(d)	Periods less than one year are not annualized.
(e)	Computed on an annualized basis for periods less than one year.

See accompanying notes to financial statements.

|  82

Financial Highlights (continued)

For a share outstanding throughout each period.

	Loomis Sayles Strategic Alpha Fund—Class C
	Six Months Ended June 30, 2017 (Unaudited)		Year Ended December 31, 2016	Year Ended December 31, 2015	Year Ended December 31, 2014		Year Ended December 31, 2013	Year Ended December 31, 2012
Net asset value, beginning of the period	$9.82		$9.42	$9.93	$10.03		$10.16	$9.31

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.12		0.23	0.19	0.21	(b)	0.30	0.30
Net realized and unrealized gain (loss)	(0.03)		0.30	(0.43)	(0.06)		(0.28)	0.76

Total from Investment Operations	0.09		0.53	(0.24)	0.15		0.02	1.06

LESS DISTRIBUTIONS FROM:
Net investment income	(0.11)		(0.13)	(0.27)	(0.25)		(0.15)	(0.21)

Net asset value, end of the period	$9.80		$9.82	$9.42	$9.93		$10.03	$10.16

Total return(c)	0.89	%(d)	5.70%	(2.44)%	1.47	%(b)	0.22%	11.44%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$37,265		$45,674	$62,453	$71,215		$91,694	$67,748
Net expenses	1.86	%(e)	1.85%	1.85%	1.85%		1.86%	1.87%
Gross expenses	1.86	%(e)	1.85%	1.85%	1.85%		1.86%	1.87%
Net investment income	2.41	%(e)	2.40%	1.91%	2.13	%(b)	2.96%	3.05%
Portfolio turnover rate	37%		72%	72%	87%		115%	116%

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Includes a non-recurring dividend. Without this dividend, net investment income per share would have been $0.21, total return would have been 1.37% and the ratio of net investment income to average net assets would have been 2.05%.
(c)	A contingent deferred sales charge for Class C shares is not reflected in total return calculations.
(d)	Periods less than one year are not annualized.
(e)	Computed on an annualized basis for periods less than one year.

See accompanying notes to financial statements.

83  |

Financial Highlights (continued)

For a share outstanding throughout each period.

	Loomis Sayles Strategic Alpha Fund—Class N
	Period Ended June 30, 2017* (Unaudited)
Net asset value, beginning of the period	$9.90

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.07
Net realized and unrealized gain (loss)	(0.08)

Total from Investment Operations	(0.01)

LESS DISTRIBUTIONS FROM:
Net investment income	(0.07)

Net asset value, end of the period	$9.82

Total return(b)(c)	(0.07)%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$1
Net expenses(d)(e)	0.83%
Gross expenses(d)	15.42%
Net investment income(d)	3.25%
Portfolio turnover rate	37	%(f)

*	From commencement of Class operations on May 1, 2017 through June 30, 2017.
(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(c)	Periods less than one year are not annualized.
(d)	Computed on an annualized basis for periods less than one year.
(e)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(f)	Represents the Fund’s portfolio turnover rate for the six months ended June 30, 2017.

See accompanying notes to financial statements.

|  84

Financial Highlights (continued)

For a share outstanding throughout each period.

	Loomis Sayles Strategic Alpha Fund—Class Y
	Six Months Ended June 30, 2017 (Unaudited)		Year Ended December 31, 2016	Year Ended December 31, 2015	Year Ended December 31, 2014		Year Ended December 31, 2013	Year Ended December 31, 2012
Net asset value, beginning of the period	$9.85		$9.44	$9.95	$10.05		$10.19	$9.33

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.17		0.32	0.29	0.31	(b)	0.40	0.41
Net realized and unrealized gain (loss)	(0.04)		0.32	(0.43)	(0.06)		(0.29)	0.76

Total from Investment Operations	0.13		0.64	(0.14)	0.25		0.11	1.17

LESS DISTRIBUTIONS FROM:
Net investment income	(0.16)		(0.23)	(0.37)	(0.35)		(0.25)	(0.31)

Net asset value, end of the period	$9.82		$9.85	$9.44	$9.95		$10.05	$10.19

Total return	1.30	%(c)	6.86%	(1.43)%	2.52	%(b)	1.19%	12.57%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$1,135,895		$1,083,527	$1,183,723	$1,188,605		$970,539	$497,648
Net expenses	0.86	%(d)	0.85%	0.85%	0.85%		0.86%	0.87%
Gross expenses	0.86	%(d)	0.85%	0.85%	0.85%		0.86%	0.87%
Net investment income	3.41	%(d)	3.39%	2.91%	3.10	%(b)	3.92%	4.09%
Portfolio turnover rate	37%		72%	72%	87%		115%	116%

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Includes a non-recurring dividend. Without this dividend, net investment income per share would have been $0.31, total return would have been 2.42% and the ratio of net investment income to average net assets would have been 3.03%.
(c)	Periods less than one year are not annualized.
(d)	Computed on an annualized basis for periods less than one year.

See accompanying notes to financial statements.

85  |

Financial Highlights (continued)

For a share outstanding throughout each period.

	McDonnell Intermediate Municipal Bond Fund—Class A
	Six Months Ended June 30, 2017 (Unaudited)		Year Ended December 31, 2016	Year Ended December 31, 2015		Year Ended December 31, 2014	Year Ended December 31, 2013	Period Ended December 31, 2012*
Net asset value, beginning of the period	$9.89		$10.09	$10.00		$9.54	$9.89	$10.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)(a)	0.09		0.12	0.13		0.11	0.09	(0.01)
Net realized and unrealized gain (loss)	0.26		(0.20)	0.10		0.47	(0.35)	(0.10)

Total from Investment Operations	0.35		(0.08)	0.23		0.58	(0.26)	(0.11)

LESS DISTRIBUTIONS FROM:
Net investment income	(0.09)		(0.12)	(0.14)		(0.12)	(0.09)	—

Net asset value, end of the period	$10.15		$9.89	$10.09		$10.00	$9.54	$9.89

Total return(b)(c)	3.55	%(d)	(0.79)%	2.28%		6.08%	(2.66)%	(1.10	)%(d)
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$4,942		$5,474	$6,427		$2,399	$1,047	$1
Net expenses(e)	0.70	%(f)	0.70%	0.74	%(g)	0.80%	0.80%	2.19	%(f)(h)
Gross expenses	1.01	%(f)	0.88%	1.12%		1.26%	1.37%	2.23	%(f)
Net investment income (loss)	1.80	%(f)	1.19%	1.27%		1.15%	0.90%	(0.71	)%(f)
Portfolio turnover rate	18%		48%	20%		10%	37%	0%

*	From commencement of operations on November 16, 2012 through December 31, 2012.
(a)	Per share net investment income (loss) has been calculated using the average shares outstanding during the period.
(b)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(c)	A sales charge for Class A shares is not reflected in total return calculations.
(d)	Periods less than one year are not annualized.
(e)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(f)	Computed on an annualized basis for periods less than one year.
(g)	Effective July 1, 2015, the expense limit decreased from 0.80% to 0.70%.
(h)	Prior to December 31, 2012, there was no expense limitation agreement in place for the Fund.

See accompanying notes to financial statements.

|  86

Financial Highlights (continued)

For a share outstanding throughout each period.

	McDonnell Intermediate Municipal Bond Fund—Class C
	Six Months Ended June 30, 2017 (Unaudited)		Year Ended December 31, 2016	Year Ended December 31, 2015		Year Ended December 31, 2014	Year Ended December 31, 2013	Period Ended December 31, 2012*
Net asset value, beginning of the period	$9.90		$10.09	$9.99		$9.54	$9.89	$10.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)(a)	0.05		0.04	0.05		0.04	0.01	(0.01)
Net realized and unrealized gain (loss)	0.25		(0.18)	0.11		0.45	(0.34)	(0.10)

Total from Investment Operations	0.30		(0.14)	0.16		0.49	(0.33)	(0.11)

LESS DISTRIBUTIONS FROM:
Net investment income	(0.05)		(0.05)	(0.06)		(0.04)	(0.02)	—

Total Distributions	(0.05)		(0.05)	(0.06)		(0.04)	(0.02)	—

Net asset value, end of the period	$10.15		$9.90	$10.09		$9.99	$9.54	$9.89

Total return(b)(c)	3.06	%(d)	(1.44)%	1.63%		5.18%	(3.35)%	(1.10	)%(d)
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$2,771		$4,015	$6,355		$2,223	$55	$1
Net expenses(e)	1.45	%(f)	1.45%	1.49	%(g)	1.55%	1.55%	2.20	%(f)(h)
Gross expenses	1.76	%(f)	1.63%	1.88%		2.04%	2.08%	2.24	%(f)
Net investment income (loss)	1.05	%(f)	0.44%	0.52%		0.41%	0.14%	(0.73	)%(f)
Portfolio turnover rate	18%		48%	20%		10%	37%	0%

*	From commencement of operations on November 16, 2012 through December 31, 2012.
(a)	Per share net investment income (loss) has been calculated using the average shares outstanding during the period.
(b)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(c)	A contingent deferred sales charge for Class C shares is not reflected in total return calculations.
(d)	Periods less than one year are not annualized.
(e)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(f)	Computed on an annualized basis for periods less than one year.
(g)	Effective July 1, 2015, the expense limit decreased from 1.55% to 1.45%.
(h)	Prior to December 31, 2012, there was no expense limitation agreement in place for the Fund.

See accompanying notes to financial statements.

87  |

Financial Highlights (continued)

For a share outstanding throughout each period.

	McDonnell Intermediate Municipal Bond Fund—Class Y
	Six Months Ended June 30, 2017 (Unaudited)		Year Ended December 31, 2016	Year Ended December 31, 2015		Year Ended December 31, 2014	Year Ended December 31, 2013	Period Ended December 31, 2012*
Net asset value, beginning of the period	$9.90		$10.10	$10.00		$9.54	$9.88	$10.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)(a)	0.10		0.15	0.15		0.14	0.11	(0.01)
Net realized and unrealized gain (loss)	0.26		(0.20)	0.11		0.46	(0.34)	(0.11)

Total from Investment Operations	0.36		(0.05)	0.26		0.60	(0.23)	(0.12)

LESS DISTRIBUTIONS FROM:
Net investment income	(0.10)		(0.15)	(0.16)		(0.14)	(0.11)	—

Net asset value, end of the period	$10.16		$9.90	$10.10		$10.00	$9.54	$9.88

Total return(b)	3.67	%(c)	(0.55)%	2.63%		6.36%	(2.31)%	(1.20	)%(c)
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$32,676		$49,179	$66,713		$28,314	$21,704	$14,827
Net expenses(d)	0.45	%(e)	0.45%	0.49	%(f)	0.55%	0.55%	2.33	%(e)(g)
Gross expenses	0.76	%(e)	0.63%	0.85%		1.02%	1.04%	2.37	%(e)
Net investment income (loss)	2.04	%(e)	1.44%	1.48%		1.46%	1.13%	(0.84	)%(e)
Portfolio turnover rate	18%		48%	20%		10%	37%	0%

*	From commencement of operations on November 16, 2012 through December 31, 2012.
(a)	Per share net investment income (loss) has been calculated using the average shares outstanding during the period.
(b)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(c)	Periods less than one year are not annualized.
(d)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(e)	Computed on an annualized basis for periods less than one year.
(f)	Effective July 1, 2015, the expense limit decreased from 0.55% to 0.45%.
(g)	Prior to December 31, 2012, there was no expense limitation agreement in place for the Fund.

See accompanying notes to financial statements.

|  88

Financial Highlights (continued)

For a share outstanding throughout each period.

	Natixis U.S. Equity Opportunities Fund—Class A
	Six Months Ended June 30, 2017 (Unaudited)		Year Ended December 31, 2016		Year Ended December 31, 2015		Year Ended December 31, 2014		Year Ended December 31, 2013		Year Ended December 31, 2012
Net asset value, beginning of the period	$30.27		$27.60		$27.40		$33.07		$26.35		$23.56

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)(a)	0.05		0.12		0.06		0.02		(0.04)		0.07
Net realized and unrealized gain (loss)	3.92		3.12		1.55		4.31		9.34		4.12

Total from Investment Operations	3.97		3.24		1.61		4.33		9.30		4.19

LESS DISTRIBUTIONS FROM:
Net investment income	(0.00	)(b)	(0.12)		—		—		—		(0.07)
Net realized capital gains	(0.11)		(0.45)		(1.41)		(10.00)		(2.58)		(1.33)

Total Distributions	(0.11)		(0.57)		(1.41)		(10.00)		(2.58)		(1.40)

Net asset value, end of the period	$34.13		$30.27		$27.60		$27.40		$33.07		$26.35

Total return(c)	13.13	%(d)	11.86%		5.86%		12.94%		35.75	%(e)	17.79	%(e)
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$555,291		$472,436		$422,069		$400,678		$371,102		$289,898
Net expenses	1.25	%(f)	1.23	%(g)	1.25	%(h)	1.29	%(i)	1.30	%(j)	1.30	%(j)
Gross expenses	1.25	%(f)	1.23	%(g)	1.25%		1.29	%(i)	1.32%		1.35%
Net investment income (loss)	0.32	%(f)	0.42%		0.21%		0.07%		(0.12)%		0.25%
Portfolio turnover rate	4%		17%		20%		93	%(k)	50%		52%

(a)	Per share net investment income (loss) has been calculated using the average shares outstanding during the period.
(b)	Amount rounds to less than $0.01.
(c)	A sales charge for Class A shares is not reflected in total return calculations.
(d)	Periods less than one year are not annualized.
(e)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(f)	Computed on an annualized basis for periods less than one year.
(g)	Includes fee/expense recovery of less than 0.01%.
(h)	Effective July 1, 2015, the expense limit decreased from 1.30% to 1.25%.
(i)	Includes fee/expense recovery of 0.02%.
(j)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(k)	The variation in the Fund’s turnover rate from 2013 to 2014 was primarily due to the change in the structure of the Fund from four segments to two segments.

See accompanying notes to financial statements.

89  |

Financial Highlights (continued)

For a share outstanding throughout each period.

	Natixis U.S. Equity Opportunities Fund—Class C
	Six Months Ended June 30, 2017 (Unaudited)		Year Ended December 31, 2016		Year Ended December 31, 2015		Year Ended December 31, 2014		Year Ended December 31, 2013		Year Ended December 31, 2012
Net asset value, beginning of the period	$21.54		$19.86		$20.24		$26.92		$21.99		$19.94

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment loss(a)	(0.05)		(0.07)		(0.11)		(0.19)		(0.22)		(0.11)
Net realized and unrealized gain (loss)	2.78		2.22		1.14		3.51		7.73		3.49

Total from Investment Operations	2.73		2.15		1.03		3.32		7.51		3.38

LESS DISTRIBUTIONS FROM:
Net investment income	(0.00	)(b)	(0.02)		—		—		—		—
Net realized capital gains	(0.11)		(0.45)		(1.41)		(10.00)		(2.58)		(1.33)

Total Distributions	(0.11)		(0.47)		(1.41)		(10.00)		(2.58)		(1.33)

Net asset value, end of the period	$24.16		$21.54		$19.86		$20.24		$26.92		$21.99

Total return(c)	12.70	%(d)	11.02%		5.06%		12.12%		34.69	%(e)	16.96	%(e)
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$94,273		$72,768		$61,864		$53,925		$44,150		$30,525
Net expenses	2.00	%(f)	1.98	%(g)	2.00	%(h)	2.04	%(i)	2.05	%(j)	2.05	%(j)
Gross expenses	2.00	%(f)	1.98	%(g)	2.00%		2.04	%(i)	2.07%		2.10%
Net investment loss	(0.43	)%(f)	(0.33)%		(0.54)%		(0.68)%		(0.86)%		(0.49)%
Portfolio turnover rate	4%		17%		20%		93	%(k)	50%		52%

(a)	Per share net investment loss has been calculated using the average shares outstanding during the period.
(b)	Amount rounds to less than $0.01.
(c)	A contingent deferred sales charge for Class C shares is not reflected in total return calculations.
(d)	Periods less than one year are not annualized.
(e)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(f)	Computed on an annualized basis for periods less than one year.
(g)	Includes fee/expense recovery of less than 0.01%.
(h)	Effective July 1, 2015, the expense limit decreased from 2.05% to 2.00%.
(i)	Includes fee/expense recovery of 0.01%.
(j)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(k)	The variation in the Fund’s turnover rate from 2013 to 2014 was primarily due to the change in the structure of the Fund from four segments to two segments.

See accompanying notes to financial statements.

|  90

Financial Highlights (continued)

For a share outstanding throughout each period.

	Natixis U.S. Equity Opportunities Fund—Class N
	Period Ended June 30, 2017* (Unaudited)
Net asset value, beginning of the period	$37.62

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.04
Net realized and unrealized gain (loss)	1.62

Total from Investment Operations	1.66

Net asset value, end of the period	$39.28

Total return(b)(c)	4.39%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$1
Net expenses(d)(e)	0.95%
Gross expenses(e)	15.13%
Net investment income(e)	0.66%
Portfolio turnover rate	4	%(f)

*	From commencement of Class operations on May 1, 2017 through June 30, 2017.
(a)	Per share net investment income (loss) has been calculated using the average shares outstanding during the period.
(b)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(c)	Periods less than one year are not annualized.
(d)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(e)	Computed on an annualized basis for periods less than one year.
(f)	Represents the Fund’s portfolio turnover rate for the six months ended June 30, 2017.

See accompanying notes to financial statements.

91  |

Financial Highlights (continued)

For a share outstanding throughout each period.

	Natixis U.S. Equity Opportunities Fund—Class Y
	Six Months Ended June 30, 2017 (Unaudited)		Year Ended December 31, 2016		Year Ended December 31, 2015		Year Ended December 31, 2014		Year Ended December 31, 2013		Year Ended December 31, 2012
Net asset value, beginning of the period	$34.77		$31.61		$31.18		$36.32		$28.68		$25.52

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.10		0.21		0.15		0.12		0.05		0.17
Net realized and unrealized gain (loss)	4.51		3.59		1.76		4.74		10.17		4.46

Total from Investment Operations	4.61		3.80		1.91		4.86		10.22		4.63

LESS DISTRIBUTIONS FROM:
Net investment income	(0.00	)(b)	(0.19)		(0.07)		—		—		(0.14)
Net realized capital gains	(0.11)		(0.45)		(1.41)		(10.00)		(2.58)		(1.33)

Total Distributions	(0.11)		(0.64)		(1.48)		(10.00)		(2.58)		(1.47)

Net asset value, end of the period	$39.27		$34.77		$31.61		$31.18		$36.32		$28.68

Total return	13.27	%(c)	12.13%		6.11%		13.25%		36.06	%(d)	18.15	%(d)
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$238,263		$143,231		$70,643		$37,636		$24,661		$11,035
Net expenses	1.00	%(e)	0.98	%(f)	1.00	%(g)	1.05	%(h)	1.05	%(i)	1.05	%(i)
Gross expenses	1.00	%(e)	0.98	%(f)	1.00%		1.05	%(h)	1.07%		1.10%
Net investment income	0.56	%(e)	0.63%		0.46%		0.32%		0.13%		0.61%
Portfolio turnover rate	4%		17%		20%		93	%(j)	50%		52%

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Amount rounds to less than $0.01.
(c)	Periods less than one year are not annualized.
(d)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(e)	Computed on an annualized basis for periods less than one year.
(f)	Includes fee/expense recovery of less than 0.01%.
(g)	Effective July 1, 2015, the expense limit decreased from 1.05% to 1.00%.
(h)	Includes fee/expense recovery of 0.01%.
(i)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(j)	The variation in the Fund’s turnover rate from 2013 to 2014 was primarily due to the change in the structure of the Fund from four segments to two segments.

See accompanying notes to financial statements.

|  92

Notes to Financial Statements

June 30, 2017 (Unaudited)

1.  Organization.  Natixis Funds Trust I and Natixis Funds Trust II (the “Trusts” and each a “Trust”) are each organized as a Massachusetts business trust. Each Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. Each Declaration of Trust permits the Board of Trustees to authorize the issuance of an unlimited number of shares of the Trust in multiple series. The financial statements for certain funds of the Trusts are presented in separate reports. The following funds (individually, a “Fund” and collectively, the “Funds”) are included in this report:

Natixis Funds Trust I:

Loomis Sayles Multi-Asset Income Fund (the “Multi-Asset Income Fund”)

Natixis U.S. Equity Opportunities Fund (the “U.S. Equity Opportunities Fund”)

Natixis Funds Trust II:

Loomis Sayles Strategic Alpha Fund (the “Strategic Alpha Fund”)

McDonnell Intermediate Municipal Bond Fund (the “Intermediate Municipal Bond Fund”)

Each Fund is a diversified investment company, except for the Strategic Alpha Fund is a non-diversified investment company.

Each Fund offers Class A, Class C and Class Y shares. Multi-Asset Income Fund, U.S. Equity Opportunities Fund and Strategic Alpha Fund also offer Class N shares (effective May 1, 2017 for U.S. Equity Opportunities Fund and Strategic Alpha Fund). Class A shares are sold with a maximum front-end sales charge of 3.00% for Intermediate Municipal Bond Fund, 4.25% for Multi-Asset Income Fund and Strategic Alpha Fund, and 5.75% for U.S. Equity Opportunities Fund. Class C shares do not pay a front-end sales charge, pay higher ongoing Rule 12b-1 fees than Class A shares and may be subject to a CDSC of 1.00% if those shares are redeemed within one year of acquisition, except for reinvested distributions. Class N and Class Y shares do not pay a front-end sales charge, a CDSC or Rule 12b-1 fees. Class N shares are offered with an initial minimum investment of $1,000,000. Class Y shares are offered with an initial minimum investment of $100,000. Certain categories of investors are exempted from the minimum investment amounts for Class N and Class Y as outlined in the relevant Funds’ prospectus.

Most expenses can be directly attributed to a Fund. Expenses which cannot be directly attributed to a Fund are generally apportioned based on the relative net assets of each of the funds in Natixis Funds Trust I, Natixis Funds Trust II, Natixis Funds Trust IV, Gateway Trust and Natixis ETF Trust (“Natixis Funds Trusts”), Loomis Sayles Funds I and Loomis Sayles Funds II (“Loomis Sayles Funds Trusts”). Expenses of a Fund are borne pro rata by the holders of each class of shares, except that each class bears expenses unique to that class (such as the Rule 12b-1 fee applicable to Class A and Class C) and transfer agent fees borne collectively for Class A, Class C and Class Y, and individually for Class N. In addition, each class votes as a class only with respect

93  |

Notes to Financial Statements (continued)

June 30, 2017 (Unaudited)

to its own Rule 12b-1 Plan. Shares of each class would receive their pro rata share of the net assets of a Fund if the Fund were liquidated. The Trustees approve separate distributions from net investment income on each class of shares.

2.  Significant Accounting Policies.  The following is a summary of significant accounting policies consistently followed by each Fund in the preparation of its financial statements. The Funds’ financial statements follow the accounting and reporting guidelines provided for investment companies and are prepared in accordance with accounting principles generally accepted in the United States of America which require the use of management estimates that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. Management has evaluated the events and transactions subsequent to period-end through the date the financial statements were issued and has determined that there were no material events that would require disclosure in the Funds’ financial statements.

a.  Valuation.  Fund securities and other investments are valued at market value based on market quotations obtained or determined by independent pricing services recommended by the adviser and subadvisers approved by the Board of Trustees. Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser or subadvisers pursuant to procedures approved by the Board of Trustees, as described below. Market value is determined as follows:

Listed equity securities (including shares of closed-end investment companies and exchange-traded funds) are valued at the last sale price quoted on the exchange where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking an NOCP, at the most recent bid quotations on the applicable NASDAQ Market. Unlisted equity securities (except unlisted preferred equity securities) are valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. If there is no last sale price or closing bid quotation available, unlisted equity securities will be valued using evaluated bids furnished by an independent pricing service, if available. In some foreign markets, an official close price and a last sale price may be available from the foreign exchange or market. In those cases, the official close price is used. Debt securities and unlisted preferred equity securities are valued based on evaluated bids furnished to the Fund by an independent pricing service or bid prices obtained from broker-dealers. Senior loans are valued at bid prices supplied by an independent pricing service, if available. Broker-dealer bid prices may be used to value debt and unlisted equity securities and

|  94

Notes to Financial Statements (continued)

June 30, 2017 (Unaudited)

senior loans where an independent pricing service is unable to price a security or where an independent pricing service does not provide a reliable price for the security. Forward foreign currency contracts are valued utilizing interpolated rates determined based on information provided by an independent pricing service. Futures contracts are valued at the most recent settlement price on the exchange on which the adviser believes that, over time, they are traded most extensively. Centrally cleared swap agreements are valued at settlement prices of the clearinghouse on which the contracts were traded or prices obtained from broker-dealers. Bilateral credit default swaps are valued based on mid prices (between the bid price and the ask price) supplied by an independent pricing service. Bilateral interest rate swaps are valued based on prices supplied by an independent pricing source. Domestic exchange-traded single name equity option contracts are valued at the mean of the National Best Bid and Offer quotations. Options on futures contracts are valued using the current settlement price on the exchange on which, over time, they are traded most extensively. Option contracts on domestic indices are valued at the average of the closing bid and ask quotations as of the close of trading on the Chicago Board Options Exchange (“CBOE”). Option contracts on foreign indices are priced at the most recent settlement price. Other exchange-traded options are valued at the average of the closing bid and ask quotations on the exchange on which, over time, they are traded most extensively. Over-the-counter (“OTC”) currency options and swaptions are valued at mid prices (between the bid and the ask price) supplied by an independent pricing service, if available. Other OTC option contracts (including currency options and swaptions not priced through an independent pricing service) are valued based on quotations obtained from broker-dealers.

Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees. Option contracts for which the average of the closing bid and ask quotations are not considered to reflect option contract values as of the close of the New York Stock Exchange (“NYSE”) are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees. On the last business day of the month, the Fund will fair value S&P 500® Index options using the closing rotation values published by the CBOE. The Fund may also value securities and other investments at fair value in other circumstances such as when extraordinary events occur after the close of a foreign market but prior to the close of the NYSE. This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer’s security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing its securities or other investments, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities or other market activity and/or

95  |

Notes to Financial Statements (continued)

June 30, 2017 (Unaudited)

significant events that occur after the close of the foreign market and before the time the Fund’s net asset value (“NAV”) is calculated. Fair value pricing may require subjective determinations about the value of a security, and fair values used to determine the Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same securities. In addition, the use of fair value pricing may not always result in adjustments to the prices of securities held by the Fund.

Illiquid securities for which market quotations are readily available and have been evaluated by the adviser are considered and classified as fair valued securities.

As of June 30, 2017, securities and other investments of the Funds included in net assets were fair valued as follows:

Fund	Equity securities[1]	Percentage of Net Assets	Securities classified as fair valued	Percentage of Net Assets	Securities fair valued by the Fund’s adviser	Percentage of Net Assets
Multi-Asset Income Fund	$13,951,708	10.6%	$665,722	0.5%	$—	—
Strategic Alpha Fund	$—	—	$16,186,026	1.3%	$24,409,817	2.0%

[1]

Certain foreign equity securities were fair valued pursuant to procedures approved by the Board of Trustees as events occurring after the close of the foreign market were believed to materially affect the value of those securities.

b.  Investment Transactions and Related Investment Income.  Investment transactions are accounted for on a trade date plus one day basis for daily NAV calculation. However, for financial reporting purposes, investment transactions are reported on trade date. Dividend income is recorded on ex-dividend date, or in the case of certain foreign securities, as soon as a Fund is notified, and interest income is recorded on an accrual basis. Interest income is increased by the accretion of discount and decreased by the amortization of premium, if applicable. Periodic principal adjustments for inflation-protected securities are recorded to interest income. Negative principal adjustments (in the event of deflation) are recorded as reductions of interest income to the extent of interest income earned, not to exceed the amount of positive principal adjustments on a cumulative basis. Distributions received from investments in securities that represent a return of capital or capital gain are recorded as a reduction of cost of the investments or as a realized gain, respectively. The calendar year-end amounts of ordinary income, capital gains, and return of capital included in distributions received from the Funds’ investments in real estate investment trusts (“REITs”) are reported to the Funds after the end of the fiscal year; accordingly, the

|  96

Notes to Financial Statements (continued)

June 30, 2017 (Unaudited)

Funds estimate these amounts for accounting purposes until the characterization of REIT distributions is reported to the Funds after the end of the fiscal year. Estimates are based on the most recent REIT distribution information available. In determining net gain or loss on securities sold, the cost of securities has been determined on an identified cost basis. Investment income, non-class specific expenses and realized and unrealized gains and losses are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund.

c.  Foreign Currency Translation.  The books and records of the Funds are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period. Purchases and sales of investment securities, income and expenses are translated into U.S. dollars on the respective dates of such transactions.

Net realized foreign exchange gains or losses arise from sales of foreign currency, changes in exchange rates between the trade and settlement dates on securities transactions and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains or losses arise from changes in the value of assets and liabilities, other than investment securities, as of the end of the fiscal period, resulting from changes in exchange rates. Net realized foreign exchange gains or losses and the net change in unrealized foreign exchange gains or losses are disclosed in the Statements of Operations. For federal income tax purposes, net realized foreign exchange gains or losses are characterized as ordinary income, and may, if the Funds have net losses, reduce the amount of income available to be distributed by the Funds.

The values of investment securities are presented at the foreign exchange rates prevailing at the end of the period for financial reporting purposes. Net realized and unrealized gains or losses on investments reported in the Statements of Operations reflect gains or losses resulting from changes in exchange rates and fluctuations which arise due to changes in market prices of investment securities. For federal income tax purposes, a portion of the net realized gain or loss on investments arising from changes in exchange rates, which is reflected in the Statements of Operations, may be characterized as ordinary income and may, if the Funds have net losses, reduce the amount of income available to be distributed by the Funds.

For the six months ended June 30, 2017, the amount of income available to be distributed has been reduced by the following amounts as a result of losses arising from changes in exchange rates:

Multi-Asset Income Fund	$183,031
Strategic Alpha Fund	$2,871,439

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The Funds may use foreign currency exchange contracts to facilitate transactions in foreign-denominated investments. Losses may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts’ terms.

d.  Forward Foreign Currency Contracts.  The Funds may enter into forward foreign currency contracts, including forward foreign cross currency contracts, to acquire exposure to foreign currencies or to hedge the Fund’s investments against currency fluctuation. A contract can also be used to offset a previous contract. These contracts involve market risk in excess of the unrealized gain or loss reflected in the Funds’ Statements of Assets and Liabilities. The U.S. dollar value of the currencies a Fund has committed to buy or sell represents the aggregate exposure to each currency a Fund has acquired or hedged through currency contracts outstanding at period end. Gains or losses are recorded for financial statement purposes as unrealized until settlement date. Contracts are traded over-the-counter directly with a counterparty. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. Certain contracts may require the movement of cash and/or securities as collateral for the Fund’s or counterparty’s net obligations under the contracts.

e.  Futures Contracts.  The Funds may enter into futures contracts. Futures contracts are agreements between two parties to buy and sell a particular instrument or index for a specified price on a specified future date.

When a Fund enters into a futures contract, it is required to deposit with (or for the benefit of) its broker an amount of cash or short-term high-quality securities as “initial margin.” As the value of the contract changes, the value of the futures contract position increases or declines. Subsequent payments, known as “variation margin,” are made or received by a Fund, depending on the price fluctuations in the fair value of the contract and the value of cash or securities on deposit with the broker. The aggregate principal amounts of the contracts are not recorded in the financial statements. Fluctuations in the value of the contracts are recorded in the Statements of Assets and Liabilities as an asset (liability) and in the Statements of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses). Realized gain or loss on a futures position is equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, minus brokerage commissions. When a Fund enters into a futures contract certain risks may arise, such as illiquidity in the futures market, which may limit a Fund’s ability to close out a futures contract prior to settlement date, and unanticipated movements in the value of securities or interest rates.

Futures contracts are exchange-traded. Exchange-traded futures contracts are standardized and are settled through a clearing house with fulfillment supported by the credit of the exchange. Therefore, counterparty credit risks to the Funds are reduced;

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however, in the event that a counterparty enters into bankruptcy, a Fund’s claim against initial/variation margin on deposit with the counterparty may be subject to terms of a final settlement in bankruptcy court.

f.  Option Contracts.  The Funds may enter into option contracts. When a Fund purchases an option, it pays a premium and the option is subsequently marked-to-market to reflect current value. Premiums paid for purchasing options which expire are treated as realized losses. Premiums paid for purchasing options which are exercised are added to the cost or deducted from the proceeds on the underlying instrument to determine the realized gain or loss. If the Fund enters into a closing sale transaction, the difference between the premium paid and the proceeds of the closing sale transaction is treated as a realized gain or loss. The risk associated with purchasing options is limited to the premium paid.

When a Fund writes an option, an amount equal to the net premium received (the premium less commission) is recorded as a liability and is subsequently adjusted to the current value. Net premiums received for written options which expire are treated as realized gains. Net premiums received for written options which are exercised are deducted from the cost or added to the proceeds on the underlying instrument to determine the realized gain or loss. If the Fund enters into a closing purchase transaction, the difference between the net premium received and any amount paid on effecting a closing purchase transaction, including commissions, is treated as a realized gain or, if the net premium received is less than the amount paid, as a realized loss. The Fund, as writer of a written option, bears the risk of an unfavorable change in the market value of the instrument or index underlying the written option.

Exchange-traded options contracts are standardized and are settled through a clearing house with fulfillment supported by the credit of the exchange. Therefore, counterparty credit risks to the Funds are reduced. OTC options are subject to the risk that the counterparty is unable or unwilling to meet its obligations under the option.

g.  Swaptions.  The Funds may enter into interest rate swaptions. An interest rate swaption gives the holder the right, but not the obligation, to enter into or cancel an interest rate swap agreement at a future date. Interest rate swaptions may be either purchased or written. The buyer of an interest rate swaption may purchase either the right to receive a fixed rate in the underlying swap (known as a “receiver swaption”) or to pay a fixed rate (known as a “payer swaption”), based on the notional amount of the swap agreement, in exchange for a floating rate. The notional amounts of swaptions are not recorded in the financial statements.

When a Fund purchases an interest rate swaption, it pays a premium and the swaption is subsequently marked-to-market to reflect current value. Premiums paid for purchasing interest rate swaptions which expire are treated as realized losses. Premiums paid for purchasing interest rate swaptions which are exercised are added to the cost or deducted from the proceeds on the underlying swap to determine the

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realized gain or loss. If a Fund enters into a closing sale transaction, the difference between the premium paid and the proceeds of the closing sale transaction is treated as a realized gain or loss. The risk associated with purchasing interest rate swaptions is limited to the premium paid.

When a Fund writes an interest rate swaption, an amount equal to the premium received is recorded as a liability and is subsequently adjusted to the current value. Premiums received for written interest rate swaptions which expire are treated as realized gains. Premiums received for written interest rate swaptions which are exercised are deducted from the cost or added to the proceeds on the underlying swap to determine the realized gain or loss. If a Fund enters into a closing purchase transaction, the difference between the premium received and any amount paid on effecting a closing purchase transaction, including commission, is treated as a realized gain or, if the premium received is less than the amount paid, as a realized loss. A Fund, as writer of a written interest rate swaption, bears the risk of an unfavorable change in the market value of the swap underlying the written interest rate swaption.

OTC interest rate swaptions are subject to the risk that the counterparty is unable or unwilling to meet its obligations under the swaption.

There were no swaptions held by the Funds as of June 30, 2017.

h.  Swap Agreements.  The Funds may enter into credit default and interest rate swaps. A credit default swap is an agreement between two parties (the “protection buyer” and “protection seller”) to exchange the credit risk of an issuer (“reference obligation”) for a specified time period. The reference obligation may be one or more debt securities or an index of such securities. The Funds may be either the protection buyer or the protection seller. As a protection buyer, the Funds have the ability to hedge the downside risk of an issuer or group of issuers. As a protection seller, the Funds have the ability to gain exposure to an issuer or group of issuers whose bonds are unavailable or in short supply in the cash bond market, as well as realize additional income in the form of fees paid by the protection buyer. The protection buyer is obligated to pay the protection seller a stream of payments (“fees”) over the term of the contract, provided that no credit event, such as a default or a downgrade in credit rating, occurs on the reference obligation. The Funds may also pay or receive upfront premiums. If a credit event occurs, the protection seller must pay the protection buyer the difference between the agreed upon notional value and market value of the reference obligation. Market value in this case is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the value. The maximum potential amount of undiscounted future payments that a Fund as the protection seller could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement.

Implied credit spreads, represented in absolute terms, are disclosed in the Portfolio of Investments for those agreements for which the Fund is the protection seller. Implied

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credit spreads serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular reference entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the reference entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

An interest rate swap is an agreement with another party to receive or pay interest (e.g., an exchange of fixed rate payments for floating rate payments) to protect themselves from interest rate fluctuations. This type of swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals based upon or calculated by reference to a specified interest rate(s) for a specified notional amount. The payment flows are usually netted against each other, with the difference being paid by one party to the other.

The notional amounts of swap agreements are not recorded in the financial statements. Swap agreements are valued daily, and fluctuations in value are recorded in the Statements of Operations as change in unrealized appreciation (depreciation) on swap agreements. Fees are accrued in accordance with the terms of the agreement and are recorded in the Statements of Assets and Liabilities as fees receivable or payable. When received or paid, fees are recorded in the Statements of Operations as realized gain or loss. Upfront premiums paid or received by the Funds are recorded on the Statements of Assets and Liabilities as an asset or liability, respectively, and are amortized or accreted over the term of the agreement and recorded as realized gain or loss. Payments made or received by the Funds as a result of a credit event or termination of the agreement are recorded as realized gain or loss.

Swap agreements are privately negotiated in the OTC market and may be entered into as a bilateral contract or centrally cleared (“centrally cleared swaps”). Bilateral swap agreements are traded between counterparties and, as such, are subject to the risk that a party to the agreement will not be able to meet its obligations. In a centrally cleared swap, immediately following execution of the swap agreement, the swap agreement is novated to a central counterparty (the “CCP”) and the Funds face the CCP through a broker. Upon entering into a centrally cleared swap, the Funds are required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap. Subsequent payments, known as “variation margin,” are made or received by the Funds based on the daily change in the value of the centrally cleared swap agreement. For centrally cleared swaps, the Funds’ counterparty credit risk is reduced as the CCP stands between the Funds and the counterparty. The Funds cover their net obligations under outstanding swap agreements by segregating or earmarking cash or securities.

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i.  Due to/from Brokers.  Transactions and positions in certain options, swaptions, futures, forward foreign currency contracts and swap agreements are maintained and cleared by registered U.S. broker/dealers pursuant to customer agreements between the Funds and the various broker/dealers. The due from brokers balance in the Statements of Assets and Liabilities for Strategic Alpha Fund represents cash pledged as collateral for forward foreign currency contracts, options and bilateral swap agreements and as initial margin for futures contracts and centrally cleared swap agreements. The due to brokers balance in the Statements of Assets and Liabilities for Strategic Alpha Fund represents cash received as collateral for forward foreign currency contracts, options and bilateral swap agreements. In certain circumstances the Funds’ use of cash, securities and/or foreign currency held at brokers is restricted by regulation or broker mandated limits.

j.  Federal and Foreign Income Taxes.  The Trusts treat each Fund as a separate entity for federal income tax purposes. Each Fund intends to meet the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute to its shareholders substantially all of its net investment income and any net realized capital gains at least annually. Management has performed an analysis of each Fund’s tax positions for the open tax years as of June 30, 2017 and has concluded that no provisions for income tax are required. The Funds’ federal tax returns for the prior three fiscal years, remain subject to examination by the Internal Revenue Service. Management is not aware of any events that are reasonably possible to occur in the next six months that would result in the amounts of any unrecognized tax benefits significantly increasing or decreasing for the Funds. However, management’s conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws and accounting regulations and interpretations thereof.

A Fund may be subject to foreign withholding taxes on investment income and taxes on capital gains on investments that are accrued and paid based upon the Fund’s understanding of the tax rules and regulations that exist in the countries in which the Fund invests. Foreign withholding taxes on dividend and interest income are reflected on the Statements of Operations as a reduction of investment income, net of amounts eligible to be reclaimed. Dividends and interest receivable on the Statements of Assets and Liabilities are net of foreign withholding taxes. Foreign withholding taxes where reclaims have been or will be filed are reflected on the Statements of Assets and Liabilities as tax reclaims receivable. Capital gains taxes paid are included in net realized gain (loss) on investments in the Statements of Operations. Accrued but unpaid capital gains taxes are reflected as foreign taxes payable on the Statements of Assets and Liabilities, if applicable, and reduce unrealized gains on investments. In the event that realized gains on investments are subsequently offset by realized losses, taxes paid on realized gains may be returned to a Fund. Such amounts, if applicable, are reflected as foreign tax rebates receivable on the Statements of Assets and Liabilities and are recorded as a realized gain when received.

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k.  Dividends and Distributions to Shareholders.  Dividends and distributions are recorded on ex-dividend date. The timing and characterization of certain income and capital gain distributions are determined in accordance with federal tax regulations, which may differ from accounting principles generally accepted in the United States of America. Permanent differences are primarily due to differing treatments for book and tax purposes of items such as deferred trustees’ fees, defaulted and/or non-income producing securities, trust preferred securities, passive foreign investment company adjustment and foreign currency gains and losses.paydown gains and losses, return of capital and capital gain distributions received, interest rate swaps, treasury inflation-protected bonds, foreign currency gains and losses, deferred Trustees’ fees, convertible bonds, contingent payment debt instruments and premium amortization. Permanent book and tax basis differences relating to shareholder distributions, net investment income and net realized gains will result in reclassifications to capital accounts reported on the Statements of Assets and Liabilities. Temporary differences between book and tax distributable earnings are primarily due to deferred Trustees’ fees, premium amortization and wash sales., contingent payment debt instruments, defaulted and/or non-income producing securities, swap payable/receivable, wash sales, return of capital distributions received, convertible bonds, treasury inflation-protected securities and forward foreign currency, options and futures contracts mark-to-market. Amounts of income and capital gain available to be distributed on a tax basis are determined annually, and at other times during the Funds’ fiscal year as may be necessary to avoid knowingly declaring and paying a return of capital distribution. Distributions from net investment income and short-term capital gains are considered to be distributed from ordinary income for tax purposes.

The tax characterization of distributions is determined on an annual basis. The tax character of distributions paid to shareholders during the year ended December 31, 2016 was as follows:

	2016 Distributions Paid From:
Fund	Ordinary Income	Tax Exempt Income	Long-Term Capital Gains	Total
Multi-Asset Income Fund	$3,154,985	$—	$4,548,260	$7,703,245
Strategic Alpha Fund	28,006,426	—	—	28,006,426
Intermediate Municipal Bond Fund	—	1,255,515	—	1,255,515
U.S. Equity Opportunities Fund	2,594,980	—	9,731,549	12,326,529

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As of December 31, 2016, late-year ordinary and post-October capital loss deferrals were as follows:

	Multi-Asset Income Fund	Strategic Alpha Fund	Intermediate Municipal Bond Fund	U.S. Equity Opportunities Fund
Capital loss carryforward:
Short-term:
No expiration date	$—	$(37,730,155)	$(758,960)	$—
Long-term:
No expiration date	—	(17,520,479)	—	—

Total capital loss carryforward	$—	$(55,250,634)	$(758,960)	$—

Late-year ordinary and Post-October capital loss deferrals*	$(436,967)	$—	$—	$—

*	Under current tax law, capital losses, foreign currency losses, and losses on passive foreign investment companies and contingent payment debt instruments after October 31 or December 31, as applicable, may be deferred and treated as occurring on the first day of the following taxable year. Multi-Asset Income Fund is deferring capital and foreign currency losses that occurred after October 31, 2016.

As of June 30, 2017, unrealized appreciation (depreciation) on a tax basis was as follows:

	Multi-Asset Income Fund	Strategic Alpha Fund	Intermediate Municipal Bond Fund	U.S. Equity Opportunities Fund
Unrealized appreciation (depreciation)
Investments	$5,366,608	$(18,221,216)	$1,271,774	$220,675,435
Foreign currency translations	76,119	(8,209,095)	—	—

Total unrealized appreciation (depreciation)	$5,442,727	$(26,430,311)	$1,271,774	$220,675,435

l.  Loan Participations.  Strategic Alpha Fund may invest in loans to corporate, governmental or other borrowers. The Fund’s investments in loans may be in the form of participations in loans or assignments of all or a portion of loans. A loan is often administered by a bank or other financial institution that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. When investing in a loan participation, (i) a Fund has the right to receive payments of principal,

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interest and any fees to which it is entitled only from the party from whom the Fund has purchased the participation and only upon receipt by that party of payments from the borrower and (ii) a Fund generally has no right to enforce compliance by the borrower with the terms of the loan agreement or to vote on matters arising under the loan agreement. Thus, a Fund may be subject to credit risk both of the party from whom it purchased the loan participation and the borrower and the Fund may have minimal control over the terms of any loan modification. When a Fund purchases assignments from lenders, it acquires direct rights against the borrower on the loan. Loan agreements and participations outstanding at the end of the period, if any, are listed in each applicable Fund’s Schedule of Investments.

m.  Repurchase Agreements.  Each Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which each Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is each Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities. As of June 30, 2017, each Fund, as applicable, had investments in repurchase agreements for which the value of the related collateral exceeded the value of the repurchase agreement. The gross value of repurchase agreements is included in the Statements of Assets and Liabilities for financial reporting purposes.

n.  When-Issued and Delayed Delivery Transactions.  The Funds may enter into when-issued or delayed delivery transactions. When-issued refers to transactions made conditionally because a security, although authorized, has not been issued. Delayed delivery refers to transactions for which delivery or payment will occur at a later date, beyond the normal settlement period. The price of when-issued and delayed delivery securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The security and the obligation to pay for it are recorded by the Funds at the time the commitment is entered into. The value of the security may vary with market fluctuations during the time before the Funds take delivery of the security. No interest accrues to the Funds until the transaction settles.

Delayed delivery transactions include those designated as To Be Announced (“TBAs”) in the Portfolios of Investments. For TBAs, the actual security that will be delivered to fulfill the transaction is not designated at the time of the trade. The security is “to be announced” 48 hours prior to the established trade settlement date. Certain transactions require the Funds or counterparty to post cash and/or securities as collateral for the net mark-to-market exposure to the other party. The Funds cover their net obligations under outstanding delayed delivery commitments by segregating or earmarking cash or securities at the custodian.

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Purchases of when-issued or delayed delivery securities may have a similar effect on the Funds’ NAV as if the Funds’ had created a degree of leverage in the portfolio. Risks may arise upon entering into such transactions from the potential inability of counterparties to meet their obligations under the transactions. Additionally, losses may arise due to changes in the value of the underlying securities.

There were no when-issued or delayed delivery securities held by the Funds as of June 30, 2017.

o.  Stripped Securities.  Each Fund may invest in stripped securities, which are usually structured with two or more classes that receive different proportions of the interest and principal distribution on a pool of U.S. or foreign government securities or mortgage assets. In some cases, one class will receive all of the interest (the interest-only or “IO” class), while the other class will receive all of the principal (the principal-only or “PO” class). Stripped securities commonly have greater market volatility than other types of fixed-income securities. In the case of stripped mortgage securities, if the underlying mortgage assets experience greater than anticipated prepayments of principal, a Fund may fail to recoup fully its investments in IOs.

p.  Securities Lending.  Multi-Asset Income Fund, Strategic Alpha Fund and U.S. Equity Opportunities Fund have entered into an agreement with State Street Bank and Trust Company (“State Street Bank”), as agent of the Funds, to lend securities to certain designated borrowers. The loans are collateralized with cash or securities in an amount equal to at least 105% or 102% of the market value (including accrued interest) of the loaned international or domestic securities, respectively, when the loan is initiated. Thereafter, the value of the collateral must remain at least 102% of the market value (including accrued interest) of loaned securities for U.S. equities and U.S. corporate debt; at least 105% of the market value (including accrued interest) of loaned securities for non-U.S. equities; and at least 100% of the market value (including accrued interest) of loaned securities for U.S. Government securities, sovereign debt issued by non-U.S. Governments and non-U.S. corporate debt. In the event that the market value of the collateral falls below the required percentages described above, the borrower will deliver additional collateral on the next business day. As with other extensions of credit, the Funds may bear the risk of loss with respect to the investment of the collateral. The Funds invest cash collateral in short-term investments, a portion of the income from which is remitted to the borrowers and the remainder allocated between the Funds and State Street Bank as lending agent.

For the six months ended June 30, 2017, the Funds did not loan securities under this agreement.

q.  Indemnifications.  Under the Trusts’ organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve

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future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

r.  New Accounting Pronouncement.  In October 2016, the SEC adopted amendments to rules under the Investment Company Act of 1940 (“final rules”) intended to modernize the reporting and disclosure of information by registered investment companies. The final rules amend Regulation S-X and require funds to provide standardized, enhanced derivative disclosures in fund financial statements in a format designed for individual investors. The amendments to Regulation S-X also update the disclosures for other investments, including investments in and advances to affiliates, and amend the rules regarding the general form and content of fund financial statements. The compliance date for the amendments to Regulation S-X is August 1, 2017. Management is currently evaluating the amendments and the impact, if any, on the Funds’ financial statements.

3.  Fair Value Measurements.  In accordance with accounting standards related to fair value measurements and disclosures, the Funds have categorized the inputs utilized in determining the value of each Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical assets or liabilities;

•

Level 2 – prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

•

Level 3 – prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect each Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The Fund’s pricing policies and procedures are recommended by the adviser and approved by the Board of Trustees. Debt securities are valued based on evaluated bids furnished to the Fund by an independent pricing service. Broker-dealer bid prices may be used if an independent pricing service either is unable to price a security or does not provide a reliable price for a security. Broker-dealer bid prices for which the Fund does not have knowledge of the inputs used by the broker-dealer are categorized in Level 3. All security prices, including those obtained from an independent pricing service and broker-dealer bid prices, are reviewed on a daily basis by the adviser, subject to oversight by Fund management and the Board of Trustees. If the adviser, in good faith, believes that the price provided by an independent pricing service is unreliable, broker-dealer bid prices may be used until the price provided by the independent pricing service is considered to be reliable.

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Reliability of all security prices, including those obtained from an independent pricing service and broker-dealer bid prices, is tested in a variety of ways, including comparison to recent transaction prices and daily fluctuations, amongst other validation procedures in place. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Fund’s adviser pursuant to procedures approved by the Board of Trustees. Fair valued securities may be categorized in Level 3.

The following is a summary of the inputs used to value the Funds’ investments as of June 30, 2017, at value:

Multi-Asset Income Fund

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Common Stocks
Air Freight & Logistics	$246,452	$1,066,406	$—	$1,312,858
Airlines	—	665,454	—	665,454
Automobiles	895,955	507,700	—	1,403,655
Banks	5,041,124	4,691,354	—	9,732,478
Capital Markets	939,869	190,449	—	1,130,318
Chemicals	3,231,965	75,518	—	3,307,483
Construction & Engineering	15,888	1,300,629	—	1,316,517
Distributors	—	70,668	—	70,668
Diversified Consumer Services	253,617	264,629	—	518,246
Diversified Telecommunication Services	964,659	508,916	—	1,473,575
Electric Utilities	1,730,705	655,534	—	2,386,239
Electrical Equipment	—	268,789	—	268,789
Household Durables	—	149,782	—	149,782
Industrial Conglomerates	1,587,039	243,944	—	1,830,983
Internet Software & Services	246,761	222,597	—	469,358
IT Services	1,789,535	263,005	—	2,052,540
Multi-Utilities	681,269	42,508	—	723,777
Personal Products	—	238,109	—	238,109
Pharmaceuticals	3,462,665	507,846	—	3,970,511
Semiconductors & Semiconductor Equipment	1,400,979	229,828	—	1,630,807
Tobacco	1,450,479	1,027,472	—	2,477,951
Trading Companies & Distributors	—	760,571	—	760,571
All Other Common Stocks(a)	26,008,301	—	—	26,008,301

Total Common Stocks	49,947,262	13,951,708	—	63,898,970

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Multi-Asset Income Fund (continued)

Asset Valuation Inputs (continued)

Description	Level 1	Level 2	Level 3	Total
Bonds and Notes
Non-Convertible Bonds(a)	$—	$42,710,470	$—	$42,710,470
Convertible Bonds(a)	—	954,750	—	954,750

Total Bonds and Notes	—	43,665,220	—	43,665,220

Senior Loans Preferred Stocks(a)	—	12,204,846	—	12,204,846
Non-Convertible Preferred Stocks(a)

Total Non-Convertible Preferred Stocks	—	3,342,043	—	3,342,043

Convertible Preferred Stock(a) Midstream	—	559,782	—	559,782

Total Preferred Stocks	—	3,901,825	—	3,901,825

Exchange Traded Fund(a)	3,350,905	—	—	3,350,905
Short-Term Investments	—	3,941,634	—	3,941,634

Total	$53,298,167	$77,665,233	$—	$130,963,400

(a)	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

A common stock valued at $28,494 was transferred from Level 2 to Level 1 during the period ended June 30, 2017. At December 31, 2016, this security was fair valued pursuant to procedures approved by the Board of Trustees as events occurring after the close of the foreign market were believed to materially affect the value of the security. At June 30, 2017, this security was valued at the market price in the foreign market in accordance with the Fund’s valuation policies.

All transfers are recognized as of the beginning of the reporting period.

109  |

Notes to Financial Statements (continued)

June 30, 2017 (Unaudited)

Strategic Alpha Fund

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3		Total
Bonds and Notes
Non-Convertible Bonds
ABS Home Equity	$—	$110,933,042	$4,554,908	(b)	$115,487,950
ABS Other	—	35,954,911	12,473,585	(c)	48,428,496
ABS Student Loan	—	3,933,721	5,006,869	(d)	8,940,590
Independent Energy	—	50,701,207	—	(e)	50,701,207
Non-Agency Commercial Mortgage-Backed Securities	—	41,120,421	13,204,920	(d)	54,325,341
All Other Non-Convertible Bonds(a)	—	643,681,557	—		643,681,557

Total Non-Convertible Bonds	—	886,324,859	35,240,282		921,565,141

Convertible Bonds(a)	—	26,499,305	—		26,499,305

Total Bonds and Notes	—	912,824,164	35,240,282		948,064,446

Senior Loans(a)	—	123,292,815	—		123,292,815
Loan Participations(a)	—	—	1,950,203	(d)	1,950,203
Preferred Stocks
Convertible Preferred Stocks
Food & Beverage	—	3,092,688	—		3,092,688
Midstream	—	1,029,471	—		1,029,471
All Other Convertible Preferred Stocks(a)	559,623	—	—		559,623

Total Convertible Preferred Stocks	559,623	4,122,159	—		4,681,782

Non-Convertible Preferred Stock(a)	—	4,293,955	—		4,293,955

Total Preferred Stocks	559,623	8,416,114	—		8,975,737

Common Stocks(a)	56,851,186	—	—		56,851,186

Exchange-Traded Funds	3,181,024	—	—		3,181,024
Other Investments(a)	—	—	14,860,515	(f)	14,860,515

|  110

Notes to Financial Statements (continued)

June 30, 2017 (Unaudited)

Strategic Alpha Fund (continued)

Asset Valuation Inputs (continued)

Description	Level 1	Level 2	Level 3	Total
Purchased Options(a)
Options on Securities	$1,325,343	$—	$—	$1,325,343
Over-the-Counter Options on Currency	—	1,057,024	—	1,057,024

Total Purchased Options	1,325,343	1,057,024	—	2,382,367

Short-Term Investments	—	81,968,101	—	81,968,101

Total Investments	61,917,176	1,127,558,218	52,051,000	1,241,526,394

Bilateral Credit Default Swap Agreements (unrealized appreciation)	—	4,559	—	4,559
Centrally Cleared Interest Rate Swap Agreements (unrealized appreciation)	—	1,334,570	—	1,334,570
Bilateral Interest Rate Swap Agreements (unrealized appreciation)	—	23,130	—	23,130
Forward Foreign Currency Contracts (unrealized appreciation)	—	4,406,477	—	4,406,477
Futures Contracts (unrealized appreciation)	134,443	—	—	134,443

Total	$62,051,619	$1,133,326,954	$52,051,000	$1,247,429,573

Liability Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Written Options(a)	$(93,112)	$—	$—	$(93,112)
Bilateral Credit Default Swap Agreements (unrealized depreciation)	—	(1,011,043)	—	(1,011,043)
Centrally Cleared Credit Default Swap Agreements (unrealized depreciation)	—	(13,662)	—	(13,662)

111  |

Notes to Financial Statements (continued)

June 30, 2017 (Unaudited)

Strategic Alpha Fund (continued)

Liability Valuation Inputs (continued)

Description	Level 1	Level 2	Level 3	Total
Bilateral Interest Rate Swap Agreements (unrealized depreciation)	$—	$(1,782,758)	$—	$(1,782,758)
Forward Foreign Currency Contracts (unrealized depreciation)	—	(3,406,918)	—	(3,406,918)
Futures Contracts (unrealized depreciation)	(1,562,620)	—	—	(1,562,620)

Total	$(1,655,732)	$(6,214,381)	$—	$(7,870,113)

(a)	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.
(b)	Valued using broker-dealer bid prices ($2,292,863) or fair valued by the Fund’s adviser ($2,262,045).
(c)	Valued using broker-dealer bid prices ($5,186,328) or fair valued by the Fund’s adviser using broker dealer bid prices for which inputs are unobservable to the Fund ($7,287,257).
(d)	Valued using broker-dealer bid prices.
(e)	Fair valued at zero using level 3 inputs.
(f)	Fair valued by the Fund’s adviser using broker dealer bid prices for which inputs are unobservable to the Fund.

A preferred stock valued at $2,616,058 was transferred from Level 1 to Level 2 during the period ended June 30, 2017. At December 31, 2016, this security was valued at the last sale price in accordance with the Fund’s valuation policies. At June 30, 2017, this security was valued on the basis of evaluated bids furnished to the Fund by an independent pricing service as a market price was not available.

All transfers are recognized as of the beginning of the reporting period.

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value as of December 31, 2016 and/or June 30, 2017:

Strategic Alpha Fund

Asset Valuation Inputs

Investments in Securities	Balance as of December 31, 2016	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases
Bonds and Notes
Non-Convertible Bonds
ABS Home Equity	$3,187,399	$—	$101,064	$8,838	$2,290,000
ABS Other	11,836,146	—	13,452	29,487	761,456
ABS Student Loan	—	—	—	2,213	5,004,656

|  112

Notes to Financial Statements (continued)

June 30, 2017 (Unaudited)

Strategic Alpha Fund (continued)

Asset Valuation Inputs (continued)

Investments in Securities	Balance as of December 31, 2016	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases
Banking	$2,704,314	$—	$—	$—	$—
Government Owned-No Guarantee	2,180,900	—	—	—	—
Independent Energy	— (a)	172,317	—	(172,317)	—
Non-Agency Commercial Mortgage-Backed Securities	3,349,021	—	—	52,841	—
Senior Loans
Wirelines	1,165,800	—	—	—	—
Loan Participations	2,256,710	—	(2,644)	48,699	—
Other Investments
Aircraft ABS	8,840,043	—	—	165,972	5,854,500

Total	$35,520,333	$172,317	$111,872	$135,733	$13,910,612

Investments in Securities	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of June 30, 2017	Change in Unrealized Appreciation (Depreciation) from Investments Still Held at June 30, 2017
Bonds and Notes
Non-Convertible Bonds
ABS Home Equity	$(1,032,393)	$—	$—	$4,554,908	$19,228
ABS Other	(842,313)	675,357	—	12,473,585	76,172
ABS Student Loan	—	—	—	5,006,869	2,213
Banking	—	—	(2,704,314)	—	—
Government Owned-No Guarantee	—	—	(2,180,900)	—	—

113  |

Notes to Financial Statements (continued)

June 30, 2017 (Unaudited)

Strategic Alpha Fund (continued)

Asset Valuation Inputs (continued)

Investments in Securities	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of June 30, 2017		Change in Unrealized Appreciation (Depreciation) from Investments Still Held at June 30, 2017
Independent Energy	$—	$—	$—	$—	(a)	$—
Non-Agency Commercial Mortgage-Backed Securities	(102,977)	9,906,035	—	13,204,920		52,841
Senior Loans
Wirelines	—	—	(1,165,800)	—		—
Loan Participations	(352,562)	—	—	1,950,203		39,005
Other Investments
Aircraft ABS	—	—	—	14,860,515		165,972

Total	$(2,330,245)	$10,581,392	$(6,051,014)	$52,051,000		$355,431

(a)	Fair valued at zero.

Debt securities valued at $ 10,581,392 were transferred from Level 2 to Level 3 during the period ended June 30, 2017. At December 31, 2016, these securities were valued on the basis of evaluated bids furnished to the Fund by an independent pricing service in accordance with the Fund’s valuation policies. At June 30, 2017, these securities were valued using broker-dealer bid prices based on inputs unobservable to the Fund as an independent pricing service was unable to price the securities.

A debt security valued at $ 2,704,314 was transferred from Level 3 to Level 2 during the period ended June 30, 2017. At December 31, 2016, this security was valued using broker-dealer bid prices based on inputs unobservable to the Fund as an independent pricing service did not provide a reliable price for the security. At June 30, 2017, this security was valued on the basis of evaluated bids furnished to the Fund by an independent pricing service in accordance with the Fund’s valuation policies.

A debt security valued at $ 3,346,700 was transferred from Level 3 to Level 2 during the period ended June 30, 2017. At December 31, 2016, this security was valued using broker-dealer bid prices based on inputs unobservable to the Fund as an independent pricing service was unable to price the security. At June 30, 2017, this security was

|  114

Notes to Financial Statements (continued)

June 30, 2017 (Unaudited)

valued on the basis of evaluated bids furnished to the Fund by an independent pricing service in accordance with the Fund’s valuation policies.

All transfers are recognized as of the beginning of the reporting period.

Intermediate Municipal Bond Fund

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Bonds and Notes(a)	$—	$37,292,835	$—	$37,292,835
Short-Term Investments	—	2,636,211	—	2,636,211

Total	$—	$39,929,046	$—	$39,929,046

(a)	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

For the period ended June 30, 2017, there were no transfers among Levels 1, 2 and 3.

U.S. Equity Opportunities Fund

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Common Stocks(a)	$855,486,726	$—	$—	$855,486,726
Short-Term Investments	—	36,100,944	—	36,100,944

Total	$855,486,726	$36,100,944	$—	$891,587,670

(a)	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

For the period ended June 30, 2017, there were no transfers among Levels 1, 2 and 3.

4.  Derivatives.  Derivative instruments are defined as financial instruments whose value and performance are based on the value and performance of an underlying asset, reference rate or index. Derivative instruments that the Funds used during the period include forward foreign currency contracts, futures contracts, option contracts and swap agreements.

Multi-Asset Income Fund is subject to the risk that changes in foreign currency exchange rates will have an unfavorable effect on the value of Fund assets denominated in foreign currencies. The Fund may enter into forward foreign currency exchange contracts for hedging purposes to protect the value of the Fund’s holdings of foreign securities. During the six months ended June 30, 2017, the Fund engaged in forward foreign currency for hedging purposes.

Strategic Alpha Fund seeks to achieve positive total returns over a full market cycle. The Fund pursues its objective by utilizing a flexible investment approach that allocates investments across a global range of investment opportunities related to credit, currencies and interest rates, while employing risk management techniques to mitigate downside risk.

115  |

Notes to Financial Statements (continued)

June 30, 2017 (Unaudited)

At times, the Fund expects to gain its investment exposure substantially through the use of derivatives, including forward foreign currency contracts, futures and option contracts, interest rate swaptions and swap agreements. During the six months ended June 30, 2017, the Fund used futures, forward foreign currency and option contracts, interest rate swap agreements and credit default swap agreements (as a protection seller) to gain investment exposures in accordance with its objective.

Strategic Alpha Fund is subject to the risk that changes in interest rates will affect the value of the Fund’s investments in fixed-income securities. The Fund will be subject to increased interest rate risk to the extent that it invests in fixed-income securities with longer maturities or durations, as compared to investing in fixed-income securities with shorter maturities or durations. The Fund may use futures contracts, interest rate swap agreements and interest rate swaptions to hedge against changes in interest rates and to manage duration without having to buy or sell portfolio securities. During the six months ended June 30, 2017, the Fund engaged in futures contracts for hedging purposes.

Strategic Alpha Fund is subject to the risk that changes in foreign currency exchange rates will have an unfavorable effect on the value of Fund assets denominated in foreign currencies. The Fund may enter into forward foreign currency exchange contracts and option contracts for hedging purposes to protect the value of the Fund’s holdings of foreign securities. During the six months ended June 30, 2017, the Fund engaged in forward foreign currency and option contracts for hedging purposes.

Strategic Alpha Fund is subject to the risk that companies in which the Fund invests will fail financially or otherwise be unwilling or unable to meet their obligations to the Fund. The Fund may use credit default swaps, as a protection buyer, to hedge its credit exposure to issuers of bonds it holds without having to sell the bonds. During the six months ended June 30, 2017, the Fund engaged in credit default swap transactions (as a protection buyer) to hedge its credit exposure.

Strategic Alpha Fund is subject to the risk of unpredictable declines in the value of individual equity securities and periods of below-average performance in individual securities or in the equity market as a whole. The Fund may use futures contracts, purchased put options and written call options to hedge against a decline in value of an equity security that it owns. The Fund may also write put options to offset the cost of options used for hedging purposes. During the six months ended June 30, 2017, the Fund engaged in futures and option contracts for hedging purposes.

Transactions in derivative instruments for Multi-Asset Income Fund during the six months ended June 30, 2017, as reflected within the Statements of Operations were as follows:

Net Realized Loss on:	Foreign currency transactions[1]
Foreign exchange contracts	$(74,337)

[1]	Represents realized loss on forward foreign currency contracts during the period. Does not include other foreign currency gains or losses included in the Statement of Operations.

|  116

Notes to Financial Statements (continued)

June 30, 2017 (Unaudited)

The following is a summary of derivative instruments for Strategic Alpha Fund as of June 30, 2017, as reflected within the Statements of Assets and Liabilities:

Assets	Investments at value[1]	Unrealized appreciation on forward foreign currency contracts	Swap agreements at value[2]	Unrealized appreciation on futures contracts[3]	Total
Over-the-counter asset derivatives
Interest rate contracts	$—	$—	$23,130	$—	$23,130
Foreign exchange contracts	1,057,024	4,406,477	—	—	5,463,501
Credit contracts	—	—	730,939	—	730,939

Total over-the-counter asset derivatives	$1,057,024	$4,406,477	$754,069	$—	$6,217,570

Exchange-traded/ cleared asset derivatives
Interest rate contracts	$—	$—	$1,334,570	$92,164	$1,426,734
Equity contracts	1,325,343	—	—	42,279	1,367,622

Total exchange-traded/cleared asset derivatives	$1,325,343	$—	$1,334,570	$134,443	$2,794,356

Total asset derivatives	$2,382,367	$4,406,477	$2,088,639	$134,443	$9,011,926

Liabilities	Options written at value	Unrealized depreciation on forward foreign currency contracts	Swap agreements at value[2]	Unrealized depreciation on futures contracts[3]	Total
Over-the-counter liability derivatives
Interest rate contracts	$—	$—	$(1,782,758)	$—	$(1,782,758)
Foreign exchange contracts	—	(3,406,918)	—	—	(3,406,918)
Credit contracts	—	—	(752,331)	—	(752,331)

Total over-the-counter liability derivatives	$—	$(3,406,918)	$(2,535,089)	$—	$(5,942,007)

Exchange-traded/cleared liability derivatives
Interest rate contracts	$—	$—	$—	$(1,256,771)	$(1,256,771)
Credit contracts	—	—	(110,310)	—	(110,310)
Equity contracts	(93,112)	—	—	(305,849)	(398,961)

Total exchange-traded/cleared liability derivatives	$(93,112)	$—	$(110,310)	$(1,562,620)	$(1,766,042)

Total liability derivatives	$(93,112)	$(3,406,918)	$(2,645,399)	$(1,562,620)	$(7,708,049)

117  |

Notes to Financial Statements (continued)

June 30, 2017 (Unaudited)

[1]	Represents purchased options, at value.
[2]

Represents swap agreements, at value. Market value of swap agreements is reported in the Portfolio of Investments along with the unamortized upfront premium paid (received), if any, and unrealized appreciation (depreciation) on each individual contract. Unrealized appreciation (depreciation) and upfront premiums paid (received) are reported within the Statements of Assets and Liabilities.

[3]

Represents cumulative unrealized appreciation (depreciation) on futures contracts. Only the current day’s variation margin on futures contracts is reported within the Statements of Assets and Liabilities as receivable or payable for variation margin, as applicable.

Transactions in derivative instruments for Strategic Alpha Fund during the six months ended June 30, 2017, as reflected in the Statements of Operations were as follows:

Net Realized Gain (Loss) on:	Investments[4]	Futures contracts	Options written	Swap agreements	Foreign currency transactions[5]
Interest rate contracts	$—	$(840,611)	$—	$1,548,554	$—
Foreign exchange contracts	(1,622,400)	—	—	—	(3,146,932)
Credit contracts	—	—	—	(4,097,347)	—
Equity contracts	415,252	(1,569,957)	(335,653)	—	—

Total	$(1,207,148)	$(2,410,568)	$(335,653)	$(2,548,793)	$(3,146,932)

Net Change in Unrealized Appreciation (Depreciation) on:	Investments[4]	Futures contracts	Options written	Swap agreements	Foreign currency translations[5]
Interest rate contracts	$—	$(1,493,413)	$—	$(454,592)	$—
Foreign exchange contracts	(286,224)	—	—	—	(2,240,676)
Credit contracts	—	—	—	770,377	—
Equity contracts	(686,467)	(94,722)	(44,804)	—	—

Total	$(972,691)	$(1,588,135)	$(44,804)	$315,785	$(2,240,676)

[4]	Represents realized gain (loss) and change in unrealized appreciation (depreciation), respectively, for purchased options during the period.
[5]

Represents realized loss and change in unrealized appreciation (depreciation), respectively, for forward foreign currency contracts during the period. Does not include other foreign currency gains or losses included in the Statement of Operations.

As the Funds value their derivatives at fair value and recognize changes in fair value through the Statements of Operations, they do not qualify for hedge accounting under authoritative guidance for derivative instruments. The Funds’ investments in derivatives may represent an economic hedge; however, they are considered to be non-hedge transactions for the purpose of these disclosures.

The volume of forward foreign currency contract activity, as a percentage of net assets, for Multi-Asset Income Fund based on gross month-end or daily (as applicable) notional amounts outstanding during the period, including long and short positions at absolute value, was as follows for the six months ended June 30, 2017:

Multi-Asset Income Fund	Forwards
Average Notional Amount Outstanding	0.59%
Highest Notional Amount Outstanding	4.06%
Lowest Notional Amount Outstanding	0.00%
Notional Amount Outstanding as of June 30, 2017	0.00%

|  118

Notes to Financial Statements (continued)

June 30, 2017 (Unaudited)

Notional amounts outstanding at the end of the prior period are included in the average notional amount outstanding.

The volume of forward foreign currency contract, futures contract and swap agreement activity, as a percentage of net assets for Strategic Alpha Fund, based on gross month-end notional amounts outstanding during the period, including long and short positions at absolute value, was as follows for the six months ended June 30, 2017:

Strategic Alpha Fund	Forwards	Futures	Credit Default Swaps	Interest Rate Swaps
Average Notional Amount Outstanding	39.87%	74.17%	8.81%	22.21%
Highest Notional Amount Outstanding	50.66%	118.42%	11.06%	61.08%
Lowest Notional Amount Outstanding	33.59%	50.49%	6.19%	5.75%
Notional Amount Outstanding as of June 30, 2017	49.81%	50.49%	6.27%	5.85%

Notional amounts outstanding at the end of the prior period, if applicable, are included in the averages above.

Unrealized gain and/or loss on open forwards, futures and swaps is recorded in the Statements of Assets and Liabilities. The aggregate notional values of forward, futures and swap contracts are not recorded in the Statements of Assets and Liabilities, and therefore are not included in the Fund’s net assets.

The volume of option contract activity, as a percentage of net assets for Strategic Alpha Fund, based on the month-end market values of instruments underlying purchased and written options, at absolute value, was as follows for the six months ended June 30, 2017:

Strategic Alpha Fund	Call Options Purchased*	Put Options Purchased*	Call Options Written*
Average Market Value of Underlying Instruments	1.04%	7.10%	0.65%
Highest Market Value of Underlying Instruments	1.31%	13.97%	1.88%
Lowest Market Value of Underlying Instruments	0.00%	0.63%	0.00%
Market Value of Underlying Instruments as of June 30, 2017	1.29%	13.97%	0.52%

*	Market value of underlying instruments is determined as follows: for securities by multiplying option shares by the price of the option’s underlying security, for currencies by multiplying par value by the strike price and dividing by the foreign currency exchange rate, for foreign indices by multiplying the number of contracts by the contract multiplier by the price of the underlying index and dividing by the foreign currency exchange rate and for futures by multiplying the number of contracts by the contract multiplier by the price of the underlying futures contract.

119  |

Notes to Financial Statements (continued)

June 30, 2017 (Unaudited)

The following is a summary of Strategic Alpha Fund’s written option activity:

Strategic Alpha Fund	Number of Contracts	Premiums
Outstanding at December 31, 2016	—	$—
Options written	11,678	1,412,928
Options terminated in closing purchase transactions	(9,396)	(1,346,781)
Options expired	(345)	(17,839)
Options assigned	—	—

Outstanding at June 30, 2017	1,937	$48,308

OTC derivatives, including forward foreign currency contracts, options, and swap agreements, are entered into pursuant to International Swaps and Derivatives Association, Inc. (“ISDA”) agreements negotiated between the Funds and their counterparties. ISDA agreements typically contain, among other things, terms for the posting of collateral and master netting provisions in the event of a default or other termination event. Collateral is posted by a Fund or the counterparty to the extent of the net mark-to-market exposure to the other party of all open contracts under the agreement, subject to minimum transfer requirements. Master netting provisions allow the Funds and the counterparty, in the event of a default or other termination event, to offset amounts owed by each related to derivative contracts, including any posted collateral, to one net amount payable by either the Funds or the counterparty. The Funds’ ISDA agreements typically contain provisions that allow a counterparty to terminate open contracts early if the NAV of a Fund declines beyond a certain threshold. For financial reporting purposes, the Funds do not offset derivative assets and liabilities, and any related collateral received or pledged, on the Statements of Assets and Liabilities.

As of June 30, 2017, gross amounts of OTC derivative assets and liabilities not offset in the Statements of Assets and Liabilities and the related net amounts after taking into account master netting arrangements, by counterparty, are as follows:

Strategic Alpha Fund

Counterparty	Gross Amounts of Assets	Offset Amount	Net Asset Balance	Collateral (Received)/ Pledged	Net Amount
Bank of America, N.A.	$3,233,647	$(2,392,766)	$840,881	$(300,000)	$540,881
Credit Suisse International	45,348	—	45,348	(45,348)	—
Deutsche Bank AG	6,327	(6,327)	—	—	—

|  120

Notes to Financial Statements (continued)

June 30, 2017 (Unaudited)

Strategic Alpha Fund (continued)

Counterparty	Gross Amounts of Assets	Offset Amount	Net Asset Balance	Collateral (Received)/ Pledged	Net Amount
Goldman Sachs & Co.	$388,099	$(388,099)	$—	$—	$—
JPMorgan Chase Bank, N.A.	23,130	(23,130)	—	—	—
Morgan Stanley Capital Services, Inc.	2,521,019	(1,694,163)	826,856	(190,000)	636,856

	$6,217,570	$(4,504,485)	$1,713,085	$(535,348)	$1,177,737

Counterparty	Gross Amounts of Liabilities	Offset Amount	Net Liability Balance	Collateral (Received)/ Pledged	Net Amount
Bank of America, N.A.	$(2,392,766)	$2,392,766	$—	$—	$—
Barclays Bank PLC	(269,475)	—	(269,475)	269,475	—
Deutsche Bank AG	(647,768)	6,327	(641,441)	420,000	(221,441)
Goldman Sachs & Co.	(720,268)	388,099	(332,169)	—	(332,169)
JPMorgan Chase Bank, N.A.	(156,960)	23,130	(133,830)	—	(133,830)
Morgan Stanley Capital Services, Inc.	(1,694,163)	1,694,163	—	—	—
UBS AG	(60,606)	—	(60,606)	—	(60,606)

	$(5,942,006)	$4,504,485	$(1,437,521)	$689,475	$(748,046)

The actual collateral received or pledged, if any, may exceed the amounts shown in the table due to overcollateralization. Timing differences may exist between when contracts

121  |

Notes to Financial Statements (continued)

June 30, 2017 (Unaudited)

under the ISDA agreements are marked-to-market and when collateral moves. The ISDA agreements include tri-party control agreements under which collateral is held for the benefit of the secured party at a third party custodian, State Street Bank.

Counterparty risk is managed based on policies and procedures established by each Fund’s adviser. Such policies and procedures may include, but are not limited to, minimum counterparty credit rating requirements, monitoring of counterparty credit default swap spreads and posting of collateral. A Fund’s risk of loss from counterparty credit risk on OTC derivatives is generally limited to the Fund’s aggregated unrealized gains and the amount of any collateral pledged to the counterparty, which may be offset by any collateral posted to the Fund by the counterparty. ISDA master agreements can help to manage counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under these ISDA agreements, collateral is routinely transferred if the total net exposure in respect of certain transactions, net of existing collateral already in place, exceeds a specified amount (typically $250,000, depending on the counterparty). With exchange-traded derivatives, there is minimal counterparty credit risk to the Fund because the exchange’s clearinghouse, as counterparty to these instruments, stands between the buyer and the seller of the contract. Credit risk still exists in exchange-traded derivatives with respect to initial and variation margin that is held in a broker’s customer accounts. While brokers are required to segregate customer margin from their own assets, in the event that a broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the broker for all its clients, U.S. bankruptcy laws will typically allocate that shortfall on a pro rata basis across all of the broker’s customers, potentially resulting in losses to the Fund. Based on balances reflected on each Fund’s Statement of Assets and Liabilities, the following table shows (i) the maximum amount of loss due to credit risk that, based on the gross fair value of the financial instrument, the applicable Fund would incur if parties (including OTC derivative counterparties and brokers holding margin for exchange-traded derivatives) to the relevant financial instruments failed completely to perform according to the terms of the contracts and the collateral or other security, if any, for the amount due proved to be of no value to the Fund, and (ii) the amount of loss that the applicable Fund would incur after taking into account master netting provisions pursuant to ISDA agreements, as of June 30, 2017:

Fund	Maximum Amount of Loss - Gross	Maximum Amount of Loss - Net
Strategic Alpha Fund	$25,048,748	$19,319,440

These amounts include cash received as collateral of $750,000 and are recorded on the Statements of Assets and Liabilities.

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5.  Purchases and Sales of Securities.  For the six months ended June 30, 2017, purchases and sales of securities (excluding short-term investments and option/swaption contracts and including paydowns) were as follows:

	U.S. Government/ Agency Securities		Other Securities
Fund	Purchases	Sales	Purchases	Sales
Multi-Asset Income Fund	$6,527,591	$—	$110,729,716	$114,224,785
Strategic Alpha Fund	—	—	548,273,768	418,394,832
Intermediate Municipal Bond Fund	—	—	8,892,258	31,749,604
U.S. Equity Opportunities Fund	—	—	127,808,513	27,823,974

6.  Management Fees and Other Transactions with Affiliates.

a.  Management Fees.  NGAM Advisors, L.P. (“NGAM Advisors”) serves as investment adviser to each Fund, except Strategic Alpha Fund. Under the terms of the management agreements, each Fund pays a management fee at the following annual rates, calculated daily and payable monthly, based on each Fund’s average daily net assets:

	Percentage of Average Daily Net Assets
Fund	First $1 billion	Over $1 billion
Multi-Asset Income Fund	0.55%	0.50%
Intermediate Municipal Bond Fund	0.40%	0.40%
U.S. Equity Opportunities Fund	0.80%	0.80%

Effective July 1, 2017, the U.S. Equity Opportunities Fund pays a management fee at the annual rate of 0.75% of the Fund’s average daily net assets, calculated daily and payable monthly.

NGAM Advisors has entered into subadvisory agreements for each Fund as listed below.

Multi-Asset Income Fund	Loomis, Sayles & Company, L.P. (“Loomis Sayles”)
Intermediate Municipal Bond Fund	McDonnell Investment Management, LLC (“McDonnell”)
U.S. Equity Opportunities Fund	Harris Associates L.P. (“Harris”)
Loomis Sayles

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Under the terms of the subadvisory agreements, each Fund has agreed to pay its respective subadviser(s) a subadvisory fee at the following annual rates, calculated daily and payable monthly, based on each Fund’s/Segment’s average daily net assets:

		Percentage of Average Daily Net Assets
Fund	Subadviser	First $1 billion	Over $1 billion
Multi-Asset Income Fund	Loomis Sayles	0.325%	0.30%
Intermediate Municipal Bond Fund	McDonnell	0.20%	0.20%
U.S. Equity Opportunities Fund
Large Cap Growth Segment	Harris	0.52%	0.52%
All Cap Growth Segment	Loomis Sayles	0.35%	0.35%

Payments to NGAM Advisors are reduced by the amounts of payments to the subadvisers, as calculated based on the table above.

Certain officers and directors of NGAM Advisors and its affiliates are also officers or Trustees of the Funds. NGAM Advisors, McDonnell, Loomis Sayles and Harris are subsidiaries of Natixis Global Asset Management, L.P. (“Natixis US”), which is part of Natixis Global Asset Management, an international asset management group based in Paris, France.

Loomis Sayles is the investment adviser to Strategic Alpha Fund. Under the terms of the management agreement, the Fund pays a management fee at the annual rate of 0.70% of the Fund’s average daily net assets, calculated daily and payable monthly.

Effective July 1, 2017, Strategic Alpha Fund pays a management fee at the annual rate of 0.60% of the first $1.25 billion and 0.55% in excess of $1.25 billion of the Fund’s average daily net assets, calculated daily and payable monthly.

NGAM Advisors and Loomis Sayles have given binding undertakings to the Funds to waive management fees and/or reimburse certain expenses to limit the Funds’ operating expenses, exclusive of acquired fund fees and expenses, brokerage expenses, interest expense, taxes, organizational and extraordinary expenses such as litigation and indemnification expenses. These undertakings are in effect until April 30, 2018 for Multi-Asset Income Fund and Intermediate Municipal Bond Fund, may be terminated before then only with the consent of the Funds’ Board of Trustees, and are reevaluated on an annual basis. Management fees payable, as reflected on the Statements of Assets and Liabilities, is net of waivers and/or expense reimbursements, if any, pursuant to these undertakings. Waivers/reimbursements that exceed management fees payable are reflected on the Statements of Assets and Liabilities as receivable from investment adviser.

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For the six months ended June 30, 2017, the expense limits as a percentage of average daily net assets under the expense limitation agreements were as follows:

	Expense Limit as a Percentage of Average Daily Net Assets
Fund	Class A	Class C	Class N	Class Y
Multi-Asset Income Fund	0.95%	1.70%	0.65%	0.70%
Strategic Alpha Fund	1.30%	2.05%	1.00%	1.05%
Intermediate Municipal Bond Fund	0.70%	1.45%	—	0.45%
U.S. Equity Opportunities Fund	1.25%	2.00%	0.95%	1.00%

Effective July 1, 2017, the expense limits as a percentage of average daily net assets under the expense limitation agreements for Strategic Alpha Fund and U.S. Equity Opportunities Fund are as follows:

	Expense Limit as a Percentage of Average Daily Net Assets
Fund	Class A	Class C	Class N	Class Y
Strategic Alpha Fund	1.00%	1.75%	0.70%	0.75%
U.S. Equity Opportunities Fund	1.20%	1.95%	0.90%	0.95%

These undertakings are in effect until April 30, 2019, may be terminated before then only with the consent of the Funds’ Board of Trustees, and will be evaluated on an annual basis.

NGAM Advisors and Loomis Sayles shall be permitted to recover expenses they have borne under the expense limitation agreements (whether through waiver of its management fees or otherwise) on a class by class basis in later periods to the extent the annual operating expenses of a class fall below a class’ expense limits, provided, however, that a class is not obligated to pay such waived/reimbursed fees or expenses more than one year after the end of the fiscal year in which the fees or expenses were waived/reimbursed.

For the six months ended June 30, 2017, the management fees and waivers of management fees for each Fund were as follows:

Fund	Gross Management Fees	Contractual Waivers of Management Fees[1]	Net Management Fees	Percentage of Average Daily Net Assets
				Gross	Net
Multi-Asset Income Fund	$352,538	$106,487	$246,051	0.55%	0.38%
Strategic Alpha Fund	4,232,226	—	4,232,226	0.70%	0.70%

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Fund	Gross Management Fees	Contractual Waivers of Management Fees[1]	Net Management Fees	Percentage of Average Daily Net Assets
				Gross	Net
Intermediate Municipal Bond Fund	$104,155	$81,296	$22,859	0.40%	0.09%
U.S. Equity Opportunities Fund	3,171,535	—	3,171,535	0.80%	0.80%

[1]	Management fee waiver is subject to possible recovery until December 31, 2018, though actual recovery is unlikely.

For the six months ended June 30, 2017, class-specific expenses have been reimbursed as follows:

	Reimbursement[2]
Fund	Class A	Class C	Class Y	Total
Multi-Asset Income Fund	$5,735	$3,961	$2,333	$12,028

[2]	Contractual expense reimbursements are subject to possible recovery until December 31, 2018, except as noted in Note 6g.

No expenses were recovered during the six months ended June 30, 2017 under the terms of the expense limitation agreement.

b.  Service and Distribution Fees.  NGAM Distribution, L.P. (“NGAM Distribution”), which is a wholly-owned subsidiary of Natixis US, has entered into a distribution agreement with the Trusts. Pursuant to this agreement, NGAM Distribution serves as principal underwriter of the Funds of the Trusts.

Pursuant to Rule 12b-1 under the 1940 Act, the Trusts have adopted a Service Plan relating to each Fund’s Class A shares (the “Class A Plans”) and a Distribution and Service Plan relating to each Fund’s Class C shares (the “Class C Plans”).

Under the Class A Plans, each Fund pays NGAM Distribution a monthly service fee at an annual rate not to exceed 0.25% of the average daily net assets attributable to the Fund’s Class A shares, as reimbursement for expenses incurred by NGAM Distribution in providing personal services to investors in Class A shares and/or the maintenance of shareholder accounts.

Under the Class C Plans, each Fund pays NGAM Distribution a monthly service fee at an annual rate not to exceed 0.25% of the average daily net assets attributable to the Fund’s Class C shares, as compensation for services provided by NGAM Distribution in providing personal services to investors in Class C shares and/or the maintenance of shareholder accounts.

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Notes to Financial Statements (continued)

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Also under the Class C Plans, each Fund pays NGAM Distribution a monthly distribution fee at the annual rate of 0.75% of the average daily net assets attributable to the Fund’s Class C shares, as compensation for services provided by NGAM Distribution in connection with the marketing or sale of Class C shares.

For the six months ended June 30, 2017, the service and distribution fees for each Fund were as follows:

	Service Fees		Distribution Fees
Fund	Class A	Class C	Class C
Multi-Asset Income Fund	$75,395	$55,216	$165,649
Strategic Alpha Fund	85,112	52,185	156,556
Intermediate Municipal Bond Fund	6,414	4,203	12,609
U.S. Equity Opportunities Fund	651,228	104,906	314,718

c.  Administrative Fees.  NGAM Advisors provides certain administrative services for the Funds and contracts with State Street Bank to serve as sub-administrator. Pursuant to an agreement among Natixis Funds Trusts, Loomis Sayles Funds Trusts and NGAM Advisors, each Fund pays NGAM Advisors monthly its pro rata portion of fees equal to an annual rate of 0.0575% of the first $15 billion of the average daily net assets of the Natixis Funds Trusts and Loomis Sayles Funds Trusts, 0.0500% of the next $15 billion, 0.0400% of the next $30 billion, 0.0350% of the next $30 billion and 0.0325% of such assets in excess of $90 billion, subject to an annual aggregate minimum fee for the Natixis Funds Trusts and Loomis Sayles Funds Trusts of $10 million, which is reevaluated on an annual basis.

For the six months ended June 30, 2017, the administrative fees for each Fund were as follows:

Fund	Administrative Fees
Multi-Asset Income Fund	$28,658
Strategic Alpha Fund	270,288
Intermediate Municipal Bond Fund	11,645
U.S. Equity Opportunities Fund	177,226

d.  Sub-Transfer Agent Fees.  NGAM Distribution has entered into agreements, which include servicing agreements, with financial intermediaries that provide recordkeeping, processing, shareholder communications and other services to customers of the intermediaries that hold positions in the Funds and has agreed to compensate the intermediaries for providing those services. Intermediaries transact with the Funds primarily through the use of omnibus accounts on behalf of their customers who hold positions in the Funds. These services would have been provided by the Funds’ transfer agent and other service providers if the shareholders’ accounts were maintained directly at the Funds’ transfer agent. Accordingly, the Funds have

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Notes to Financial Statements (continued)

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agreed to reimburse NGAM Distribution for all or a portion of the servicing fees paid to these intermediaries. The reimbursement amounts (sub-transfer agent fees) paid to NGAM Distribution are subject to a current per-account equivalent fee limit approved by the Funds’ Board of Trustees, which is based on fees for similar services paid to the Funds’ transfer agent and other service providers. Class N shares do not bear such expenses.

For the six months ended June 30, 2017, the sub-transfer agent fees (which are reflected in transfer agent fees and expenses in the Statements of Operations) for each Fund were as follows:

Fund	Sub-Transfer Agent Fees
Multi-Asset Income Fund	$36,637
Strategic Alpha Fund	368,167
Intermediate Municipal Bond Fund	5,353
U.S. Equity Opportunities Fund	170,846

As of June 30, 2017, the Funds owe NGAM Distribution the following reimbursements for sub-transfer agent fees (which are reflected in the Statements of Assets and Liabilities as payable to distributor):

Fund	Reimbursements of Sub-Transfer Agent Fees
Multi-Asset Income Fund	$910
Strategic Alpha Fund	8,855
Intermediate Municipal Bond Fund	121
U.S. Equity Opportunities Fund	4,384

Sub-transfer agent fees attributable to Class A, Class C and Class Y are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of those classes.

e.  Commissions.  Commissions (including CDSCs) on Fund shares retained by NGAM Distribution during the six months ended June 30, 2017 were as follows:

Fund	Commissions
Multi-Asset Income Fund	$6,657
Strategic Alpha Fund	664
Intermediate Municipal Bond Fund	1,334
U.S. Equity Opportunities Fund	45,931

f.  Trustees Fees and Expenses.  The Trusts do not pay any compensation directly to their officers or Trustees who are directors, officers or employees of NGAM Advisors, NGAM Distribution, Natixis US or their affiliates. The Chairperson of the Board of Trustees

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receives a retainer fee at the annual rate of $325,000. The Chairperson does not receive any meeting attendance fees for Board of Trustees meetings or committee meetings that she attends. Each Independent Trustee (other than the Chairperson) receives, in the aggregate, a retainer fee at the annual rate of $155,000. Each Independent Trustee also receives a meeting attendance fee of $10,000 for each meeting of the Board of Trustees that he or she attends in person and $5,000 for each meeting of the Board of Trustees that he or she attends telephonically. In addition, the chairperson of the Contract Review Committee and the chairperson of the Audit Committee each receive an additional retainer fee at the annual rate of $17,500. The chairperson of the Governance Committee receives an additional retainer fee at the annual rate of $10,000. Each Contract Review Committee member is compensated $6,000 for each Committee meeting that he or she attends in person and $3,000 for each meeting that he or she attends telephonically. Each Audit Committee member is compensated $6,000 for each Committee meeting that he or she attends in person and $3,000 for each meeting that he or she attends telephonically. These fees are allocated among the funds in the Natixis Funds Trusts and Loomis Sayles Funds Trusts based on a formula that takes into account, among other factors, the relative net assets of each fund. Trustees are reimbursed for travel expenses in connection with attendance at meetings.

A deferred compensation plan (the “Plan”) is available to the Trustees on a voluntary basis. Deferred amounts remain in the Funds until distributed in accordance with the provisions of the Plan. The value of a participating Trustee’s deferral account is based on theoretical investments of deferred amounts, on the normal payment dates, in certain funds of the Natixis Funds Trusts and Loomis Sayles Funds Trusts as designated by the participating Trustees. Changes in the value of participants’ deferral accounts are allocated pro rata among the funds in the Natixis Funds Trusts and Loomis Sayles Funds Trusts, and are normally reflected as Trustees’ fees and expenses in the Statements of Operations. The portions of the accrued obligations allocated to the Funds under the Plan are reflected as Deferred Trustees’ fees in the Statements of Assets and Liabilities.

g.  Reimbursement of Transfer Agent Fees and Expenses.  NGAM Advisors had given a binding contractual undertaking to the Funds to reimburse any and all transfer agency expenses for the Funds’ Class N shares. This undertaking is in effect through April 30, 2018 and is not subject to recovery under the expense limitation agreement described above.

For the six months ended June 30, 2017, NGAM Advisors reimbursed the Funds for transfer agency expenses as follows:

Reimbursement of Transfer Agency Expenses
Fund	Class N
Multi-Asset Income Fund	$74
Strategic Alpha Fund	24
U.S. Equity Opportunities	24

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h.  Affiliated Ownership.  As of June 30, 2017, both the Loomis Sayles Employees’ Profit Sharing Retirement Plan and Natixis US held shares of Strategic Alpha Fund representing less than 0.01% of the Fund’s net assets. Natixis US also held shares of U.S. Equity Opportunities Fund representing less than 0.01% of the Fund’s net assets.

i.  Payment by Affiliates.  For the six months ended June 30, 2017, Loomis Sayles reimbursed Multi-Asset Income Fund $677 and Strategic Alpha Fund $12,690 for losses incurred in connection with trading errors.

7.  Class-Specific Transfer Agent Fees and Expenses.  For the six months ended June 30, 2017, Multi-Asset Income Fund incurred the following class-specific transfer agent fees and expenses (including sub-transfer agent fees, where applicable):

	Transfer Agent Fees and Expenses
Fund	Class A	Class C	Class N	Class Y
Multi-Asset Income Fund	$21,214	$15,575	$74	$8,267
For the period from May 1, 2017 through June 30, 2017, Strategic Alpha Fund and U.S. Equity Opportunities Fund incurred the following class-specific transfer agent fees and expenses (including sub-transfer agent fees, where applicable):

	Transfer Agent Fees and Expenses
Fund	Class A	Class C	Class N	Class Y
Strategic Alpha Fund	$7,118	$4,140	$24	$118,957
U.S. Equity Opportunities	87,575	14,501	24	34,557

Transfer agent fees and expenses attributable to Class A, Class C, and Class Y are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of those classes. Transfer agent fees and expenses attributable to Class N are allocated to Class N.

Intermediate Municipal Bond Fund allocates transfer agent fees and expenses on a pro rata basis based on the relative net assets of each class to the total net assets of those classes.

8.  Line of Credit.  Each Fund, together with certain other funds of Natixis Funds Trusts and Loomis Sayles Funds Trusts, entered into a 364-day, $400,000,000 syndicated, committed, unsecured line of credit with Citibank, N.A. to be used for temporary or emergency purposes only. Any one Fund may borrow up to the full $400,000,000 under the line of credit (as long as all borrowings by all Funds in the aggregate do not exceed the $400,000,000 limit at any time) subject to each Fund’s investment restrictions. Interest is charged to the Funds at a rate equal to the greater of the eurodollar or the federal funds rate plus 1.00%. In addition, a commitment fee of 0.15% per annum, payable on the last business day of each month, is accrued and apportioned among the participating funds based on their average daily unused portion of the line of credit. The Funds paid an arrangement fee, an upfront fee, and other fees in connection with the new line of credit agreement, which are being amortized over a period of 364 days and are reflected as

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Notes to Financial Statements (continued)

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miscellaneous expenses on the Statements of Operations. The unamortized balance is reflected as prepaid expenses on the Statements of Assets and Liabilities.

Prior to April 13, 2017, the commitment fee was 0.10% per annum based on the average daily unused portion of the line of credit.

For the six months ended June 30, 2017, none of the Funds had borrowings under these agreements.

9.  Brokerage Commission Recapture.  Certain Funds have entered into agreements with certain brokers whereby the brokers will rebate a portion of brokerage commissions. All amounts rebated by the brokers are returned to the Funds under such agreements and are included in realized gains on investments in the Statements of Operations. For the six months ended June 30, 2017, amounts rebated under these agreements were as follows:

Fund	Rebates
Multi-Asset Income Fund	$1,620
U.S. Equity Opportunities Fund	1,580

10.  Concentration of Risk.  Each Fund’s investments in foreign securities are subject to foreign currency fluctuations, higher volatility than U.S. securities, varying degrees of regulation and limited liquidity. Greater political, economic, credit and information risks are also associated with foreign securities.

Strategic Alpha Fund is non-diversified, which means it is not limited under the 1940 Act to a percentage of assets that it may invest in any one issuer. Because the Fund may invest in the securities of a limited number of issuers, an investment in the Fund may involve a higher degree of risk than would be present in a diversified portfolio.

11.  Concentration of Ownership.  From time to time, a Fund may have a concentration of one or more accounts constituting a significant percentage of shares outstanding. Investment activities by holders of such accounts could have material impacts on the Funds. As of June 30, 2017, based on management’s evaluation of the shareholder account base, the Funds had accounts representing controlling ownership of more than 5% of the Fund’s total outstanding shares. The number of such accounts, based on accounts that represent more than 5% of an individual class of shares, and the aggregate percentage of net assets represented by such holdings were as follows:

	Number of 5% Account Holders	Percentage of Ownership
Strategic Alpha Fund	3	36.39%

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Omnibus shareholder accounts for which NGAM Advisors understands that the intermediary has discretion over the underlying shareholder accounts or investment models where a shareholder account may be invested for a non-discretionary customer are included in the table above. For other omnibus accounts, the Funds do not have information on the individual shareholder accounts underlying the omnibus accounts; therefore, there could be other 5% shareholders in addition to those disclosed in the table above.

12.  Capital Shares.  Each Fund may issue an unlimited number of shares of beneficial interest, without par value. Transactions in capital shares were as follows:

	Six Months Ended June 30, 2017		Year Ended December 31, 2016
Multi-Asset Income Fund	Shares	Amount	Shares	Amount
Class A
Issued from the sale of shares	1,126,114	$15,396,880	964,767	$12,838,875
Issued in connection with the reinvestment of distributions	57,465	785,937	229,840	3,055,639
Redeemed	(854,010)	(11,665,383)	(1,787,134)	(23,410,657)

Net change	329,569	$4,517,434	(592,527)	$(7,516,143)

Class C
Issued from the sale of shares	191,773	$2,608,674	507,201	$6,771,235
Issued in connection with the reinvestment of distributions	27,262	371,340	125,023	1,656,083
Redeemed	(937,994)	(12,789,005)	(849,899)	(11,247,092)

Net change	(718,959)	$(9,808,991)	(217,675)	$(2,819,774)

Class N
Issued from the sale of shares	2,279	$30,679	—	$—
Issued in connection with the reinvestment of distributions	38	523	6	75

Net change	2,317	$31,202	6	$75

Class Y
Issued from the sale of shares	830,834	$11,300,805	1,218,325	$16,358,206
Issued in connection with the reinvestment of distributions	31,443	428,003	88,064	1,165,946
Redeemed	(224,482)	(3,040,332)	(661,295)	(8,670,628)

Net change	637,795	$8,688,476	645,094	$8,853,524

Increase (decrease) from capital share transactions	250,722	$3,428,121	(165,102)	$(1,482,318)

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12. Capital Shares (continued).

	Six Months Ended June 30, 2017		Year Ended December 31, 2016
Strategic Alpha Fund	Shares	Amount	Shares	Amount
Class A
Issued from the sale of shares	929,120	$9,205,368	2,073,679	$19,966,508
Issued in connection with the reinvestment of distributions	67,159	661,672	102,020	979,713
Redeemed	(1,157,640)	(11,476,260)	(7,583,445)	(71,672,383)

Net change	(161,361)	$(1,609,220)	(5,407,746)	$(50,726,162)

Class C
Issued from the sale of shares	153,574	$1,513,510	285,547	$2,782,194
Issued in connection with the reinvestment of distributions	28,534	279,995	45,145	430,682
Redeemed	(1,029,153)	(10,138,523)	(2,312,367)	(22,078,378)

Net change	(847,045)	$(8,345,018)	(1,981,675)	$(18,865,502)

Class N(a)
Issued from the sale of shares	101	$1,000	—	$—
Issued in connection with the reinvestment of distributions	1	7	—	—

Net change	102	$1,007	—	$—

Class Y
Issued from the sale of shares	18,463,463	$182,687,206	28,064,358	$270,266,593
Issued in connection with the reinvestment of distributions	1,277,073	12,555,097	1,876,898	18,017,506
Redeemed	(14,131,753)	(139,768,117)	(45,303,829)	(432,597,106)

Net change	5,608,783	$55,474,186	(15,362,573)	$(144,313,007)

Increase (decrease) from capital share transactions	4,600,479	$45,520,955	(22,751,994)	$(213,904,671)

(a)	From commencement of Class operations on May 1, 2017 through June 30, 2017.

	Six Months Ended June 30, 2017		Year Ended December 31, 2016
Intermediate Municipal Bond Fund	Shares	Amount	Shares	Amount
Class A
Issued from the sale of shares	60,036	$607,722	909,992	$9,258,255
Issued in connection with the reinvestment of distributions	4,040	40,594	9,036	92,223
Redeemed	(130,546)	(1,311,364)	(1,002,724)	(10,157,813)

Net change	(66,470)	$(663,048)	(83,696)	$(807,335)

Class C
Issued from the sale of shares	5,946	$59,048	254,574	$2,604,454
Issued in connection with the reinvestment of distributions	569	5,712	877	8,930
Redeemed	(139,266)	(1,397,184)	(479,533)	(4,860,648)

Net change	(132,751)	$(1,332,424)	(224,082)	$(2,247,264)

Class Y
Issued from the sale of shares	1,185,082	$11,850,490	4,274,591	$43,902,428
Issued in connection with the reinvestment of distributions	8,722	87,719	14,948	152,317
Redeemed	(2,944,171)	(29,631,536)	(5,930,187)	(59,953,235)

Net change	(1,750,367)	$(17,693,327)	(1,640,648)	$(15,898,490)

Increase (decrease) from capital share transactions	(1,949,588)	$(19,688,799)	(1,948,426)	$(18,953,089)

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12. Capital Shares (continued).

	Six Months Ended June 30, 2017		Year Ended December 31, 2016
U.S. Equity Opportunities	Shares	Amount	Shares	Amount
Class A
Issued from the sale of shares	2,176,304	$69,534,208	2,226,069	$61,833,280
Issued in connection with the reinvestment of distributions	53,275	1,701,485	292,665	8,405,917
Redeemed	(1,569,238)	(51,120,731)	(2,200,041)	(61,873,204)

Net change	660,341	$20,114,962	318,693	$8,365,993

Class B(a)
Redeemed	—	$—	(8,466)	$(156,331)

Net change	—	$—	(8,466)	$(156,331)

Class C
Issued from the sale of shares	963,211	$21,979,869	737,164	$15,374,320
Issued in connection with the reinvestment of distributions	15,090	341,897	61,245	1,243,880
Redeemed	(455,652)	(10,484,516)	(534,495)	(10,851,615)

Net change	522,649	$11,837,250	263,914	$5,766,585

Class N(b)
Issued from the sale of shares	27	$1,000	—	$—

Net change	27	$1,000	—	$—

Class Y
Issued from the sale of shares	2,802,712	$104,354,227	2,820,038	$95,090,135
Issued in connection with the reinvestment of distributions	12,557	461,212	48,742	1,650,830
Redeemed	(868,058)	(32,384,956)	(983,768)	(31,028,910)

Net change	1,947,211	$72,430,483	1,885,012	$65,712,055

Increase (decrease) from capital share transactions	3,130,228	$104,383,695	2,459,153	$79,688,302

(a)	On January 11, 2016, Class B shares were converted into Class A shares. See Note 1 of Notes to Financial Statements.
(b)	From commencement of Class operations on May 1, 2017 through June 30, 2017.

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SEMIANNUAL REPORT

June 30, 2017

ASG Dynamic Allocation Fund

ASG Global Alternatives Fund

ASG Managed Futures Strategy Fund

ASG Tactical U.S. Market Fund

Portfolio Review page 1

Portfolio of Investments page 18

Financial Statements page  39

Notes to Financial Statements page 62

Shareholder Supplement enclosed

ASG DYNAMIC ALLOCATION FUND

Managers	Symbols
Alexander D. Healy, PhD	Class A	DAAFX
Robert S. Rickard	Class C	DACFX
Derek M. Schug, CFA®	Class Y	DAYFX
AlphaSimplex Group, LLC (Adviser)

Investment Goal

The Fund seeks long-term capital appreciation. The secondary goal of the Fund is the protection of capital during unfavorable market conditions.

1  |

Average Annual Total Returns — June 30, 20174

				Expense Ratios[5]
	6 Months	1 Year	Life of Fund	Gross	Net

Class Y (Inception 11/30/15)
NAV	9.60%	12.64%	6.81%	1.60%	0.97%

Class A (Inception 11/30/15)
NAV	9.40	12.38	6.57	1.86	1.23
With 5.75% Maximum Sales Charge	3.16	5.92	2.66

Class C (Inception 11/30/15)
NAV	8.96	11.41	5.73	2.57	1.97
With CDSC[1]	7.96	10.41	5.73

Comparative Performance
Morningstar® Global Allocation IndexSM[2]	8.62	11.16	9.22
Blended Index[3]	7.24	10.47	7.44

Performance data shown represents past performance and is no guarantee of, and not necessarily indicative of, future results. Total return and value will vary, and you may have a gain or loss when shares are sold. Current performance may be lower or higher than quoted. For most recent month-end performance, visit ngam.natixis.com. Performance for other share classes will be greater or less than shown based on differences in fees and sales charges. You may not invest directly in an index. Performance for periods less than one year is cumulative, not annualized. Returns reflect changes in share price and reinvestment of dividends and capital gains, if any. The table(s) do not reflect taxes shareholders might owe on any fund distributions or when they redeem their shares.

1	Performance for Class C shares assumes a 1% contingent deferred sales charge (“CDSC”) applied when you sell shares within one year of purchase.

2

The Morningstar® Global Allocation IndexSM represents a diverse multi-asset-class portfolio of liquid global asset classes that reflects the global investment opportunities available to an investor with a moderate risk tolerance.

3	The Blended Index is an unmanaged, blended index composed of the following weights: 60% MSCI World Index (Net)/40% Bloomberg Barclays U.S. Aggregate Bond Index. The weightings of the indices that compose the Blended Index are rebalanced on a monthly basis to maintain the allocations as described above. These rebalancings will not necessarily correspond to the rebalancing of the Fund’s investment portfolio, and the relative weightings of the asset classes in the Fund will generally differ to some extent from the weightings in the Blended Index.

4	Fund performance has been increased by fee waivers and/or expense reimbursements, if any, without which performance would have been lower.

5	Expense ratios are as shown in the Fund’s prospectus in effect as of the date of this report. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report under Ratios to Average Net Assets. Net expenses reflect contractual expense caps set to expire on 04/30/18. When a Fund’s expenses are below the cap, gross and net expense ratios will be the same. See Note 6 of the Notes to Financial Statements for more information about the Fund’s expense caps.

|  2

ASG GLOBAL ALTERNATIVES FUND

Managers	Symbols
Andrew W. Lo, PhD	Class A	GAFAX
Alexander D. Healy, PhD	Class C	GAFCX
David E. Kuenzi, CFA®	Class N	GAFNX
Peter A. Lee	Class Y	GAFYX
Philippe P. Lüdi, CFA®, PhD
Robert S. Rickard
AlphaSimplex Group, LLC (Adviser)

Investment Goal

The Fund pursues an absolute return strategy that seeks to provide capital appreciation consistent with the risk-return characteristics of a diversified portfolio of hedge funds. The secondary goal of the Fund is to achieve these returns with less volatility than major equity indices.

3  |

Average Annual Total Returns — June 30, 20173

						Expense Ratios[4]
	6 Months	1 Year	5 Years	Life of Class		Gross	Net

Class Y (Inception 9/30/08)				Class A/C/Y	Class N
NAV	3.04%	9.38%	4.33%	3.31%	—%	1.32%	1.32%

Class A (Inception 9/30/08)
NAV	2.89	9.10	4.08	3.05	—	1.57	1.57
With 5.75% Maximum Sales Charge	-3.01	2.79	2.85	2.36	—

Class C (Inception 9/30/08)
NAV	2.55	8.31	3.30	2.29	—	2.32	2.32
With CDSC[1]	1.55	7.31	3.30	2.29	—

Class N (Inception 5/1/13)
NAV	3.04	9.49	—	—	1.89	1.24	1.24

Comparative Performance
Barclay Fund of Funds Index[2]	3.01	5.91	3.50	1.74	2.32

Performance data shown represents past performance and is no guarantee of, and not necessarily indicative of, future results. Total return and value will vary, and you may have a gain or loss when shares are sold. Current performance may be lower or higher than quoted. For most recent month-end performance, visit ngam.natixis.com. Performance for other share classes will be greater or less than shown based on differences in fees and sales charges. You may not invest directly in an index. Performance for periods less than one year is cumulative, not annualized. Returns reflect changes in share price and reinvestment of dividends and capital gains, if any. The table(s) do not reflect taxes shareholders might owe on any fund distributions or when they redeem their shares.

1	Performance for Class C shares assumes a 1% contingent deferred sales charge (“CDSC”) applied when you sell shares within one year of purchase.

2	Barclay Fund of Funds Index is a measure of the average return of all Fund of Funds (“FoFs”) in the Barclay database. The index is simply the arithmetic average of the net returns of all the FoFs that have reported that month. Index returns are recalculated by BarclayHedge, Ltd. throughout each month. The fund does not expect to update the index returns provided if subsequent recalculations cause such returns to change. In addition, because of these recalculations, the Barclay Fund of Funds Index returns reported by the fund may differ from the index returns for the same period published by others.

3	Fund performance has been increased by fee waivers and/or expense reimbursements, if any, without which performance would have been lower.

4	Expense ratios are as shown in the Fund’s prospectus in effect as of the date of this report. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report under Ratios to Average Net Assets. Net expenses reflect contractual expense caps set to expire on 04/30/18. When a Fund’s expenses are below the cap, gross and net expense ratios will be the same. See Note 6 of the Notes to Financial Statements for more information about the Fund’s expense caps.

|  4

ASG MANAGED FUTURES STRATEGY FUND

Managers	Symbols
Andrew W. Lo, PhD	Class A	AMFAX
Alexander D. Healy, PhD	Class C	ASFCX
Philippe P. Lüdi, CFA®, PhD	Class N	AMFNX
Robert W. Sinnott	Class Y	ASFYX
John C. Perry, PhD
Robert S. Rickard
AlphaSimplex Group, LLC (Adviser)

Investment Goal

The Fund pursues an absolute return strategy that seeks to provide capital appreciation.

5  |

Average Annual Total Returns — June 30, 20174

						Expense Ratios[5]
	6 Months	1 Year	5 Years	Life of Class		Gross	Net

Class Y (Inception 7/30/10)				Class A/C/Y	Class N
NAV	-2.54%	-12.66%	4.32%	3.56%	—%	1.50%	1.49%

Class A (Inception 7/30/10)
NAV	-2.66	-12.82	4.08	3.33	—	1.75	1.74
With 5.75% Maximum Sales Charge	-8.29	-17.86	2.84	2.45	—

Class C (Inception 7/30/10)
NAV	-2.97	-13.53	3.29	2.54	—	2.50	2.49
With CDSC[1]	-3.94	-14.39	3.29	2.54	—

Class N (Inception 5/01/17)
NAV	—	—	—	—	-2.34	1.39	1.39

Comparative Performance
Credit Suisse Managed Futures Liquid Index[2]	-7.07	-8.87	3.91	—	-1.73
SG Trend Index[3]	-5.80	-13.23	1.14	1.57	-3.69

Performance data shown represents past performance and is no guarantee of, and not necessarily indicative of, future results. Total return and value will vary, and you may have a gain or loss when shares are sold. Current performance may be lower or higher than quoted. For most recent month-end performance, visit ngam.natixis.com. Performance for other share classes will be greater or less than shown based on differences in fees and sales charges. You may not invest directly in an index. Performance for periods less than one year is cumulative, not annualized. Returns reflect changes in share price and reinvestment of dividends and capital gains, if any. The table(s) do not reflect taxes shareholders might owe on any fund distributions or when they redeem their shares.

1	Performance for Class C shares assumes a 1% contingent deferred sales charge (“CDSC”) applied when you sell shares within one year of purchase.

2	Credit Suisse Managed Futures Liquid Index seeks to gain broad exposure to the Managed Futures strategy using a pre-defined quantitative methodology to invest in a range of asset classes including equities, fixed-income, commodities and currencies. Relative performance for the Credit Suisse Managed Futures Liquid Index is not available prior to January 31, 2011, which is the inception date of the index. You may not invest directly in an index.

3	SG Trend Index is equal-weighted, reconstituted and rebalanced annually. The index calculates the net daily rate of return for a pool of Commodity Trading Advisors (CTAs) selected from the larger managers that are open to new investment. AlphaSimplex Group LLC is part of this Index. You may not invest directly in an index.

4	Fund performance has been increased by fee waivers and/or expense reimbursements, if any, without which performance would have been lower.

5	Expense ratios are as shown in the Fund’s prospectus in effect as of the date of this report. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report under Ratios to Average Net Assets. Net expenses reflect contractual expense caps set to expire on 04/30/18. When a Fund’s expenses are below the cap, gross and net expense ratios will be the same. See Note 6 of the Notes to Financial Statements for more information about the Fund’s expense caps.

|  6

ASG TACTICAL U.S. MARKET FUND

Managers	Symbols
Alexander D. Healy, PhD	Class A	USMAX
Robert S. Rickard	Class C	USMCX
AlphaSimplex Group, LLC (Adviser)	Class Y	USMYX
Kevin H. Maeda
Serena V. Stone, CFA®
Active Index Advisors, a division of NGAM Advisors, L.P. (Subadviser)

Investment Goal

The Fund seeks long-term capital appreciation, with emphasis on the protection of capital during unfavorable market conditions.

7  |

Average Annual Total Returns — June 30, 20174

				Expense Ratios[5]
	6 Months	1 Year	Life of Fund	Gross	Net

Class Y (Inception 9/30/13)
NAV	10.13%	14.29%	10.49%	1.15%	1.00%

Class A (Inception 9/30/13)
NAV	9.99	13.99	10.20	1.40	1.25
With 5.75% Maximum Sales Charge	3.68	7.43	8.47

Class C (Inception 9/30/13)
NAV	9.60	13.11	9.39	2.15	2.00
With CDSC[1]	8.60	12.11	9.39

Comparative Performance
S&P 500® Index[2]	9.34	17.90	12.58
Barclay Equity Long/Short Index[3]	3.41	7.42	4.10

Performance data shown represents past performance and is no guarantee of, and not necessarily indicative of, future results. Total return and value will vary, and you may have a gain or loss when shares are sold. Current performance may be lower or higher than quoted. For most recent month-end performance, visit ngam.natixis.com. Performance for other share classes will be greater or less than shown based on differences in fees and sales charges. You may not invest directly in an index. Performance for periods less than one year is cumulative, not annualized. Returns reflect changes in share price and reinvestment of dividends and capital gains, if any. The table(s) do not reflect taxes shareholders might owe on any fund distributions or when they redeem their shares.

1	Performance for Class C shares assumes a 1% contingent deferred sales charge (“CDSC”) applied when you sell shares within one year of purchase.

2

S&P 500® Index is a widely recognized measure of U.S. stock market performance. It is an unmanaged index of 500 common stocks chosen for market size, liquidity, and industry group representation, among other factors. It also measures the performance of the large cap segment of the US equities market.

3	Barclay Equity Long/Short Index is comprised of roughly 400 equity-oriented hedge funds which hold both long and short stock positions and tend to tactically vary their net market exposure, i.e., market beta, based on their assessment of market risk and expected return. Index returns are recalculated by BarclayHedge Ltd. throughout each month. The fund does not expect to update the index returns provided if subsequent recalculations cause such returns to change. In addition, because of these recalculations, the Barclay Equity Long/Short Index returns reported by the fund may differ from the index returns for the same period published by others.

4	Fund performance has been increased by fee waivers and/or expense reimbursements, if any, without which performance would have been lower.

5	Expense ratios are as shown in the Fund’s prospectus in effect as of the date of this report. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report under Ratios to Average Net Assets. Net expenses reflect contractual expense caps set to expire on 04/30/18. When a Fund’s expenses are below the cap, gross and net expense ratios will be the same. See Note 6 of the Notes to Financial Statements for more information about the Fund’s expense caps.

|  8

ADDITIONAL INFORMATION

All investing involves risk, including the risk of loss. There is no assurance that any investment will meet its performance objectives or that losses will be avoided.

ADDITIONAL INDEX INFORMATION

This document may contain references to third party copyrights, indexes, and trademarks, each of which is the property of its respective owner. Such owner is not affiliated with Natixis Global Asset Management or any of its related or affiliated companies (collectively “NGAM”) and does not sponsor, endorse or participate in the provision of any NGAM services, funds or other financial products.

The index information contained herein is derived from third parties and is provided on an “as is” basis. The user of this information assumes the entire risk of use of this information. Each of the third party entities involved in compiling, computing or creating index information, disclaims all warranties (including, without limitation, any warranties of originality, accuracy, completeness, timeliness, non-infringement, merchantability and fitness for a particular purpose) with respect to such information.

PROXY VOTING INFORMATION

A description of the Natixis Funds’ proxy voting policies and procedures is available without charge, upon request, by calling Natixis Funds at 800-225-5478; on Natixis Funds’ website at ngam.natixis.com; and on the Securities and Exchange Commission’s (SEC) website at www.sec.gov. Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on Natixis Funds’ website and the SEC’s website.

QUARTERLY PORTFOLIO SCHEDULES

The Funds file a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

9  |

UNDERSTANDING FUND EXPENSES

As a mutual fund shareholder, you incur different types of costs: transaction costs, including sales charges (loads) on purchases, contingent deferred sales charges on redemptions, and ongoing costs, including management fees, distribution and/or service fees (12b-1 fees), and other fund expenses. Certain exemptions may apply. These costs are described in more detail in the Funds’ prospectus. The following examples are intended to help you understand the ongoing costs of investing in the Funds and help you compare these with the ongoing costs of investing in other mutual funds.

The first line in the table for each class of Fund shares shows the actual account values and actual Fund expenses you would have paid on a $1,000 investment in the Fund from January 1, 2017 through June 30, 2017. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, $8,600 account value divided by $1,000 = 8.60) and multiply the result by the number in the Expenses Paid During Period column as shown for your Class.

The second line for the table of each class provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid on your investment for the period. You may use this information to compare the ongoing costs of investing in the Fund to other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown reflect ongoing costs only, and do not include any transaction costs, such as sales charges. Therefore, the second line in the table of each Fund is useful in comparing ongoing costs only, and will not help you determine the relative costs of owning different funds. If transaction costs were included, total costs would be higher.

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ASG DYNAMIC ALLOCATION FUND	BEGINNING ACCOUNT VALUE 1/1/2017	ENDING ACCOUNT VALUE 6/30/2017	EXPENSES PAID DURING PERIOD* 1/1/2017 – 6/30/2017
Class A
Actual	$1,000.00	$1,094.00	$6.13
Hypothetical (5% return before expenses)	$1,000.00	$1,018.94	$5.91
Class C
Actual	$1,000.00	$1,089.60	$10.00
Hypothetical (5% return before expenses)	$1,000.00	$1,015.22	$9.64
Class Y
Actual	$1,000.00	$1,096.00	$4.78
Hypothetical (5% return before expenses)	$1,000.00	$1,020.23	$4.61

*	Expenses are equal to the Fund’s annualized expense ratio (after waiver/reimbursement): 1.18%, 1.93% and 0.92% for Class A, C and Y, respectively, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (181), divided by 365 (to reflect the half-year period).

ASG GLOBAL ALTERNATIVES FUND	BEGINNING ACCOUNT VALUE 1/1/2017	ENDING ACCOUNT VALUE 6/30/2017	EXPENSES PAID DURING PERIOD* 1/1/2017 – 6/30/2017
Class A
Actual	$1,000.00	$1,028.90	$8.00
Hypothetical (5% return before expenses)	$1,000.00	$1,016.91	$7.95
Class C
Actual	$1,000.00	$1,025.50	$11.75
Hypothetical (5% return before expenses)	$1,000.00	$1,013.19	$11.68
Class N
Actual	$1,000.00	$1,030.40	$6.39
Hypothetical (5% return before expenses)	$1,000.00	$1,018.50	$6.36
Class Y
Actual	$1,000.00	$1,030.40	$6.75
Hypothetical (5% return before expenses)	$1,000.00	$1,018.15	$6.71

*	Hypothetical expenses are equal to the Fund’s annualized expense ratio: 1.59%, 2.34%, 1.27% and 1.34% for Class A, C, N and Y, respectively, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (181), divided by 365 (to reflect the half-year period).

11  |

ASG MANAGED FUTURES STRATEGY FUND	BEGINNING ACCOUNT VALUE 1/1/2017	ENDING ACCOUNT VALUE 6/30/2017	EXPENSES PAID DURING PERIOD* 1/1/2017 – 6/30/2017
Class A
Actual	$1,000.00	$973.40	$8.56	[1]
Hypothetical (5% return before expenses)	$1,000.00	$1,016.12	$8.75	*
Class C
Actual	$1,000.00	$970.30	$12.26	[1]
Hypothetical (5% return before expenses)	$1,000.00	$1,012.35	$12.52	*
Class N
Actual	$1,000.00	$976.60	$2.36	[2]
Hypothetical (5% return before expenses)	$1,000.00	$1,017.60	$7.25	*
Class Y
Actual	$1,000.00	$974.60	$7.39	[1]
Hypothetical (5% return before expenses)	$1,000.00	$1,017.31	$7.55	*

*	Hypothetical expenses are equal to the Fund’s annualized expense ratio (after waiver/reimbursement): 1.75%, 2.51%, 1.45% and 1.51% for Class A, C, N and Y, respectively, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (181), divided by 365 (to reflect the half-year period).

[1]

Actual expenses for Class A, C and Y are equal to the Fund’s annualized expense ratio: 1.75%, 2.51% and 1.51%, respectively, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (181), divided by 365 (to reflect the half-year period).

[2]

Class N commenced operations on May 1, 2017. Actual expenses are equal to the Fund’s annualized expense ratio (after waiver/reimbursement) of 1.45%, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal period (60), divided by 365 (to reflect the partial period).

ASG TACTICAL U.S. MARKET FUND	BEGINNING ACCOUNT VALUE 1/1/2017	ENDING ACCOUNT VALUE 6/30/2017	EXPENSES PAID DURING PERIOD* 1/1/2017 – 6/30/2017
Class A
Actual	$1,000.00	$1,099.90	$6.51
Hypothetical (5% return before expenses)	$1,000.00	$1,018.60	$6.26
Class C
Actual	$1,000.00	$1,096.00	$10.39
Hypothetical (5% return before expenses)	$1,000.00	$1,014.88	$9.99
Class Y
Actual	$1,000.00	$1,101.30	$5.21
Hypothetical (5% return before expenses)	$1,000.00	$1,019.84	$5.01

*	Expenses are equal to the Fund’s annualized expense ratio (after waiver/reimbursement): 1.25%, 2.00% and 1.00% for Class A, C and Y, respectively, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (181), divided by 365 (to reflect the half-year period).

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BOARD APPROVAL OF THE EXISTING

ADVISORY AND SUB-ADVISORY AGREEMENTS

The Board of Trustees of the Trust (the “Board”), including the Independent Trustees, considers matters bearing on each Fund’s advisory agreement and, with respect to ASG Tactical U.S. Market Fund, sub-advisory agreement (collectively, the “Agreements”) at most of its meetings throughout the year. Each year, usually in the spring, the Contract Review Committee of the Board meets to review the Agreements to determine whether to recommend that the full Board approve the continuation of the Agreements, typically for an additional one-year period. After the Contract Review Committee has made its recommendation, the full Board, including the Independent Trustees, determines whether to approve the continuation of the Agreements.

In connection with these meetings, the Trustees receive materials that the Funds’ investment adviser and sub-adviser, as applicable (collectively, the “Advisers”), believe to be reasonably necessary for the Trustees to evaluate the Agreements. These materials generally include, among other items, (i) information on the investment performance of the Funds and the performance of peer groups and categories of funds and the Funds’ performance benchmarks, (ii) information on the Funds’ advisory and sub-advisory fees, if any, and other expenses, including information comparing the Funds’ expenses to the fees charged to institutional accounts with similar strategies managed by the Advisers, if any, and to those of peer groups of funds and information about any applicable expense caps and/or fee “breakpoints,” (iii) sales and redemption data in respect of the Funds, (iv) information about the profitability of the Agreements to the Advisers and (v) information obtained through the completion by the Advisers of a questionnaire distributed on behalf of the Trustees. The Board, including the Independent Trustees, also considers other matters such as (i) each Adviser’s financial results and financial condition, (ii) each Fund’s investment objective and strategies and the size, education and experience of the Advisers’ respective investment staffs and their use of technology, external research and trading cost measurement tools, (iii) arrangements in respect of the distribution of the Funds’ shares and the related costs, (iv) the allocation of the Funds’ brokerage, if any, including, if applicable, allocations to brokers affiliated with the Advisers and the use of “soft” commission dollars to pay Fund expenses and to pay for research and other similar services, (v) the resources devoted to, and the record of compliance with, the Funds’ investment policies and restrictions, policies on personal securities transactions and other compliance policies, (vi) each Adviser’s policies and procedures relating to, among other things, compliance, trading and best execution, proxy voting and valuation, (vii) information about amounts invested by the Funds’ portfolio managers in the Funds or in similar accounts that they manage and (viii) the general economic outlook with particular emphasis on the mutual fund industry. Throughout the process, the Trustees are afforded the opportunity to ask questions of and request additional materials from the Advisers.

In addition to the materials requested by the Trustees in connection with their annual consideration of the continuation of the Agreements, the Trustees receive materials in advance of each regular quarterly meeting of the Board that provide detailed information about the Funds’ investment performance and the fees charged to the Funds for advisory and other services. This information generally includes, among other things, an internal

13  |

performance rating for each Fund based on agreed-upon criteria, graphs showing each Fund’s performance and fee differentials against each Fund’s peer group/category, performance ratings provided by a third-party, total return information for various periods, and third-party performance rankings for various periods comparing a Fund against similarly categorized funds. The portfolio management team for each Fund or other representatives of the Advisers make periodic presentations to the Contract Review Committee and/or the full Board, and Funds identified as presenting possible performance concerns may be subject to more frequent board presentations and reviews. In addition, each quarter the Trustees are provided with detailed statistical information about each Fund’s portfolio. The Trustees also receive periodic updates between meetings.

The Board most recently approved the continuation of the Agreements at its meeting held in June 2017. The Agreements were continued for a one-year period for the Funds. In considering whether to approve the continuation of the Agreements, the Board, including the Independent Trustees, did not identify any single factor as determinative. Individual Trustees may have evaluated the information presented differently from one another, giving different weights to various factors. Matters considered by the Trustees, including the Independent Trustees, in connection with their approval of the Agreements included, but were not limited to, the factors listed below.

The nature, extent and quality of the services provided to the Funds under the Agreements. The Trustees considered the nature, extent and quality of the services provided by the Advisers and their affiliates to the Funds and the resources dedicated to the Funds by the Advisers and their affiliates.

The Trustees considered not only the advisory services provided by the Advisers to the Funds, but also the monitoring and oversight services provided by NGAM Advisors, L.P. (“NGAM Advisors”). They also considered the administrative services provided by NGAM Advisors and its affiliates to the Funds.

For each Fund, the Trustees also considered the benefits to shareholders of investing in a mutual fund that is part of a family of funds that offers shareholders the right to exchange shares of one type of fund for shares of another type of fund, and provides a variety of fund and shareholder services.

After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding each of the Agreements, that the nature, extent and quality of services provided supported the renewal of the Agreements.

Investment performance of the Funds and the Advisers. As noted above, the Trustees received information about the performance of the Funds over various time periods, including information that compared the performance of the Funds to the performance of peer groups and categories of funds and the Funds’ respective performance benchmarks. In addition, the Trustees also reviewed data prepared by an independent third party that analyzed the performance of the Funds using a variety of performance metrics, including metrics that also measured the performance of the Funds on a risk adjusted basis.

|  14

The Board noted that, through December 31, 2016, each Fund’s one- and three-year performance, as applicable, stated as percentile rankings within categories selected by the independent third-party data provider was as follows (where the best performance would be in the first percentile of its category):

	One-Year	Three-Year
ASG Dynamic Allocation Fund	91%	N/A
ASG Global Alternatives Fund	97%	87%
ASG Managed Futures Strategy Fund	69%	24%
ASG Tactical U.S. Market Fund	42%	16%

In the case of each Fund that had performance that lagged that of a relevant peer group median and/or category median for certain (although not necessarily all) periods, the Board concluded that other factors relevant to performance supported renewal of the Agreements. These factors included one or more of the following: (1) that the underperformance was attributable, to a significant extent, to investment decisions (such as security selection or sector allocation) by the Adviser that were reasonable and consistent with the Fund’s investment objective and policies; (2) that the Fund was relatively new and therefore had a limited operating history on which to judge its performance record; and (3) that the Fund’s more recent performance, although lagging in certain periods, had shown improvement relative to its category. The Trustees also considered each Adviser’s performance and reputation generally, the performance of the fund family generally, and the historical responsiveness of the Advisers to Trustee concerns about performance and the willingness of the Advisers to take steps intended to improve performance.

After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding each of the Agreements, that the performance of the Funds and the Advisers and/or other relevant factors supported the renewal of the Agreements.

The costs of the services to be provided and profits to be realized by the Advisers and their affiliates from their respective relationships with the Funds. The Trustees considered the fees charged to the Funds for advisory and sub-advisory services, as applicable, as well as the total expense levels of the Funds. This information included comparisons (provided both by management and also by an independent third party) of the Funds’ advisory fees and total expense levels to those of their peer groups and information about the advisory fees charged by the Advisers to comparable accounts (such as institutional separate accounts), as well as information about differences in such fees and the reasons for any such differences. In considering the fees charged to comparable accounts, the Trustees considered, among other things, management’s representations about the differences between managing mutual funds as compared to other types of accounts, including the additional resources required to effectively manage mutual fund assets and the greater regulatory costs associated with the management of such assets. In evaluating each Fund’s advisory and sub-advisory fees, as applicable, the Trustees also took into account the demands, complexity and quality of the investment management of such Fund, as well as the need for the Advisers to offer competitive compensation and the potential need to expend additional resources to the extent the Fund grows in size. The Trustees considered that over the past several years,

15  |

management had made recommendations regarding reductions in advisory fee rates, implementation of advisory fee breakpoints and the institution of advisory fee waivers and expense caps for various funds in the fund family. They noted that the Funds in this report have expense caps in place, and they considered the amounts waived or reimbursed by the Advisers for certain Funds which had current expenses above the cap. The Trustees also considered that the ASG Global Alternatives Fund is below the cap. The Trustees further noted that management had proposed to reduce the expense caps of the ASG Global Alternatives Fund and the ASG Tactical U.S. Market Fund.

The Trustees also considered the compensation directly or indirectly received by the Advisers and their affiliates from their relationships with the Funds. The Trustees reviewed information provided by management as to the profitability of the Advisers’ and their affiliates’ relationships with the Funds, and information about the allocation of expenses used to calculate profitability. They also reviewed information provided by management about the effect of distribution costs and changes in asset levels on Adviser profitability, including information regarding resources spent on distribution activities. When reviewing profitability, the Trustees also considered information about court cases in which adviser compensation or profitability were issues, the performance of the Funds, the expense levels of the Funds, and whether the Advisers had implemented breakpoints and/or expense caps with respect to the Funds.

After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding each of the Agreements, that the advisory fees charged to each of the Funds were fair and reasonable, and that the costs of these services generally and the related profitability of the Advisers and their affiliates in respect of their relationships with the Funds supported the renewal of the Agreements.

Economies of Scale. The Trustees considered the existence of any economies of scale in the provision of services by the Advisers and whether those economies are shared with the Funds through breakpoints in their investment advisory fees or other means, such as expense waivers or caps. The Trustees also discussed with management the factors considered with respect to the implementation of breakpoints in investment advisory fees or expense waivers or caps for certain funds. Management explained that a number of factors are taken into account in considering the possible implementation of breakpoints or an expense cap for a fund, including, among other things, factors such as a fund’s assets, the projected growth of a fund, projected profitability and a fund’s fees and performance. With respect to economies of scale, the Trustees noted that each of the ASG Global Alternatives Fund and the ASG Managed Futures Strategy Fund has breakpoints in its advisory fee and that all of the Funds were subject to an expense cap or waiver. The Trustees considered management’s proposal to reduce the expense caps for ASG Global Alternatives Fund and ASG Tactical U.S. Market Fund. In considering these issues, the Trustees also took note of the costs of the services provided (both on an absolute and on a relative basis) and the profitability to the Advisers and their affiliates of their relationships with the Funds, as discussed above.

After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding each of the Agreements, that the extent to which economies of scale were shared with the Funds supported the renewal of the Agreements.

|  16

The Trustees also considered other factors, which included but were not limited to the following:

•	The effect of recent market and economic events on the performance, asset levels and expense ratios of each Fund.

•

Whether each Fund has operated in accordance with its investment objective and the Fund’s record of compliance with its investment restrictions, and the compliance programs of the Funds and the Advisers. They also considered the compliance-related resources the Advisers and their affiliates were providing to the Funds.

•

The nature, quality, cost and extent of administrative and shareholder services performed by the Advisers and their affiliates, both under the Agreements and under separate agreements covering administrative services.

•

So-called “fallout benefits” to the Advisers, such as the engagement of affiliates of the Advisers to provide distribution, administrative and brokerage services to the Funds, the benefits of research made available to the Advisers by reason of brokerage commissions (if any) generated by the Funds’ securities transactions and the benefits to NGAM Advisors of being able to offer “alternative” products in the Natixis family of funds. The Trustees also considered the benefits to the parent company of NGAM Advisors from the retention of the Advisers. The Trustees considered the possible conflicts of interest associated with these fallout and other benefits, and the reporting, disclosure and other processes in place to disclose and monitor such possible conflicts of interest.

•	The Trustees’ review and discussion of the Funds’ advisory arrangements in prior years, and management’s record of responding to Trustee concerns raised during the year and in prior years.

Based on their evaluation of all factors that they deemed to be material, including those factors described above, and assisted by the advice of independent counsel, the Trustees, including the Independent Trustees, concluded that each of the existing Agreements, with the reduction in expense caps for ASG Global Alternatives Fund and ASG Tactical U.S. Market Fund described above, should be continued through June 30, 2018.

17  |

Portfolio of Investments – as of June 30, 2017 (Unaudited)

ASG Dynamic Allocation Fund

Shares	Description	Value (†)
Exchange-Traded Funds — 50.6%
18,330	iShares® Core U.S. Aggregate Bond ETF	$2,007,318
10,114	iShares® Edge MSCI Min Vol Emerging Markets ETF	560,316
11,186	iShares® JP Morgan USD Emerging Markets Bond ETF	1,279,231
45,247	SPDR® Bloomberg Barclays International Treasury Bond ETF(b)	1,250,175
7,854	Vanguard FTSE All World ex-U.S. Small-Cap ETF	849,174
20,419	Vanguard FTSE Developed Markets ETF	843,713
13,494	Vanguard FTSE Emerging Markets ETF	550,960
15,645	Vanguard FTSE Europe ETF	862,665
12,676	Vanguard FTSE Pacific ETF	834,081
22,913	Vanguard Intermediate-Term Corporate Bond ETF	2,005,575
11,247	Vanguard Mid-Cap ETF	1,602,922
21,882	Vanguard Total International Bond ETF	1,189,505
12,842	Vanguard Total Stock Market ETF	1,598,187
16,160	Vanguard Value ETF	1,560,410

	Total Exchange-Traded Funds (Identified Cost $16,032,879)	16,994,232

Principal Amount
Short-Term Investments — 49.7%
	Certificates of Deposit — 37.7%
$500,000	Swedbank (NY), 1.120%, 7/03/2017	499,999
500,000	Banco Del Estado de Chile, 1.556%, 7/05/2017(c)	500,028
850,000	Bank of Tokyo-Mitsubishi UJF (NY), 1.180%, 7/06/2017	849,999
800,000	Sumitomo Mitsui Bank (NY), 1.686%, 7/06/2017(c)	800,063
700,000	Mizuho Bank Ltd. (NY), 1.696%, 7/06/2017(c)	700,062
500,000	Rabobank Nederland NV, 1.487%, 7/10/2017(c)	500,045
850,000	Credit Agricole Corporate & Investment Bank (NY), 1.150%, 7/13/2017	849,986
700,000	National Australia Bank, 1.080%, 8/08/2017(d)	699,933
700,000	Toronto Dominion Bank (NY), 1.685%, 8/10/2017(c)(d)	700,379
500,000	Credit Industriel et Commercial (NY), 1.250%, 9/21/2017	500,025
900,000	Oversea-Chinese Banking Corp. Ltd. (NY), 1.277%, 10/10/2017(c)	900,222
500,000	Norinchukin Bank (NY), 1.387%, 10/10/2017(c)	500,262
500,000	Svenska Handelsbanken (NY), 1.176%, 12/06/2017(c)	500,008
500,000	Bank of Nova Scotia (TX), 1.330%, 12/15/2017	499,943
500,000	Westpac Banking Corp. (NY), 1.637%, 1/10/2018(c)(d)	501,128
750,000	Dexia Credit Local, (Credit Support: Belgium/France/Luxembourg), 1.704%, 1/29/2018(c)	751,361
500,000	Commonwealth Bank of Australia (NY), 1.606%, 2/23/2018(c)(d)	500,954
500,000	Westpac Banking Corp. (NY), 1.409%, 3/08/2018(c)(d)	500,605
900,000	Bank of Montreal (IL), 1.369%, 5/08/2018(c)(d)	900,827
500,000	Royal Bank of Canada (NY), 1.297%, 6/12/2018(c)	499,915

		12,655,744

	Time Deposits — 5.9%
1,000,000	Canadian Imperial Bank of Commerce, 1.050%, 7/03/2017	1,000,000
1,000,000	National Bank of Kuwait, 1.080%, 7/03/2017(c)	1,000,000

		2,000,000

See accompanying notes to financial statements.

|  18

Portfolio of Investments – as of June 30, 2017 (Unaudited)

ASG Dynamic Allocation Fund – (continued)

Principal Amount	Description	Value (†)
	Treasuries — 4.3%
$400,000	U.S. Treasury Bills, 0.777%-0.860%, 8/03/2017(e)(f)(g)	$399,706
500,000	U.S. Treasury Bills, 0.785%, 7/06/2017(e)(f)	499,969
550,000	U.S. Treasury Bills, 0.980%, 9/07/2017(e)(f)	549,042

		1,448,717

	Commercial Paper — 1.8%
600,000	Cofco Capital Corp., (Credit Support: Australian & New Zealand Banking Group Ltd.),1.251%, 7/18/2017(e)	599,638

	Total Short-Term Investments (Identified Cost $16,698,749)	16,704,099

	Total Investments — 100.3% (Identified Cost $32,731,628)(a)	33,698,331
	Other assets less liabilities — (0.3)%	(95,607)

	Net Assets — 100.0%	$33,602,724

(†)	See Note 2 of Notes to Financial Statements.
(a)	Federal Tax Information (Amounts exclude certain adjustments made at the end of the Fund’s fiscal year for tax purposes. Such adjustments are primarily due to wash sales.):
	At June 30, 2017, the net unrealized appreciation on investments based on a cost of $32,731,628 for federal income tax purposes was as follows:
	Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$986,275
	Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(19,572)

	Net unrealized appreciation	$966,703

(b)	Non-income producing security.
(c)	Variable rate security. Rate as of June 30, 2017 is disclosed.
(d)	Security (or a portion thereof) has been designated to cover the Fund’s obligations under open derivative contracts.
(e)	Interest rate represents discount rate at time of purchase; not a coupon rate.
(f)	Security (or a portion thereof) has been pledged as collateral for open derivative contracts.
(g)	The Fund’s investment in U.S. Treasury Bills is comprised of various lots with differing discount rates. These separate investments, which have the same maturity date, have been aggregated for the purpose of presentation in the Portfolio of Investments.

ETF	Exchange-Traded Fund
SPDR	Standard & Poor’s Depositary Receipt

See accompanying notes to financial statements.

19  |

Portfolio of Investments – as of June 30, 2017 (Unaudited)

ASG Dynamic Allocation Fund – (continued)

At June 30, 2017, open long futures contracts were as follows:

Financial Futures	Expiration Date	Contracts	Notional Value	Unrealized Appreciation (Depreciation)
ASX SPI 200TM	9/21/2017	17	$1,844,262	$(15,673)
CAC 40®	7/21/2017	33	1,930,013	(51,394)
E-mini Dow	9/15/2017	35	3,727,500	25,470
E-mini NASDAQ 100	9/15/2017	33	3,730,815	(149,344)
E-mini S&P 500®	9/15/2017	31	3,752,395	(12,170)
EURO STOXX 50®	9/15/2017	48	1,883,999	(63,047)
FTSE 100 Index	9/15/2017	20	1,890,200	(54,715)
FTSE/JSE Top 40 Index	9/21/2017	17	595,493	873
German Euro Bund	9/07/2017	8	1,479,038	(25,538)
Hang Seng Index®	7/28/2017	3	491,562	(833)
Mini-Russell 2000	9/15/2017	53	3,747,895	6,875
MSCI Singapore	7/28/2017	23	598,555	3,195
MSCI Taiwan Index	7/28/2017	15	577,257	207
S&P CNX Nifty Futures Index	7/27/2017	31	589,885	(6,767)
TOPIX	9/07/2017	13	1,869,900	22,965
UK Long Gilt	9/27/2017	9	1,471,937	(26,909)
5 Year U.S. Treasury Note	9/29/2017	10	1,178,359	(4,844)
10 Year Australia Government Bond	9/15/2017	14	1,390,887	(20,599)
10 Year U.S. Treasury Note	9/20/2017	10	1,255,313	(8,500)
30 Year U.S. Treasury Bond	9/20/2017	8	1,229,500	(8,375)

Total				$(389,123)

Investment Summary at June 30, 2017 (Unaudited)

Exchange-Traded Funds	50.6%
Certificates of Deposit	37.7
Time Deposits	5.9
Treasuries	4.3
Other Investments, less than 2% each	1.8

Total Investments	100.3
Other assets less liabilities (including futures contracts)	(0.3)

Net Assets	100.0%

See accompanying notes to financial statements.

|  20

Consolidated Portfolio of Investments – as of June 30, 2017 (Unaudited)

ASG Global Alternatives Fund

Principal Amount	Description	Value (†)
Short-Term Investments — 96.3% of Net Assets
	Certificates of Deposit — 78.1%
$50,000,000	Swedbank (NY), 1.120%, 7/03/2017	$49,999,870
50,000,000	Banco Del Estado de Chile, 1.556%, 7/05/2017(b)	50,002,750
60,000,000	Bank of Tokyo-Mitsubishi UJF (NY), 1.180%, 7/06/2017	59,999,957
35,000,000	Sumitomo Mitsui Bank (NY), 1.686%, 7/06/2017(b)	35,002,765
8,500,000	Norinchukin Bank (NY), 1.110%, 7/07/2017	8,499,888
51,700,000	Landesbank Hessen (NY), 1.040%, 7/10/2017	51,697,711
50,000,000	Rabobank Nederland NV, 1.487%, 7/10/2017(b)	50,004,500
50,000,000	Skandinaviska Enskilda Banken AB (NY), 1.070%, 7/11/2017	49,998,598
60,000,000	Credit Agricole Corporate & Investment Bank (NY), 1.150%, 7/13/2017	59,999,041
41,000,000	Societe Generale (NY), 1.240%, 7/31/2017	41,001,759
50,000,000	Sumitomo Mitsui Trust Bank (NY), 1.284%, 8/07/2017(b)	50,007,700
50,000,000	National Australia Bank, 1.080%, 8/08/2017(c)	49,995,242
15,000,000	Toronto Dominion Bank (NY), 1.685%, 8/10/2017(b)(c)	15,008,130
45,000,000	Mizuho Bank Ltd. (NY), 1.659%, 8/17/2017(b)	45,027,180
25,000,000	Sumitomo Mitsui Bank (NY), 1.250%, 9/21/2017	24,998,650
50,000,000	Credit Industriel et Commercial (NY), 1.250%, 9/21/2017	50,002,475
12,500,000	Oversea-Chinese Banking Corp. Ltd. (NY), 1.300%, 10/02/2017	12,501,155
38,500,000	Oversea-Chinese Banking Corp. Ltd. (NY), 1.277%, 10/10/2017(b)	38,509,509
25,000,000	Svenska Handelsbanken (NY), 1.176%, 11/06/2017(b)	25,002,175
50,000,000	DZ Bank (NY), 1.320%, 11/20/2017	49,990,024
25,000,000	Svenska Handelsbanken (NY), 1.176%, 12/06/2017(b)	25,000,400
50,000,000	Bank of Nova Scotia (TX), 1.330%, 12/15/2017	49,994,261
25,000,000	Westpac Banking Corp. (NY), 1.637%, 1/10/2018(b)(c)	25,056,400
12,750,000	Dexia Credit Local, (Credit Support: Belgium/France/Luxembourg), 1.704%, 1/29/2018(b)	12,773,129
40,000,000	Dexia Credit Local, (Credit Support: Belgium/France/Luxembourg), 1.309%, 2/02/2018(b)(c)	40,009,840
35,000,000	Commonwealth Bank of Australia (NY), 1.606%, 2/23/2018(b)(c)	35,066,780
24,500,000	Westpac Banking Corp. (NY), 1.409%, 3/08/2018(b)(c)	24,529,645
25,000,000	Toronto Dominion Bank (NY), 1.467%, 3/13/2018(b)(c)	25,029,600
50,000,000	Bank of Montreal (IL), 1.369%, 5/08/2018(b)(c)	50,045,950
25,000,000	Royal Bank of Canada (NY), 1.297%, 6/12/2018(b)	24,995,725

		1,129,750,809

	Time Deposits — 7.9%
50,000,000	Canadian Imperial Bank of Commerce, 1.050%, 7/03/2017	50,000,000
65,050,000	National Bank of Kuwait, 1.080%, 7/03/2017(b)	65,050,000

		115,050,000

	Treasuries — 3.7%
7,200,000	U.S. Treasury Bills, 0.723%-0.785%, 7/06/2017(d)(e)(f)	7,199,546
23,750,000	U.S. Treasury Bills, 0.778%-0.860%, 8/03/2017(d)(e)(f)	23,732,568
21,500,000	U.S. Treasury Bills, 0.825%-0.980%, 9/07/2017(d)(e)(f)	21,462,547
575,000	U.S. Treasury Bills, 1.013%, 10/05/2017(e)(f)	573,476

		52,968,137

	Other Notes — 3.4%
50,000,000	Bank of America N.A., 1.136%, 10/17/2017(b)	49,998,600

See accompanying notes to financial statements.

21  |

Consolidated Portfolio of Investments – as of June 30, 2017 (Unaudited)

ASG Global Alternatives Fund – (continued)

Principal Amount	Description	Value (†)
	Commercial Paper — 3.2%
$46,300,000	Cofco Capital Corp., (Credit Support: Australian & New Zealand Banking Group Ltd.), 1.251%, 7/18/2017(f)	$46,272,035

	Total Short-Term Investments (Identified Cost $1,393,754,267)	1,394,039,581

Shares
Exchange-Traded Funds — 3.4%
556,035	iShares® iBoxx $ High Yield Corporate Bond ETF (Identified Cost $47,649,850)	49,147,934

	Total Investments — 99.7% (Identified Cost $1,441,404,117)(a)	1,443,187,515
	Other assets less liabilities — 0.3%	3,627,332

	Net Assets — 100.0%	$1,446,814,847

(†)	See Note 2 of Notes to Financial Statements.
(a)	Federal Tax Information (Amounts exclude certain adjustments made at the end of the Fund’s fiscal year for tax purposes. Such adjustments are primarily due to wash sales.):
	At June 30, 2017, the net unrealized appreciation on investments based on a cost of $1,441,404,117 for federal income tax purposes was as follows:
	Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$1,819,286
	Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(35,888)

	Net unrealized appreciation	$1,783,398

(b)	Variable rate security. Rate as of June 30, 2017 is disclosed.
(c)	Security (or a portion thereof) has been designated to cover the Fund’s obligations under open derivative contracts.
(d)	The Fund’s investment in U.S. Treasury Bills is comprised of various lots with differing discount rates. These separate investments, which have the same maturity date, have been aggregated for the purpose of presentation in the Portfolio of Investments.
(e)	Security (or a portion thereof) has been pledged as collateral for open derivative contracts.
(f)	Interest rate represents discount rate at time of purchase; not a coupon rate.

At June 30, 2017, the Fund had the following open forward foreign currency contracts:

Contract to Buy/Sell	Delivery Date	Currency	Units of Currency	Notional Value	Unrealized Appreciation (Depreciation)
Sell[1]	9/20/2017	Swedish Krona	90,000,000	$10,729,262	$(255,543)
Buy[1]	9/20/2017	Swiss Franc	18,750,000	19,649,454	129,184

Total					$(126,359)

1 Counterparty is UBS AG

See accompanying notes to financial statements.

|  22

Consolidated Portfolio of Investments – as of June 30, 2017 (Unaudited)

ASG Global Alternatives Fund – (continued)

At June 30, 2017, open long futures contracts were as follows:

Financial Futures	Expiration Date	Contracts	Notional Value	Unrealized Appreciation (Depreciation)
Australian Dollar	9/18/2017	606	$46,510,500	$357,540
British Pound	9/18/2017	155	12,637,344	202,469
DAX	9/15/2017	263	92,722,982	(3,047,381)
E-mini MSCI Emerging Markets Index	9/15/2017	190	9,578,850	(23,750)
E-mini S&P 500®	9/15/2017	2,667	322,827,015	(1,014,443)
FTSE 100 Index	9/15/2017	1,260	119,082,613	(3,375,722)
German Euro Bund	9/07/2017	604	111,667,379	(1,901,565)
Hang Seng Index®	7/28/2017	236	38,669,519	(65,599)
Mini-Russell 2000	9/15/2017	696	49,217,640	84,895
TOPIX	9/07/2017	510	73,357,627	901,126
10 Year U.S. Treasury Note	9/20/2017	622	78,080,437	(686,859)

Total				$(8,569,289)

Commodity Futures[2]	Expiration Date	Contracts	Notional Value	Unrealized Appreciation (Depreciation)
Aluminum LME	9/20/2017	142	$6,814,225	$(21,300)
Brent Crude Oil	7/31/2017	80	3,901,600	118,400
Copper LME	9/20/2017	339	50,343,619	2,037,146
Gold	8/29/2017	383	47,580,090	(577,320)
Low Sulfur Gasoil	8/10/2017	99	4,316,400	74,250
Natural Gas	7/27/2017	114	3,459,900	(32,780)
New York Harbor ULSD	7/31/2017	70	4,360,314	138,810
Nickel LME	9/20/2017	83	4,674,975	37,350
Zinc LME	9/20/2017	77	5,313,000	414,838

Total				$2,189,394

At June 30, 2017, open short futures contracts were as follows:

Financial Futures	Expiration Date	Contracts	Notional Value	Unrealized Appreciation (Depreciation)
Canadian Dollar	9/19/2017	146	$11,277,040	$(175,295)
Euro	9/18/2017	156	22,360,650	(114,563)
Eurodollar	12/18/2017	3,498	861,601,125	386,487
Japanese Yen	9/18/2017	91	10,135,125	21,769
2 Year U.S. Treasury Note	9/29/2017	1,008	217,838,251	276,641

Total				$395,039

See accompanying notes to financial statements.

23  |

Consolidated Portfolio of Investments – as of June 30, 2017 (Unaudited)

ASG Global Alternatives Fund – (continued)

Commodity Futures[2]	Expiration Date	Contracts	Notional Value	Unrealized Appreciation (Depreciation)
Copper LME	9/20/2017	103	$15,296,144	$(671,609)
WTI Crude Oil	7/20/2017	475	21,869,000	(172,340)

Total				$(843,949)

2 Commodity futures are held by ASG Global Alternatives Cayman Fund Ltd., a wholly-owned subsidiary. See Note 1 of Notes to Financial Statements.

Investment Summary at June 30, 2017 (Unaudited)

Certificates of Deposit	78.1%
Time Deposits	7.9
Treasuries	3.7
Other Notes	3.4
Exchange-Traded Funds	3.4
Commercial Paper	3.2

Total Investments	99.7
Other assets less liabilities (including forward foreign currency and futures contracts)	0.3

Net Assets	100.0%

See accompanying notes to financial statements.

|  24

Consolidated Portfolio of Investments – as of June 30, 2017 (Unaudited)

ASG Managed Futures Strategy Fund

Principal Amount	Description	Value (†)
Short-Term Investments — 95.3% of Net Assets
	Certificates of Deposit — 71.4%
$75,000,000	Swedbank (NY), 1.120%, 7/03/2017	$74,999,806
130,000,000	Banco Del Estado de Chile, 1.556%, 7/05/2017(b)	130,007,150
30,000,000	Bank of Tokyo-Mitsubishi UJF (NY), 1.180%, 7/06/2017	29,999,978
125,000,000	Sumitomo Mitsui Bank (NY), 1.686%, 7/06/2017(b)	125,009,875
90,000,000	Mizuho Bank Ltd. (NY), 1.696%, 7/06/2017(b)	90,008,010
100,000,000	Landesbank Hessen (NY), 1.040%, 7/10/2017	99,995,573
50,000,000	Rabobank Nederland NV, 1.487%, 7/10/2017(b)	50,004,500
36,500,000	DG Bank (NY), 1.040%, 7/11/2017	36,498,107
75,000,000	Skandinaviska Enskilda Banken AB (NY), 1.070%, 7/11/2017	74,997,897
100,000,000	Credit Agricole Corporate & Investment Bank (NY), 1.150%, 7/13/2017	99,998,401
50,000,000	DNB Bank ASA, 1.060%, 7/27/2017	49,996,248
32,000,000	Societe Generale (NY), 1.240%, 7/31/2017	32,001,373
50,000,000	Sumitomo Mitsui Trust Bank (NY), 1.284%, 8/07/2017(b)	50,007,700
75,000,000	National Australia Bank, 1.080%, 8/08/2017	74,992,863
50,000,000	Toronto Dominion Bank (NY), 1.685%, 8/10/2017(b)(c)	50,027,100
65,000,000	Dexia Credit Local, (Credit Support: Belgium/France/Luxembourg), 1.517%, 8/11/2017(b)	65,029,640
45,000,000	Mizuho Bank Ltd. (NY), 1.659%, 8/17/2017(b)	45,027,180
100,000,000	Credit Industriel et Commercial (NY), 1.250%, 9/21/2017	100,004,950
14,000,000	Oversea-Chinese Banking Corp. Ltd. (NY), 1.280%, 9/25/2017	14,000,821
27,000,000	Oversea-Chinese Banking Corp. Ltd. (NY), 1.300%, 10/02/2017	27,002,494
25,000,000	Oversea-Chinese Banking Corp. Ltd. (NY), 1.277%, 10/10/2017(b)	25,006,175
50,000,000	Norinchukin Bank (NY), 1.387%, 10/10/2017(b)	50,026,200
90,000,000	Bank of Tokyo-Mitsubishi UJF (NY), 1.400%, 10/31/2017	90,025,310
25,000,000	Svenska Handelsbanken (NY), 1.176%, 11/06/2017(b)	25,002,175
90,000,000	DZ Bank (NY), 1.320%, 11/20/2017	89,982,043
25,000,000	Svenska Handelsbanken (NY), 1.176%, 12/06/2017(b)	25,000,400
75,000,000	Bank of Nova Scotia (TX), 1.330%, 12/15/2017	74,991,392
50,000,000	Westpac Banking Corp. (NY), 1.637%, 1/10/2018(b)(c)	50,112,800
50,000,000	Dexia Credit Local, (Credit Support: Belgium/France/Luxembourg), 1.309%, 2/02/2018(b)	50,012,300
60,000,000	Commonwealth Bank of Australia (NY), 1.606%, 2/23/2018(b)(c)	60,114,480
25,000,000	Westpac Banking Corp. (NY), 1.409%, 3/08/2018(b)(c)	25,030,250
50,000,000	Toronto Dominion Bank (NY), 1.467%, 3/13/2018(b)(c)	50,059,200
120,000,000	Bank of Montreal (IL), 1.369%, 5/08/2018(b)(c)	120,110,280
25,000,000	Royal Bank of Canada (NY), 1.297%, 6/12/2018(b)	24,995,725

		2,080,078,396

	Treasuries — 13.8%
55,000,000	U.S. Treasury Bills, 0.705%-0.798%, 7/06/2017(d)(e)(f)	54,996,535
44,000,000	U.S. Treasury Bills, 0.580%, 7/13/2017(d)(f)	43,990,540
100,500,000	U.S. Treasury Bills, 0.773%-0.925%, 8/03/2017(d)(e)(f)	100,426,233
65,000,000	U.S. Treasury Bills, 0.795%-0.980%, 9/07/2017(d)(e)(f)	64,886,770
90,350,000	U.S. Treasury Bills, 0.880%-1.013%, 10/05/2017(d)(e)(f)	90,110,573
48,400,000	U.S. Treasury Bills, 1.033%, 11/02/2017(d)(e)(f)	48,228,954

		402,639,605

See accompanying notes to financial statements.

25  |

Consolidated Portfolio of Investments – as of June 30, 2017 (Unaudited)

ASG Managed Futures Strategy Fund – (continued)

Principal Amount	Description	Value (†)
	Time Deposits — 6.2%
$40,600,000	Canadian Imperial Bank of Commerce, 1.050%, 7/03/2017	$40,600,000
140,000,000	National Bank of Kuwait, 1.080%, 7/03/2017(b)	140,000,000

		180,600,000

	Other Notes — 2.3%
69,000,000	Bank of America N.A., 1.136%, 10/17/2017(b)	68,998,068

	Commercial Paper — 1.6%
46,350,000	Cofco Capital Corp., (Credit Support: Australian & New Zealand Banking Group Ltd.), 1.251%, 7/20/2017(d)	46,318,765

	Total Short-Term Investments (Identified Cost $2,778,086,300)	2,778,634,834

	Total Investments — 95.3% (Identified Cost $2,778,086,300)(a)	2,778,634,834
	Other assets less liabilities — 4.7%	135,945,139

	Net Assets — 100.0%	$2,914,579,973

(†)	See Note 2 of Notes to Financial Statements.
(a)	Federal Tax Information (Amounts exclude certain adjustments made at the end of the Fund’s fiscal year for tax purposes. Such adjustments are primarily due to wash sales.):
	At June 30, 2017, the net unrealized appreciation on investments based on a cost of $2,778,086,300 for federal income tax purposes was as follows:
	Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$624,623
	Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(76,089)

	Net unrealized appreciation	$548,534

(b)	Variable rate security. Rate as of June 30, 2017 is disclosed.
(c)	Security (or a portion thereof) has been designated to cover the Fund’s obligations under open derivative contracts.
(d)	Interest rate represents discount rate at time of purchase; not a coupon rate.
(e)	The Fund’s investment in U.S. Treasury Bills is comprised of various lots with differing discount rates. These separate investments, which have the same maturity date, have been aggregated for the purpose of presentation in the Portfolio of Investments.
(f)	Security (or a portion thereof) has been pledged as collateral for open derivative contracts.

See accompanying notes to financial statements.

|  26

Consolidated Portfolio of Investments – as of June 30, 2017 (Unaudited)

ASG Managed Futures Strategy Fund – (continued)

At June 30, 2017, the Fund had the following open forward foreign currency contracts:

Contract to Buy/Sell	Delivery Date	Currency	Units of Currency	Notional Value	Unrealized Appreciation (Depreciation)
Buy[1]	9/20/2017	Mexican Peso	4,356,000,000	$237,139,303	$(1,726,354)
Sell[1]	9/20/2017	Mexican Peso	95,000,000	5,171,771	59,334
Buy[1]	9/20/2017	New Zealand Dollar	806,400,000	590,099,202	3,661,792
Sell[1]	9/20/2017	New Zealand Dollar	174,200,000	127,474,307	(1,131,682)
Buy[1]	9/20/2017	Norwegian Krone	1,176,000,000	141,070,879	362,518
Sell[1]	9/20/2017	Norwegian Krone	158,000,000	18,953,400	(358,750)
Buy[1]	9/20/2017	Polish Zloty	1,155,000,000	311,579,004	1,296,316
Sell[1]	9/20/2017	Polish Zloty	58,000,000	15,646,392	(404,894)
Buy[1]	9/20/2017	Singapore Dollar	308,000,000	223,982,896	(563,200)
Sell[1]	9/20/2017	Singapore Dollar	78,250,000	56,904,745	(522,680)
Buy[1]	9/20/2017	South African Rand	2,113,000,000	159,446,127	(5,063,228)
Sell[1]	9/20/2017	South African Rand	95,000,000	7,168,662	49,077
Sell[1]	9/20/2017	South African Rand	41,000,000	3,093,843	(3,055)
Buy[1]	9/20/2017	Swedish Krona	504,000,000	60,083,867	1,088,472
Sell[1]	9/20/2017	Swedish Krona	208,000,000	24,796,517	(899,395)
Buy[1]	9/20/2017	Swiss Franc	73,375,000	76,894,862	505,540
Buy[1]	9/20/2017	Swiss Franc	33,500,000	35,107,024	(44,261)
Sell[1]	9/20/2017	Swiss Franc	25,375,000	26,592,261	(356,880)
Buy[1]	9/20/2017	Turkish Lira	45,000,000	12,510,192	50,598
Buy[1]	9/20/2017	Turkish Lira	20,100,000	5,587,886	(12,214)
Buy[1]	9/20/2017	Turkish Lira	237,300,000	65,970,412	(198,493)

Total					$(4,211,439)

1 Counterparty is UBS AG

At June 30, 2017, open long futures contracts were as follows:

Financial Futures	Expiration Date	Contracts	Notional Value	Unrealized Appreciation (Depreciation)
AEX-Index®	7/21/2017	1,206	$139,577,181	$(4,476,422)
ASX SPI 200™	9/21/2017	1,155	125,301,303	(1,111,864)
Australian Dollar	9/18/2017	3,153	241,992,750	1,801,520
British Pound	9/18/2017	416	33,917,000	399,431
CAC 40®	7/21/2017	1,732	101,296,438	(2,776,771)
Canadian Dollar	9/19/2017	1,206	93,151,440	82,485
DAX	9/15/2017	376	132,562,134	(4,346,576)
E-mini Dow	9/15/2017	1,959	208,633,500	809,290
E-mini MSCI EAFE Index	9/15/2017	1,310	123,768,800	(344,135)
E-mini MSCI Emerging Markets Index	9/15/2017	2,823	142,321,545	(492,815)
E-mini NASDAQ 100	9/15/2017	1,488	168,225,840	(7,165,202)
E-mini S&P 500®	9/15/2017	1,292	156,390,140	(489,500)
E-mini S&P MidCap 400®	9/15/2017	945	165,006,450	(343,770)
Euribor	9/18/2017	5,087	1,457,104,299	513,325

See accompanying notes to financial statements.

27  |

Consolidated Portfolio of Investments – as of June 30, 2017 (Unaudited)

ASG Managed Futures Strategy Fund – (continued)

Financial Futures	Expiration Date	Contracts	Notional Value	Unrealized Appreciation (Depreciation)
Euro	9/18/2017	1,911	$273,917,963	$2,884,175
Euro Schatz	9/07/2017	4,477	571,934,242	(1,431,753)
EURO STOXX 50®	9/15/2017	3,172	124,500,923	(4,168,015)
Euro-BTP	9/07/2017	1,732	267,334,383	(6,590,649)
Euro-OAT	9/07/2017	1,942	329,336,754	(4,099,141)
FTSE 100 Index	9/15/2017	1,280	120,972,813	(3,503,863)
FTSE MIB	9/15/2017	760	89,138,978	(2,073,836)
German Euro BOBL	9/07/2017	4,507	677,947,945	(6,634,062)
German Euro Bund	9/07/2017	1,888	349,052,998	(6,800,313)
Hang Seng China Enterprises Index®	7/28/2017	1,262	82,396,237	(362,423)
Hang Seng Index®	7/28/2017	966	158,282,862	(271,730)
IBEX 35	7/21/2017	903	107,524,648	(3,885,562)
Mini-Russell 2000	9/15/2017	2,320	164,058,800	62,990
MSCI Singapore	7/28/2017	1,983	51,605,878	275,454
MSCI Taiwan Index	7/28/2017	3,878	149,240,097	52,166
Nikkei 225™	9/07/2017	780	139,380,965	(16,145)
OMXS30®	7/21/2017	8,518	162,252,800	(4,135,379)
S&P CNX Nifty Futures Index	7/27/2017	5,170	98,377,650	(1,128,576)
S&P/TSX 60 Index	9/14/2017	903	123,835,225	(1,820,794)
Short-Term Euro-BTP	9/07/2017	2,470	317,882,637	(344,541)
Sterling	9/20/2017	2,806	454,984,035	(385,900)
TOPIX	9/07/2017	1,302	187,277,708	2,124,652
UK Long Gilt	9/27/2017	1,856	303,546,206	(5,653,439)
5 Year U.S. Treasury Note	9/29/2017	851	100,278,383	(360,047)
30 Year U.S. Treasury Bond	9/20/2017	622	95,593,625	(1,285,406)
10 Year Australia Government Bond	9/15/2017	534	53,052,384	(780,372)
10 Year Canada Government Bond	9/20/2017	556	60,260,487	(1,961,521)
10 Year U.S. Treasury Note	9/20/2017	732	91,888,875	(387,531)

Total				$(70,622,565)

Commodity Futures[3]	Expiration Date	Contracts	Notional Value	Unrealized Appreciation (Depreciation)
Aluminum LME	9/20/2017	2,297	$110,227,288	$(344,550)
Copper	9/27/2017	1,319	89,395,225	1,971,525
Copper LME	9/20/2017	633	94,004,456	2,482,953
Cotton	12/06/2017	954	32,717,430	(2,626,555)
Live Cattle	8/31/2017	1,504	69,966,080	(3,707,460)
Nickel LME	9/20/2017	348	19,601,100	161,801
Zinc LME	9/20/2017	610	42,090,000	3,286,375

Total				$1,224,089

See accompanying notes to financial statements.

|  28

Consolidated Portfolio of Investments – as of June 30, 2017 (Unaudited)

ASG Managed Futures Strategy Fund – (continued)

At June 30, 2017, open short futures contracts were as follows:

Financial Futures	Expiration Date	Contracts	Notional Value	Unrealized Appreciation (Depreciation)
Eurodollar	12/18/2017	6,816	$1,678,866,000	$551,237
Japanese Yen	9/18/2017	4,528	504,306,000	12,048,069
FTSE/JSE Top 40 Index	9/21/2017	2,878	100,813,501	(1,004,921)
Ultra Long U.S. Treasury Bond	9/20/2017	48	7,962,000	20,094
2 Year U.S. Treasury Note	9/29/2017	837	180,883,547	89,999
3 Year Australia Government Bond	9/15/2017	1,118	95,942,756	198,475

Total				$11,902,953

Commodity Futures[3]	Expiration Date	Contracts	Notional Value	Unrealized Appreciation (Depreciation)
Aluminum LME	9/20/2017	1,324	$63,535,450	$(1,318,374)
Brent Crude Oil	7/31/2017	2,144	104,562,880	(4,179,590)
Cocoa	9/14/2017	1,596	30,962,400	727,610
Coffee	9/19/2017	1,117	52,652,587	523,556
Corn	12/14/2017	2,931	57,447,600	(953,737)
Gasoline	7/31/2017	642	40,815,407	(1,041,928)
Gold	8/29/2017	495	61,493,850	465,050
Low Sulfur Gasoil	8/10/2017	2,113	92,126,800	(2,025,450)
Natural Gas	7/27/2017	2,705	82,096,750	259,600
New York Harbor ULSD	7/31/2017	1,070	66,650,514	(1,917,577)
Nickel LME	9/20/2017	1,287	72,490,275	(3,094,041)
Silver	9/27/2017	696	57,861,960	(554,800)
Soybean	11/14/2017	2,305	110,034,938	(2,114,650)
Soybean Meal	12/14/2017	2,776	86,389,120	(628,050)
Soybean Oil	12/14/2017	1,590	31,806,360	(1,024,824)
Sugar	9/29/2017	9,031	139,684,283	(86,621)
Wheat	9/14/2017	2,071	54,467,300	(7,877,850)
WTI Crude Oil	7/20/2017	2,345	107,963,800	(2,143,350)

Total				$(26,985,026)

3 Commodity futures are held by ASG Managed Futures Strategy Cayman Fund Ltd., a wholly-owned subsidiary. See Note 1 of Notes to Financial Statements.

Investment Summary at June 30, 2017 (Unaudited)

Certificates of Deposit	71.4%
Treasuries	13.8
Time Deposits	6.2
Other Notes	2.3
Other Investments, less than 2% each	1.6

Total Investments	95.3
Other assets less liabilities (including forward foreign currency and futures contracts)	4.7

Net Assets	100.0%

See accompanying notes to financial statements.

29  |

Portfolio of Investments – as of June 30, 2017 (Unaudited)

ASG Tactical U.S. Market Fund

Shares	Description	Value (†)
Common Stocks — 52.2% of Net Assets
	Aerospace & Defense — 0.9%
1,492	Boeing Co. (The)	$295,043
626	Northrop Grumman Corp.	160,701
2,128	United Technologies Corp.	259,850

		715,594

	Air Freight & Logistics — 0.5%
808	FedEx Corp.	175,602
2,364	United Parcel Service, Inc., Class B	261,435

		437,037

	Airlines — 0.1%
780	Southwest Airlines Co.	48,469

	Automobiles — 0.2%
3,892	General Motors Co.	135,948
1,227	Harley-Davidson, Inc.	66,282

		202,230

	Banks — 3.4%
24,223	Bank of America Corp.	587,650
6,361	Fifth Third Bancorp	165,132
8,088	JPMorgan Chase & Co.	739,243
684	PNC Financial Services Group, Inc. (The)	85,411
11,433	Regions Financial Corp.	167,379
1,103	SunTrust Banks, Inc.	62,562
5,477	U.S. Bancorp	284,366
10,983	Wells Fargo & Co.	608,568

		2,700,311

	Beverages — 1.2%
8,876	Coca-Cola Co. (The)	398,089
1,790	Dr Pepper Snapple Group, Inc.	163,087
3,368	PepsiCo, Inc.	388,970

		950,146

	Biotechnology — 0.9%
1,780	Amgen, Inc.	306,569
223	Biogen, Inc.(b)	60,513
1,866	Celgene Corp.(b)	242,338
793	Gilead Sciences, Inc.	56,129
576	Incyte Corp.(b)	72,524

		738,073

	Building Products — 0.1%
3,169	Masco Corp.	121,087

	Capital Markets — 1.9%
4,680	Bank of New York Mellon Corp. (The)	238,774
1,620	BlackRock, Inc.	684,304
1,863	CME Group, Inc.	233,322

See accompanying notes to financial statements.

|  30

Portfolio of Investments – as of June 30, 2017 (Unaudited)

ASG Tactical U.S. Market Fund – (continued)

Shares	Description	Value (†)
	Capital Markets — continued
491	Moody’s Corp.	$59,745
1,764	S&P Global, Inc.	257,526

		1,473,671

	Chemicals — 1.3%
943	Air Products & Chemicals, Inc.	134,906
2,396	Dow Chemical Co. (The)	151,116
2,472	E.I. du Pont de Nemours & Co.	199,515
508	Ecolab, Inc.	67,437
1,556	Monsanto Co.	184,168
1,333	PPG Industries, Inc.	146,577
418	Sherwin-Williams Co. (The)	146,701

		1,030,420

	Commercial Services & Supplies — 0.1%
771	Cintas Corp.	97,177

	Communications Equipment — 0.7%
12,869	Cisco Systems, Inc.	402,800
1,107	Harris Corp.	120,751

		523,551

	Construction & Engineering — 0.1%
1,954	Fluor Corp.	89,454

	Containers & Packaging — 0.1%
1,305	Sealed Air Corp.	58,412

	Diversified Consumer Services — 0.1%
2,272	H&R Block, Inc.	70,228

	Diversified Financial Services — 0.9%
4,241	Berkshire Hathaway, Inc., Class B(b)	718,298

	Diversified Telecommunication Services — 1.4%
18,671	AT&T, Inc.	704,457
8,304	Verizon Communications, Inc.	370,856

		1,075,313

	Electric Utilities — 0.8%
1,514	American Electric Power Co., Inc.	105,178
1,583	Duke Energy Corp.	132,323
679	NextEra Energy, Inc.	95,148
1,585	PG&E Corp.	105,196
2,672	PPL Corp.	103,299
2,361	Southern Co. (The)	113,045

		654,189

	Electrical Equipment — 0.2%
2,973	Emerson Electric Co.	177,250

	Energy Equipment & Services — 0.2%
4,311	Halliburton Co.	184,123

See accompanying notes to financial statements.

31  |

Portfolio of Investments – as of June 30, 2017 (Unaudited)

ASG Tactical U.S. Market Fund – (continued)

Shares	Description	Value (†)
	Food & Staples Retailing — 0.6%
3,498	CVS Health Corp.	$281,449
2,586	Walgreens Boots Alliance, Inc.	202,510

		483,959

	Food Products — 0.7%
3,504	Archer-Daniels-Midland Co.	144,996
3,519	Conagra Brands, Inc.	125,839
6,505	Mondelez International, Inc., Class A	280,951

		551,786

	Health Care Equipment & Supplies — 1.7%
3,450	Boston Scientific Corp.(b)	95,634
2,135	CR Bard, Inc.	674,895
2,836	Danaher Corp.	239,330
3,626	Medtronic PLC	321,807

		1,331,666

	Health Care Providers & Services — 1.8%
2,334	Aetna, Inc.	354,371
1,117	Centene Corp.(b)	89,226
714	McKesson Corp.	117,481
4,547	UnitedHealth Group, Inc.	843,105

		1,404,183

	Hotels, Restaurants & Leisure — 0.9%
154	Chipotle Mexican Grill, Inc.(b)	64,079
1,260	Marriott International, Inc., Class A	126,391
2,036	McDonald’s Corp.	311,834
3,658	Starbucks Corp.	213,298

		715,602

	Household Durables — 0.1%
1,718	Lennar Corp., Class A	91,604

	Household Products — 1.0%
8,886	Procter & Gamble Co. (The)	774,415

	Industrial Conglomerates — 1.3%
1,475	3M Co.	307,081
16,112	General Electric Co.	435,185
1,973	Honeywell International, Inc.	262,981

		1,005,247

	Insurance — 1.3%
1,663	Aon PLC	221,096
1,555	Assurant, Inc.	161,238
2,125	Chubb Ltd.	308,932
2,487	Lincoln National Corp.	168,071
2,017	Torchmark Corp.	154,301

		1,013,638

See accompanying notes to financial statements.

|  32

Portfolio of Investments – as of June 30, 2017 (Unaudited)

ASG Tactical U.S. Market Fund – (continued)

Shares	Description	Value (†)
	Internet & Direct Marketing Retail — 1.4%
778	Amazon.com, Inc.(b)	$753,104
810	Netflix, Inc.(b)	121,022
127	Priceline Group, Inc. (The)(b)	237,556

		1,111,682

	Internet Software & Services — 2.7%
679	Alphabet, Inc., Class A(b)	631,252
630	Alphabet, Inc., Class C(b)	572,500
4,953	eBay, Inc.(b)	172,959
5,202	Facebook, Inc., Class A(b)	785,398

		2,162,109

	IT Services — 1.8%
1,837	Accenture PLC, Class A	227,200
1,781	Automatic Data Processing, Inc.	182,481
2,065	International Business Machines Corp.	317,659
3,853	Paychex, Inc.	219,390
4,739	Visa, Inc., Class A	444,424

		1,391,154

	Leisure Products — 0.1%
696	Hasbro, Inc.	77,611

	Life Sciences Tools & Services — 0.1%
495	Waters Corp.(b)	91,001

	Machinery — 1.5%
2,171	Caterpillar, Inc.	233,296
910	Cummins, Inc.	147,620
2,367	Deere & Co.	292,538
1,418	Fortive Corp.	89,830
1,153	Illinois Tool Works, Inc.	165,167
1,721	PACCAR, Inc.	113,655
2,158	Xylem, Inc.	119,618

		1,161,724

	Media — 1.5%
532	Charter Communications, Inc., Class A(b)	179,204
10,474	Comcast Corp., Class A	407,648
2,763	Interpublic Group of Cos., Inc. (The)	67,970
2,022	Time Warner, Inc.	203,029
3,343	Walt Disney Co. (The)	355,194

		1,213,045

	Metals & Mining — 0.4%
10,064	Newmont Mining Corp.	325,973

	Multi-Utilities — 1.0%
1,829	CMS Energy Corp.	84,591
7,422	Consolidated Edison, Inc.	599,846
797	Sempra Energy	89,862

		774,299

See accompanying notes to financial statements.

33  |

Portfolio of Investments – as of June 30, 2017 (Unaudited)

ASG Tactical U.S. Market Fund – (continued)

Shares	Description	Value (†)
	Oil, Gas & Consumable Fuels — 2.8%
3,761	Apache Corp.	$180,265
5,592	Cabot Oil & Gas Corp.	140,247
5,073	Chevron Corp.	529,266
3,373	Cimarex Energy Co.	317,096
1,150	Concho Resources, Inc.(b)	139,760
2,402	EOG Resources, Inc.	217,429
4,413	Exxon Mobil Corp.	356,261
2,334	Phillips 66	192,998
1,997	Valero Energy Corp.	134,718

		2,208,040

	Pharmaceuticals — 3.1%
662	Allergan PLC	160,925
1,915	Eli Lilly & Co.	157,604
7,521	Johnson & Johnson	994,953
7,541	Merck & Co., Inc.	483,303
16,878	Pfizer, Inc.	566,932
1,070	Zoetis, Inc.	66,747

		2,430,464

	Professional Services — 0.1%
849	Equifax, Inc.	116,670

	REITs – Apartments — 0.2%
582	AvalonBay Communities, Inc.	111,843
629	Mid-America Apartment Communities, Inc.	66,284

		178,127

	REITs – Diversified — 0.4%
1,328	American Tower Corp.	175,721
1,003	Crown Castle International Corp.	100,480
850	Vornado Realty Trust	79,815

		356,016

	REITs – Health Care — 0.2%
1,202	Ventas, Inc.	83,515
1,154	Welltower, Inc.	86,377

		169,892

	REITs – Shopping Centers — 0.1%
965	Regency Centers Corp.	60,448

	REITs – Specialty & Other — 0.1%
216	Equinix, Inc.	92,699

	REITs – Storage — 0.4%
1,563	Public Storage	325,932

	Road & Rail — 0.3%
2,168	Union Pacific Corp.	236,117

	Semiconductors & Semiconductor Equipment — 2.3%
1,946	Analog Devices, Inc.	151,399

See accompanying notes to financial statements.

|  34

Portfolio of Investments – as of June 30, 2017 (Unaudited)

ASG Tactical U.S. Market Fund – (continued)

Shares	Description	Value (†)
	Semiconductors & Semiconductor Equipment — continued
1,255	Broadcom Ltd.	$292,477
26,699	Intel Corp.	900,824
1,181	Lam Research Corp.	167,029
1,948	NVIDIA Corp.	281,603

		1,793,332

	Software — 2.0%
1,762	Adobe Systems, Inc.(b)	249,217
16,245	Microsoft Corp.	1,119,768
2,434	Salesforce.com, Inc.(b)	210,785

		1,579,770

	Specialty Retail — 1.6%
145	AutoZone, Inc.(b)	82,717
4,418	Home Depot, Inc. (The)	677,721
2,431	Lowe’s Cos., Inc.	188,475
377	O’Reilly Automotive, Inc.(b)	82,465
1,928	TJX Cos., Inc. (The)	139,144
331	Ulta Salon, Cosmetics & Fragrance, Inc.(b)	95,110

		1,265,632

	Technology Hardware, Storage & Peripherals — 2.0%
10,121	Apple, Inc.	1,457,626
2,690	Seagate Technology PLC	104,238

		1,561,864

	Textiles, Apparel & Luxury Goods — 0.3%
3,568	NIKE, Inc., Class B	210,512
1	Under Armour, Inc., Class C(b)	20

		210,532

	Tobacco — 1.3%
4,950	Altria Group, Inc.	368,627
3,630	Philip Morris International, Inc.	426,343
3,137	Reynolds American, Inc.	204,030

		999,000

	Total Common Stocks (Identified Cost $33,457,759)	41,330,266

Exchange-Traded Funds — 9.3%
30,556	SPDR® S&P 500® ETF Trust (Identified Cost $6,900,981)	7,388,441

Principal Amount
Short-Term Investments — 37.9%
	Certificates of Deposit — 25.9%
$1,000,000	Swedbank (NY), 1.120%, 7/03/2017	999,997
1,000,000	Bank of Tokyo-Mitsubishi UJF (NY), 1.180%, 7/06/2017	999,999

See accompanying notes to financial statements.

35  |

Portfolio of Investments – as of June 30, 2017 (Unaudited)

ASG Tactical U.S. Market Fund – (continued)

Principal Amount	Description	Value (†)
	Certificates of Deposit — continued
$2,500,000	Landesbank Hessen (NY), 1.040%, 7/10/2017	$2,499,889
1,000,000	Rabobank Nederland NV, 1.487%, 7/10/2017(c)	1,000,090
1,000,000	Skandinaviska Enskilda Banken AB (NY), 1.070%, 7/11/2017	999,972
1,000,000	Credit Agricole Corporate & Investment Bank (NY), 1.150%, 7/13/2017	999,984
1,000,000	Societe Generale (NY), 1.240%, 7/31/2017	1,000,043
1,500,000	Sumitomo Mitsui Trust Bank (NY), 1.284%, 8/07/2017(c)	1,500,231
1,000,000	Dexia Credit Local, (Credit Support: Belgium/France/Luxembourg), 1.517%, 8/11/2017(c)(d)	1,000,456
1,000,000	Mizuho Bank Ltd. (NY), 1.659%, 8/17/2017(c)(d)	1,000,604
1,000,000	Credit Industriel et Commercial (NY), 1.250%, 9/21/2017	1,000,050
1,000,000	Sumitomo Mitsui Bank (NY), 1.250%, 9/21/2017	999,946
1,500,000	Oversea-Chinese Banking Corp. Ltd. (NY), 1.277%, 10/10/2017(c)(d)	1,500,371
1,000,000	Norinchukin Bank (NY), 1.387%, 10/10/2017(c)(d)	1,000,524
1,000,000	Bank of Nova Scotia (TX), 1.330%, 12/15/2017	999,885
1,000,000	Commonwealth Bank of Australia (NY), 1.606%, 2/23/2018(c)(d)	1,001,908
2,000,000	Bank of Montreal (IL), 1.369%, 5/08/2018(c)(d)	2,001,838

		20,505,787

	Time Deposits — 7.8%
3,000,000	Canadian Imperial Bank of Commerce, 1.050%, 7/03/2017	3,000,000
3,150,000	National Bank of Kuwait, 1.080%, 7/03/2017(c)	3,150,000

		6,150,000

	Treasuries — 3.0%
150,000	U.S. Treasury Bills, 0.970%, 10/05/2017(e)(f)	149,602
800,000	U.S. Treasury Bills, 0.758%, 8/03/2017(e)(f)	799,413
1,000,000	U.S. Treasury Bills, 0.825%-0.890%, 9/07/2017(e)(f)(g)	998,258
400,000	U.S. Treasury Bills, 0.705%, 7/06/2017(e)(f)	399,975

		2,347,248

	Other Notes — 1.2%
1,000,000	Bank of America N.A., 1.136%, 10/17/2017(c)(d)	999,972

	Total Short-Term Investments (Identified Cost $29,997,493)	30,003,007

	Total Investments — 99.4% (Identified Cost $70,356,233)(a)	78,721,714
	Other assets less liabilities — 0.6%	455,715

	Net Assets — 100.0%	$79,177,429

See accompanying notes to financial statements.

|  36

Portfolio of Investments – as of June 30, 2017 (Unaudited)

ASG Tactical U.S. Market Fund – (continued)

(†)	See Note 2 of Notes to Financial Statements.
(a)	Federal Tax Information (Amounts exclude certain adjustments that will be made at the end of the Fund’s fiscal year for tax purposes. Such adjustments are primarily due to wash sales.):
At June 30, 2017, the net unrealized appreciation on investments based on a cost of $70,356,233 for federal income tax purposes was as follows:
	Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$8,650,347
	Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(284,866)

	Net unrealized appreciation	$8,365,481

(b)	Non-income producing security.
(c)	Variable rate security. Rate as of June 30, 2017 is disclosed.
(d)	Security (or a portion thereof) has been designated to cover the Fund’s obligations under open derivative contracts.
(e)	Interest rate represents discount rate at time of purchase; not a coupon rate.
(f)	Security (or a portion thereof) has been pledged as collateral for open derivative contracts.
(g)	The Fund’s investment in U.S. Treasury Bills is comprised of various lots with differing discount rates. These separate investments, which have the same maturity date, have been aggregated for the purpose of presentation in the Portfolio of Investments.

ETF	Exchange-Traded Fund
REITs	Real Estate Investment Trusts

At June 30, 2017, open long futures contracts were as follows:

Financial Futures	Expiration Date	Contracts	Notional Value	Unrealized Appreciation (Depreciation)
E-mini S&P 500®	9/15/2017	432	$52,291,440	$(164,395)

Industry Summary at June 30, 2017 (Unaudited)

Exchange-Traded Funds	9.3%
Banks	3.4
Pharmaceuticals	3.1
Oil, Gas & Consumable Fuels	2.8
Internet Software & Services	2.7
Semiconductors & Semiconductor Equipment	2.3
Software	2.0
Technology Hardware, Storage & Peripherals	2.0
Other Investments, less than 2% each	33.9
Short-Term Investments	37.9

Total Investments	99.4
Other assets less liabilities (including futures contracts)	0.6

Net Assets	100.0%

See accompanying notes to financial statements.

37  |

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|  38

Statements of Assets and Liabilities

June 30, 2017 (Unaudited)

	ASG Dynamic Allocation Fund	ASG Global Alternatives Fund (Consolidated*)	ASG Managed Futures Strategy Fund (Consolidated*)
ASSETS
Investments at cost	$32,731,628	$1,441,404,117	$2,778,086,300
Net unrealized appreciation	966,703	1,783,398	548,534

Investments at value	33,698,331	1,443,187,515	2,778,634,834
Cash	54,506	1,803,313	19,228,124
Due from brokers (including variation margin on futures contracts) (Note 2)	268,402	10,130,833	218,327,125
Receivable for Fund shares sold	24,570	1,653,160	62,562,729
Interest receivable	12,182	1,199,554	2,525,693
Unrealized appreciation on forward foreign currency contracts (Note 2)	—	129,184	7,073,647
Unrealized appreciation on futures contracts (Note 2)	59,585	5,051,721	31,791,832
Prepaid expenses (Note 8)	79	2,322	6,564

TOTAL ASSETS	34,117,655	1,463,157,602	3,120,150,548

LIABILITIES
Payable for securities purchased	—	—	55,000,000
Payable for Fund shares redeemed	5,822	2,315,115	4,265,568
Unrealized depreciation on forward foreign currency contracts (Note 2)	—	255,543	11,285,086
Due to brokers (including variation margin on futures contracts) (Note 2)	—	—	14,849,709
Unrealized depreciation on futures contracts (Note 2)	448,708	11,880,526	116,272,381
Management fees payable (Note 6)	7,597	1,393,653	3,081,413
Deferred Trustees’ fees (Note 6)	11,787	189,387	142,169
Administrative fees payable (Note 6)	1,237	71,505	237,910
Payable to distributor (Note 6d)	153	8,106	34,176
Other accounts payable and accrued expenses	39,627	228,920	402,163

TOTAL LIABILITIES	514,931	16,342,755	205,570,575

NET ASSETS	$33,602,724	$1,446,814,847	$2,914,579,973

NET ASSETS CONSIST OF:
Paid-in capital	$31,084,024	$1,632,112,571	$3,197,153,478
Undistributed (Distributions in excess of) net investment income	64,059	(2,519,758)	(32,248,790)
Accumulated net realized gain (loss) on investments, futures contracts and foreign currency transactions	1,874,878	(177,604,865)	(162,168,707)
Net unrealized appreciation (depreciation) on investments, futures contracts and foreign currency translations	579,763	(5,173,101)	(88,156,008)

NET ASSETS	$33,602,724	$1,446,814,847	$2,914,579,973

See accompanying notes to financial statements.

39  |

Statements of Assets and Liabilities (continued)

June 30, 2017 (Unaudited)

	ASG Dynamic Allocation Fund		ASG Global Alternatives Fund (Consolidated*)	ASG Managed Futures Strategy Fund (Consolidated*)
COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE:
Class A shares:
Net assets	$120,840		$57,812,665	$292,427,311

Shares of beneficial interest	11,015		5,607,504	30,714,148

Net asset value and redemption price per share	$10.97		$10.31	$9.52

Offering price per share (100/94.25 of net asset value) (Note 1)	$11.64		$10.94	$10.10

Class C shares: (redemption price per share is equal to net asset value less any applicable contingent deferred sales charge) (Note 1)
Net assets	$9,806		$29,285,586	$58,120,164

Shares of beneficial interest	903		3,038,743	6,356,782

Net asset value and offering price per share	$10.85	*	$9.64	$9.14

Class N shares:
Net assets	$—		$9,662,897	$977

Shares of beneficial interest	—		920,400	102

Net asset value, offering and redemption price per share	$—		$10.50	$9.58

Class Y shares:
Net assets	$33,472,078		$1,350,053,699	$2,564,031,521

Shares of beneficial interest	3,044,890		128,591,755	267,568,280

Net asset value, offering and redemption price per share	$10.99		$10.50	$9.58

*	See Notes 1 and 2 of the Notes to Financial Statements.
*	Net asset value calculations have been determined utilizing fractional share and penny amounts.

See accompanying notes to financial statements.

|  40

Statements of Assets and Liabilities (continued)

June 30, 2017 (Unaudited)

ASG Tactical U.S. Market Fund
ASSETS
Investments at cost	$70,356,233
Net unrealized appreciation	8,365,481

Investments at value	78,721,714
Cash	265,528
Due from brokers (Note 2)	183,845
Receivable for Fund shares sold	203,615
Dividends and interest receivable	96,446
Prepaid expenses (Note 8)	152

TOTAL ASSETS	79,471,300

LIABILITIES
Payable for Fund shares redeemed	18,651
Unrealized depreciation on futures contracts (Note 2)	164,395
Management fees payable (Note 6)	40,809
Deferred Trustees’ fees (Note 6)	34,832
Administrative fees payable (Note 6)	2,917
Payable to distributor (Note 6d)	1,138
Other accounts payable and accrued expenses	31,129

TOTAL LIABILITIES	293,871

NET ASSETS	$79,177,429

NET ASSETS CONSIST OF:
Paid-in capital	$69,242,876
Undistributed net investment income	200,867
Accumulated net realized gain on investments and futures contracts	1,532,600
Net unrealized appreciation on investments and futures contracts	8,201,086

NET ASSETS	$79,177,429

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE:
Class A shares:
Net assets	$12,363,646

Shares of beneficial interest	949,961

Net asset value and redemption price per share	$13.01

Offering price per share (100/94.25 of net asset value) (Note 1)	$13.80

Class C shares: (redemption price per share is equal to net asset value less any applicable contingent deferred sales charge) (Note 1)
Net assets	$2,028,427

Shares of beneficial interest	159,657

Net asset value and offering price per share	$12.70

Class Y shares:
Net assets	$64,785,356

Shares of beneficial interest	4,955,226

Net asset value, offering and redemption price per share	$13.07

See accompanying notes to financial statements.

41  |

Statements of Operations

For the Six Months Ended June 30, 2017 (Unaudited)

	ASG Dynamic Allocation Fund	ASG Global Alternatives Fund (Consolidated*)	ASG Managed Futures Strategy Fund (Consolidated*)
INVESTMENT INCOME
Interest	$91,433	$7,911,196	$16,064,477
Dividends	137,251	1,051,130	—

	228,684	8,962,326	16,064,477

Expenses
Management fees (Note 6)	102,954	8,716,049	18,819,933
Service and distribution fees (Note 6)	110	251,845	788,349
Administrative fees (Note 6)	6,575	370,844	843,465
Trustees’ and directors’ fees and expenses (Note 6)	9,364	51,006	64,713
Transfer agent fees and expenses (Notes 6 and 7)	10,017	548,959	1,656,917
Audit and tax services fees	30,517	38,901	39,147
Custodian fees and expenses	13,686	63,612	246,981
Interest expense (Note 10)	3,671	180,570	854,784
Legal fees	320	19,713	41,875
Registration fees	29,430	47,656	104,066
Shareholder reporting expenses	1,507	38,877	127,683
Miscellaneous expenses (Note 8)	14,493	48,085	89,062

Total expenses	222,644	10,376,117	23,676,975
Less waiver and/or expense reimbursement (Note 6)	(86,493)	—	(45,991)

Net expenses	136,151	10,376,117	23,630,984

Net investment income (loss)	92,533	(1,413,791)	(7,566,507)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS, FUTURES CONTRACTS AND FOREIGN CURRENCY TRANSACTIONS
Net realized gain (loss) on:
Investments	(57,268)	21,558	47,441
Futures contracts	1,911,841	59,217,678	76,942,366
Foreign currency transactions	4,223	1,361,424	(26,068,592)
Net change in unrealized appreciation (depreciation) on:
Investments	895,472	873,368	(281,019)
Futures contracts	(392,704)	(13,807,837)	(112,713,106)
Foreign currency translations	4,155	437,644	(3,117,415)

Net realized and unrealized gain (loss) on investments, futures contracts and foreign currency transactions	2,365,719	48,103,835	(65,190,325)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$2,458,252	$46,690,044	$(72,756,832)

*	See Notes 1 and 2 of the Notes to Financial Statements.

See accompanying notes to financial statements.

|  42

Statements of Operations (continued)

For the Six Months Ended June 30, 2017 (Unaudited)

ASG Tactical U.S. Market Fund
INVESTMENT INCOME
Interest	$136,724
Dividends	484,812

621,536

Expenses
Management fees (Note 6)	292,678
Service and distribution fees (Note 6)	23,325
Administrative fees (Note 6)	16,356
Trustees’ fees and expenses (Note 6)	11,886
Transfer agent fees and expenses (Notes 6 and 7)	45,022
Audit and tax services fees	22,341
Custodian fees and expenses	11,429
Legal fees	929
Registration fees	28,648
Shareholder reporting expenses	4,593
Miscellaneous expenses (Note 8)	8,103

Total expenses	465,310
Less waiver and/or expense reimbursement (Note 6)	(76,138)

Net expenses	389,172

Net investment income	232,364

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS AND FUTURES CONTRACTS
Net realized gain on:
Investments	851,627
Futures contracts	3,066,620
Net change in unrealized appreciation (depreciation) on:
Investments	2,737,152
Futures contracts	170,455

Net realized and unrealized gain on investments and futures contracts	6,825,854

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$7,058,218

See accompanying notes to financial statements.

43  |

Statements of Changes in Net Assets

	ASG Dynamic Allocation Fund
	Six Months Ended June 30, 2017 (Unaudited)	Year Ended December 31, 2016
FROM OPERATIONS:
Net investment income	$92,533	$66,999
Net realized gain on investments, futures contracts and foreign currency transactions	1,858,796	445,621
Net change in unrealized appreciation (depreciation) on investments, futures contracts and foreign currency translations	506,923	66,413

Net increase in net assets resulting from operations	2,458,252	579,033

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income
Class A	—	(52)
Class C	—	0 (a)
Class Y	—	(73,629)
Net realized capital gains
Class A	(143)	—
Class C	(50)	—
Class Y	(167,461)	—

Total distributions	(167,654)	(73,681)

NET INCREASE IN NET ASSETS FROM CAPITAL SHARE TRANSACTIONS (NOTE 12)	8,940,104	1,763,046

Net increase in net assets	11,230,702	2,268,398
NET ASSETS
Beginning of the period	22,372,022	20,103,624

End of the period	$33,602,724	$22,372,022

UNDISTRIBUTED (DISTRIBUTIONS IN EXCESS OF) NET INVESTMENT INCOME	$64,059	$(28,474)

(a)	Amount rounds to less than $1.00.

See accompanying notes to financial statements.

|  44

Statements of Changes in Net Assets (continued)

	ASG Global Alternatives Fund (Consolidated*)
	Six Months Ended June 30, 2017 (Unaudited)	Year Ended December 31, 2016
FROM OPERATIONS:
Net investment income (loss)	$(1,413,791)	$(18,913,774)
Net realized gain (loss) on investments, futures contracts and foreign currency transactions	60,600,660	(225,854,766)
Net change in unrealized appreciation (depreciation) on investments, futures contracts and foreign currency translations	(12,496,825)	14,920,647

Net increase (decrease) in net assets resulting from operations	46,690,044	(229,847,893)

NET DECREASE IN NET ASSETS FROM CAPITAL SHARE TRANSACTIONS (NOTE 12)	(228,773,998)	(1,816,666,719)

Net decrease in net assets	(182,083,954)	(2,046,514,612)
NET ASSETS
Beginning of the period	1,628,898,801	3,675,413,413

End of the period	$1,446,814,847	$1,628,898,801

DISTRIBUTIONS IN EXCESS OF NET INVESTMENT INCOME	$(2,519,758)	$(1,105,967)

*	See Notes 1 and 2 of the Notes to Financial Statements.

See accompanying notes to financial statements.

45  |

Statements of Changes in Net Assets (continued)

	ASG Managed Futures Strategy Fund (Consolidated*)
	Six Months Ended June 30, 2017 (Unaudited)	Year Ended December 31, 2016
FROM OPERATIONS:
Net investment income (loss)	$(7,566,507)	$(31,385,975)
Net realized gain (loss) on investments, futures contracts and foreign currency transactions	50,921,215	(249,654,946)
Net change in unrealized appreciation (depreciation) on investments, futures contracts and foreign currency translations	(116,111,540)	18,981,630

Net decrease in net assets resulting from operations	(72,756,832)	(262,059,291)

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income
Class Y	—	(189,168)

Total distributions	—	(189,168)

NET INCREASE (DECREASE) IN NET ASSETS FROM CAPITAL SHARE TRANSACTIONS (NOTE 12)	(177,002,583)	739,328,468

Net increase (decrease) in net assets	(249,759,415)	477,080,009
NET ASSETS
Beginning of the period	3,164,339,388	2,687,259,379

End of the period	$2,914,579,973	$3,164,339,388

DISTRIBUTIONS IN EXCESS OF NET INVESTMENT INCOME	$(32,248,790)	$(24,682,283)

*	See Notes 1 and 2 of the Notes to Financial Statements.

See accompanying notes to financial statements.

|  46

Statements of Changes in Net Assets (continued)

	ASG Tactical U.S. Market Fund
	Six Months Ended June 30, 2017 (Unaudited)	Year Ended December 31, 2016
FROM OPERATIONS:
Net investment income	$232,364	$476,959
Net realized gain on investments and futures contracts	3,918,247	1,973,267
Net change in unrealized appreciation (depreciation) on investments and futures contracts	2,907,607	981,369

Net increase in net assets resulting from operations	7,058,218	3,431,595

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income
Class A	(1,971)	(32,680)
Class C	(356)	—
Class Y	(10,703)	(423,285)

Total distributions	(13,030)	(455,965)

NET INCREASE (DECREASE) IN NET ASSETS FROM CAPITAL SHARE TRANSACTIONS (NOTE 12)	3,305,791	(34,837,137)

Net increase (decrease) in net assets	10,350,979	(31,861,507)
NET ASSETS
Beginning of the period	68,826,450	100,687,957

End of the period	$79,177,429	$68,826,450

UNDISTRIBUTED (DISTRIBUTIONS IN EXCESS OF) NET INVESTMENT INCOME	$200,867	$(18,467)

See accompanying notes to financial statements.

47  |

Financial Highlights

For a share outstanding throughout each period.

	ASG Dynamic Allocation Fund—Class A
	Six Months Ended June 30, 2017 (Unaudited)		Year Ended December 31, 2016		Year Ended December 31, 2015*
Net asset value, beginning of the period	$10.08		$9.86		$10.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.04		0.03		0.01
Net realized and unrealized gain (loss)	0.91		0.21		(0.14)

Total from Investment Operations	0.95		0.24		(0.13)

LESS DISTRIBUTIONS FROM:
Net investment income	—		(0.02)		(0.01)
Net realized capital gains	(0.06)		—		—

Total Distributions	(0.06)		(0.02)		(0.01)

Net asset value, end of the period	$10.97		$10.08		$9.86

Total return(b)(c)	9.40	%(d)	2.41%		(1.28	)%(d)
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$121		$29		$1
Net expenses(e)	1.18	%(f)(g)	1.17	%(h)	1.15	%(g)
Gross expenses	1.76	%(f)(g)	1.80	%(h)	3.96	%(g)
Net investment income	0.80	%(g)	0.31%		1.19	%(g)
Portfolio turnover rate	9%		115	%(i)	11%

*	From commencement of operations on November 30, 2015 through December 31, 2015.
(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	A sales charge for Class A shares is not reflected in total return calculations.
(c)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(d)	Periods less than one year are not annualized.
(e)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(f)	Includes interest expense. Without this expense the ratio of net expenses would have been 1.15% and the ratio of gross expenses would have been 1.73%.
(g)	Computed on an annualized basis for periods less than one year.
(h)	Includes interest expense. Without this expense the ratio of net expenses would have been 1.15% and the ratio of gross expenses would have been 1.78%.
(i)	The variation in the Fund’s turnover rate from 2015 to 2016 was primarily due to sales of equity securities in early 2016 in an effort to reduce risk. By mid-2016, in an effort to gain more exposure, the Fund returned to its normal investment strategy.

See accompanying notes to financial statements.

|  48

Financial Highlights (continued)

For a share outstanding throughout each period.

	ASG Dynamic Allocation Fund—Class C
	Six Months Ended June 30, 2017 (Unaudited)		Year Ended December 31, 2016		Year Ended December 31, 2015*
Net asset value, beginning of the period	$10.01		$9.85		$10.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment loss(a)	(0.02)		(0.07)		(0.00	)(b)
Net realized and unrealized gain (loss)	0.92		0.23		(0.14)

Total from Investment Operations	0.90		0.16		(0.14)

LESS DISTRIBUTIONS FROM:
Net investment income	—		(0.00	)(b)	(0.01)
Net realized capital gains	(0.06)		—		—

Total Distributions	(0.06)		(0.00)		(0.01)

Net asset value, end of the period	$10.85		$10.01		$9.85

Total return(c)(d)	8.96	%(e)	1.63%		(1.37	)%(e)
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$10		$9		$8
Net expenses(f)	1.93	%(g)(h)	1.91	%(i)	1.90	%(h)
Gross expenses	2.51	%(g)(h)	2.51	%(i)	4.72	%(h)
Net investment loss	(0.44	)%(h)	(0.75)%		(0.16	)%(h)
Portfolio turnover rate	9%		115	%(j)	11%

*	From commencement of operations on November 30, 2015 through December 31, 2015.
(a)	Per share net investment income (loss) has been calculated using the average shares outstanding during the period.
(b)	Amount rounds to less than $0.01 per share.
(c)	A contingent deferred sales charge for Class C shares is not reflected in total return calculations.
(d)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(e)	Periods less than one year are not annualized.
(f)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(g)	Includes interest expense. Without this expense the ratio of net expenses would have been 1.90% and the ratio of gross expenses would have been 2.49%.
(h)	Computed on an annualized basis for periods less than one year.
(i)	Includes interest expense. Without this expense the ratio of net expenses would have been 1.90% and the ratio of gross expenses would have been 2.50%.
(j)	The variation in the Fund’s turnover rate from 2015 to 2016 was primarily due to sales of equity securities in early 2016 in an effort to reduce risk. By mid-2016, in an effort to gain more exposure, the Fund returned to its normal investment strategy.

See accompanying notes to financial statements.

49  |

Financial Highlights (continued)

For a share outstanding throughout each period.

	ASG Dynamic Allocation Fund—Class Y
	Six Months Ended June 30, 2017 (Unaudited)		Year Ended December 31, 2016		Year Ended December 31, 2015*
Net asset value, beginning of the period	$10.09		$9.86		$10.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.03		0.03		0.01
Net realized and unrealized gain (loss)	0.93		0.23		(0.14)

Total from Investment Operations	0.96		0.26		(0.13)

LESS DISTRIBUTIONS FROM:
Net investment income	—		(0.03)		(0.01)
Net realized capital gains	(0.06)		—		—

Total Distributions	(0.06)		(0.03)		(0.01)

Net asset value, end of the period	$10.99		$10.09		$9.86

Total return(b)	9.60	%(c)	2.57%		(1.26	)%(c)
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$33,472		$22,334		$20,095
Net expenses(d)	0.92	%(e)(f)	0.91	%(g)	0.90	%(f)
Gross expenses	1.51	%(e)(f)	1.54	%(g)	3.72	%(f)
Net investment income	0.63	%(f)	0.32%		1.39	%(f)
Portfolio turnover rate	9%		115	%(h)	11%

*	From commencement of operations on November 30, 2015 through December 31, 2015.
(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(c)	Periods less than one year are not annualized.
(d)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(e)	Includes interest expense. Without this expense the ratio of net expenses would have been 0.90% and the ratio of gross expenses would have been 1.49%.
(f)	Computed on an annualized basis for periods less than one year.
(g)	Includes interest expense. Without this expense the ratio of net expenses would have been 0.90% and the ratio of gross expenses would have been 1.53%.
(h)	The variation in the Fund’s turnover rate from 2015 to 2016 was primarily due to sales of equity securities in early 2016 in an effort to reduce risk. By mid-2016, in an effort to gain more exposure, the Fund returned to its normal investment strategy.

See accompanying notes to financial statements.

|  50

Financial Highlights (continued)

For a share outstanding throughout each period.

	ASG Global Alternatives Fund (Consolidated*)—Class A
	Six Months Ended June 30, 2017 (Unaudited)		Year Ended December 31, 2016		Year Ended December 31, 2015		Year Ended December 31, 2014		Year Ended December 31, 2013		Year Ended December 31, 2012
Net asset value, beginning of the period	$10.02		$10.48		$11.12		$11.33		$10.62		$10.26

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment loss(a)	(0.02)		(0.09)		(0.14)		(0.15)		(0.15)		(0.14)
Net realized and unrealized gain (loss)	0.31		(0.37)		(0.12)		0.53		1.79		0.50

Total from Investment Operations	0.29		(0.46)		(0.26)		0.38		1.64		0.36

LESS DISTRIBUTIONS FROM:
Net investment income	—		—		—		—		(0.02)		—
Net realized capital gains	—		—		(0.38)		(0.59)		(0.91)		—

Total Distributions	—		—		(0.38)		(0.59)		(0.93)		—

Net asset value, end of the period	$10.31		$10.02		$10.48		$11.12		$11.33		$10.62

Total return(b)	2.89	%(c)	(4.39)%		(2.69)%		3.53%		15.69%		3.51%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$57,813		$76,207		$224,951		$150,462		$189,313		$126,226
Net expenses	1.59	%(d)(e)	1.56	%(f)	1.53	%(g)	1.55	%(h)	1.58	%(i)	1.61	%(j)(k)
Gross expenses	1.59	%(d)(e)	1.56	%(f)	1.53	%(g)	1.55	%(h)	1.58	%(i)	1.61	%(j)(k)
Net investment loss	(0.41	)%(d)	(0.93)%		(1.27)%		(1.34)%		(1.35)%		(1.34)%
Portfolio turnover rate(l)	—%		—%		—%		—%		—%		—%

*	See Notes 1 and 2 of the Notes to Financial Statements.
(a)	Per share net investment loss has been calculated using the average shares outstanding during the period.
(b)	A sales charge for Class A shares is not reflected in total return calculations.
(c)	Periods less than one year are not annualized.
(d)	Computed on an annualized basis for periods less than one year.
(e)	Includes interest expense. Without this expense the ratio of net expenses would have been 1.56% and the ratio of gross expenses would have been 1.56%.
(f)	Includes interest expense. Without this expense the ratio of net expenses would have been 1.54% and the ratio of gross expenses would have been 1.54%.
(g)	Includes interest expense. Without this expense the ratio of net expenses would have been 1.52% and the ratio of gross expenses would have been 1.52%.
(h)	Includes interest expense. Without this expense the ratio of net expenses would have been 1.53% and the ratio of gross expenses would have been 1.53%.
(i)	Includes interest expense. Without this expense the ratio of net expenses would have been 1.57% and the ratio of gross expenses would have been 1.57%.
(j)	Includes interest expense. Without this expense the ratio of net expenses would have been 1.60% and the ratio of gross expenses would have been 1.60%.
(k)	Includes fee/expense recovery of 0.01%.
(l)	Due to the short-term nature of the portfolio of investments there is no portfolio turnover calculation.

See accompanying notes to financial statements.

51  |

Financial Highlights (continued)

For a share outstanding throughout each period.

	ASG Global Alternatives Fund (Consolidated*)—Class C
	Six Months Ended June 30, 2017 (Unaudited)		Year Ended December 31, 2016		Year Ended December 31, 2015		Year Ended December 31, 2014		Year Ended December 31, 2013		Year Ended December 31, 2012
Net asset value, beginning of the period	$9.40		$9.91		$10.61		$10.92		$10.32		$10.05

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment loss(a)	(0.06)		(0.15)		(0.21)		(0.22)		(0.23)		(0.21)
Net realized and unrealized gain (loss)	0.30		(0.36)		(0.11)		0.50		1.74		0.48

Total from Investment Operations	0.24		(0.51)		(0.32)		0.28		1.51		0.27

LESS DISTRIBUTIONS FROM:
Net investment income	—		—		—		—		—		—
Net realized capital gains	—		—		(0.38)		(0.59)		(0.91)		—

Total Distributions	—		—		(0.38)		(0.59)		(0.91)		—

Net asset value, end of the period	$9.64		$9.40		$9.91		$10.61		$10.92		$10.32

Total return(b)	2.55	%(c)	(5.15)%		(3.40)%		2.73%		14.86%		2.69%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$29,286		$38,412		$95,885		$87,941		$85,323		$71,227
Net expenses	2.34	%(d)(e)	2.31	%(f)	2.28	%(g)	2.31	%(h)	2.33	%(i)	2.36	%(j)(k)
Gross expenses	2.34	%(d)(e)	2.31	%(f)	2.28	%(g)	2.31	%(h)	2.33	%(i)	2.36	%(j)(k)
Net investment loss	(1.16	)%(d)	(1.68)%		(2.03)%		(2.10)%		(2.10)%		(2.10)%
Portfolio turnover rate(l)	—%		—%		—%		—%		—%		—%

*	See Notes 1 and 2 of the Notes to Financial Statements.
(a)	Per share net investment loss has been calculated using the average shares outstanding during the period.
(b)	A contingent deferred sales charge for Class C shares is not reflected in total return calculations.
(c)	Periods less than one year are not annualized.
(d)	Computed on an annualized basis for periods less than one year.
(e)	Includes interest expense. Without this expense the ratio of net expenses would have been 2.31% and the ratio of gross expenses would have been 2.31%.
(f)	Includes interest expense. Without this expense the ratio of net expenses would have been 2.29% and the ratio of gross expenses would have been 2.29%.
(g)	Includes interest expense. Without this expense the ratio of net expenses would have been 2.26% and the ratio of gross expenses would have been 2.26%.
(h)	Includes interest expense. Without this expense the ratio of net expenses would have been 2.28% and the ratio of gross expenses would have been 2.28%.
(i)	Includes interest expense. Without this expense the ratio of net expenses would have been 2.32% and the ratio of gross expenses would have been 2.32%.
(j)	Includes interest expense. Without this expense the ratio of net expenses would have been 2.35% and the ratio of gross expenses would have been 2.35%.
(k)	Includes fee/expense recovery of 0.01%.
(l)	Due to the short-term nature of the portfolio of investments there is no portfolio turnover calculation.

See accompanying notes to financial statements.

|  52

Financial Highlights (continued)

For a share outstanding throughout each period.

	ASG Global Alternatives Fund (Consolidated*)—Class N
	Six Months Ended June 30, 2017 (Unaudited)		Year Ended December 31, 2016		Year Ended December 31, 2015		Year Ended December 31, 2014		Period Ended December 31, 2013**
Net asset value, beginning of the period	$10.19		$10.63		$11.24		$11.42		$11.20

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)(a)	(0.00	)(b)	(0.06)		(0.11)		(0.12)		(0.09)
Net realized and unrealized gain (loss)	0.31		(0.38)		(0.12)		0.53		0.99

Total from Investment Operations	0.31		(0.44)		(0.23)		0.41		0.90

LESS DISTRIBUTIONS FROM:
Net investment income	—		—		—		—		—
Net realized capital gains	—		—		(0.38)		(0.59)		(0.68)

Total Distributions	—		—		(0.38)		(0.59)		(0.68)

Net asset value, end of the period	$10.50		$10.19		$10.63		$11.24		$11.42

Total return	3.04	%(c)	(4.05)%		(2.48)%		3.77	%(d)	8.05	%(c)(d)
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$9,663		$9,639		$10,476		$1		$1
Net expenses	1.27	%(e)(f)	1.24	%(g)	1.23	%(h)	1.27	%(i)(j)	1.32	%(e)(j)(k)
Gross expenses	1.27	%(e)(f)	1.24	%(g)	1.23	%(h)	7.42	%(i)	3.22	%(e)(k)
Net investment loss	(0.08	)%(e)	(0.56)%		(0.97)%		(1.07)%		(1.12	)%(e)
Portfolio turnover rate(l)	—%		—%		—%		—%		—%

*	See Notes 1 and 2 of the Notes to Financial Statements.
**	From commencement of Class operations on May 1, 2013 through December 31, 2013.
(a)	Per share net investment loss has been calculated using the average shares outstanding during the period.
(b)	Amount rounds to less than $0.01 per share.
(c)	Periods less than one year are not annualized.
(d)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(e)	Computed on an annualized basis for periods less than one year.
(f)	Includes interest expense. Without this expense the ratio of net expenses would have been 1.24% and the ratio of gross expenses would have been 1.24%.
(g)	Includes interest expense. Without this expense the ratio of net expenses would have been 1.22% and the ratio of gross expenses would have been 1.22%.
(h)	Includes interest expense. Without this expense the ratio of net expenses would have been 1.21% and the ratio of gross expenses would have been 1.21%.
(i)	Includes interest expense. Without this expense the ratio of net expenses would have been 1.25% and the ratio of gross expenses would have been 7.40%.
(j)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(k)	Includes interest expense. Without this expense the ratio of net expenses would have been 1.30% and the ratio of gross expenses would have been 3.20%.
(l)	Due to the short-term nature of the portfolio of investments there is no portfolio turnover calculation.

See accompanying notes to financial statements.

53  |

Financial Highlights (continued)

For a share outstanding throughout each period.

	ASG Global Alternatives Fund (Consolidated*)—Class Y
	Six Months Ended June 30, 2017 (Unaudited)		Year Ended December 31, 2016		Year Ended December 31, 2015		Year Ended December 31, 2014		Year Ended December 31, 2013		Year Ended December 31, 2012
Net asset value, beginning of the period	$10.19		$10.64		$11.25		$11.43		$10.72		$10.34

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment loss(a)	(0.01)		(0.07)		(0.12)		(0.12)		(0.13)		(0.11)
Net realized and unrealized gain (loss)	0.32		(0.38)		(0.11)		0.53		1.82		0.49

Total from Investment Operations	0.31		(0.45)		(0.23)		0.41		1.69		0.38

LESS DISTRIBUTIONS FROM:
Net investment income	—		—		—		—		(0.07)		—
Net realized capital gains	—		—		(0.38)		(0.59)		(0.91)		—

Total Distributions	—		—		(0.38)		(0.59)		(0.98)		—

Net asset value, end of the period	$10.50		$10.19		$10.64		$11.25		$11.43		$10.72

Total return	3.04	%(b)	(4.23)%		(2.38)%		3.77%		16.05%		3.68%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$1,350,054		$1,504,641		$3,344,101		$2,786,510		$2,168,502		$1,002,226
Net expenses	1.34	%(c)(d)	1.31	%(e)	1.28	%(f)	1.31	%(e)	1.33	%(g)	1.36	%(h)(i)
Gross expenses	1.34	%(c)(d)	1.31	%(e)	1.28	%(f)	1.31	%(e)	1.33	%(g)	1.36	%(h)(i)
Net investment loss	(0.15	)%(c)	(0.67)%		(1.03)%		(1.10)%		(1.10)%		(1.10)%
Portfolio turnover rate(j)	—%		—%		—%		—%		—%		—%

*	See Notes 1 and 2 of the Notes to Financial Statements.
(a)	Per share net investment loss has been calculated using the average shares outstanding during the period.
(b)	Periods less than one year are not annualized.
(c)	Computed on an annualized basis for periods less than one year.
(d)	Includes interest expense. Without this expense the ratio of net expenses would have been 1.31% and the ratio of gross expenses would have been 1.31%.
(e)	Includes interest expense. Without this expense the ratio of net expenses would have been 1.29% and the ratio of gross expenses would have been 1.29%.
(f)	Includes interest expense. Without this expense the ratio of net expenses would have been 1.26% and the ratio of gross expenses would have been 1.26%.
(g)	Includes interest expense. Without this expense the ratio of net expenses would have been 1.32% and the ratio of gross expenses would have been 1.32%.
(h)	Includes interest expense. Without this expense the ratio of net expenses would have been 1.35% and the ratio of gross expenses would have been 1.35%.
(i)	Includes fee/expense recovery of 0.01%.
(j)	Due to the short-term nature of the portfolio of investments there is no portfolio turnover calculation.

See accompanying notes to financial statements.

|  54

Financial Highlights (continued)

For a share outstanding throughout each period.

	ASG Managed Futures Strategy Fund (Consolidated*)—Class A
	Six Months Ended June 30, 2017 (Unaudited)		Year Ended December 31, 2016		Year Ended December 31, 2015		Year Ended December 31, 2014		Year Ended December 31, 2013		Year Ended December 31, 2012
Net asset value, beginning of the period	$9.78		$10.37		$10.98		$10.25		$9.11		$10.34

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment loss(a)	(0.03)		(0.12)		(0.16)		(0.16)		(0.14)		(0.14)
Net realized and unrealized gain (loss)	(0.23)		(0.47)		0.06	(b)	2.37		1.28		(1.00)

Total from Investment Operations	(0.26)		(0.59)		(0.10)		2.21		1.14		(1.14)

LESS DISTRIBUTIONS FROM:
Net investment income	—		—		(0.22)		(0.29)		—		(0.09)
Net realized capital gains	—		—		(0.29)		(1.19)		—		—

Total Distributions	—		—		(0.51)		(1.48)		—		(0.09)

Net asset value, end of the period	$9.52		$9.78		$10.37		$10.98		$10.25		$9.11

Total return(c)	(2.66	)%(d)	(5.69	)%(e)	(1.38)%		21.76	%(e)	12.51	%(e)	(11.09	)%(e)
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$292,427		$463,235		$486,160		$137,991		$125,903		$145,729
Net expenses	1.75	%(f)(g)	1.74	%(h)(i)	1.73	%(g)(j)	1.72	%(h)(k)	1.73	%(h)(l)	1.73	%(h)(m)
Gross expenses	1.75	%(f)(g)	1.75	%(i)	1.73	%(g)(j)	1.76	%(k)	1.78	%(l)	1.80	%(m)
Net investment loss	(0.71	)%(f)	(1.11)%		(1.48)%		(1.53)%		(1.51)%		(1.49)%
Portfolio turnover rate(n)	—%		—%		—%		—%		—%		—%

*	See Notes 1 and 2 of the Notes to Financial Statements.
(a)	Per share net investment loss has been calculated using the average shares outstanding during the period.
(b)	The amount shown for a share outstanding does not correspond with the aggregate realized and unrealized gain (loss) on investments for the period due to the timing of sales and redemptions of fund shares in relation to fluctuating market values of investments of the Fund.
(c)	A sales charge for Class A shares is not reflected in total return calculations.
(d)	Periods less than one year are not annualized.
(e)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(f)	Computed on an annualized basis for periods less than one year.
(g)	Includes interest expense. Without this expense the ratio of net expenses would have been 1.70% and the ratio of gross expenses would have been 1.70%.
(h)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(i)	Includes interest expense. Without this expense the ratio of net expenses would have been 1.70% and the ratio of gross expenses would have been 1.71%.
(j)	Includes fee/expense recovery of less than 0.01%.
(k)	Includes interest expense. Without this expense the ratio of net expenses would have been 1.70% and the ratio of gross expenses would have been 1.74%.
(l)	Includes interest expense. Without this expense the ratio of net expenses would have been 1.70% and the ratio of gross expenses would have been 1.75%.
(m)	Includes interest expense. Without this expense the ratio of net expenses would have been 1.70% and the ratio of gross expenses would have been 1.77%.
(n)	Due to the short-term nature of the portfolio of investments there is no portfolio turnover calculation.

See accompanying notes to financial statements.

55  |

Financial Highlights (continued)

For a share outstanding throughout each period.

	ASG Managed Futures Strategy Fund (Consolidated*)—Class C
	Six Months Ended June 30, 2017 (Unaudited)		Year Ended December 31, 2016		Year Ended December 31, 2015		Year Ended December 31, 2014		Year Ended December 31, 2013		Year Ended December 31, 2012
Net asset value, beginning of the period	$9.42		$10.07		$10.69		$10.03		$8.99		$10.25

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment loss(a)	(0.07)		(0.19)		(0.24)		(0.24)		(0.21)		(0.21)
Net realized and unrealized gain (loss)	(0.21)		(0.46)		0.05	(b)	2.32		1.25		(0.99)

Total from Investment Operations	(0.28)		(0.65)		(0.19)		2.08		1.04		(1.20)

LESS DISTRIBUTIONS FROM:
Net investment income	—		—		(0.14)		(0.23)		—		(0.06)
Net realized capital gains	—		—		(0.29)		(1.19)		—		—

Total Distributions	—		—		(0.43)		(1.42)		—		(0.06)

Net asset value, end of the period	$9.14		$9.42		$10.07		$10.69		$10.03		$8.99

Total return(c)	(2.97	)%(d)(e)	(6.45	)%(e)	(2.23)%		21.01	%(e)	11.57	%(e)	(11.74	)%(e)
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$58,120		$71,184		$67,479		$33,945		$18,770		$21,891
Net expenses	2.51	%(f)(g)	2.49	%(h)(i)	2.48	%(g)(j)	2.47	%(h)(k)	2.48	%(h)(l)	2.48	%(h)(m)
Gross expenses	2.51	%(f)(g)	2.50	%(i)	2.48	%(g)(j)	2.51	%(k)	2.53	%(l)	2.55	%(m)
Net investment loss	(1.45	)%(f)	(1.86)%		(2.24)%		(2.28)%		(2.26)%		(2.24)%
Portfolio turnover rate(n)	—%		—%		—%		—%		—%		—%

*	See Notes 1 and 2 of the Notes to Financial Statements.
(a)	Per share net investment loss has been calculated using the average shares outstanding during the period.
(b)	The amount shown for a share outstanding does not correspond with the aggregate realized and unrealized gain (loss) on investments for the period due to the timing of sales and redemptions of fund shares in relation to fluctuating market values of investments of the Fund.
(c)	A contingent deferred sales charge for Class C shares is not reflected in total return calculations.
(d)	Periods less than one year are not annualized.
(e)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(f)	Computed on an annualized basis for periods less than one year.
(g)	Includes interest expense. Without this expense the ratio of net expenses would have been 2.45% and the ratio of gross expenses would have been 2.45%.
(h)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(i)	Includes interest expense. Without this expense the ratio of net expenses would have been 2.45% and the ratio of gross expenses would have been 2.46%.
(j)	Includes fee/expense recovery of 0.01%.
(k)	Includes interest expense. Without this expense the ratio of net expenses would have been 2.45% and the ratio of gross expenses would have been 2.49%.
(l)	Includes interest expense. Without this expense the ratio of net expenses would have been 2.45% and the ratio of gross expenses would have been 2.50%.
(m)	Includes interest expense. Without this expense the ratio of net expenses would have been 2.45% and the ratio of gross expenses would have been 2.52%.
(n)	Due to the short-term nature of the portfolio of investments there is no portfolio turnover calculation.

See accompanying notes to financial statements.

|  56

Financial Highlights (continued)

For a share outstanding throughout each period.

ASG Managed Futures Strategy Fund (Consolidated*)—Class N
Period Ended June 30, 2017** (Unaudited)
Net asset value, beginning of the period	$9.81

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment loss(a)	(0.01)
Net realized and unrealized gain (loss)	(0.22)

Total from Investment Operations	(0.23)

Net asset value, end of the period	$9.58

Total return(b)	(2.34)%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$1
Net expenses(c)(d)(e)	1.45%
Gross expenses(d)(e)	15.98%
Net investment loss(d)	(0.33)%
Portfolio turnover rate(f)	—%

*	See Notes 1 and 2 of the Notes to Financial Statements.
**	From commencement of Class operations on May 1, 2017 through June 30, 2017.
(a)	Per share net investment loss has been calculated using the average shares outstanding during the period.
(b)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower. Periods less than one year are not annualized.
(c)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(d)	Computed on an annualized basis for periods less than one year.
(e)	Includes interest expense. Without this expense the ratio of net expenses would have been 1.37% and the ratio of gross expenses would have been 15.91%.
(f)	Due to the short-term nature of the portfolio of investments there is no portfolio turnover calculation.

See accompanying notes to financial statements.

57  |

Financial Highlights (continued)

For a share outstanding throughout each period.

	ASG Managed Futures Strategy Fund (Consolidated*)—Class Y
	Six Months Ended June 30, 2017 (Unaudited)		Year Ended December 31, 2016		Year Ended December 31, 2015		Year Ended December 31, 2014		Year Ended December 31, 2013		Year Ended December 31, 2012
Net asset value, beginning of the period	$9.83		$10.40		$11.01		$10.26		$9.10		$10.34

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment loss(a)	(0.02)		(0.09)		(0.14)		(0.14)		(0.12)		(0.12)
Net realized and unrealized gain (loss)	(0.23)		(0.48)		0.05	(b)	2.40		1.28		(1.00)

Total from Investment Operations	(0.25)		(0.57)		(0.09)		2.26		1.16		(1.12)

LESS DISTRIBUTIONS FROM:
Net investment income	—		(0.00	)(c)	(0.23)		(0.32)		(0.00	)(c)	(0.12)
Net realized capital gains	—		—		(0.29)		(1.19)		—		—

Total Distributions	—		(0.00)		(0.52)		(1.51)		(0.00)		(0.12)

Net asset value, end of the period	$9.58		$9.83		$10.40		$11.01		$10.26		$9.10

Total return	(2.54	)%(d)	(5.47	)%(e)	(1.22)%		22.21	%(e)	12.75	%(e)	(10.90	)%(e)
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$2,564,032		$2,629,920		$2,133,620		$1,363,162		$695,307		$593,013
Net expenses	1.51	%(f)(g)	1.49	%(h)(j)	1.48	%(g)(i)	1.47	%(j)(k)	1.48	%(j)(l)	1.48	%(j)(m)
Gross expenses	1.51	%(f)(g)	1.50	%(h)	1.48	%(g)(i)	1.51	%(k)	1.53	%(l)	1.56	%(m)
Net investment loss	(0.45	)%(f)	(0.85)%		(1.24)%		(1.28)%		(1.26)%		(1.24)%
Portfolio turnover rate(n)	—%		—%		—%		—%		—%		—%

*	See Notes 1 and 2 of the Notes to Financial Statements.
(a)	Per share net investment loss has been calculated using the average shares outstanding during the period.
(b)	The amount shown for a share outstanding does not correspond with the aggregate realized and unrealized gain (loss) on investments for the period due to the timing of sales and redemptions of fund shares in relation to fluctuating market values of investments of the Fund.
(c)	Amount rounds to less than $0.01 per share.
(d)	Periods less than one year are not annualized.
(e)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(f)	Computed on an annualized basis for periods less than one year.
(g)	Includes interest expense. Without this expense the ratio of net expenses would have been 1.45% and the ratio of gross expenses would have been 1.45%.
(h)	Includes interest expense. Without this expense the ratio of net expenses would have been 1.45% and the ratio of gross expenses would have been 1.46%.
(i)	Includes fee/expense recovery of 0.01%.
(j)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(k)	Includes interest expense. Without this expense the ratio of net expenses would have been 1.45% and the ratio of gross expenses would have been 1.49%.
(l)	Includes interest expense. Without this expense the ratio of net expenses would have been 1.45% and the ratio of gross expenses would have been 1.51%.
(m)	Includes interest expense. Without this expense the ratio of net expenses would have been 1.45% and the ratio of gross expenses would have been 1.52%.
(n)	Due to the short-term nature of the portfolio of investments there is no portfolio turnover calculation.

See accompanying notes to financial statements.

|  58

Financial Highlights (continued)

For a share outstanding throughout each period.

	ASG Tactical U.S. Market Fund—Class A
	Six Months Ended June 30, 2017 (Unaudited)		Year Ended December 31, 2016	Year Ended December 31, 2015		Year Ended December 31, 2014	Period Ended December 31, 2013*
Net asset value, beginning of the period	$11.83		$11.41	$11.85		$11.02	$10.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)(a)	0.03		0.04	(0.00	)(b)	(0.01)	(0.01)
Net realized and unrealized gain (loss)	1.15		0.43	(0.35)		1.60	1.31

Total from Investment Operations	1.18		0.47	(0.35)		1.59	1.30

LESS DISTRIBUTIONS FROM:
Net investment income	(0.00	)(b)	(0.05)	—		—	—
Net realized capital gains	—		—	(0.09)		(0.76)	(0.28)

Total Distributions	—		(0.05)	(0.09)		(0.76)	(0.28)

Net asset value, end of the period	$13.01		$11.83	$11.41		$11.85	$11.02

Total return(c)(d)	9.99	%(e)	4.09%	(3.00)%		14.69%	12.96	%(e)
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$12,364		$8,365	$9,360		$3,089	$29
Net expenses(f)	1.25	%(g)	1.25%	1.32%		1.40%	1.40	%(g)
Gross expenses	1.46	%(g)	1.40%	1.39%		1.57%	2.21	%(g)
Net investment income (loss)	0.46	%(g)	0.36%	(0.03)%		(0.09)%	(0.38	)%(g)
Portfolio turnover rate	9%		42%	149	%(h)	62%	13%

*	From commencement of operations on September 30, 2013 through December 31, 2013.
(a)	Per share net investment income (loss) has been calculated using the average shares outstanding during the period.
(b)	Amount rounds to less than $0.01 per share.
(c)	A sales charge for Class A shares is not reflected in total return calculations.
(d)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(e)	Periods less than one year are not annualized.
(f)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(g)	Computed on an annualized basis for periods less than one year.
(h)	The variation in the Fund’s turnover rate from 2014 to 2015 was primarily due to sales of equity securities to take advantage of opportunities to harvest tax losses.

See accompanying notes to financial statements.

59  |

Financial Highlights (continued)

For a share outstanding throughout each period.

	ASG Tactical U.S. Market Fund—Class C
	Six Months Ended June 30, 2017 (Unaudited)		Year Ended December 31, 2016	Year Ended December 31, 2015		Year Ended December 31, 2014	Period Ended December 31, 2013*
Net asset value, beginning of the period	$11.59		$11.21	$11.73		$11.00	$10.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment loss(a)	(0.02)		(0.05)	(0.09)		(0.10)	(0.03)
Net realized and unrealized gain (loss)	1.13		0.43	(0.34)		1.59	1.31

Total from Investment Operations	1.11		0.38	(0.43)		1.49	1.28

LESS DISTRIBUTIONS FROM:
Net investment income	(0.00	)(b)	—	—		—	—
Net realized capital gains	—		—	(0.09)		(0.76)	(0.28)

Total Distributions	—		—	(0.09)		(0.76)	(0.28)

Net asset value, end of the period	$12.70		$11.59	$11.21		$11.73	$11.00

Total return(c)(d)	9.60	%(e)	3.39%	(3.79)%		13.88%	12.76	%(e)
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$2,028		$1,973	$2,202		$1,468	$8
Net expenses(f)	2.00	%(g)	2.00%	2.07%		2.15%	2.15	%(g)
Gross expenses	2.21	%(g)	2.15%	2.13%		2.33%	2.80	%(g)
Net investment loss	(0.30	)%(g)	(0.41)%	(0.79)%		(0.86)%	(1.00	)%(g)
Portfolio turnover rate	9%		42%	149	%(h)	62%	13%

*	From commencement of operations on September 30, 2013 through December 31, 2013.
(a)	Per share net investment loss has been calculated using the average shares outstanding during the period.
(b)	Amount rounds to less than $0.01 per share.
(c)	A contingent deferred sales charge for Class C shares is not reflected in total return calculations.
(d)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(e)	Periods less than one year are not annualized.
(f)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(g)	Computed on an annualized basis for periods less than one year.
(h)	The variation in the Fund’s turnover rate from 2014 to 2015 was primarily due to sales of equity securities to take advantage of opportunities to harvest tax losses.

See accompanying notes to financial statements.

|  60

Financial Highlights (continued)

For a share outstanding throughout each period.

	ASG Tactical U.S. Market Fund—Class Y
	Six Months Ended June 30, 2017 (Unaudited)		Year Ended December 31, 2016	Year Ended December 31, 2015		Year Ended December 31, 2014	Period Ended December 31, 2013*
Net asset value, beginning of the period	$11.87		$11.45	$11.88		$11.03	$10.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)(a)	0.04		0.07	0.02		0.01	(0.00	)(b)
Net realized and unrealized gain (loss)	1.16		0.44	(0.34)		1.61	1.31

Total from Investment Operations	1.20		0.51	(0.32)		1.62	1.31

LESS DISTRIBUTIONS FROM:
Net investment income	(0.00	)(b)	(0.09)	(0.02)		(0.01)	—
Net realized capital gains	—		—	(0.09)		(0.76)	(0.28)

Total Distributions	—		(0.09)	(0.11)		(0.77)	(0.28)

Net asset value, end of the period	$13.07		$11.87	$11.45		$11.88	$11.03

Total return(c)	10.13	%(d)	4.41%	(2.74)%		14.92%	13.06	%(d)
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$64,785		$58,488	$89,126		$65,042	$22,595
Net expenses(e)	1.00	%(f)	1.00%	1.07%		1.15%	1.15	%(f)
Gross expenses	1.21	%(f)	1.15%	1.14%		1.32%	1.93	%(f)
Net investment income (loss)	0.70	%(f)	0.58%	0.20%		0.10%	(0.13	)%(f)
Portfolio turnover rate	9%		42%	149	%(g)	62%	13%

*	From commencement of operations on September 30, 2013 through December 31, 2013.
(a)	Per share net investment income (loss) has been calculated using the average shares outstanding during the period.
(b)	Amount rounds to less than $0.01 per share.
(c)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(d)	Periods less than one year are not annualized.
(e)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(f)	Computed on an annualized basis for periods less than one year.
(g)	The variation in the Fund’s turnover rate from 2014 to 2015 was primarily due to sales of equity securities to take advantage of opportunities to harvest tax losses.

See accompanying notes to financial statements.

61  |

Notes to Financial Statements

June 30, 2017 (Unaudited)

1.  Organization.   Natixis Funds Trust II (the “Trust”) is organized as a Massachusetts business trust. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Declaration of Trust permits the Board of Trustees to authorize the issuance of an unlimited number of shares of the Trust in multiple series. The financial statements for certain funds of the Trust are presented in separate reports. The following funds (individually, a “Fund” and collectively, the “Funds”) are included in this report:

ASG Dynamic Allocation Fund (the “Dynamic Allocation Fund”)

ASG Global Alternatives Fund (the “Global Alternatives Fund”)

ASG Managed Futures Strategy Fund (the “Managed Futures Strategy Fund”)

ASG Tactical U.S. Market Fund (the “Tactical U.S. Market Fund”)

Each Fund is a diversified investment company, except for Dynamic Allocation Fund, which is a non-diversified investment company.

Each Fund offers Class A, Class C and Class Y shares. Global Alternatives Fund and Managed Futures Strategy Fund (effective May 1, 2017) also offer Class N shares. Class A shares are sold with a maximum front-end sales charge of 5.75%. Class C shares do not pay a front-end sales charge do not convert to any other class of shares, pay higher Rule 12b-1 fees than Class A shares and may be subject to a contingent deferred sales charge (“CDSC”) of 1.00% if those shares are redeemed within one year of acquisition, except for reinvested distributions. Class N and Class Y shares do not pay a front-end sales charge, a CDSC or Rule 12b-1 fees. Class N shares are offered with an initial minimum investment of $1,000,000. Class Y shares are offered with an initial minimum investment of $100,000. Certain categories of investors are exempted from the minimum investment amounts for Class N and Class Y as outlined in the relevant Funds’ prospectus.

Most expenses can be directly attributed to a Fund. Expenses which cannot be directly attributed to a Fund are generally apportioned based on the relative net assets of each of the funds in Natixis Funds Trust I, Natixis Funds Trust II, Natixis Funds Trust IV, Gateway Trust and Natixis ETF Trust (“Natixis Funds Trusts”), Loomis Sayles Funds I and Loomis Sayles Funds II (“Loomis Sayles Funds Trusts”). Expenses of a Fund are borne pro rata by the holders of each class of shares, except that each class bears expenses unique to that class (such as the Rule 12b-1 fees applicable to Class A and Class C), and transfer agent fees are borne collectively for Class A, Class C, and Class Y, and individually for Class N. In addition, each class votes as a class only with respect to its own Rule 12b-1 Plan. Shares of each class would receive their pro rata share of the net assets of a Fund if the Fund were liquidated. The Trustees approve separate distributions from net investment income on each class of shares.

Global Alternatives Fund and Managed Futures Strategy Fund invest in commodity-related instruments through ASG Global Alternatives Cayman Fund Ltd. and ASG

|  62

Notes to Financial Statements (continued)

June 30, 2017 (Unaudited)

Managed Futures Strategy Cayman Fund Ltd., wholly-owned subsidiaries (individually, a “Subsidiary” and collectively, the “Subsidiaries”) of Global Alternatives Fund and Managed Futures Strategy Fund, respectively, organized under the laws of the Cayman Islands. Subscription agreements were entered into between the Funds and their respective Subsidiaries with the intent that each Fund will remain the sole shareholder and primary beneficiary of its respective Subsidiary. The Subsidiaries are governed by a separate Board of Directors that is independent of the Funds’ Board of Trustees.

As of June 30, 2017, the value of each Fund’s investment in its respective Subsidiary was as follows:

Fund	Investment in Subsidiary	Percentage of Net Assets
Global Alternatives Fund	$17,093,461	1.18%
Managed Futures Strategy Fund	180,719,952	6.20%

2.  Significant Accounting Policies.   The following is a summary of significant accounting policies consistently followed by each Fund in the preparation of its financial statements. The Funds’ financial statements follow the accounting and reporting guidelines provided for investment companies and are prepared in accordance with accounting principles generally accepted in the United States of America which require the use of management estimates that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. Management has evaluated the events and transactions subsequent to period-end through the date the financial statements were issued and has determined that there were no material events that would require disclosure in the Funds’ financial statements.

a.   Consolidation.   The accompanying financial statements of Global Alternatives Fund and Managed Futures Strategy Fund present the consolidated accounts of the Funds and their respective Subsidiaries. All interfund accounts and transactions have been eliminated in consolidation.

b.   Valuation.  Fund securities and other investments are valued at market value based on market quotations obtained or determined by independent pricing services recommended by the adviser and approved by the Board of Trustees. Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser or subadviser pursuant to procedures approved by the Board of Trustees, as described below. Market value is determined as follows:

Debt securities and unlisted preferred equity securities are valued based on evaluated bids furnished to the Funds by an independent pricing service or bid prices obtained from broker-dealers. Listed equity securities (including shares of closed-end

63  |

Notes to Financial Statements (continued)

June 30, 2017 (Unaudited)

investment companies and exchange-traded funds) are valued at the last sale price quoted on the exchange where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking an NOCP, at the most recent bid quotations on the applicable NASDAQ Market. Unlisted equity securities (except unlisted preferred equity securities) are valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. If there is no last sale price or closing bid quotation available, unlisted equity securities will be valued using evaluated bids furnished by an independent pricing service, if available. In some foreign markets, an official close price and a last sale price may be available from the foreign exchange or market. In those cases, the official close price is used. Broker-dealer bid prices may be used to value debt and unlisted equity securities where an independent pricing service is unable to price a security or where an independent pricing service does not provide a reliable price for the security. Forward foreign currency contracts are valued utilizing interpolated rates determined based on information provided by an independent pricing service. Futures contracts are valued at the most recent settlement price on the exchange on which the adviser or subadviser believes that, over time, they are traded most extensively.

Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser or subadviser pursuant to procedures approved by the Board of Trustees. The Fund may also value securities and other investments at fair value in other circumstances such as when extraordinary events occur after the close of a foreign market but prior to the close of the New York Stock Exchange (“NYSE”). This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer’s security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing its securities or other investments, the Funds may, among other things, use modeling tools or other processes that may take into account factors such as securities or other market activity and/or significant events that occur after the close of the foreign market and before the time the Fund’s net asset value (“NAV”) is calculated. Fair value pricing may require subjective determinations about the value of a security, and fair values used to determine the Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same securities. In addition, the use of fair value pricing may not always result in adjustments to the prices of securities held by the Fund.

|  64

Notes to Financial Statements (continued)

June 30, 2017 (Unaudited)

As of June 30, 2017, futures contracts were fair valued pursuant to procedures approved by the Board of Trustees as events occurring after the close of the foreign market were believed to materially affect the value of the contracts, as follows:

	Notional Value	Unrealized Appreciation/ Depreciation*	Unrealized as a Percentage of Net Assets
Dynamic Allocation Fund	$12,271,126	$219,669	0.65%
Global Alternatives Fund	323,832,741	7,389,828	0.51%
Managed Futures Strategy Fund	1,988,105,879	35,351,932	1.21%

*	Amounts represent gross unrealized appreciation/(depreciation) at absolute value.

c.  Investment Transactions and Related Investment Income.  Investment transactions are accounted for on a trade date plus one day basis for daily NAV calculation. However, for financial reporting purposes, investment transactions are reported on trade date. Dividend income is recorded on ex-dividend date, or in the case of certain foreign securities, as soon as the Fund is notified, and interest income is recorded on an accrual basis. Interest income is increased by the accretion of discount and decreased by the amortization of premium, if applicable. In determining net gain or loss on securities sold, the cost of securities has been determined on an identified cost basis. Investment income, non-class specific expenses and realized and unrealized gains and losses are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund.

d.  Foreign Currency Translation.   The books and records of the Funds are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period. Purchases and sales of investment securities, income and expenses are translated into U.S. dollars on the respective dates of such transactions.

Net realized foreign exchange gains or losses arise from sales of foreign currency, changes in exchange rates between the trade and settlement dates on securities transactions and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains or losses arise from changes in the value of assets and liabilities, other than investment securities, as of the end of the fiscal period, resulting from changes in exchange rates. Net realized foreign exchange gains or losses and the net change in unrealized foreign exchange gains or losses are disclosed in the Statements of Operations.

The values of investment securities are presented at the foreign exchange rates prevailing at the end of the period for financial reporting purposes. Net realized and unrealized gains or losses on investments reported in the Statements of Operations reflect gains or losses resulting from changes in exchange rates and fluctuations which arise due to changes in market prices of investment securities.

65  |

Notes to Financial Statements (continued)

June 30, 2017 (Unaudited)

The Funds may use foreign currency exchange contracts to facilitate transactions in foreign-denominated investments. Losses may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts’ terms.

e.  Forward Foreign Currency Contracts.  The Funds may enter into forward foreign currency contracts including forward foreign cross currency contracts, to acquire exposure to foreign currencies or to hedge the Funds’ investments against currency fluctuation. A contract can also be used to offset a previous contract. These contracts involve market risk in excess of the unrealized gain or loss reflected in the Funds’ Statements of Assets and Liabilities. The U.S. dollar value of the currencies a Fund has committed to buy or sell represents the aggregate exposure to each currency a Fund has acquired or hedged through currency contracts outstanding at period end. Gains or losses are recorded for financial statement purposes as unrealized until settlement date. Contracts are traded over-the-counter directly with a counterparty. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. When a Fund enters into a forward foreign currency contract, it is required to pledge cash or high-quality securities equal to a percentage of the notional amount of the contract to the counterparty as an independent amount of collateral. The Funds may pledge additional collateral to the counterparty to the extent of mark-to-market losses on open contracts.

f.  Futures Contracts.  The Funds and the Subsidiaries may enter into futures contracts. Futures contracts are agreements between two parties to buy and sell a particular commodity, instrument or index for a specified price on a specified future date.

When a Fund or a Subsidiary enters into a futures contract, it is required to deposit with (or for the benefit of) its broker an amount of cash or short-term high-quality securities as “initial margin.” As the value of the contract changes, the value of the futures contract position increases or declines. Subsequent payments, known as “variation margin,” are made or received by a Fund or the Subsidiary, depending on the price fluctuations in the fair value of the contract and the value of cash or securities on deposit with the broker. The aggregate principal amounts of the contracts are not recorded in the financial statements. Fluctuations in the value of the contracts are recorded in the Statements of Assets and Liabilities as an asset (liability) and in the Statements of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses). Realized gain or loss on a futures position is equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, minus brokerage commissions. When a Fund or a Subsidiary enters into a futures contract certain risks may arise, such as illiquidity in the futures market, which may limit a Fund’s or a Subsidiary’s ability to close out a futures contract prior to settlement date, and unanticipated movements in the value of securities, commodities or interest rates.

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Futures contracts are exchange-traded. Exchange-traded futures contracts are standardized and are settled through a clearing house with fulfillment supported by the credit of the exchange. Therefore, counterparty credit risks to the Funds and the Subsidiaries are reduced; however, in the event that a counterparty enters into bankruptcy, a Fund’s claim against initial/variation margin on deposit with the counterparty may be subject to terms of a final settlement in bankruptcy court.

g.  Due to/from Brokers.  Transactions and positions in certain futures and forward foreign currency contracts are maintained and cleared by registered U.S. broker/dealers pursuant to customer agreements between the Funds or the Subsidiaries and the various broker/dealers. The due from brokers’ balances in the Statements of Assets and Liabilities for the Funds represent cash and foreign currency on deposit with the broker for open futures contracts and cash pledged as collateral for forward foreign currency contracts. The due to brokers’ balances in the Statements of Assets and Liabilities for the Funds represent foreign currency debit balances related to futures contracts. In certain circumstances the Funds’ or the Subsidiaries’ use of cash, and/or foreign currency held at brokers is restricted by regulation or broker mandated limits.

h.  Federal and Foreign Income Taxes.  The Trust treats each Fund as a separate entity for federal income tax purposes. Each Fund intends to meet the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute to its shareholders substantially all of its net investment income and any net realized capital gains at least annually. Management has performed an analysis of each Fund’s tax positions for the open tax years as of December 31, 2016 and has concluded that no provisions for income tax are required. The Funds’ federal tax returns for the prior three fiscal years, where applicable, remain subject to examination by the Internal Revenue Service. Management is not aware of any events that are reasonably possible to occur in the next six months that would result in the amounts of any unrecognized tax benefits significantly increasing or decreasing for the Funds. However, management’s conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws and accounting regulations and interpretations thereof.

i.  Dividends and Distributions to Shareholders.  Dividends and distributions are recorded on ex-dividend date. The timing and characterization of certain income and capital gain distributions are determined in accordance with federal tax regulations, which may differ from accounting principles generally accepted in the United States of America. Permanent differences are primarily due to differing treatments for book and tax purposes of items such as net operating losses, foreign currency gains and losses, non-deductible expenses, deferred Trustees’ fees, return of capital and capital gain distributions received, distributions in excess of income and /or capital gain and Subsidiary deficits. Permanent book and tax basis differences relating to shareholder distributions, net investment income and net realized gains will result in reclassifications to capital accounts reported on the Statements of Assets and

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Notes to Financial Statements (continued)

June 30, 2017 (Unaudited)

Liabilities. Temporary differences between book and tax distributable earnings are primarily due to deferred Trustees’ fees, commissions on open futures contracts, wash sales, return of capital distributions received, futures and forward foreign currency contract mark-to-market. Amounts of income and capital gain available to be distributed on a tax basis are determined annually, and at other times during the Funds’ fiscal year as may be necessary to avoid knowingly declaring and paying a return of capital distribution. Distributions from net investment income and short-term capital gains are considered to be distributed from ordinary income for tax purposes.

The tax characterization of distributions is determined on an annual basis. The tax character of distributions paid to shareholders during the year ended December 31, 2016 were as follows:

	2016 Distributions Paid From:
Fund	Ordinary Income	Long-Term Capital Gains	Total
Dynamic Allocation Fund	$73,681	$—	$73,681
Global Alternatives Fund	—	—	—
Managed Futures Strategy Fund	189,168	—	189,168
Tactical U.S. Market Fund	455,965	—	455,965

Differences between these amounts and those reported in the Statements of Changes in Net Assets are primarily attributable to different book and tax treatment for short-term capital gains.

As of December 31, 2016, capital loss carryforwards and late-year ordinary loss deferrals were as follows:

	Dynamic Allocation Fund	Global Alternatives Fund	Managed Futures Strategy Fund	Tactical U.S. Market Fund
Capital loss carryforward:
Short-term:
No expiration date	$—	$(187,489,285)	$(173,036,351)	$(2,620,659)
Long-term:
No expiration date	—	(59,714,404)	(22,192,500)	—

Total capital loss carryforward	$—	$(247,203,689)	$(195,228,851)	$(2,620,659)

Late-year ordinary loss deferrals*	$(19,478)	$(935,002)	$(24,559,196)	$—

*	Under current tax law, capital losses, foreign currency losses, and losses on passive foreign investment companies and contingent payment debt instruments after October 31 or December 31, as applicable, may be deferred and treated as occurring on the first day of the following taxable year. The Dynamic Allocation Fund, Global Alternatives Fund and Managed Futures Strategy Fund have deferred foreign currency losses that occurred after October 31, 2016.

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Notes to Financial Statements (continued)

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j.  Indemnifications.  Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

k.  New Accounting Pronouncement.  In October 2016, the SEC adopted amendments to rules under the Investment Company Act of 1940 (“final rules”) intended to modernize the reporting and disclosure of information by registered investment companies. The final rules amend Regulation S-X and require funds to provide standardized, enhanced derivative disclosures in fund financial statements in a format designed for individual investors. The amendments to Regulation S-X also update the disclosures for other investments, including investments in and advances to affiliates, and amend the rules regarding the general form and content of fund financial statements. The compliance date for the amendments to Regulation S-X is August 1, 2017. Management is currently evaluating the amendments and the impact, if any, on the Funds’ financial statements.

3.  Fair Value Measurements.  In accordance with accounting standards related to fair value measurements and disclosures, the Funds have categorized the inputs utilized in determining the value of each Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical assets or liabilities;

•

Level 2 – prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

•

Level 3 – prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect each Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

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Notes to Financial Statements (continued)

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The following is a summary of the inputs used to value the Funds’ investments as of June 30, 2017, at value:

ASG Dynamic Allocation Fund

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Exchange-Traded Funds	$16,994,232	$—	$—	$16,994,232
Short-Term Investments(a)	—	16,704,099	—	16,704,099
Futures Contracts (unrealized appreciation)	32,345	27,240	—	59,585

Total	$17,026,577	$16,731,339	$—	$33,757,916

Liability Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Futures Contracts (unrealized depreciation)	$(256,279)	$(192,429)	$—	$(448,708)

(a)	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

For the six months ended June 30, 2017, there were no transfers among Levels 1, 2 and 3.

Global Alternatives Fund

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Short-Term Investments(a)	$—	$1,394,039,581	$—	$1,394,039,581
Exchange-Traded Funds	49,147,934	—	—	49,147,934
Forward Foreign Currency Contracts (unrealized appreciation)	—	129,184	—	129,184
Futures Contracts (unrealized appreciation)	4,150,595	901,126	—	5,051,721

Total	$53,298,529	$1,395,069,891	$—	$1,448,368,420

Liability Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Forward Foreign Currency Contracts (unrealized depreciation)	$—	$(255,543)	$—	$(255,543)
Futures Contracts (unrealized depreciation)	(5,391,824)	(6,488,702)	—	(11,880,526)

Total	$(5,391,824)	$(6,744,245)	$—	$(12,136,069)

(a)	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

For the six months ended June 30, 2017, there were no transfers among Levels 1, 2 and 3.

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Notes to Financial Statements (continued)

June 30, 2017 (Unaudited)

Managed Futures Strategy Fund

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Short-Term Investments(a)	$—	$2,778,634,834	$—	$2,778,634,834
Forward Foreign Currency Contracts (unrealized appreciation)	—	7,073,647	—	7,073,647
Futures Contracts (unrealized appreciation)	29,339,560	2,452,272	—	31,791,832

Total	$29,339,560	$2,788,160,753	$—	$2,817,500,313

Liability Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Forward Foreign Currency Contracts (unrealized depreciation)	$—	$(11,285,086)	$—	$(11,285,086)
Financial Futures (unrealized depreciation)	(83,372,721)	(32,899,660)	—	(116,272,381)

Total	$(83,372,721)	$(44,184,746)	$—	$(127,557,467)

(a)	Details of the major categories of the Fund’s investments are reflected within the Consolidated Portfolio of Investments.

For the six months ended June 30, 2017, there were no transfers among Levels 1, 2 and 3.

Tactical U.S. Market Fund

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Common Stocks(a)	$41,330,266	$—	$—	$41,330,266
Exchange-Traded Funds	7,388,441	—	—	7,388,441
Short-Term Investments	—	30,003,007	—	30,003,007

Total	$48,718,707	$30,003,007	$—	$78,721,714

Liability Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Futures Contracts (unrealized depreciation)	$(164,395)	$—	$—	$(164,395)

(a)	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

For the six months ended June 30, 2017, there were no transfers among Levels 1, 2 and 3.

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4.  Derivatives.  Derivative instruments are defined as financial instruments whose value and performance are based on the value and performance of an underlying asset, reference rate or index. Derivative instruments that the Funds used during the period include forward foreign currency contracts and futures contracts.

Dynamic Allocation Fund tactically allocates its investments across a range of asset classes and global markets. The Fund will typically use a variety of derivative instruments, in particular long positions in futures and forward contracts, to achieve exposures to global equity and fixed income securities. The Fund may also hold short positions in derivatives for hedging purposes. During the six months ended June 30, 2017, the Fund used long contracts on U.S. and foreign equity market indices and U.S. and foreign government bonds to gain investment exposures in accordance with its objectives.

Global Alternatives Fund seeks to achieve long and short exposure to global equity, bond, currency and commodity markets through a wide range of derivative instruments and direct investments. These investments are intended to provide the Fund with risk and return characteristics similar to those of a diversified portfolio of hedge funds. The Fund uses quantitative models to estimate the market exposures that drive the aggregate returns of a diverse set of hedge funds, and seeks to use a variety of derivative instruments to capture such exposures in the aggregate. Under normal market conditions, the Fund will make extensive use of derivative instruments, in particular futures and forward contracts on global equity and fixed income securities, securities indices, currencies, commodities and other instruments. During the six months ended June 30, 2017, the Fund used long and short contracts on U.S. and foreign government bonds, foreign currencies, and commodities (through investments in the Subsidiary), long contracts on U.S. and foreign equity market indices, and short contracts on short-term interest rates in accordance with these objectives.

Managed Futures Strategy Fund seeks to generate positive absolute returns over time. The Fund uses a set of proprietary quantitative models to identify price trends in equity, fixed income, currency and commodity instruments, and may have both short and long exposures within an asset class based on an analysis of asset price trends. Under normal market conditions, the Fund will make extensive use of derivative instruments, in particular futures and forward contracts, to capture the exposures suggested by its absolute return strategy while also adding value through volatility management. These market exposures, which are expected to change over time, may include exposures to global equity and fixed income securities, securities indices, currencies, commodities and other instruments. During the six months ended June 30, 2017, the Fund used long and short contracts on U.S. and foreign government bonds, U.S. and foreign equity market indices, foreign currencies, commodities (through investments in the Subsidiary) and short-term interest rates to capture the exposures suggested by the quantitative investment models.

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Notes to Financial Statements (continued)

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Tactical U.S. Market Fund seeks long-term capital appreciation, with emphasis on the protection of capital during unfavorable market conditions. The Fund uses long futures contracts on U.S. equity indices to increase exposure to the U.S. equity market to up to 130% of the Fund’s total assets and short futures on U.S. equity indices to decrease exposure to the U.S. equity market to as low as 0% of the Fund’s total assets (to limit the effects of extreme market drawdowns). During the six months ended June 30, 2017, the Fund used long contracts on U.S. equity market indices to increase exposure to the U.S. equity market.

The following is a summary of derivative instruments for Dynamic Allocation Fund June 30, 2017, as reflected within the Statements of Assets and Liabilities:

Assets	Unrealized Appreciation on Futures Contracts
Exchange-traded asset derivatives
Equity contracts	$59,585

Liabilities	Unrealized Depreciation on Futures Contracts
Exchange-traded liability derivatives
Equity contracts	$(448,708)

Transactions in derivative instruments for Dynamic Allocation Fund June 30, 2017, as reflected within the Statements of Operations were as follows:

Net Realized Gain on:	Futures Contracts
Interest rate contracts	$22,670
Equity contracts	1,889,171

Total	$1,911,841

Net Change in Unrealized Appreciation (Depreciation) on:	Futures Contracts
Interest rate contracts	$(94,765)
Equity contracts	(297,939)

Total	$(392,704)

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Notes to Financial Statements (continued)

June 30, 2017 (Unaudited)

The following is a summary of derivative instruments for Global Alternatives Fund June 30, 2017, as reflected within the Statements of Assets and Liabilities:

Assets	Unrealized Appreciation on Forward Foreign Currency Contracts	Unrealized Appreciation on Futures Contracts
Over-the-counter asset derivatives
Foreign exchange contracts	$129,184	$—

Exchange-traded asset derivatives
Interest rate contracts	$—	$663,128
Foreign exchange contracts	—	581,778
Equity contracts	—	986,021
Commodity contracts	—	2,820,794

Total exchange-traded asset derivatives	$—	$5,051,721

Total asset derivatives	$129,184	$5,051,721

Liabilities	Unrealized Depreciation on Forward Foreign Currency Contracts	Unrealized Depreciation on Futures Contracts
Over-the-counter liability derivatives
Foreign exchange contracts	$(255,543)	$—

Exchange-traded liability derivatives
Interest rate contracts	$—	$(2,588,424)
Foreign exchange contracts	—	(289,858)
Equity contracts	—	(7,526,895)
Commodity contracts	—	(1,475,349)

Total exchange-traded liability derivatives	$—	$(11,880,526)

Total liability derivatives	$(255,543)	$(11,880,526)

Transactions in derivative instruments for Global Alternatives Fund June 30, 2017, as reflected within the Statements of Operations were as follows:

Net Realized Gain (Loss) on:	Futures Contracts	Foreign Currency Transactions[1]
Interest rate contracts	$(3,486,413)	$—
Foreign exchange contracts	(2,342,527)	1,198,693
Equity contracts	73,763,529	—
Commodity contracts	(8,716,911)	—

Total	$59,217,678	$1,198,693

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Notes to Financial Statements (continued)

June 30, 2017 (Unaudited)

Net Change in Unrealized Appreciation (Depreciation) on:	Futures Contracts	Foreign Currency Translations[1]
Interest rate contracts	$(754,524)	$—
Foreign exchange contracts	(3,024,386)	438,876
Equity contracts	(13,232,700)	—
Commodity contracts	3,203,773	—

Total	$(13,807,837)	$438,876

[1]

Represents realized gain and change in unrealized appreciation (depreciation), respectively, for forward foreign currency contracts during the period. Does not include other foreign currency gains or losses included in the Statements of Operations.

The following is a summary of derivative instruments for Managed Futures Strategy Fund as of June 30, 2017, as reflected within the Statements of Assets and Liabilities:

Assets	Unrealized Appreciation on Forward Foreign Currency Contracts	Unrealized Appreciation on Futures Contracts
Over-the-counter asset derivatives
Foreign exchange contracts	$7,073,647	$—

Exchange-traded asset derivatives
Interest rate contracts	$—	$1,373,130
Foreign exchange contracts	—	17,215,680
Equity contracts	—	3,324,552
Commodity contracts	—	9,878,470

Total exchange-traded asset derivatives	$—	$31,791,832

Total asset derivatives	$7,073,647	$31,791,832

Liabilities	Unrealized Depreciation on Forward Foreign Currency Contracts	Unrealized Depreciation on Futures Contracts
Over-the-counter liability derivatives
Foreign exchange contracts	$(11,285,086)	$—

Exchange-traded liability derivatives
Interest rate contracts	$—	$(36,714,675)
Foreign exchange contracts	—	—
Equity contracts	—	(43,918,299)
Commodity contracts	—	(35,639,407)

Total exchange-traded liability derivatives	$—	$(116,272,381)

Total liability derivatives	$(11,285,086)	$(116,272,381)

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Notes to Financial Statements (continued)

June 30, 2017 (Unaudited)

Transactions in derivative instruments for Managed Futures Strategy Fund during the year ended June 30, 2017, as reflected within the Statements of Operations were as follows:

Net Realized Gain (Loss) on:	Futures Contracts	Foreign Currency Translations[1]
Interest rate contracts	$(80,688,429)	$—
Foreign exchange contracts	(58,122,802)	(27,272,434)
Equity contracts	287,909,762	—
Commodity contracts	(72,156,165)	—

Total	$76,942,366	$(27,272,434)

Net Change in Unrealized Appreciation (Depreciation) on:	Futures Contracts	Foreign Currency Translations[1]
Interest rate contracts	$(42,294,750)	$—
Foreign exchange contracts	10,206,518	(3,113,400)
Equity contracts	(57,633,295)	—
Commodity contracts	(22,991,579)	—

Total	$(112,713,106)	$(3,113,400)

[1]

Represents realized loss and change in unrealized appreciation (depreciation), respectively, for forward foreign currency contracts during the period. Does not include other foreign currency gains or losses included in the Statements of Operations.

The following is a summary of derivative instruments for Tactical U.S. Market Fund as of June 30, 2017, as reflected within the Statements of Assets and Liabilities:

Liabilities	Unrealized Depreciation on Futures Contracts
Exchange-traded asset derivatives
Equity contracts	$(164,395)

Transactions in derivative instruments for Tactical U.S. Market Fund during the year ended June 30, 2017, as reflected within the Statements of Operations were as follows:

Net Realized Gain (Loss) on:	Futures Contracts
Equity contracts	$3,066,620

Net Change in Unrealized Appreciation (Depreciation) on:	Futures Contracts
Equity contracts	$170,455

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Notes to Financial Statements (continued)

June 30, 2017 (Unaudited)

As the Funds value their derivatives at fair value and recognize changes in fair value through the Statements of Operations, they do not qualify for hedge accounting under authoritative guidance for derivative instruments. The Funds’ investments in derivatives may represent an economic hedge; however, they are considered to be non-hedge transactions for the purpose of these disclosures.

The volume of forward foreign currency contract and futures contract activity, as a percentage of net assets, based on gross month-end notional amounts outstanding during the period, including long and short positions at absolute value, was as follows for the year ended June 30, 2017:

Dynamic Allocation Fund	Futures
Average Notional Amount Outstanding	81.98%
Highest Notional Amount Outstanding	104.86%
Lowest Notional Amount Outstanding	70.62%
Notional Amount Outstanding as of June 30, 2017	104.86%

Global Alternatives Fund	Forwards	Futures
Average Notional Amount Outstanding	6.98%	130.14%
Highest Notional Amount Outstanding	14.28%	155.20%
Lowest Notional Amount Outstanding	2.10%	94.09%
Notional Amount Outstanding as of June 30, 2017	2.10%	155.20%

Managed Futures Strategy Fund	Forwards	Futures
Average Notional Amount Outstanding	100.31%	557.42%
Highest Notional Amount Outstanding	182.28%	728.32%
Lowest Notional Amount Outstanding	75.66%	446.49%
Notional Amount Outstanding as of June 30, 2017	75.66%	457.52%

Tactical U.S. Market Fund	Futures
Average Notional Amount Outstanding	59.98%
Highest Notional Amount Outstanding	66.04%
Lowest Notional Amount Outstanding	47.10%
Notional Amount Outstanding as of June 30, 2017	66.04%

Notional amounts outstanding at the end of the prior period, if applicable, are included in the average notional amount outstanding.

Unrealized gain and/or loss on open forwards and futures is recorded in the Statements of Assets and Liabilities. The aggregate notional values of forward and futures contracts are not recorded in the Statements of Assets and Liabilities, and therefore are not included in the Funds’ net assets.

Over-the-counter (“OTC”) derivatives, including forward foreign currency contracts, are entered into pursuant to International Swaps and Derivatives Association, Inc. (“ISDA”) agreements negotiated between the Funds and their counterparties. ISDA

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Notes to Financial Statements (continued)

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agreements typically contain, among other things, terms for the posting of collateral and master netting provisions in the event of a default or other termination event. Master netting provisions allow the Funds and the counterparty, in the event of a default or other termination event, to offset amounts owed by each related to derivative contracts, including any posted collateral, to one net amount payable by either the Funds or the counterparty. The Funds’ ISDA agreements typically contain provisions that allow a counterparty to terminate open contracts early if the NAV of a Fund declines beyond a certain threshold. For financial reporting purposes, the Funds do not offset derivative assets and liabilities, and any related collateral pledged, on the Statements of Assets and Liabilities.

As of June 30, 2017, gross amounts of OTC derivative assets and liabilities not offset in the Statements of Assets and Liabilities and the related net amounts after taking into account master netting arrangements, by counterparty, are as follows:

Global Alternatives Fund
Counterparty	Gross Amounts of Assets	Offset Amount	Net Asset Balance	Collateral (Received)/ Pledged	Net Amount
UBS AG	$129,184	$(129,184)	$—	$—	$—

Counterparty	Gross Amounts of Liabilities	Offset Amount	Net Asset Balance	Collateral (Received)/ Pledged	Net Amount
UBS AG	$(255,543)	$129,184	$(126,359)	$126,359	$—

Managed Futures Strategy Fund

Counterparty	Gross Amounts of Assets	Offset Amount	Net Asset Balance	Collateral (Received)/ Pledged	Net Amount
UBS AG	$7,073,647	$(7,073,647)	$—	$—	$—

Counterparty	Gross Amounts of Liabilities	Offset Amount	Net Liability Balance	Collateral (Received)/ Pledged	Net Amount
UBS AG	$(11,285,086)	$7,073,647	$(4,211,439)	$4,211,439	$—

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Notes to Financial Statements (continued)

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The Funds are required to pledge an independent amount of collateral to the counterparty for open forward foreign currency contracts. In addition to the independent amount, the amount of collateral pledged to the counterparty is subsequently increased (for losses) or decreased (for gains) based on the change in value of the contracts, as calculated by the counterparty under the terms of the Funds’ ISDA agreements. As of June 30, 2017, amounts pledged to the counterparty (which may exceed the amounts shown in the table above) are as follows:

	Independent Amount of Collateral	Increase (Decrease) For Change in Value	Required Collateral	Collateral Pledged	Excess/ (Shortfall)
Global Alternatives Fund	$1,093,618	$99,430	$1,193,048	$1,100,000	$(93,048)
Managed Futures Strategy Fund	127,559,826	10,548,212	138,108,038	124,598,608	(13,509,430)

Amounts in excess or short of the required collateral amount are received or paid by the Funds on the next business day, subject to collateral thresholds and minimum transfer requirements. The ISDA agreements include a tri-party control agreement under which collateral pledged from the Fund to the broker is held for the benefit of the broker, as secured party, at a third party custodian, State Street Bank and Trust Company (“State Street Bank”). Collateral pledged to the broker is reflected in “due from brokers” on the Statements of Assets and Liabilities.

Counterparty risk is managed based on policies and procedures established by each Fund’s adviser. Such policies and procedures may include, but are not limited to, minimum counterparty credit rating requirements, monitoring of counterparty credit default swap spreads and posting of collateral. A Fund’s risk of loss from counterparty credit risk on OTC derivatives is generally limited to the Fund’s aggregated unrealized gains and the amount of any collateral pledged to the counterparty, which may be offset by any collateral posted to the Fund by the counterparty. ISDA master agreements can help to manage counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under these ISDA agreements, collateral is routinely transferred if the total net exposure in respect of certain transactions, net of existing collateral already in place, exceeds a specified amount (typically $250,000, depending on the counterparty). With exchange-traded derivatives, there is minimal counterparty credit risk to the Fund because the exchange’s clearinghouse, as counterparty to these instruments, stands between the buyer and the seller of the contract. Credit risk still exists in exchange-traded derivatives with respect to initial and variation margin that is held in a broker’s customer accounts. While brokers are required to segregate customer margin from their own assets, in the event that a broker becomes insolvent or goes into bankruptcy and at that time there is

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Notes to Financial Statements (continued)

June 30, 2017 (Unaudited)

a shortfall in the aggregate amount of margin held by the broker for all its clients, U.S. bankruptcy laws will typically allocate that shortfall on a pro rata basis across all of the broker’s customers, potentially resulting in losses to the Fund. Based on balances reflected on each Fund’s Statement of Assets and Liabilities, the following table shows (i) the maximum amount of loss due to credit risk that, based on the gross fair value of the financial instrument, the applicable Fund would incur if parties (including OTC derivative counterparties and brokers holding margin for exchange-traded derivatives) to the relevant financial instruments failed completely to perform according to the terms of the contracts and the collateral or other security, if any, for the amount due proved to be of no value to the Fund, and (ii) the amount of loss that the applicable Fund would incur after taking into account master netting provisions pursuant to ISDA agreements, as of June 30, 2017:

Fund	Maximum Amount of Loss - Gross	Maximum Amount of Loss - Net
Dynamic Allocation Fund
Exchange-traded counterparty credit risk
Futures contracts	$59,585	$59,585
Margin with brokers	1,748,153	1,748,153

Total exchange-traded counterparty credit risk	$1,807,738	$1,807,738

Global Alternatives Fund
Over-the-counter counterparty credit risk Forward foreign currency contracts	$129,184	$—
Collateral pledged to UBS AG	1,100,000	1,100,000

Total over-the-counter counterparty credit risk	1,229,184	1,100,000

Exchange-traded counterparty credit risk
Futures contracts	5,051,721	5,051,721
Margin with brokers	62,114,567	62,114,567

Total exchange-traded counterparty credit risk	67,166,288	67,166,288

Total counterparty credit risk	$68,395,472	$68,266,288

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Fund	Maximum Amount of Loss - Gross	Maximum Amount of Loss - Net
Managed Futures Strategy Fund
Over-the-counter counterparty credit risk
Forward foreign currency contracts	$7,073,647	$—
Collateral pledged to UBS AG	124,598,608	124,598,608

Total over-the-counter counterparty credit risk	131,672,255	124,598,608

Exchange-traded counterparty credit risk
Futures contracts	31,791,832	31,791,832
Margin with brokers	500,901,463	500,901,463

Total exchange-traded counterparty credit risk	532,693,295	52,693,295

Total counterparty credit risk	$664,365,550	$657,291,903

Tactical U.S. Market Fund
Exchange-traded counterparty credit risk
Futures contracts	$—	$—
Margin with brokers	2,531,093	2,531,093

Total exchange-traded counterparty credit risk	$2,531,093	$2,531,093

5.  Purchases and Sales of Securities.  For the six months ended June 30, 2017, purchases and proceeds from sales or maturities of short-term investments were as follows:

Fund	Purchases	Sales/ Maturities
Global Alternatives Fund	$28,466,996,702	$28,655,766,638
Managed Futures Strategy Fund	48,508,095,293	48,828,273,599

For the six months ended June 30, 2017, purchases and sales of securities (excluding short-term investments) were as follows:

Fund	Purchases	Sales
Dynamic Allocation Fund	$8,122,550	$1,198,618
Tactical U.S. Market Fund	11,537,769	4,204,365

6.  Management Fees and Other Transactions with Affiliates.

a.  Management Fees.  AlphaSimplex Group, LLC (“AlphaSimplex”), which is a subsidiary of Natixis US, serves as investment adviser to the Funds. Under the terms of

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the management agreements, each Fund pays a management fee at the following annual rates, calculated daily and payable monthly, based on each Fund’s average daily net assets.

Percentage of Average Daily Net Assets
Fund
Dynamic Allocation Fund	0.70%
Tactical U.S. Market Fund	0.80%

Global Alternatives Fund pays a management fee at an annual rate of 1.15% on the first $2 billion of the Fund’s average daily net assets (less the net asset value of the Subsidiary), and 1.10% thereafter, calculated daily and payable monthly, less the management fees paid by the Subsidiary.

Managed Futures Strategy Fund pays a management fee at an annual rate of 1.25% on the first $2.5 billion of the Fund’s average daily net assets (less the net asset value of its Subsidiary), and 1.20% thereafter, calculated daily and payable monthly, less the management fees paid by the Subsidiary.

AlphaSimplex also serves as investment adviser to ASG Global Alternatives Cayman Fund Ltd. and ASG Managed Futures Strategy Cayman Fund Ltd., which pay AlphaSimplex a management fee at the annual rate of 1.15% and 1.25%, respectively, of its average daily net assets.

Additionally, AlphaSimplex has entered into a subadvisory agreement with NGAM Advisors, L.P. (“NGAM Advisors”), (through its division, Active Index Advisors), on behalf of Tactical U.S. Market Fund. NGAM Advisors is a wholly-owned subsidiary of Natixis US. Under the terms of the subadvisory agreement, the Fund pays a subadvisory fee at the annual rate of 0.10% of the average daily net assets of the Fund that are allocated by AlphaSimplex to be managed by NGAM Advisors.

Payments to AlphaSimplex are reduced by the amount of payments to NGAM Advisors as described above.

AlphaSimplex has given binding undertakings to the Funds to waive management fees and/or reimburse certain expenses, including expenses of each Subsidiary, if applicable, to limit the Funds’ operating expenses, exclusive of acquired fund fees and expenses, brokerage expenses, interest expense, taxes, organizational and extraordinary expenses, such as litigation and indemnification expenses. These undertakings are in effect until April 30, 2018, may be terminated before then only with the consent of the Funds’ Board of Trustees, and are reevaluated on an annual basis. Management fees payable, as reflected on the Statements of Assets and Liabilities, is net of waivers and/or expense reimbursements, if any, pursuant to these undertakings. Waivers/reimbursements that exceed management fees payable are reflected on the Statements of Assets and Liabilities as receivable from investment adviser.

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Notes to Financial Statements (continued)

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For the six months ended June 30, 2017, the expense limits as a percentage of average daily net assets under the expense limitation agreements were as follows:

	Expense Limit as a Percentage of Average Daily Net Assets
Fund	Class A	Class C	Class N	Class Y
Dynamic Allocation Fund	1.15%	1.90%	—	0.90%
Global Alternatives Fund	1.60%	2.35%	1.30%	1.35%
Managed Futures Strategy Fund	1.70%	2.45%	1.40%	1.45%
Tactical U.S. Market Fund	1.25%	2.00%	—	1.00%

Effective July 1, 2017, the expense limits as a percentage of average daily net assets under the expense limitation agreements for Global Alternatives Fund and Tactical U.S. Market Fund are as follows:

	Expense Limit as a Percentage of Average Daily Net Assets
Fund	Class A	Class C	Class N	Class Y
Global Alternatives Fund	1.54%	2.29%	1.24%	1.29%
Tactical U.S. Market Fund	1.24%	1.99%	—	0.99%

These undertakings are in effect until April 30, 2019, may be terminated before then only with the consent of the Fund’s Board of Trustees, and will be reevaluated on an annual basis.

AlphaSimplex shall be permitted to recover expenses it has borne under the expense limitation agreements (whether through waiver of its management fees or otherwise) on a class by class basis in later periods to the extent the annual operating expenses of a class fall below a class’ expense limits, provided, however, that a class is not obligated to pay such waived/reimbursed fees or expenses more than one year after the end of the fiscal year in which the fees or expenses were waived/reimbursed.

For the six months ended June 30, 2017, the management fees and waivers of management fees for each Fund were as follows:

Fund	Gross Management Fees	Contractual Waivers of Management Fees	Net Management Fees	Percentage of Average Daily Net Assets
				Gross	Net
Dynamic Allocation Fund	$102,954	$86,493	$16,461	0.70%	0.11%
Global Alternatives Fund	8,716,049	—	8,716,049	1.15%	1.15%
Managed Futures Strategy Fund	18,819,933	45,967	18,773,966	1.24%	1.24%
Tactical U.S. Market Fund	292,678	76,138	216,540	0.80%	0.59%

[1]	Management fee waivers are subject to possible recovery until December 31, 2018.

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Notes to Financial Statements (continued)

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No expenses were recovered during the six months ended June 30, 2017 under the terms of the expense limitation agreements.

b.  Service and Distribution Fees.   NGAM Distribution, L.P. (“NGAM Distribution”), which is a wholly-owned subsidiary of Natixis US, has entered into a distribution agreement with the Trust. Pursuant to this agreement, NGAM Distribution serves as principal underwriter of the Funds of the Trust.

Pursuant to Rule 12b-1 under the 1940 Act, the Trust has adopted a Service Plan relating to each Fund’s Class A shares (the “Class A Plans”) and a Distribution and Service Plan relating to each Fund’s Class C shares (the “Class C Plans”).

Under the Class A Plans, each Fund pays NGAM Distribution a monthly service fee at an annual rate not to exceed 0.25% of the average daily net assets attributable to the Funds’ Class A shares, as reimbursement for expenses incurred by NGAM Distribution in providing personal services to investors in Class A shares and/or the maintenance of shareholder accounts.

Under the Class C Plans, each Fund pays NGAM Distribution a monthly service fee at an annual rate not to exceed 0.25% of the average daily net assets attributable to the Funds’ Class C shares, as compensation for services provided by NGAM Distribution in providing personal services to investors in Class C shares and/or the maintenance of shareholder accounts.

Also under the Class C Plans, each Fund pays NGAM Distribution a monthly distribution fee at the annual rate of 0.75% of the average daily net assets attributable to the Funds’ Class C shares, as compensation for services provided by NGAM Distribution in connection with the marketing or sale of Class C shares.

For the six months ended June 30, 2017, the service and distribution fees for each Fund were as follows:

	Service Fees		Distribution Fees
Fund	Class A	Class C	Class C
Dynamic Allocation Fund	$63	$12	$35
Global Alternatives Fund	84,048	41,949	125,848
Managed Futures Strategy Fund	462,026	81,581	244,742
Tactical U.S. Market Fund	13,234	2,523	7,568

c.  Administrative Fees.   NGAM Advisors provides certain administrative services for the Funds and contracts with State Street Bank to serve as sub-administrator. Pursuant to an agreement among Natixis Funds Trusts, Loomis Sayles Funds Trusts and NGAM Advisors, each Fund pays NGAM Advisors monthly its pro rata portion of fees equal to an annual rate of 0.0575% of the first $15 billion of the average daily net assets of the Natixis Funds Trusts and Loomis Sayles Funds Trusts, 0.0500% of the next $15 billion, 0.0400% of the next $30 billion, 0.0350% of the next $30 billion and 0.0325% of such

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Notes to Financial Statements (continued)

June 30, 2017 (Unaudited)

assets in excess of $90 billion, subject to an annual aggregate minimum fee for the Natixis Funds Trusts and Loomis Sayles Funds Trusts of $10 million, which is reevaluated on an annual basis.

NGAM Advisors also provides certain administrative services to the Subsidiaries for which the Subsidiaries pay NGAM Advisors fees equal to an annual rate of 0.05% of the average daily net assets of each Subsidiary. Payments by the Funds are reduced by the amount of payments to NGAM Advisors by the Subsidiaries. In addition, NGAM Advisors and each Subsidiary contract with State Street Bank to serve as sub-administrator.

For the six months ended June 30, 2017, the administrative fees paid to NGAM Advisors for each Fund were as follows (exclusive of sub-administrative fees paid to State Street Bank by the Subsidiaries):

Fund	Administrative Fees
Dynamic Allocation Fund	$6,575
Global Alternatives Fund	338,902
Managed Futures Strategy Fund	678,128
Tactical U.S. Market Fund	16,356

d.  Sub-Transfer Agent Fees.  NGAM Distribution has entered into agreements, which include servicing agreements, with financial intermediaries that provide recordkeeping, processing, shareholder communications and other services to customers of the intermediaries that hold positions in the Funds and has agreed to compensate the intermediaries for providing those services. Intermediaries transact with the Funds primarily through the use of omnibus accounts on behalf of their customers who hold positions in the Funds. These services would have been provided by the Funds’ transfer agent and other service providers if the shareholders’ accounts were maintained directly at the Funds’ transfer agent. Accordingly, the Funds have agreed to reimburse NGAM Distribution for all or a portion of the servicing fees paid to these intermediaries. The reimbursement amounts (sub-transfer agent fees) paid to NGAM Distribution are subject to a current per-account equivalent fee limit approved by the Funds’ Board of Trustees, which is based on fees for similar services paid to the Funds’ transfer agent and other service providers. Class N shares do not bear such expenses.

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Notes to Financial Statements (continued)

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For the six months ended June 30, 2017, the sub-transfer agent fees (which are reflected in transfer agent fees and expenses in the Statements of Operations) for each Fund were as follows:

Fund	Sub-Transfer Agent Fees
Dynamic Allocation Fund	$7,800
Global Alternatives Fund	286,339
Managed Futures Strategy Fund	1,360,252
Tactical U.S. Market Fund	40,280

As of June 30, 2017, the Funds owe NGAM Distribution the following reimbursements for sub-transfer agent fees (which are reflected in the Statements of Assets and Liabilities as payable to distributor):

Fund	Reimbursements of Sub-Transfer Agent Fees
Dynamic Allocation Fund	$153
Global Alternatives Fund	8,106
Managed Futures Strategy Fund	34,176
Tactical U.S. Market Fund	1,138

Sub-transfer agent fees attributable to Class A, Class C and Class Y are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of those classes.

e.  Commissions.  Commissions (including CDSCs) on Fund shares retained by NGAM Distribution during the six months ended June 30, 2017 were as follows:

Fund	Commissions
Dynamic Allocation Fund	$20
Global Alternatives Fund	2,949
Managed Futures Strategy Fund	46,630
Tactical U.S. Market Fund	1,477

f.   Trustees Fees and Expenses.  The Trust does not pay any compensation directly to its officers or Trustees who are directors, officers or employees of NGAM Advisors, NGAM Distribution, Natixis US or their affiliates. The Chairperson of the Board of Trustees receives a retainer fee at the annual rate of $325,000. The Chairperson does not receive any meeting attendance fees for Board of Trustees meetings or committee meetings that she attends. Each Independent Trustee (other than the Chairperson) receives, in the aggregate, a retainer fee at the annual rate of $155,000. Each Independent Trustee also receives a meeting attendance fee of $10,000 for each meeting of the Board of Trustees that he or she attends in person and $5,000 for each

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Notes to Financial Statements (continued)

June 30, 2017 (Unaudited)

meeting of the Board of Trustees that he or she attends telephonically. In addition, the chairperson of the Contract Review Committee and the chairperson of the Audit Committee each receive an additional retainer fee at the annual rate of $17,500. The chairperson of the Governance Committee receives an additional retainer fee at the annual rate of $10,000. Each Contract Review Committee member is compensated $6,000 for each Committee meeting that he or she attends in person and $3,000 for each meeting that he or she attends telephonically. Each Audit Committee member is compensated $6,000 for each Committee meeting that he or she attends in person and $3,000 for each meeting that he or she attends telephonically. These fees are allocated among the funds in the Natixis Funds Trusts and Loomis Sayles Funds Trusts based on a formula that takes into account, among other factors, the relative net assets of each fund. Trustees are reimbursed for travel expenses in connection with attendance at meetings.

A deferred compensation plan (the “Plan”) is available to the Trustees on a voluntary basis. Deferred amounts remain in the Funds until distributed in accordance with the provisions of the Plan. The value of a participating Trustee’s deferral account is based on theoretical investments of deferred amounts, on the normal payment dates, in certain funds of the Natixis Funds Trusts and Loomis Sayles Funds Trusts as designated by the participating Trustees. Changes in the value of participants’ deferral accounts are allocated pro rata among the funds in the Natixis Funds Trusts and Loomis Sayles Funds Trusts, and are normally reflected as Trustees’ fees and expenses in the Statements of Operations. The portions of the accrued obligations allocated to the Funds under the Plan are reflected as Deferred Trustees’ fees in the Statements of Assets and Liabilities.

g.  Affiliated Ownership.  As of June 30, 2017, Natixis US and affiliates held shares of the Dynamic Allocation Fund and Managed Futures Strategy Fund representing 18.68% and less than 0.01%, respectively, of the Funds’ net assets. Investment activities of affiliated shareholders could have material impacts on the Funds.

h.  Reimbursement of Transfer Agent Fees and Expenses.  NGAM Advisors has given a binding contractual undertaking to the Managed Futures Fund to reimburse any and all transfer agency expenses for the Funds’ Class N shares. This undertaking is in effect through April 30, 2018 and is not subject to recovery under the expense limitation agreement described above.

For the period from May 1, 2017 through June 30, 2017, NGAM Advisors reimbursed the Fund $24 for transfer agency expenses related to Class N shares.

7.  Class-Specific Transfer Agent Fees and Expenses.  For the six months ended June 30, 2017, Global Alternatives Fund incurred the following class-specific transfer agent fees and expenses:

	Class A	Class C	Class N	Class Y
Transfer Agent Fees and Expenses	$24,590	$12,248	$121	$512,000

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For the period from May 1, 2017 through June 30, 2017, Managed Futures Strategy Fund incurred the following class-specific transfer agent fees and expenses:

	Class A	Class C	Class N	Class Y
Transfer Agent Fees and Expenses	$47,953	$9,441	$24	$398,471

Transfer agent fees and expenses attributable to Class A, Class C, and Class Y are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of those classes. Transfer agent fees and expenses attributable to Class N are allocated to Class N.

All other Funds in this report allocate transfer agent fees and expenses on a pro rata basis based on the relative net assets of each class to the total net assets of those classes.

8.  Line of Credit.  Each Fund, together with certain other funds of Natixis Funds Trusts and Loomis Sayles Funds Trusts, entered into a 364-day, $400,000,000 syndicated, committed, unsecured line of credit with Citibank, N.A. to be used for temporary or emergency purposes only. Any one Fund may borrow up to the full $400,000,000 under the line of credit (as long as all borrowings by all Funds in the aggregate do not exceed the $400,000,000 limit at any time), subject to each Fund’s investment restrictions. Interest is charged to the Funds at a rate equal to the greater of the eurodollar or the federal funds rate plus 1.00%. In addition, a commitment fee of 0.15% per annum, payable on the last business day of each month, is accrued and apportioned among the participating funds based on their average daily unused portion of the line of credit. The Funds paid an arrangement fee, an upfront fee, and other fees in connection with the new line of credit agreement, which are being amortized over a period of 364 days and are reflected as miscellaneous expenses on the Statements of Operations. The unamortized balance is reflected as prepaid expenses on the Statements of Assets and Liabilities.

Prior to April 13, 2017, the commitment fee was 0.10% per annum based on the average daily unused portion of the line of credit.

For the six months ended June 30, 2017, none of the Funds had borrowings under these agreements.

9.  Concentration of Risk.  Each Fund’s investments in foreign securities are subject to foreign currency fluctuations, higher volatility than U.S. securities, varying degrees of regulation and limited liquidity. Greater political, economic, credit and information risks are also associated with foreign securities.

The Funds’ (excluding Dynamic Allocation Fund and Tactical U.S. Market Fund) investments in commodity-related instruments may subject the Funds to greater volatility than investments in other securities. The value of these investments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity.

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Notes to Financial Statements (continued)

June 30, 2017 (Unaudited)

Dynamic Allocation Fund is non-diversified, which means that it is not limited under the 1940 Act to a percentage of assets that it may invest in any one issuer. Because the Fund may invest in the securities of a limited number of issuers, an investment in the Fund may involve a higher degree of risk than would be present in a diversified portfolio.

10.  Interest Expense.  The Funds may incur interest expense on net cash and foreign currency debit balances, if any, for accounts held at brokers. Interest expense incurred for the six months ended June 30, 2017 is reflected on the Statements of Operations.

11.  Concentration of Ownership.  From time to time, a Fund may have a concentration of one or more accounts constituting a significant percentage of shares outstanding. Investment activities by holders of such accounts could have material impacts on the Funds. As of June 30, 2017, based on management’s evaluation of the shareholder account base, the Funds had accounts representing controlling ownership of more than 5% of the Fund’s total outstanding shares. The number of such accounts, based on accounts that represent more than 5% of an individual class of shares, and the aggregate percentage of net assets represented by such holdings were as follows:

Fund	Number of 5% Non-Affiliated Account Holders	Percentage of Non-Affiliated Ownership		Percentage of Affiliated Ownership (Note 6g)	Total Percentage of Ownership
Dynamic Allocation Fund	2	71.26%		18.68%	89.94%
Global Alternatives Fund	2	57.25%		—	57.25%
Managed Futures Strategy Fund	3	32.48	%(a)	—	32.48	%(a)
Tactical U.S. Market Fund	4	75.23	%(a)	—	75.23	%(a)

Omnibus shareholder accounts for which NGAM Advisors understands that the intermediary has discretion over the underlying shareholder accounts or investment models where a shareholder account may be invested for a non-discretionary customer are included in the table above. For other omnibus accounts, the Funds do not have information on the individual shareholder accounts underlying the omnibus accounts; therefore, there could be other 5% shareholders in addition to those disclosed in the table above.

(a)	Certain Fund shareholders are invested in the Fund as a result of the Fund’s inclusion in an investment portfolio model, utilized by certain third party intermediaries, developed by an affiliate of the Fund (AlphaSimplex). Without this model or as a result of changes in this model, these shareholder positions in the Fund may not exist or could change in a material amount. AlphaSimplex has no involvement in the decisions to invest in the models provided.

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Notes to Financial Statements (continued)

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12.  Capital Shares.  Each Fund may issue an unlimited number of shares of beneficial interest, without par value. Transactions in capital shares were as follows:

	Six Months Ended June 30, 2017		Year Ended December 31, 2016
Dynamic Allocation Fund	Shares	Amount	Shares	Amount
Class A
Issued from the sale of shares	17,840	$195,373	3,298	$32,218
Issued in connection with the reinvestment of distributions	14	143	5	52
Redeemed	(9,747)	(108,000)	(495)	(4,875)

Net change	8,107	$87,516	2,808	$27,395

Class C
Issued from the sale of shares	—	$—	571	$5,453
Issued in connection with the reinvestment of distributions	4	50	— (a)	— (b)
Redeemed	—	—	(460)	(4,531)

Net change	4	$50	111	$922

Class Y
Issued from the sale of shares	2,144,073	$22,823,358	624,132	$6,173,414
Issued in connection with the reinvestment of distributions	15,694	166,826	7,288	73,594
Redeemed	(1,329,385)	(14,137,646)	(455,346)	(4,512,279)

Net change	830,382	$8,852,538	176,074	$1,734,729

Increase (decrease) from capital share transactions	838,493	$8,940,104	178,993	$1,763,046

(a)	Amount rounds to less than one share.
(b)	Amount rounds to less than $1.00.

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	Six Months Ended June 30, 2017		Year Ended December 31, 2016
Global Alternatives Fund	Shares	Amount	Shares	Amount
Class A
Issued from the sale of shares	427,182	$4,368,688	4,133,496	$40,817,282
Redeemed	(2,423,720)	(24,780,958)	(17,986,130)	(173,576,797)

Net change	(1,996,538)	$(20,412,270)	(13,852,634)	$(132,759,515)

Class C
Issued from the sale of shares	50,402	$483,665	321,722	$3,002,124
Redeemed	(1,096,614)	(10,520,674)	(5,909,888)	(53,789,898)

Net change	(1,046,212)	$(10,037,009)	(5,588,166)	$(50,787,774)

Class N
Issued from the sale of shares	3,622	$37,520	38,340	$379,457
Redeemed	(29,202)	(301,101)	(78,325)	(780,214)

Net change	(25,580)	$(263,581)	(39,985)	$(400,757)

Class Y
Issued from the sale of shares	16,820,504	$175,533,507	62,997,782	$625,624,429
Redeemed	(35,843,916)	(373,594,645)	(229,760,358)	(2,258,343,102)

Net change	(19,023,412)	$(198,061,138)	(166,762,576)	$(1,632,718,673)

Increase (decrease) from capital share transactions	(22,091,742)	$(228,773,998)	(186,243,361)	$(1,816,666,719)

	Six Months Ended June 30, 2017		Year Ended December 31, 2016
Managed Futures Strategy Fund	Shares	Amount	Shares	Amount
Class A
Issued from the sale of shares	7,406,250	$72,886,886	35,536,077	$380,621,435
Redeemed	(24,075,668)	(238,306,570)	(35,043,240)	(364,059,654)

Net change	(16,669,418)	$(165,419,684)	492,837	$16,561,781

Class C
Issued from the sale of shares	473,396	$4,483,629	3,692,171	$38,675,810
Redeemed	(1,670,467)	(15,825,696)	(2,839,728)	(28,367,764)

Net change	(1,197,071)	$(11,342,067)	852,443	$10,308,046

Class N(a)
Issued from the sale of shares	102	$1,000	—	$—

Net change	102	$1,000	—	$—

Class Y
Issued from the sale of shares	66,025,587	$654,057,591	196,340,237	$2,089,326,900
Issued in connection with the reinvestment of distributions	—	—	14,752	146,350
Redeemed	(66,061,272)	(654,299,423)	(133,953,574)	(1,377,014,609)

Net change	(35,685)	$(241,832)	62,401,415	$712,458,641

Increase (decrease) from capital share transactions	(17,902,072)	$(177,002,583)	63,746,695	$739,328,468

(a)	From commencement of Class operations on May 1, 2017 through June 30, 2017.

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June 30, 2017 (Unaudited)

	Six Months Ended June 30, 2017		Year Ended December 31, 2016
Tactical U.S. Market Fund	Shares	Amount	Shares	Amount
Class A
Issued from the sale of shares	456,251	$5,691,064	803,091	$9,110,082
Issued in connection with the reinvestment of distributions	118	1,478	2,636	31,318
Redeemed	(213,412)	(2,702,210)	(919,309)	(10,616,695)

Net change	242,957	$2,990,332	(113,582)	$(1,475,295)

Class C
Issued from the sale of shares	11,558	$141,404	60,500	$680,339
Issued in connection with the reinvestment of distributions	29	356	—	—
Redeemed	(22,127)	(270,821)	(86,641)	(968,616)

Net change	(10,540)	$(129,061)	(26,141)	$(288,277)

Class Y
Issued from the sale of shares	1,198,987	$15,123,420	2,782,073	$31,892,345
Issued in connection with the reinvestment of distributions	784	9,875	34,967	416,807
Redeemed	(1,171,513)	(14,688,775)	(5,673,700)	(65,382,717)

Net change	28,258	$444,520	(2,856,660)	$(33,073,565)

Increase (decrease) from capital share transactions	260,675	$3,305,791	(2,996,383)	$(34,837,137)

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NATIXIS FUNDS

Supplement dated June 30, 2017 to the Natixis Funds Summary Prospectuses, dated February 28, 2017, March 31, 2017, and May 1, 2017, as may be revised or supplemented from time to time, for the following funds:

AEW Real Estate Fund	Loomis Sayles Value Fund
ASG Dynamic Allocation Fund	McDonnell Intermediate Municipal Bond Fund
ASG Global Alternatives Fund	Mirova Global Green Bond Fund
ASG Managed Futures Strategy Fund	Mirova Global Sustainable Equity Fund
ASG Tactical U.S. Market Fund	Natixis Oakmark Fund
Gateway Equity Call Premium Fund	Natixis Oakmark International Fund
Gateway Fund	Natixis Sustainable Future 2015 Fund
Loomis Sayles Core Plus Bond Fund	Natixis Sustainable Future 2020 Fund
Loomis Sayles Dividend Income Fund	Natixis Sustainable Future 2025 Fund
Loomis Sayles Global Equity and Income Fund	Natixis Sustainable Future 2030 Fund
Loomis Sayles Global Growth Fund	Natixis Sustainable Future 2035 Fund
Loomis Sayles Growth Fund	Natixis Sustainable Future 2040 Fund
Loomis Sayles High Income Fund	Natixis Sustainable Future 2045 Fund
Loomis Sayles Intermediate Duration Bond Fund	Natixis Sustainable Future 2050 Fund
Loomis Sayles Investment Grade Bond Fund	Natixis Sustainable Future 2055 Fund
Loomis Sayles Limited Term Government and Agency Fund	Natixis Sustainable Future 2060 Fund
Loomis Sayles Multi-Asset Income Fund	Natixis U.S. Equity Opportunities Fund
Loomis Sayles Senior Floating Rate and Fixed Income Fund	Vaughan Nelson Select Fund
Loomis Sayles Strategic Alpha Fund	Vaughan Nelson Small Cap Value Fund
Loomis Sayles Strategic Income Fund	Vaughan Nelson Value Opportunity Fund

ASG GLOBAL ALTERNATIVES FUND

Effective July 1, 2017, AlphaSimplex Group, LLC has given a binding contractual undertaking to the Fund to limit the amount of the Fund’s total annual fund operating expenses (exclusive of brokerage expenses, interest expense, taxes, acquired fund fees and expenses, organizational and extraordinary expenses, such as litigation and indemnification expenses) to 1.54%, 2.29%, 1.24%, 1.54% and 1.29% of the Fund’s average daily net assets for Class A, Class C, Class N, Class T and Class Y shares, respectively.

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This undertaking is in effect through April 30, 2019.

Accordingly, the Annual Fund Operating Expenses table and the Example table within the section “Fund Fees & Expenses” are amended and restated as follows with respect to the Fund:

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class C	Class N	Class T	Class Y
Management fees	1.14%	1.14%	1.14%	1.14%	1.14%
Distribution and/or service (12b-1) fees	0.25%	1.00%	0.00%	0.25%	0.00%
Other expenses	0.18%	0.18%	0.10%	0.18%[1]	0.18%
Total annual fund operating expenses[2]	1.57%	2.32%	1.24%	1.57%	1.32%
Fee waiver and/or expense reimbursement[3]	0.01%	0.01%	0.00%	0.01%	0.01%
Total annual fund operating expenses after fee waiver and/or expense reimbursement	1.56%	2.31%	1.24%	1.56%	1.31%

1	Other expenses are estimated for the current fiscal year.

2	The expense information shown in the table above includes acquired fund fees and expenses of less than 0.01%; the ratios may differ from the expense information disclosed in the Fund’s financial highlights table because the financial highlights table reflects the operating expenses of the Fund and does not include acquired fund fees and expenses.

3	AlphaSimplex Group, LLC (“AlphaSimplex” or the “Adviser”) has given a binding contractual undertaking to the Fund to limit the amount of the Fund’s total annual fund operating expenses to 1.54%, 2.29%, 1.24%, 1.54% and 1.29% of the Fund’s average daily net assets for Class A, Class C, Class N, Class T and Class Y shares, respectively, exclusive of brokerage expenses, interest expense, taxes, acquired fund fees and expenses, organizational and extraordinary expenses, such as litigation and indemnification expenses. This undertaking is in effect through April 30, 2019 and may be terminated before then only with the consent of the Fund’s Board of Trustees. The Adviser will be permitted to recover, on a class by class basis, management fees waived and/or expenses reimbursed to the extent that expenses in later periods fall below the applicable expense limitations for Class A, Class C, Class N, Class T and Class Y shares. The Fund will not be obligated to repay any such waived/reimbursed fees and expenses more than one year after the end of the fiscal year in which the fees or expenses were waived/reimbursed.

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Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods (except where indicated). The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same, except that the examples for Class A, Class C, Class T and Class Y are based on the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement assuming that such waiver and/or reimbursement will only be in place through the date noted above and on the Total Annual Fund Operating Expenses for the remaining periods. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

If shares are redeemed:
	1 year	3 years	5 years	10 years
Class A	$725	$1,040	$1,379	$2,333
Class C	$334	$723	$1,239	$2,654
Class N	$126	$393	$681	$1,500
Class T	$405	$732	$1,082	$2,069
Class Y	$133	$416	$722	$1,589

If shares are not redeemed:
	1 year	3 years	5 years	10 years
Class C	$234	$723	$1,239	$2,654

ASG TACTICAL U.S. MARKET FUND

Effective July 1, 2017, AlphaSimplex Group, LLC has given a binding contractual undertaking to the Fund to limit the amount of the Fund’s total annual fund operating expenses (exclusive of brokerage expenses, interest expense, taxes, acquired fund fees and expenses, organizational and extraordinary expenses, such as litigation and indemnification expenses) to 1.24%, 1.99%, 1.24% and 0.99% of the Fund’s average daily net assets for Class A, Class C, Class T and Class Y shares, respectively.

This undertaking is in effect through April 30, 2019.

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Accordingly, the Annual Fund Operating Expenses table and the Example table within the section “Fund Fees & Expenses” are amended and restated as follows with respect to the Fund:

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class C	Class T	Class Y
Management fees	0.80%	0.80%	0.80%	0.80%
Distribution and/or service (12b-1) fees	0.25%	1.00%	0.25%	0.00%
Other expenses[1]	0.35%	0.35%	0.35%[2]	0.35%
Total annual fund operating expenses	1.40%	2.15%	1.40%	1.15%
Fee waiver and/or expense reimbursement[3]	0.16%	0.16%	0.16%	0.16%
Total annual fund operating expenses after fee waiver and/or expense reimbursement	1.24%	1.99%	1.24%	0.99%

1	The expense information shown in the table above includes acquired fund fees and expenses of less than 0.01%.

2	Other expenses are estimated for the current fiscal year.

3	AlphaSimplex Group, LLC (“AlphaSimplex” or the “Adviser”) has given a binding contractual undertaking to the Fund to limit the amount of the Fund’s total annual fund operating expenses to 1.24%, 1.99%, 1.24% and 0.99% of the Fund’s average daily net assets for Class A, Class C, Class T and Class Y shares, respectively, exclusive of brokerage expenses, interest expense, taxes, acquired fund fees and expenses, organizational and extraordinary expenses, such as litigation and indemnification expenses. This undertaking is in effect through April 30, 2019 and may be terminated before then only with the consent of the Fund’s Board of Trustees. The Adviser will be permitted to recover, on a class by class basis, management fees waived and/or expenses reimbursed to the extent that expenses in later periods fall below the applicable expense limitations for Class A, Class C, Class T and Class Y shares. The Fund will not be obligated to repay any such waived/reimbursed fees and expenses more than one year after the end of the fiscal year in which the fees or expenses were waived/reimbursed.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods (except where indicated). The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same, except that the example is based on Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement assuming that such waiver and/or reimbursement will only be in place through the date noted above and on the Total

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Annual Fund Operating Expenses for the remaining periods. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

If shares are redeemed:
	1 year	3 years	5 years	10 years
Class A	$694	$965	$1,270	$2,134
Class C	$302	$644	$1,127	$2,459
Class T	$373	$653	$969	$1,862
Class Y	$101	$336	$604	$1,371

If shares are not redeemed:
	1 year	3 years	5 years	10 years
Class C	$202	$644	$1,127	$2,459

Effective July 1, 2017, the information under sub-sections “Class A and C Shares” and “Class A Shares,” as applicable, in the section “Purchase and Sale of Fund Shares” in each Fund’s Summary is hereby amended and restated as follows:

The following chart shows the investment minimums for various types of accounts:

Type of Account	Minimum Initial Purchase	Minimum Subsequent Purchase
Any account other than those listed below	$2,500	$50
For shareholders participating in Natixis Funds’ Investment Builder Program	$1,000	$50
For Traditional IRA, Roth IRA, Rollover IRA, SEP-IRA and Keogh plans using the Natixis Funds’ prototype document (direct accounts, not held through intermediary)	$1,000	$50
Coverdell Education Savings Accounts using the Natixis Funds’ prototype document (direct accounts, not held through intermediary)	$500	$50

There is no initial or subsequent investment minimum for:

•

Wrap Fee Programs of certain broker-dealers, the advisers or NGAM Distribution, L.P. Please consult your financial representative to determine if your wrap fee program is subject to additional or different conditions or fees.

•	Certain Retirement Plans. Please consult your retirement plan administrator to determine if your retirement plan is subject to additional or different conditions or fees.

•	Clients of a Registered Investment Adviser where the Registered Investment Adviser receives an advisory, management or consulting fee.

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Effective July 1, 2017, the information under sub-section “Class Y Shares” in the section “Purchase and Sale of Fund Shares” in each Fund’s Summary is hereby amended and restated as follows:

Class Y shares of the Fund are generally subject to a minimum initial investment of $100,000 and a minimum subsequent investment of $50, except there is no minimum initial or subsequent investment for:

•

Wrap Fee Programs of certain broker-dealers, the advisers or NGAM Distribution, L.P. Please consult your financial representative to determine if your wrap fee program is subject to additional or different conditions or fees.

•	Certain Retirement Plans. Please consult your retirement plan administrator to determine if your retirement plan is subject to additional or different conditions or fees.

•	Certain Individual Retirement Accounts if the amounts invested represent rollover distributions from investments by any of the retirement plans invested in the Fund.

•	Clients of a Registered Investment Adviser where the Registered Investment Adviser receives an advisory, management or consulting fee.

•

Fund Trustees, former Fund trustees, employees of affiliates of the Natixis Funds and other individuals who are affiliated with any Natixis Fund (this also applies to any spouse, parents, children, siblings, grandparents, grandchildren and in-laws of those mentioned) and Natixis affiliate employee benefit plans.

At the discretion of NGAM Advisors, clients of NGAM Advisors and its affiliates may purchase Class Y shares of the Fund below the stated minimums.

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Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Schedule of Investments.

Included as part of the Report to Shareholders filed as Item 1 herewith.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Securities Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees.

Item 11. Controls and Procedures.

The Registrant’s principal executive officer and principal financial officer have concluded that the Registrant’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Registrant in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal quarter of the period covered by the report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a) (1)	Not applicable

(a) (2)	Certifications of Principal Executive Officer and Principal Financial Officer pursuant to 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)), filed herewith as Exhibits (a)(2)(1) and (a)(2)(2), respectively.

(a) (3)	Not applicable.

(b)	Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Section 906 of Sarbanes-Oxley Act of 2002 are filed herewith as Exhibit (b).

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Natixis Funds Trust II

By:	/s/ David L. Giunta

Name:	David L. Giunta
Title:	President and Chief Executive Officer
Date:	August 22, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ David L. Giunta

Name:	David L. Giunta
Title:	President and Chief Executive Officer
Date:	August 22, 2017

By:	/s/ Michael C. Kardok

Name:	Michael C. Kardok
Title:	Treasurer
Date:	August 22, 2017